UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.21%
Actual		$ 1,000.00	$ 1,026.30	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class T	1.46%
Actual		$ 1,000.00	$ 1,024.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.95%
Actual		$ 1,000.00	$ 1,022.20	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.96%
Actual		$ 1,000.00	$ 1,021.90	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.28	$ 9.93
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,027.10	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.3	9.4
Public Storage	7.5	7.3
Ventas, Inc.	7.2	6.8
Prologis, Inc.	5.9	5.0
Digital Realty Trust, Inc.	4.6	2.7
Boston Properties, Inc.	4.5	4.7
Equity Residential (SBI)	4.2	3.6
SL Green Realty Corp.	4.0	4.5
Essex Property Trust, Inc.	3.8	3.9
Camden Property Trust (SBI)	3.8	0.3
	56.8
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.2	15.8
REITs - Malls	15.8	15.2
REITs - Office Buildings	14.5	18.1
REITs - Industrial Buildings	14.5	13.5
REITs - Health Care Facilities	10.6	11.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 96.1%		Stocks 97.3%
	Convertible Securities† 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	0.7%	** Foreign investments	1.1%
† Amount represents less than 0.1%.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Health Care Facilities - 2.3%
Brookdale Senior Living, Inc. (a)	175,051	$ 3,080,898
Emeritus Corp. (a)	395,865	6,911,803
Sunrise Senior Living, Inc. (a)(d)	295,992	2,104,503
TOTAL HEALTH CARE FACILITIES		12,097,204
REAL ESTATE INVESTMENT TRUSTS - 92.4%
REITs - Apartments - 17.2%
AvalonBay Communities, Inc.	41,282	5,614,765
Camden Property Trust (SBI)	313,486	20,219,847
Education Realty Trust, Inc.	1,131,212	12,103,968
Equity Residential (SBI)	367,135	21,862,889
Essex Property Trust, Inc.	140,722	20,263,968
Post Properties, Inc.	239,512	10,703,791
TOTAL REITS - APARTMENTS		90,769,228
REITs - Health Care Facilities - 10.6%
HCP, Inc.	256,811	10,793,766
Health Care REIT, Inc.	125,344	7,170,930
Healthcare Realty Trust, Inc.	12,600	265,482
Ventas, Inc.	648,069	37,788,903
TOTAL REITS - HEALTH CARE FACILITIES		56,019,081
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	460,798	7,847,390
DiamondRock Hospitality Co.	625,083	6,588,375
Host Hotels & Resorts, Inc.	477,534	7,841,108
LaSalle Hotel Properties (SBI)	48,600	1,314,630
Sunstone Hotel Investors, Inc. (a)	401,891	3,733,567
TOTAL REITS - HOTELS		27,325,070
REITs - Industrial Buildings - 14.5%
DCT Industrial Trust, Inc.	751,100	4,146,072
Prologis, Inc.	976,357	30,960,280
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	285,241	$ 39,608,565
Stag Industrial, Inc.	148,000	1,773,040
TOTAL REITS - INDUSTRIAL BUILDINGS		76,487,957
REITs - Malls - 15.8%
CBL & Associates Properties, Inc.	904,540	15,711,860
Simon Property Group, Inc.	437,692	59,464,837
The Macerich Co.	150,846	8,190,938
TOTAL REITS - MALLS		83,367,635
REITs - Management/Investment - 4.6%
Digital Realty Trust, Inc. (d)	341,950	24,230,577
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	76,700	3,076,437
REITs - Office Buildings - 14.5%
Alexandria Real Estate Equities, Inc.	53,741	3,891,386
Boston Properties, Inc.	227,749	23,697,283
Corporate Office Properties Trust (SBI)	42,700	1,034,621
Douglas Emmett, Inc. (d)	671,200	14,034,792
Highwoods Properties, Inc. (SBI)	391,025	12,939,017
SL Green Realty Corp.	287,622	21,148,846
TOTAL REITS - OFFICE BUILDINGS		76,745,945
REITs - Shopping Centers - 9.4%
Acadia Realty Trust (SBI)	470,000	9,879,400
DDR Corp.	1,178,837	16,338,681
Equity One, Inc.	236,693	4,461,663
Excel Trust, Inc.	174,100	2,211,070
Glimcher Realty Trust	545,266	5,250,912
Kite Realty Group Trust	416,731	2,083,655
Vornado Realty Trust	120,588	9,753,157
TOTAL REITS - SHOPPING CENTERS		49,978,538
TOTAL REAL ESTATE INVESTMENT TRUSTS		488,000,468
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	222,230	$ 3,836,252
Forest City Enterprises, Inc. Class A (a)	277,667	3,645,768
TOTAL REAL ESTATE OPERATING COMPANIES		7,482,020
TOTAL COMMON STOCKS (Cost $412,599,102)		507,579,692
Convertible Preferred Stocks - 0.0%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co.:
12.00% (e) (Cost $527,100)	5,271	18,290
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.12% (b)	22,251,610	22,251,610
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,671,440	22,671,440
TOTAL MONEY MARKET FUNDS (Cost $44,923,050)		44,923,050
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $458,049,252)		552,521,032
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(24,429,935)
NET ASSETS - 100%		$ 528,091,097
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,290 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,943
Fidelity Securities Lending Cash Central Fund	165,500
Total	$ 175,443
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 507,579,692	$ 507,579,692	$ -	$ -
Convertible Preferred Stocks	18,290	-	18,290	-
Money Market Funds	44,923,050	44,923,050	-	-
Total Investments in Securities:	$ 552,521,032	$ 552,502,742	$ 18,290	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,494,836) - See accompanying schedule: Unaffiliated issuers (cost $413,126,202)	$ 507,597,982
Fidelity Central Funds (cost $44,923,050)	44,923,050
Total Investments (cost $458,049,252)		$ 552,521,032
Receivable for investments sold		3,594,374
Receivable for fund shares sold		1,720,518
Dividends receivable		248,960
Distributions receivable from Fidelity Central Funds		4,312
Prepaid expenses		1,173
Other receivables		2,667
Total assets		558,093,036

Liabilities
Payable for investments purchased	$ 5,678,483
Payable for fund shares redeemed	1,143,238
Accrued management fee	234,362
Distribution and service plan fees payable	111,139
Other affiliated payables	134,722
Other payables and accrued expenses	28,555
Collateral on securities loaned, at value	22,671,440
Total liabilities		30,001,939

Net Assets		$ 528,091,097
Net Assets consist of:
Paid in capital		$ 456,570,127
Distributions in excess of net investment income		(17,629)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,933,181)
Net unrealized appreciation (depreciation) on investments		94,471,780
Net Assets		$ 528,091,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,031,005 ÷ 9,401,195 shares)	$ 18.09

Maximum offering price per share (100/94.25 of $18.09)	$ 19.19
Class T: Net Asset Value and redemption price per share ($77,005,763 ÷ 4,259,500 shares)	$ 18.08

Maximum offering price per share (100/96.50 of $18.08)	$ 18.74
Class B: Net Asset Value and offering price per share ($9,886,132 ÷ 552,903 shares)A	$ 17.88

Class C: Net Asset Value and offering price per share ($48,392,478 ÷ 2,711,287 shares)A	$ 17.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,775,719 ÷ 12,238,135 shares)	$ 18.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,946,535
Income from Fidelity Central Funds		175,443
Total income		5,121,978

Expenses
Management fee	$ 1,271,087
Transfer agent fees	682,725
Distribution and service plan fees	624,060
Accounting and security lending fees	90,741
Custodian fees and expenses	12,809
Independent trustees' compensation	1,495
Registration fees	82,479
Audit	24,884
Legal	962
Miscellaneous	1,980
Total expenses before reductions	2,793,222
Expense reductions	(70)	2,793,152
Net investment income (loss)		2,328,826
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,388,879)
Foreign currency transactions	(588)
Total net realized gain (loss)		(12,389,467)
Change in net unrealized appreciation (depreciation) on investment securities		26,173,596
Net gain (loss)		13,784,129
Net increase (decrease) in net assets resulting from operations		$ 16,112,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,328,826	$ 2,958,826
Net realized gain (loss)	(12,389,467)	54,414,285
Change in net unrealized appreciation (depreciation)	26,173,596	34,015,366
Net increase (decrease) in net assets resulting from operations	16,112,955	91,388,477
Distributions to shareholders from net investment income	(2,394,693)	(3,454,847)
Distributions to shareholders from net realized gain	(12,354,208)	-
Total distributions	(14,748,901)	(3,454,847)
Share transactions - net increase (decrease)	37,360,971	12,993,567
Total increase (decrease) in net assets	38,725,025	100,927,197

Net Assets
Beginning of period	489,366,072	388,438,875
End of period (including distributions in excess of net investment income of $17,629 and undistributed net investment income of $48,238, respectively)	$ 528,091,097	$ 489,366,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34
Income from Investment Operations
Net investment income (loss) E	.09	.12	.19	.27	.30	.18
Net realized and unrealized gain (loss)	.31	3.37	5.46	(6.86)	(1.24)	(.17)
Total from investment operations	.40	3.49	5.65	(6.59)	(.94)	.01
Distributions from net investment income	(.08)	(.13)	(.18)	(.36)	(.26)	(.18)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.55)	(.13)	(.18)	(.39)	(1.34) I	(1.68)
Net asset value, end of period	$ 18.09	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67
Total Return B, C, D	2.63%	23.63%	60.38%	(40.19)%	(5.66)%	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.19%	1.23%	1.27%	1.22%	1.25%
Expenses net of fee waivers, if any	1.21% A	1.19%	1.23%	1.25%	1.22%	1.25%
Expenses net of all reductions	1.21% A	1.18%	1.22%	1.25%	1.21%	1.25%
Net investment income (loss)	1.05% A	.69%	1.45%	2.73%	1.71%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,031	$ 178,978	$ 117,929	$ 62,422	$ 109,442	$ 117,831
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31
Income from Investment Operations
Net investment income (loss) E	.06	.07	.15	.25	.26	.12
Net realized and unrealized gain (loss)	.32	3.38	5.47	(6.87)	(1.24)	(.16)
Total from investment operations	.38	3.45	5.62	(6.62)	(.98)	(.04)
Distributions from net investment income	(.07)	(.11)	(.14)	(.33)	(.17)	(.13)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.54)	(.11)	(.14)	(.36)	(1.26) I	(1.63)
Net asset value, end of period	$ 18.08	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64
Total Return B, C, D	2.47%	23.28%	60.02%	(40.33)%	(5.88)%	(.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.44%	1.49%	1.54%	1.47%	1.50%
Expenses net of fee waivers, if any	1.46% A	1.44%	1.49%	1.50%	1.47%	1.50%
Expenses net of all reductions	1.46% A	1.44%	1.48%	1.50%	1.47%	1.49%
Net investment income (loss)	.79% A	.43%	1.19%	2.48%	1.45%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,006	$ 76,785	$ 59,529	$ 40,276	$ 81,938	$ 100,621
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.09	.20	.17	.01
Net realized and unrealized gain (loss)	.31	3.35	5.42	(6.81)	(1.23)	(.16)
Total from investment operations	.33	3.34	5.51	(6.61)	(1.06)	(.15)
Distributions from net investment income	(.03)	(.06)	(.09)	(.27)	(.10)	(.05)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.48)
Total distributions	(.50)	(.06)	(.09)	(.30)	(1.19) I	(1.53)
Net asset value, end of period	$ 17.88	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51
Total Return B, C, D	2.22%	22.69%	59.14%	(40.60)%	(6.37)%	(1.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.94%	1.98%	2.04%	1.96%	2.02%
Expenses net of fee waivers, if any	1.95% A	1.94%	1.98%	2.00%	1.96%	2.00%
Expenses net of all reductions	1.95% A	1.93%	1.97%	2.00%	1.96%	2.00%
Net investment income (loss)	.30% A	(.07)%	.70%	1.98%	.96%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,886	$ 11,542	$ 12,078	$ 7,933	$ 16,879	$ 25,114
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.09	.19	.17	.01
Net realized and unrealized gain (loss)	.30	3.35	5.43	(6.81)	(1.23)	(.16)
Total from investment operations	.32	3.34	5.52	(6.62)	(1.06)	(.15)
Distributions from net investment income	(.03)	(.07)	(.10)	(.27)	(.11)	(.05)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.50)	(.07)	(.10)	(.30)	(1.19) I	(1.55)
Net asset value, end of period	$ 17.85	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51
Total Return B, C, D	2.19%	22.69%	59.28%	(40.64)%	(6.35)%	(1.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.94%	1.98%	2.01%	1.96%	2.01%
Expenses net of fee waivers, if any	1.96% A	1.94%	1.98%	2.00%	1.96%	2.00%
Expenses net of all reductions	1.96% A	1.93%	1.97%	2.00%	1.96%	2.00%
Net investment income (loss)	.30% A	(.07)%	.71%	1.98%	.96%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,392	$ 47,406	$ 31,204	$ 13,226	$ 24,984	$ 36,854
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47
Income from Investment Operations
Net investment income (loss) D	.11	.16	.23	.30	.34	.24
Net realized and unrealized gain (loss)	.31	3.39	5.47	(6.90)	(1.23)	(.17)
Total from investment operations	.42	3.55	5.70	(6.60)	(.89)	.07
Distributions from net investment income	(.11)	(.15)	(.20)	(.38)	(.35)	(.24)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.58)	(.15)	(.20)	(.41)	(1.44) H	(1.74)
Net asset value, end of period	$ 18.20	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80
Total Return B, C	2.71%	23.92%	60.75%	(40.03)%	(5.39)%	(.37)%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.93%	.97%	1.01%	.95%	.98%
Expenses net of fee waivers, if any	.95% A	.93%	.97%	1.00%	.95%	.98%
Expenses net of all reductions	.95% A	.92%	.96%	1.00%	.95%	.97%
Net investment income (loss)	1.30% A	.94%	1.71%	2.98%	1.97%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,776	$ 174,655	$ 167,699	$ 55,177	$ 72,780	$ 12,259
Portfolio turnover rate F	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,809,196
Gross unrealized depreciation	(15,848,859)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,960,337

Tax cost	$ 468,560,695

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,813,084 and $147,632,011, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 191,115	$ 1,711
Class T	.25%	.25%	170,276	-
Class B	.75%	.25%	47,417	35,563
Class C	.75%	.25%	215,252	41,502
			$ 624,060	$ 78,776

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,792
Class T	2,313
Class B*	10,260
Class C*	3,286
$ 37,651

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 230,602.30
Class T	104,535.31
Class B	14,194.30
Class C	64,806.30
Institutional Class	268,588.30
	$ 682,725

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $633 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165,500, including $257 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 763,443	$ 1,134,674
Class T	271,106	470,285
Class B	17,337	48,095
Class C	91,539	150,722
Institutional Class	1,251,268	1,651,071
Total	$ 2,394,693	$ 3,454,847

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 4,374,052	$ -
Class T	1,941,846	-
Class B	284,191	-
Class C	1,220,926	-
Institutional Class	4,533,193	-
Total	$ 12,354,208	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	2,035,863	4,653,877	$ 33,603,988	$ 78,524,629
Reinvestment of distributions	306,584	65,899	4,881,217	1,031,857
Shares redeemed	(2,751,375)	(2,832,440)	(44,131,558)	(47,536,681)
Net increase (decrease)	(408,928)	1,887,336	$ (5,646,353)	$ 32,019,805
Class T
Shares sold	618,488	1,651,686	$ 10,141,864	$ 27,537,800
Reinvestment of distributions	136,645	29,190	2,174,079	457,660
Shares redeemed	(705,055)	(1,467,042)	(11,314,210)	(24,575,305)
Net increase (decrease)	50,078	213,834	$ 1,001,733	$ 3,420,155
Class B
Shares sold	46,394	93,823	$ 757,120	$ 1,516,799
Reinvestment of distributions	17,389	2,787	272,976	43,338
Shares redeemed	(150,206)	(274,854)	(2,420,880)	(4,557,495)
Net increase (decrease)	(86,423)	(178,244)	$ (1,390,784)	$ (2,997,358)
Class C
Shares sold	321,994	1,010,530	$ 5,195,702	$ 16,785,045
Reinvestment of distributions	76,897	8,844	1,206,066	137,459
Shares redeemed	(317,385)	(504,158)	(5,079,050)	(8,281,154)
Net increase (decrease)	81,506	515,216	$ 1,322,718	$ 8,641,350
Institutional Class
Shares sold	4,403,324	4,421,526	$ 69,912,865	$ 73,745,390
Reinvestment of distributions	225,690	72,024	3,617,447	1,131,385
Shares redeemed	(1,902,184)	(6,191,578)	(31,456,655)	(102,967,160)
Net increase (decrease)	2,726,830	(1,698,028)	$ 42,073,657	$ (28,090,385)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AREI-USAN-0312
1.789731.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.21%
Actual		$ 1,000.00	$ 1,026.30	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class T	1.46%
Actual		$ 1,000.00	$ 1,024.70	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.95%
Actual		$ 1,000.00	$ 1,022.20	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.96%
Actual		$ 1,000.00	$ 1,021.90	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.28	$ 9.93
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,027.10	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	11.3	9.4
Public Storage	7.5	7.3
Ventas, Inc.	7.2	6.8
Prologis, Inc.	5.9	5.0
Digital Realty Trust, Inc.	4.6	2.7
Boston Properties, Inc.	4.5	4.7
Equity Residential (SBI)	4.2	3.6
SL Green Realty Corp.	4.0	4.5
Essex Property Trust, Inc.	3.8	3.9
Camden Property Trust (SBI)	3.8	0.3
	56.8
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.2	15.8
REITs - Malls	15.8	15.2
REITs - Office Buildings	14.5	18.1
REITs - Industrial Buildings	14.5	13.5
REITs - Health Care Facilities	10.6	11.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 96.1%		Stocks 97.3%
	Convertible Securities† 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	0.7%	** Foreign investments	1.1%
† Amount represents less than 0.1%.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Health Care Facilities - 2.3%
Brookdale Senior Living, Inc. (a)	175,051	$ 3,080,898
Emeritus Corp. (a)	395,865	6,911,803
Sunrise Senior Living, Inc. (a)(d)	295,992	2,104,503
TOTAL HEALTH CARE FACILITIES		12,097,204
REAL ESTATE INVESTMENT TRUSTS - 92.4%
REITs - Apartments - 17.2%
AvalonBay Communities, Inc.	41,282	5,614,765
Camden Property Trust (SBI)	313,486	20,219,847
Education Realty Trust, Inc.	1,131,212	12,103,968
Equity Residential (SBI)	367,135	21,862,889
Essex Property Trust, Inc.	140,722	20,263,968
Post Properties, Inc.	239,512	10,703,791
TOTAL REITS - APARTMENTS		90,769,228
REITs - Health Care Facilities - 10.6%
HCP, Inc.	256,811	10,793,766
Health Care REIT, Inc.	125,344	7,170,930
Healthcare Realty Trust, Inc.	12,600	265,482
Ventas, Inc.	648,069	37,788,903
TOTAL REITS - HEALTH CARE FACILITIES		56,019,081
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	460,798	7,847,390
DiamondRock Hospitality Co.	625,083	6,588,375
Host Hotels & Resorts, Inc.	477,534	7,841,108
LaSalle Hotel Properties (SBI)	48,600	1,314,630
Sunstone Hotel Investors, Inc. (a)	401,891	3,733,567
TOTAL REITS - HOTELS		27,325,070
REITs - Industrial Buildings - 14.5%
DCT Industrial Trust, Inc.	751,100	4,146,072
Prologis, Inc.	976,357	30,960,280
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	285,241	$ 39,608,565
Stag Industrial, Inc.	148,000	1,773,040
TOTAL REITS - INDUSTRIAL BUILDINGS		76,487,957
REITs - Malls - 15.8%
CBL & Associates Properties, Inc.	904,540	15,711,860
Simon Property Group, Inc.	437,692	59,464,837
The Macerich Co.	150,846	8,190,938
TOTAL REITS - MALLS		83,367,635
REITs - Management/Investment - 4.6%
Digital Realty Trust, Inc. (d)	341,950	24,230,577
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	76,700	3,076,437
REITs - Office Buildings - 14.5%
Alexandria Real Estate Equities, Inc.	53,741	3,891,386
Boston Properties, Inc.	227,749	23,697,283
Corporate Office Properties Trust (SBI)	42,700	1,034,621
Douglas Emmett, Inc. (d)	671,200	14,034,792
Highwoods Properties, Inc. (SBI)	391,025	12,939,017
SL Green Realty Corp.	287,622	21,148,846
TOTAL REITS - OFFICE BUILDINGS		76,745,945
REITs - Shopping Centers - 9.4%
Acadia Realty Trust (SBI)	470,000	9,879,400
DDR Corp.	1,178,837	16,338,681
Equity One, Inc.	236,693	4,461,663
Excel Trust, Inc.	174,100	2,211,070
Glimcher Realty Trust	545,266	5,250,912
Kite Realty Group Trust	416,731	2,083,655
Vornado Realty Trust	120,588	9,753,157
TOTAL REITS - SHOPPING CENTERS		49,978,538
TOTAL REAL ESTATE INVESTMENT TRUSTS		488,000,468
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	222,230	$ 3,836,252
Forest City Enterprises, Inc. Class A (a)	277,667	3,645,768
TOTAL REAL ESTATE OPERATING COMPANIES		7,482,020
TOTAL COMMON STOCKS (Cost $412,599,102)		507,579,692
Convertible Preferred Stocks - 0.0%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co.:
12.00% (e) (Cost $527,100)	5,271	18,290
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.12% (b)	22,251,610	22,251,610
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,671,440	22,671,440
TOTAL MONEY MARKET FUNDS (Cost $44,923,050)		44,923,050
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $458,049,252)		552,521,032
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(24,429,935)
NET ASSETS - 100%		$ 528,091,097
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,290 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,943
Fidelity Securities Lending Cash Central Fund	165,500
Total	$ 175,443
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 507,579,692	$ 507,579,692	$ -	$ -
Convertible Preferred Stocks	18,290	-	18,290	-
Money Market Funds	44,923,050	44,923,050	-	-
Total Investments in Securities:	$ 552,521,032	$ 552,502,742	$ 18,290	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,494,836) - See accompanying schedule: Unaffiliated issuers (cost $413,126,202)	$ 507,597,982
Fidelity Central Funds (cost $44,923,050)	44,923,050
Total Investments (cost $458,049,252)		$ 552,521,032
Receivable for investments sold		3,594,374
Receivable for fund shares sold		1,720,518
Dividends receivable		248,960
Distributions receivable from Fidelity Central Funds		4,312
Prepaid expenses		1,173
Other receivables		2,667
Total assets		558,093,036

Liabilities
Payable for investments purchased	$ 5,678,483
Payable for fund shares redeemed	1,143,238
Accrued management fee	234,362
Distribution and service plan fees payable	111,139
Other affiliated payables	134,722
Other payables and accrued expenses	28,555
Collateral on securities loaned, at value	22,671,440
Total liabilities		30,001,939

Net Assets		$ 528,091,097
Net Assets consist of:
Paid in capital		$ 456,570,127
Distributions in excess of net investment income		(17,629)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,933,181)
Net unrealized appreciation (depreciation) on investments		94,471,780
Net Assets		$ 528,091,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($170,031,005 ÷ 9,401,195 shares)	$ 18.09

Maximum offering price per share (100/94.25 of $18.09)	$ 19.19
Class T: Net Asset Value and redemption price per share ($77,005,763 ÷ 4,259,500 shares)	$ 18.08

Maximum offering price per share (100/96.50 of $18.08)	$ 18.74
Class B: Net Asset Value and offering price per share ($9,886,132 ÷ 552,903 shares)A	$ 17.88

Class C: Net Asset Value and offering price per share ($48,392,478 ÷ 2,711,287 shares)A	$ 17.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($222,775,719 ÷ 12,238,135 shares)	$ 18.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,946,535
Income from Fidelity Central Funds		175,443
Total income		5,121,978

Expenses
Management fee	$ 1,271,087
Transfer agent fees	682,725
Distribution and service plan fees	624,060
Accounting and security lending fees	90,741
Custodian fees and expenses	12,809
Independent trustees' compensation	1,495
Registration fees	82,479
Audit	24,884
Legal	962
Miscellaneous	1,980
Total expenses before reductions	2,793,222
Expense reductions	(70)	2,793,152
Net investment income (loss)		2,328,826
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,388,879)
Foreign currency transactions	(588)
Total net realized gain (loss)		(12,389,467)
Change in net unrealized appreciation (depreciation) on investment securities		26,173,596
Net gain (loss)		13,784,129
Net increase (decrease) in net assets resulting from operations		$ 16,112,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,328,826	$ 2,958,826
Net realized gain (loss)	(12,389,467)	54,414,285
Change in net unrealized appreciation (depreciation)	26,173,596	34,015,366
Net increase (decrease) in net assets resulting from operations	16,112,955	91,388,477
Distributions to shareholders from net investment income	(2,394,693)	(3,454,847)
Distributions to shareholders from net realized gain	(12,354,208)	-
Total distributions	(14,748,901)	(3,454,847)
Share transactions - net increase (decrease)	37,360,971	12,993,567
Total increase (decrease) in net assets	38,725,025	100,927,197

Net Assets
Beginning of period	489,366,072	388,438,875
End of period (including distributions in excess of net investment income of $17,629 and undistributed net investment income of $48,238, respectively)	$ 528,091,097	$ 489,366,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34
Income from Investment Operations
Net investment income (loss) E	.09	.12	.19	.27	.30	.18
Net realized and unrealized gain (loss)	.31	3.37	5.46	(6.86)	(1.24)	(.17)
Total from investment operations	.40	3.49	5.65	(6.59)	(.94)	.01
Distributions from net investment income	(.08)	(.13)	(.18)	(.36)	(.26)	(.18)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.55)	(.13)	(.18)	(.39)	(1.34) I	(1.68)
Net asset value, end of period	$ 18.09	$ 18.24	$ 14.88	$ 9.41	$ 16.39	$ 18.67
Total Return B, C, D	2.63%	23.63%	60.38%	(40.19)%	(5.66)%	(.65)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21% A	1.19%	1.23%	1.27%	1.22%	1.25%
Expenses net of fee waivers, if any	1.21% A	1.19%	1.23%	1.25%	1.22%	1.25%
Expenses net of all reductions	1.21% A	1.18%	1.22%	1.25%	1.21%	1.25%
Net investment income (loss)	1.05% A	.69%	1.45%	2.73%	1.71%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,031	$ 178,978	$ 117,929	$ 62,422	$ 109,442	$ 117,831
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31
Income from Investment Operations
Net investment income (loss) E	.06	.07	.15	.25	.26	.12
Net realized and unrealized gain (loss)	.32	3.38	5.47	(6.87)	(1.24)	(.16)
Total from investment operations	.38	3.45	5.62	(6.62)	(.98)	(.04)
Distributions from net investment income	(.07)	(.11)	(.14)	(.33)	(.17)	(.13)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.54)	(.11)	(.14)	(.36)	(1.26) I	(1.63)
Net asset value, end of period	$ 18.08	$ 18.24	$ 14.90	$ 9.42	$ 16.40	$ 18.64
Total Return B, C, D	2.47%	23.28%	60.02%	(40.33)%	(5.88)%	(.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.44%	1.49%	1.54%	1.47%	1.50%
Expenses net of fee waivers, if any	1.46% A	1.44%	1.49%	1.50%	1.47%	1.50%
Expenses net of all reductions	1.46% A	1.44%	1.48%	1.50%	1.47%	1.49%
Net investment income (loss)	.79% A	.43%	1.19%	2.48%	1.45%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,006	$ 76,785	$ 59,529	$ 40,276	$ 81,938	$ 100,621
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.09	.20	.17	.01
Net realized and unrealized gain (loss)	.31	3.35	5.42	(6.81)	(1.23)	(.16)
Total from investment operations	.33	3.34	5.51	(6.61)	(1.06)	(.15)
Distributions from net investment income	(.03)	(.06)	(.09)	(.27)	(.10)	(.05)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.48)
Total distributions	(.50)	(.06)	(.09)	(.30)	(1.19) I	(1.53)
Net asset value, end of period	$ 17.88	$ 18.05	$ 14.77	$ 9.35	$ 16.26	$ 18.51
Total Return B, C, D	2.22%	22.69%	59.14%	(40.60)%	(6.37)%	(1.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.94%	1.98%	2.04%	1.96%	2.02%
Expenses net of fee waivers, if any	1.95% A	1.94%	1.98%	2.00%	1.96%	2.00%
Expenses net of all reductions	1.95% A	1.93%	1.97%	2.00%	1.96%	2.00%
Net investment income (loss)	.30% A	(.07)%	.70%	1.98%	.96%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,886	$ 11,542	$ 12,078	$ 7,933	$ 16,879	$ 25,114
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.09	.19	.17	.01
Net realized and unrealized gain (loss)	.30	3.35	5.43	(6.81)	(1.23)	(.16)
Total from investment operations	.32	3.34	5.52	(6.62)	(1.06)	(.15)
Distributions from net investment income	(.03)	(.07)	(.10)	(.27)	(.11)	(.05)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.50)	(.07)	(.10)	(.30)	(1.19) I	(1.55)
Net asset value, end of period	$ 17.85	$ 18.03	$ 14.76	$ 9.34	$ 16.26	$ 18.51
Total Return B, C, D	2.19%	22.69%	59.28%	(40.64)%	(6.35)%	(1.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.94%	1.98%	2.01%	1.96%	2.01%
Expenses net of fee waivers, if any	1.96% A	1.94%	1.98%	2.00%	1.96%	2.00%
Expenses net of all reductions	1.96% A	1.93%	1.97%	2.00%	1.96%	2.00%
Net investment income (loss)	.30% A	(.07)%	.71%	1.98%	.96%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,392	$ 47,406	$ 31,204	$ 13,226	$ 24,984	$ 36,854
Portfolio turnover rate G	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47
Income from Investment Operations
Net investment income (loss) D	.11	.16	.23	.30	.34	.24
Net realized and unrealized gain (loss)	.31	3.39	5.47	(6.90)	(1.23)	(.17)
Total from investment operations	.42	3.55	5.70	(6.60)	(.89)	.07
Distributions from net investment income	(.11)	(.15)	(.20)	(.38)	(.35)	(.24)
Distributions from net realized gain	(.47)	-	-	(.03)	(1.09)	(1.50)
Total distributions	(.58)	(.15)	(.20)	(.41)	(1.44) H	(1.74)
Net asset value, end of period	$ 18.20	$ 18.36	$ 14.96	$ 9.46	$ 16.47	$ 18.80
Total Return B, C	2.71%	23.92%	60.75%	(40.03)%	(5.39)%	(.37)%
Ratios to Average Net Assets E, G
Expenses before reductions	.95% A	.93%	.97%	1.01%	.95%	.98%
Expenses net of fee waivers, if any	.95% A	.93%	.97%	1.00%	.95%	.98%
Expenses net of all reductions	.95% A	.92%	.96%	1.00%	.95%	.97%
Net investment income (loss)	1.30% A	.94%	1.71%	2.98%	1.97%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 222,776	$ 174,655	$ 167,699	$ 55,177	$ 72,780	$ 12,259
Portfolio turnover rate F	65% A	63%	60%	98%	86%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

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3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,809,196
Gross unrealized depreciation	(15,848,859)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,960,337

Tax cost	$ 468,560,695

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,813,084 and $147,632,011, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 191,115	$ 1,711
Class T	.25%	.25%	170,276	-
Class B	.75%	.25%	47,417	35,563
Class C	.75%	.25%	215,252	41,502
			$ 624,060	$ 78,776

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,792
Class T	2,313
Class B*	10,260
Class C*	3,286
$ 37,651

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 230,602.30
Class T	104,535.31
Class B	14,194.30
Class C	64,806.30
Institutional Class	268,588.30
	$ 682,725

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $633 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $165,500, including $257 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $64 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 763,443	$ 1,134,674
Class T	271,106	470,285
Class B	17,337	48,095
Class C	91,539	150,722
Institutional Class	1,251,268	1,651,071
Total	$ 2,394,693	$ 3,454,847

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Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 4,374,052	$ -
Class T	1,941,846	-
Class B	284,191	-
Class C	1,220,926	-
Institutional Class	4,533,193	-
Total	$ 12,354,208	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	2,035,863	4,653,877	$ 33,603,988	$ 78,524,629
Reinvestment of distributions	306,584	65,899	4,881,217	1,031,857
Shares redeemed	(2,751,375)	(2,832,440)	(44,131,558)	(47,536,681)
Net increase (decrease)	(408,928)	1,887,336	$ (5,646,353)	$ 32,019,805
Class T
Shares sold	618,488	1,651,686	$ 10,141,864	$ 27,537,800
Reinvestment of distributions	136,645	29,190	2,174,079	457,660
Shares redeemed	(705,055)	(1,467,042)	(11,314,210)	(24,575,305)
Net increase (decrease)	50,078	213,834	$ 1,001,733	$ 3,420,155
Class B
Shares sold	46,394	93,823	$ 757,120	$ 1,516,799
Reinvestment of distributions	17,389	2,787	272,976	43,338
Shares redeemed	(150,206)	(274,854)	(2,420,880)	(4,557,495)
Net increase (decrease)	(86,423)	(178,244)	$ (1,390,784)	$ (2,997,358)
Class C
Shares sold	321,994	1,010,530	$ 5,195,702	$ 16,785,045
Reinvestment of distributions	76,897	8,844	1,206,066	137,459
Shares redeemed	(317,385)	(504,158)	(5,079,050)	(8,281,154)
Net increase (decrease)	81,506	515,216	$ 1,322,718	$ 8,641,350
Institutional Class
Shares sold	4,403,324	4,421,526	$ 69,912,865	$ 73,745,390
Reinvestment of distributions	225,690	72,024	3,617,447	1,131,385
Shares redeemed	(1,902,184)	(6,191,578)	(31,456,655)	(102,967,160)
Net increase (decrease)	2,726,830	(1,698,028)	$ 42,073,657	$ (28,090,385)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARE-USAN-0312
1.789730.109

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.37%
Actual		$ 1,000.00	$ 1,143.00	$ 7.38
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.95
Class T	1.65%
Actual		$ 1,000.00	$ 1,141.40	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.12%
Actual		$ 1,000.00	$ 1,139.70	$ 11.40
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,138.30	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,145.10	$ 5.72
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	10.6	9.8
Amgen, Inc.	10.1	15.7
Biogen Idec, Inc.	6.1	5.6
Celgene Corp.	4.2	3.5
Alexion Pharmaceuticals, Inc.	4.0	5.2
Vertex Pharmaceuticals, Inc.	3.4	4.4
Regeneron Pharmaceuticals, Inc.	3.2	1.4
BioMarin Pharmaceutical, Inc.	2.6	3.8
Medivation, Inc.	2.3	0.7
Idenix Pharmaceuticals, Inc.	2.2	1.2
	48.7
Top Industries (% of fund's net assets)
As of January 31, 2012
Biotechnology	94.1%
Pharmaceuticals	5.7%
Life Sciences Tools & Services	0.4%
Health Care Equipment & Supplies	0.0%
All Others*,†	(0.2)%

As of July 31, 2011
Biotechnology	89.6%
Pharmaceuticals	7.0%
Health Care Equipment & Supplies	0.1%
All Others*	3.3%

* Includes short-term investments and net other assets.
† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BIOTECHNOLOGY - 94.1%
Biotechnology - 94.1%
Acadia Pharmaceuticals, Inc. (a)	88,492	$ 134,508
Achillion Pharmaceuticals, Inc. (a)	39,301	435,848
Acorda Therapeutics, Inc. (a)	50,157	1,280,508
ADVENTRX Pharmaceuticals, Inc. (a)(d)	37,232	25,634
Aegerion Pharmaceuticals, Inc. (a)	38,913	668,914
Affymax, Inc. (a)	30,959	247,362
Agenus, Inc. (a)(d)	21,665	60,229
Agenus, Inc. warrants 1/9/18 (a)(e)	452,000	44,924
Alexion Pharmaceuticals, Inc. (a)	48,748	3,741,896
Alkermes PLC (a)	52,061	979,267
Allos Therapeutics, Inc. (a)	169,028	261,993
Alnylam Pharmaceuticals, Inc. (a)	58,398	675,081
AMAG Pharmaceuticals, Inc. (a)	46,071	756,486
Amarin Corp. PLC ADR (a)(d)	6,700	54,672
Amgen, Inc.	141,496	9,608,993
Amicus Therapeutics, Inc. (a)	36,298	235,937
Amylin Pharmaceuticals, Inc. (a)	71,203	1,013,219
Anacor Pharmaceuticals, Inc. (a)	22,150	154,829
Ardea Biosciences, Inc. (a)	21,000	381,990
Arena Pharmaceuticals, Inc. (a)(d)	201,900	357,363
ARIAD Pharmaceuticals, Inc. (a)(d)	89,006	1,312,839
ArQule, Inc. (a)	54,506	430,597
AVEO Pharmaceuticals, Inc. (a)(d)	19,452	256,377
AVI BioPharma, Inc. (a)	1,905	1,714
Biogen Idec, Inc. (a)	49,128	5,793,174
BioInvent International AB (a)	31,900	87,699
BioMarin Pharmaceutical, Inc. (a)	69,004	2,461,373
Bionovo, Inc. (a)	73,900	11,964
Bionovo, Inc. warrants 2/2/16 (a)	56,850	4,966
Biospecifics Technologies Corp. (a)	1,244	23,661
BioTime, Inc. (a)(d)	32,817	189,682
Catalyst Pharmaceutical Partners, Inc. (a)(d)	99,709	106,689
Catalyst Pharmaceutical Partners, Inc. warrants 4/30/17 (a)	8,557	4,757
Celgene Corp. (a)	54,169	3,938,086
Cell Therapeutics, Inc. (a)	650,869	715,956
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	27,074
Celldex Therapeutics, Inc. (a)	65,600	311,600
Cepheid, Inc. (a)	30,600	1,348,236
Chelsea Therapeutics International Ltd. (a)	11,860	53,370
Clovis Oncology, Inc.	800	15,192
Codexis, Inc. (a)	47,542	264,809
Cubist Pharmaceuticals, Inc. (a)	29,392	1,199,781
Dendreon Corp. (a)(d)	116,928	1,587,882
Dynavax Technologies Corp. (a)	69,900	243,252
Emergent BioSolutions, Inc. (a)	17,500	296,975
Enzon Pharmaceuticals, Inc. (a)(d)	29,534	210,577
Exact Sciences Corp. (a)	45,300	423,102
Exelixis, Inc. (a)	63,245	336,463

	Shares	Value
Genomic Health, Inc. (a)	16,728	$ 464,202
Geron Corp. (a)(d)	8,061	15,961
Gilead Sciences, Inc. (a)	205,643	10,043,606
Halozyme Therapeutics, Inc. (a)(d)	60,500	638,880
Horizon Pharma, Inc. (d)	29,700	117,909
Human Genome Sciences, Inc. (a)(d)	97,908	963,415
Idenix Pharmaceuticals, Inc. (a)(d)	158,340	2,120,173
ImmunoGen, Inc. (a)(d)	44,555	629,117
Incyte Corp. (a)(d)	53,938	954,703
InterMune, Inc. (a)	72,029	1,080,435
Ironwood Pharmaceuticals, Inc. Class A (a)	87,228	1,308,420
Isis Pharmaceuticals, Inc. (a)	50,610	412,978
Keryx Biopharmaceuticals, Inc. (a)(d)	48,400	164,076
Lexicon Pharmaceuticals, Inc. (a)	458,061	664,188
Ligand Pharmaceuticals, Inc. Class B (a)	34,174	425,466
MannKind Corp. (a)(d)	52,246	141,064
Medivation, Inc. (a)	38,913	2,156,169
Metabolix, Inc. (a)(d)	28,030	74,280
Momenta Pharmaceuticals, Inc. (a)	31,866	499,978
Myrexis, Inc. (a)	302	858
Myriad Genetics, Inc. (a)	14,589	345,176
Neurocrine Biosciences, Inc. (a)	39,906	371,126
NewLink Genetics Corp.	20,100	139,695
Novavax, Inc. (a)	129,455	195,477
Novelos Therapeutics, Inc. (a)	137,600	66,048
Novelos Therapeutics, Inc. warrants 11/30/16 (a)	137,600	1,908
NPS Pharmaceuticals, Inc. (a)	97,378	747,863
OncoGenex Pharmaceuticals, Inc. (a)	10,805	150,190
Oncothyreon, Inc. (a)(d)	4,574	31,149
ONYX Pharmaceuticals, Inc. (a)	38,039	1,557,317
Opko Health, Inc. (a)(d)	129,700	682,222
OREXIGEN Therapeutics, Inc. (a)(d)	165,108	452,396
PDL BioPharma, Inc. (d)	81,188	518,791
Pharmacyclics, Inc. (a)(d)	36,300	667,194
PolyMedix, Inc. (a)	357,066	337,427
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	80,855
Progenics Pharmaceuticals, Inc. (a)	92,600	892,664
PROLOR Biotech, Inc. (a)(d)	50,116	312,724
Protalix BioTherapeutics, Inc. (a)	56,855	322,936
Protox Therapeutics, Inc. (a)	138,000	49,544
Puma Biotechnology, Inc. unit (e)	32,887	123,326
Raptor Pharmaceutical Corp. (a)(d)	94,051	673,405
Regeneron Pharmaceuticals, Inc. (a)	33,404	3,035,087
Rigel Pharmaceuticals, Inc. (a)	61,670	602,516
Sangamo Biosciences, Inc. (a)(d)	26,728	92,212
Savient Pharmaceuticals, Inc. (a)(d)	81,455	206,081
Seattle Genetics, Inc. (a)(d)	51,634	977,432
SIGA Technologies, Inc. (a)(d)	101,286	335,257
Spectrum Pharmaceuticals, Inc. (a)(d)	97,576	1,372,894
Sunesis Pharmaceuticals, Inc. (a)	21,236	29,306
Synageva BioPharma Corp. (a)	12,000	426,360
Synergy Pharmaceuticals, Inc. unit (a)	20,600	167,478
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Synta Pharmaceuticals Corp. (a)(d)	51,965	$ 240,598
Theravance, Inc. (a)(d)	31,278	554,872
Threshold Pharmaceuticals, Inc. (a)(d)	95,166	124,667
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	16,017
Trius Therapeutics, Inc. (a)(d)	57,653	320,551
United Therapeutics Corp. (a)	26,752	1,315,663
Verastem, Inc.	8,200	90,200
Vertex Pharmaceuticals, Inc. (a)	88,315	3,263,239
Vical, Inc. (a)	241,277	846,882
ZIOPHARM Oncology, Inc. (a)(d)	135,779	720,986
		89,111,109
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	45,687
		45,687
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
BG Medicine, Inc.	43,000	260,150
ChromaDex, Inc.	143,866	132,357
		392,507
PHARMACEUTICALS - 5.6%
Pharmaceuticals - 5.6%
AcelRx Pharmaceuticals, Inc.	62,800	200,332
Akorn, Inc. (a)	17,079	195,725
Auxilium Pharmaceuticals, Inc. (a)	31,758	631,031
AVANIR Pharmaceuticals Class A (a)(d)	242,280	712,303
Corcept Therapeutics, Inc. (a)	69,600	238,728
Elan Corp. PLC sponsored ADR (a)	47,120	641,303
Jazz Pharmaceuticals PLC (a)	8,843	411,200
NuPathe, Inc. (a)	900	1,971
Optimer Pharmaceuticals, Inc. (a)(d)	21,317	276,481
Pacira Pharmaceuticals, Inc. (d)	7,169	77,497
Santarus, Inc. (a)	51,325	251,493
Ventrus Biosciences, Inc. (a)	41,095	365,746
ViroPharma, Inc. (a)	24,474	729,080
XenoPort, Inc. (a)	46,025	192,845
Zogenix, Inc. (a)	125,489	331,291
		5,257,026
TOTAL COMMON STOCKS (Cost $75,586,325)		94,806,329
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $68,706)	13,990	$ 68,706
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.12% (b)	1,342,160	1,342,160
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,507,935	9,507,935
TOTAL MONEY MARKET FUNDS (Cost $10,850,095)		10,850,095
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $86,505,126)		105,725,130
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(11,001,918)
NET ASSETS - 100%		$ 94,723,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,956 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
Puma Biotechnology, Inc. unit	10/4/11	$ 123,326
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 691
Fidelity Securities Lending Cash Central Fund	108,842
Total	$ 109,533
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 94,806,329	$ 94,502,502	$ 180,501	$ 123,326
Convertible Preferred Stocks	68,706	-	-	68,706
Money Market Funds	10,850,095	10,850,095	-	-
Total Investments in Securities:	$ 105,725,130	$ 105,352,597	$ 180,501	$ 192,032
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	192,032
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 192,032
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,988,839) - See accompanying schedule: Unaffiliated issuers (cost $75,655,031)	$ 94,875,035
Fidelity Central Funds (cost $10,850,095)	10,850,095
Total Investments (cost $86,505,126)		$ 105,725,130
Receivable for investments sold		335,190
Receivable for fund shares sold		608,105
Distributions receivable from Fidelity Central Funds		18,712
Prepaid expenses		180
Other receivables		1,286
Total assets		106,688,603

Liabilities
Payable for investments purchased	$ 2,151,462
Payable for fund shares redeemed	180,271
Accrued management fee	44,987
Distribution and service plan fees payable	35,273
Other affiliated payables	20,784
Other payables and accrued expenses	24,679
Collateral on securities loaned, at value	9,507,935
Total liabilities		11,965,391

Net Assets		$ 94,723,212
Net Assets consist of:
Paid in capital		$ 71,580,535
Accumulated net investment loss		(349,332)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,272,005
Net unrealized appreciation (depreciation) on investments		19,220,004
Net Assets		$ 94,723,212

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,771,992 ÷ 3,851,434 shares)	$ 10.07

Maximum offering price per share (100/94.25 of $10.07)	$ 10.68
Class T: Net Asset Value and redemption price per share ($20,689,348 ÷ 2,118,507 shares)	$ 9.77

Maximum offering price per share (100/96.50 of $9.77)	$ 10.12
Class B: Net Asset Value and offering price per share ($5,858,002 ÷ 635,681 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($19,997,785 ÷ 2,169,348 shares)A	$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,406,085 ÷ 902,939 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 126,089
Income from Fidelity Central Funds (including $108,842 from security lending)		109,533
Total income		235,622

Expenses
Management fee	$ 202,766
Transfer agent fees	109,196
Distribution and service plan fees	179,825
Accounting and security lending fees	14,750
Custodian fees and expenses	6,277
Independent trustees' compensation	232
Registration fees	50,048
Audit	22,756
Legal	168
Miscellaneous	299
Total expenses before reductions	586,317
Expense reductions	(2,118)	584,199
Net investment income (loss)		(348,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,695,331
Foreign currency transactions	(37)
Total net realized gain (loss)		6,695,294
Change in net unrealized appreciation (depreciation) on investment securities		4,341,908
Net gain (loss)		11,037,202
Net increase (decrease) in net assets resulting from operations		$ 10,688,625

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (348,577)	$ (708,078)
Net realized gain (loss)	6,695,294	5,234,202
Change in net unrealized appreciation (depreciation)	4,341,908	11,018,770
Net increase (decrease) in net assets resulting from operations	10,688,625	15,544,894
Share transactions - net increase (decrease)	9,394,377	6,522,296
Redemption fees	7,070	3,193
Total increase (decrease) in net assets	20,090,072	22,070,383

Net Assets
Beginning of period	74,633,140	52,562,757
End of period (including accumulated net investment loss of $349,332 and accumulated net investment loss of $755, respectively)	$ 94,723,212	$ 74,633,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.08) I	(.08)	(.09) J	(.09)
Net realized and unrealized gain (loss)	1.29	2.21	(.19)	(.79)	1.20	.51
Total from investment operations	1.26	2.14	(.27)	(.87)	1.11	.42
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 10.07	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23
Total Return B,C,D	14.30%	32.08%	(3.89)%	(11.14)%	15.95%	6.17%
Ratios to Average Net Assets F,K
Expenses before reductions	1.37% A	1.35%	1.39%	1.40%	1.37%	1.42%
Expenses net of fee waivers, if any	1.37% A	1.35%	1.39%	1.40%	1.37%	1.40%
Expenses net of all reductions	1.37% A	1.34%	1.38%	1.40%	1.37%	1.40%
Net investment income (loss)	(.72)% A	(.91)% H	(1.15)% I	(1.27)%	(1.24)% J	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,772	$ 30,639	$ 20,154	$ 19,858	$ 18,249	$ 13,081
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09) H	(.09) I	(.09)	(.11) J	(.11)
Net realized and unrealized gain (loss)	1.25	2.15	(.19)	(.78)	1.18	.51
Total from investment operations	1.21	2.06	(.28)	(.87)	1.07	.40
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11
Total Return B,C,D	14.14%	31.69%	(4.13)%	(11.37)%	15.64%	5.96%
Ratios to Average Net Assets F,K
Expenses before reductions	1.66% A	1.64%	1.69%	1.71%	1.69%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.99)% A	(1.21)% H	(1.41)% I	(1.52)%	(1.53)% J	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,689	$ 16,454	$ 11,684	$ 13,356	$ 15,123	$ 13,008
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.12) I	(.12)	(.14) J	(.14)
Net realized and unrealized gain (loss)	1.19	2.04	(.18)	(.75)	1.13	.50
Total from investment operations	1.13	1.92	(.30)	(.87)	.99	.36
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.22	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88
Total Return B,C,D	13.97%	31.12%	(4.64)%	(11.85)%	14.96%	5.52%
Ratios to Average Net Assets F,K
Expenses before reductions	2.12% A	2.10%	2.14%	2.15%	2.12%	2.17%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.14%	2.15%	2.12%	2.15%
Expenses net of all reductions	2.12% A	2.09%	2.13%	2.15%	2.12%	2.15%
Net investment income (loss)	(1.47)% A	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,858	$ 5,849	$ 6,297	$ 7,377	$ 11,044	$ 12,656
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.12) I	(.12)	(.13) J	(.14)
Net realized and unrealized gain (loss)	1.18	2.04	(.17)	(.75)	1.12	.50
Total from investment operations	1.12	1.92	(.29)	(.87)	.99	.36
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.22	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88
Total Return B,C,D	13.83%	31.07%	(4.48)%	(11.85)%	14.96%	5.52%
Ratios to Average Net Assets F,K
Expenses before reductions	2.12% A	2.10%	2.14%	2.15%	2.12%	2.16%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.14%	2.15%	2.12%	2.15%
Expenses net of all reductions	2.12% A	2.09%	2.13%	2.15%	2.12%	2.15%
Net investment income (loss)	(1.47)% A	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,998	$ 15,787	$ 11,421	$ 12,426	$ 13,323	$ 11,813
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91
Income from Investment Operations
Net investment income (loss) D	(.02)	(.05) G	(.06) H	(.06)	(.07) I	(.07)
Net realized and unrealized gain (loss)	1.34	2.28	(.19)	(.82)	1.23	.53
Total from investment operations	1.32	2.23	(.25)	(.88)	1.16	.46
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 10.42	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37
Total Return B,C	14.51%	32.46%	(3.51)%	(11.00)%	16.35%	6.66%
Ratios to Average Net Assets E,J
Expenses before reductions	1.06% A	1.04%	1.07%	1.11%	1.06%	1.06%
Expenses net of fee waivers, if any	1.06% A	1.04%	1.07%	1.11%	1.06%	1.06%
Expenses net of all reductions	1.06% A	1.03%	1.06%	1.11%	1.06%	1.06%
Net investment income (loss)	(.40)% A	(.60)% G	(.83)% H	(.98)%	(.94)% I	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,406	$ 5,903	$ 3,008	$ 1,901	$ 1,117	$ 991
Portfolio turnover rate F	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,928,884
Gross unrealized depreciation	(5,951,258)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,977,626

Tax cost	$ 87,747,504

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,530,367)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,259,248 and $39,568,886, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,599	$ 512
Class T	.25%	.25%	40,633	-
Class B	.75%	.25%	26,119	19,590
Class C	.75%	.25%	75,474	11,579
			$ 179,825	$ 31,681

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,380
Class T	5,746
Class B*	3,244
Class C*	1,338
$ 23,708

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,555.30
Class T	27,380.34
Class B	7,843.30
Class C	22,545.30
Institutional Class	6,873.24
	$ 109,196

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $578 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $98 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

8. Security Lending - continued

of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $437 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.65%	$ 1,259

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $859 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,596,631	1,294,694	$ 13,765,262	$ 10,912,748
Shares redeemed	(1,223,809)	(838,372)	(9,862,892)	(6,529,914)
Net increase (decrease)	372,822	456,322	$ 3,902,370	$ 4,382,834
Class T
Shares sold	431,162	489,230	$ 3,582,516	$ 3,897,385
Shares redeemed	(235,743)	(364,605)	(1,897,995)	(2,767,714)
Net increase (decrease)	195,419	124,625	$ 1,684,521	$ 1,129,671
Class B
Shares sold	87,604	84,075	$ 712,777	$ 609,091
Shares redeemed	(174,673)	(381,301)	(1,380,543)	(2,636,098)
Net increase (decrease)	(87,069)	(297,226)	$ (667,766)	$ (2,027,007)
Class C
Shares sold	499,221	539,125	$ 4,090,008	$ 4,217,149
Shares redeemed	(279,963)	(438,419)	(2,110,008)	(3,130,462)
Net increase (decrease)	219,258	100,706	$ 1,980,000	$ 1,086,687
Institutional Class
Shares sold	510,746	436,761	$ 4,658,548	$ 3,719,527
Shares redeemed	(256,480)	(225,982)	(2,163,296)	(1,769,416)
Net increase (decrease)	254,266	210,779	$ 2,495,252	$ 1,950,111

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 935.40	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 933.60	$ 8.02
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 931.10	$ 10.44
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 931.00	$ 10.44
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 936.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	20.5	12.9
QUALCOMM, Inc.	17.2	9.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9	10.9
Juniper Networks, Inc.	4.4	1.5
Polycom, Inc.	4.1	3.5
Motorola Solutions, Inc.	3.4	0.0
Brocade Communications Systems, Inc.	3.1	2.1
Harris Corp.	2.5	1.1
Nokia Corp. sponsored ADR	2.4	0.0
F5 Networks, Inc.	2.4	0.3
	64.9
Top Industries (% of fund's net assets)
As of January 31, 2012
Communications Equipment	83.7%
Semiconductors & Semiconductor Equipment	6.4%
Electronic Equipment & Components	2.5%
Software	2.4%
Internet Software & Services	2.2%
All Others*	2.8%

As of July 31, 2011
Communications Equipment	75.0%
Software	8.5%
Wireless Telecommunication Services	7.9%
Semiconductors & Semiconductor Equipment	2.4%
Computers & Peripherals	1.1%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.7%
Communications Equipment - 83.7%
Acme Packet, Inc. (a)	6,771	$ 197,916
ADTRAN, Inc.	779	26,977
Alcatel-Lucent SA sponsored ADR (a)	59,757	103,977
Anaren, Inc. (a)	4,400	76,648
Aruba Networks, Inc. (a)(d)	11,540	255,957
Brocade Communications Systems, Inc. (a)	72,859	408,739
Calix Networks, Inc. (a)	4,900	37,093
Ciena Corp. (a)(d)	3,209	46,691
Cisco Systems, Inc.	138,224	2,713,339
Comtech Telecommunications Corp.	6,500	200,590
F5 Networks, Inc. (a)	2,665	319,107
Finisar Corp. (a)	9,859	199,743
Harris Corp.	8,100	332,100
InterDigital, Inc.	3,400	126,888
JDS Uniphase Corp. (a)	3,800	48,222
Juniper Networks, Inc. (a)	27,588	577,417
Motorola Solutions, Inc.	9,847	456,999
NETGEAR, Inc. (a)	6,300	250,866
Nokia Corp. sponsored ADR (d)	63,405	319,561
Oclaro, Inc. (a)	7,675	31,775
PC-Tel, Inc.	3,000	22,320
Plantronics, Inc.	1,600	59,584
Polycom, Inc. (a)	27,499	548,605
QUALCOMM, Inc.	38,681	2,275,216
Research In Motion Ltd. (a)	5,600	93,128
Riverbed Technology, Inc. (a)	11,758	281,487
Sycamore Networks, Inc. (a)	3,800	73,796
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	69,920	648,158
ViaSat, Inc. (a)	6,000	285,240
Wi-Lan, Inc.	12,400	70,733
		11,088,872
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple, Inc. (a)	154	70,298
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Prysmian SpA	5,000	75,076
ELECTRONIC EQUIPMENT & COMPONENTS - 2.5%
Electronic Components - 0.8%
Vishay Intertechnology, Inc. (a)	8,700	106,836
Electronic Manufacturing Services - 1.7%
Fabrinet (a)	600	9,882
Flextronics International Ltd. (a)	21,700	149,079
TE Connectivity Ltd.	2,000	68,200
		227,161
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		333,997

	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.2%
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	8,100	$ 261,225
Rackspace Hosting, Inc. (a)	800	34,728
		295,953
MEDIA - 0.4%
Advertising - 0.4%
Digital Generation, Inc. (a)	3,300	45,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Semiconductor Equipment - 1.0%
ASML Holding NV	3,100	133,269
Semiconductors - 5.4%
Altera Corp.	5,100	202,929
Analog Devices, Inc.	5,200	203,476
Marvell Technology Group Ltd. (a)	2,300	35,719
ON Semiconductor Corp. (a)	4,500	39,150
Skyworks Solutions, Inc. (a)	1,900	41,002
Texas Instruments, Inc.	4,200	135,996
Xilinx, Inc.	1,600	57,360
		715,632
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		848,901
SOFTWARE - 2.4%
Application Software - 0.5%
BroadSoft, Inc. (a)(d)	1,100	30,668
Citrix Systems, Inc. (a)	500	32,605
		63,273
Systems Software - 1.9%
Allot Communications Ltd. (a)	1,600	25,216
Microsoft Corp.	4,900	144,697
Oracle Corp.	2,900	81,780
		251,693
TOTAL SOFTWARE		314,966
TOTAL COMMON STOCKS (Cost $12,576,463)		13,073,933
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	152,858	$ 152,858
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	323,450	323,450
TOTAL MONEY MARKET FUNDS (Cost $476,308)		476,308
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $13,052,771)		13,550,241
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(303,670)
NET ASSETS - 100%		$ 13,246,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132
Fidelity Securities Lending Cash Central Fund	27,141
Total	$ 27,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Sweden	4.9%
Finland	2.4%
Canada	1.2%
Singapore	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $310,065) - See accompanying schedule: Unaffiliated issuers (cost $12,576,463)	$ 13,073,933
Fidelity Central Funds (cost $476,308)	476,308
Total Investments (cost $13,052,771)		$ 13,550,241
Receivable for investments sold		142,043
Receivable for fund shares sold		12,518
Dividends receivable		2,722
Distributions receivable from Fidelity Central Funds		640
Prepaid expenses		69
Receivable from investment adviser for expense reductions		2,047
Other receivables		358
Total assets		13,710,638

Liabilities
Payable for investments purchased	$ 45,838
Payable for fund shares redeemed	55,501
Accrued management fee	6,208
Distribution and service plan fees payable	5,737
Other affiliated payables	3,789
Other payables and accrued expenses	23,544
Collateral on securities loaned, at value	323,450
Total liabilities		464,067

Net Assets		$ 13,246,571
Net Assets consist of:
Paid in capital		$ 14,803,389
Accumulated net investment loss		(60,811)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,993,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		497,489
Net Assets		$ 13,246,571

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,857,407 ÷ 546,528 shares)	$ 8.89

Maximum offering price per share (100/94.25 of $8.89)	$ 9.43
Class T: Net Asset Value and redemption price per share ($3,813,059 ÷ 441,279 shares)	$ 8.64

Maximum offering price per share (100/96.50 of $8.64)	$ 8.95
Class B: Net Asset Value and offering price per share ($810,179 ÷ 99,304 shares)A	$ 8.16

Class C: Net Asset Value and offering price per share ($2,917,554 ÷ 357,780 shares)A	$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($848,372 ÷ 92,736 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 39,399
Interest		22
Income from Fidelity Central Funds (including $27,141 from security lending)		27,273
Total income		66,694

Expenses
Management fee	$ 42,084
Transfer agent fees	23,607
Distribution and service plan fees	38,476
Accounting and security lending fees	3,070
Custodian fees and expenses	2,007
Independent trustees' compensation	57
Registration fees	47,860
Audit	25,003
Legal	52
Miscellaneous	91
Total expenses before reductions	182,307
Expense reductions	(57,595)	124,712
Net investment income (loss)		(58,018)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,812,437)
Foreign currency transactions	(597)
Total net realized gain (loss)		(1,813,034)
Change in net unrealized appreciation (depreciation) on: Investment securities	(108,304)
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		(108,285)
Net gain (loss)		(1,921,319)
Net increase (decrease) in net assets resulting from operations		$ (1,979,337)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (58,018)	$ (190,541)
Net realized gain (loss)	(1,813,034)	1,590,280
Change in net unrealized appreciation (depreciation)	(108,285)	(1,230,510)
Net increase (decrease) in net assets resulting from operations	(1,979,337)	169,229
Distributions to shareholders from net realized gain	(401,208)	-
Share transactions - net increase (decrease)	(7,804,051)	8,972,466
Redemption fees	603	1,851
Total increase (decrease) in net assets	(10,183,993)	9,143,546

Net Assets
Beginning of period	23,430,564	14,287,018
End of period (including accumulated net investment loss of $60,811 and accumulated net investment loss of $2,793, respectively)	$ 13,246,571	$ 23,430,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.11)	.02 H	(.08)	(.09)
Net realized and unrealized gain (loss)	(.62)	1.12	1.50	(.56)	(1.45)	2.29
Total from investment operations	(.64)	1.06	1.39	(.54)	(1.53)	2.20
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.89	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49
Total Return B,C,D	(6.46)%	12.23%	19.09%	(6.91)%	(16.43)%	30.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	1.64%	1.90%	3.15%	2.25%	2.24%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.38%	1.40%	1.39%	1.40%
Net investment income (loss)	(.51)% A	(.60)%	(1.32)%	.26% H	(.91)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,857	$ 8,787	$ 4,860	$ 3,476	$ 2,459	$ 2,825
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.13)	- H,J	(.10)	(.11)
Net realized and unrealized gain (loss)	(.61)	1.11	1.46	(.55)	(1.42)	2.26
Total from investment operations	(.64)	1.02	1.33	(.55)	(1.52)	2.15
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.64	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34
Total Return B,C,D	(6.64)%	12.06%	18.65%	(7.16)%	(16.59)%	29.90%
Ratios to Average Net Assets F,I
Expenses before reductions	2.46% A	1.97%	2.20%	3.52%	2.62%	2.57%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.63%	1.65%	1.65%	1.64%
Net investment income (loss)	(.75)% A	(.85)%	(1.57)%	.01% H	(1.16)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,813	$ 4,607	$ 3,273	$ 2,396	$ 2,138	$ 3,271
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.16)	(.03) H	(.14)	(.14)
Net realized and unrealized gain (loss)	(.58)	1.06	1.39	(.53)	(1.36)	2.18
Total from investment operations	(.63)	.93	1.23	(.56)	(1.50)	2.04
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.16	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03
Total Return B,C,D	(6.89)%	11.54%	18.01%	(7.58)%	(16.94)%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.90% A	2.47%	2.68%	3.98%	3.03%	3.00%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.13%	2.15%	2.15%	2.15%
Net investment income (loss)	(1.25)% A	(1.35)%	(2.07)%	(.49)% H	(1.67)%	(1.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 1,316	$ 1,408	$ 1,281	$ 1,219	$ 2,225
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.16)	(.03) H	(.14)	(.14)
Net realized and unrealized gain (loss)	(.58)	1.05	1.40	(.53)	(1.37)	2.18
Total from investment operations	(.63)	.92	1.24	(.56)	(1.51)	2.04
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 8.15	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03
Total Return B,C,D	(6.90)%	11.41%	18.18%	(7.59)%	(17.06)%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.90% A	2.40%	2.67%	3.63%	3.02%	2.98%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.13%	2.15%	2.15%	2.15%
Net investment income (loss)	(1.26)% A	(1.35)%	(2.07)%	(.49)% H	(1.67)%	(1.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,918	$ 5,866	$ 3,029	$ 2,792	$ 1,097	$ 1,745
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.09)	.03 G	(.06)	(.07)
Net realized and unrealized gain (loss)	(.64)	1.16	1.52	(.56)	(1.47)	2.33
Total from investment operations	(.65)	1.12	1.43	(.53)	(1.53)	2.26
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.15	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65
Total Return B,C	(6.39)%	12.61%	19.19%	(6.64)%	(16.16)%	30.58%
Ratios to Average Net Assets E,H
Expenses before reductions	1.75% A	1.22%	1.54%	2.44%	1.94%	1.87%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.14%	1.13%	1.15%	1.14%	1.15%
Net investment income (loss)	(.25)% A	(.35)%	(1.07)%	.51% G	(.66)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848	$ 2,855	$ 1,717	$ 957	$ 229	$ 324
Portfolio turnover rate F	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,223,376
Gross unrealized depreciation	(960,404)
Net unrealized appreciation (depreciation) on securities and other investments	$ 262,972

Tax cost	$ 13,287,269

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,467,444 and $16,233,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,967	$ 41
Class T	.25%	.25%	9,508	-
Class B	.75%	.25%	4,509	3,382
Class C	.75%	.25%	17,492	5,337
			$ 38,476	$ 8,760

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,058
Class T	806
Class B*	2,593
Class C*	1,482
$ 5,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,505.30
Class T	6,771.36
Class B	1,386.31
Class C	5,489.31
Institutional Class	1,456.23
	$ 23,607

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,511 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 20,762
Class T	1.65%	15,351
Class B	2.15%	3,398
Class C	2.15%	13,042
Institutional Class	1.15%	3,877
		$ 56,430

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,165 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 136,672	$ -
Class T	94,407	-
Class B	23,930	-
Class C	101,740	-
Institutional Class	44,459	-
Total	$ 401,208	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	52,836	848,465	$ 460,277	$ 9,277,193
Reinvestment of distributions	15,026	-	125,915	-
Shares redeemed	(424,065)	(506,493)	(3,607,261)	(5,495,871)
Net increase (decrease)	(356,203)	341,972	$ (3,021,069)	$ 3,781,322
Class T
Shares sold	65,496	222,009	$ 560,926	$ 2,346,633
Reinvestment of distributions	11,468	-	93,466	-
Shares redeemed	(121,625)	(122,895)	(1,028,340)	(1,276,707)
Net increase (decrease)	(44,661)	99,114	$ (373,948)	$ 1,069,926
Class B
Shares sold	9	48,553	$ 69	$ 469,014
Reinvestment of distributions	3,015	-	23,244	-
Shares redeemed	(50,183)	(76,689)	(397,202)	(748,333)
Net increase (decrease)	(47,159)	(28,136)	$ (373,889)	$ (279,319)
Class C
Shares sold	23,854	468,878	$ 187,885	$ 4,767,947
Reinvestment of distributions	10,744	-	82,834	-
Shares redeemed	(329,846)	(191,799)	(2,594,781)	(1,863,160)
Net increase (decrease)	(295,248)	277,079	$ (2,324,062)	$ 2,904,787
Institutional Class
Shares sold	11,828	497,180	$ 102,072	$ 5,828,732
Reinvestment of distributions	2,747	-	23,680	-
Shares redeemed	(207,315)	(405,041)	(1,836,835)	(4,332,982)
Net increase (decrease)	(192,740)	92,139	$ (1,711,083)	$ 1,495,750

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,019.00	$ 7.11
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 1,016.80	$ 8.36
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 1,014.60	$ 10.89
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 1,014.60	$ 10.89
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,019.80	$ 5.38
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	6.6	4.9
The Walt Disney Co.	5.7	3.1
Comcast Corp. Class A	5.0	0.0
Amazon.com, Inc.	4.9	5.8
Home Depot, Inc.	3.8	0.0
Lowe's Companies, Inc.	3.8	5.3
Time Warner, Inc.	3.7	3.8
Starbucks Corp.	3.7	2.8
Ford Motor Co.	3.6	0.0
Bed Bath & Beyond, Inc.	3.4	2.9
	44.2
Top Industries (% of fund's net assets)
As of January 31, 2012
Specialty Retail	25.5%
Media	23.1%
Hotels, Restaurants & Leisure	18.8%
Textiles, Apparel & Luxury Goods	8.3%
Internet & Catalog Retail	5.6%
All Others*	18.7%

As of July 31, 2011
Hotels, Restaurants & Leisure	22.8%
Specialty Retail	20.8%
Media	20.0%
Internet & Catalog Retail	9.6%
Textiles, Apparel & Luxury Goods	5.3%
All Others*	21.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Delphi Automotive PLC	8,000	$ 214,640
Gentex Corp.	29,090	781,648
		996,288
AUTOMOBILES - 4.6%
Automobile Manufacturers - 4.6%
Bayerische Motoren Werke AG (BMW)	7,042	602,280
Ford Motor Co.	174,153	2,162,980
		2,765,260
DIVERSIFIED CONSUMER SERVICES - 2.7%
Education Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	9,800	513,618
Specialized Consumer Services - 1.8%
Sotheby's Class A (Ltd. vtg.)	11,506	385,796
Steiner Leisure Ltd. (a)	2,964	146,362
Weight Watchers International, Inc. (d)	7,435	566,027
		1,098,185
TOTAL DIVERSIFIED CONSUMER SERVICES		1,611,803
HOTELS, RESTAURANTS & LEISURE - 18.8%
Casinos & Gaming - 3.2%
Las Vegas Sands Corp.	30,471	1,496,431
Las Vegas Sands Corp. warrants 11/16/13 (a)	410	294,963
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	10,700	119,305
		1,910,699
Hotels, Resorts & Cruise Lines - 0.3%
Wyndham Worldwide Corp.	5,300	210,728
Restaurants - 15.3%
Arcos Dorados Holdings, Inc.	6,000	129,000
BJ's Restaurants, Inc. (a)	9,610	480,788
Bravo Brio Restaurant Group, Inc. (a)	7,400	142,450
Darden Restaurants, Inc.	8,263	379,024
Denny's Corp. (a)	24,860	106,649
Dunkin' Brands Group, Inc. (a)(d)	10,400	287,560
McDonald's Corp.	40,572	4,018,657
Ruth's Hospitality Group, Inc. (a)	76,599	474,148
Starbucks Corp.	46,218	2,215,229
Texas Roadhouse, Inc. Class A	66,325	1,005,487
		9,238,992
TOTAL HOTELS, RESTAURANTS & LEISURE		11,360,419
HOUSEHOLD DURABLES - 1.9%
Home Furnishings - 1.1%
Tempur-Pedic International, Inc. (a)	10,299	687,046

	Shares	Value
Homebuilding - 0.8%
Lennar Corp. Class A (d)	22,911	$ 492,357
TOTAL HOUSEHOLD DURABLES		1,179,403
INTERNET & CATALOG RETAIL - 5.6%
Internet Retail - 5.6%
Amazon.com, Inc. (a)	15,263	2,967,738
Groupon, Inc. Class A (a)(d)	19,450	396,586
		3,364,324
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Bankrate, Inc.	6,904	161,485
Google, Inc. Class A (a)	498	288,895
		450,380
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Leisure Products - 0.9%
Hasbro, Inc.	14,822	517,436
MEDIA - 23.1%
Broadcasting - 3.7%
CBS Corp. Class B	43,523	1,239,535
Discovery Communications, Inc. (a)	8,800	377,344
Liberty Media Corp. Capital Series A (a)	7,562	623,184
		2,240,063
Cable & Satellite - 8.7%
Comcast Corp. Class A	114,382	3,041,417
DIRECTV (a)	4,995	224,825
DISH Network Corp. Class A	16,750	467,660
Sirius XM Radio, Inc. (a)(d)	427,034	892,501
Time Warner Cable, Inc.	4,739	349,359
Virgin Media, Inc.	11,300	269,392
		5,245,154
Movies & Entertainment - 10.7%
News Corp. Class A	40,237	757,663
The Walt Disney Co.	88,758	3,452,686
Time Warner, Inc.	59,976	2,222,711
		6,433,060
TOTAL MEDIA		13,918,277
MULTILINE RETAIL - 4.6%
General Merchandise Stores - 4.6%
Dollar Tree, Inc. (a)	12,015	1,018,992
Target Corp.	34,413	1,748,525
		2,767,517
SOFTWARE - 0.5%
Home Entertainment Software - 0.5%
Take-Two Interactive Software, Inc. (a)	10,300	160,680
Zynga, Inc. (d)	16,200	170,100
		330,780
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 25.5%
Apparel Retail - 6.2%
Body Central Corp. (a)	7,100	$ 190,848
Express, Inc. (a)	16,600	359,224
Foot Locker, Inc.	17,257	452,824
Inditex SA	1,557	135,833
Limited Brands, Inc.	27,697	1,159,396
TJX Companies, Inc.	21,372	1,456,288
		3,754,413
Automotive Retail - 3.4%
Advance Auto Parts, Inc.	19,020	1,457,693
AutoZone, Inc. (a)	1,800	626,184
		2,083,877
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	22,700	543,665
Home Improvement Retail - 8.2%
Home Depot, Inc.	52,000	2,308,280
Lowe's Companies, Inc.	85,353	2,290,021
Lumber Liquidators Holdings, Inc. (a)	15,625	333,750
		4,932,051
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	33,452	2,030,536
Mattress Firm Holding Corp. (d)	6,100	201,483
Pier 1 Imports, Inc. (a)	17,700	275,235
		2,507,254
Specialty Stores - 2.6%
Tiffany & Co., Inc.	6,380	407,044
Tractor Supply Co.	8,935	721,680
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,950	453,509
		1,582,233
TOTAL SPECIALTY RETAIL		15,403,493
TEXTILES, APPAREL & LUXURY GOODS - 8.3%
Apparel, Accessories & Luxury Goods - 4.4%
Michael Kors Holdings Ltd.	4,600	142,370
PVH Corp.	8,133	627,786

	Shares	Value
Ralph Lauren Corp.	4,800	$ 729,600
Vera Bradley, Inc. (a)(d)	10,594	379,477
VF Corp.	5,800	762,642
		2,641,875
Footwear - 3.9%
Deckers Outdoor Corp. (a)	5,000	404,250
NIKE, Inc. Class B	18,648	1,939,206
		2,343,456
TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,985,331
TOTAL COMMON STOCKS (Cost $52,205,611)		59,650,711
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.12% (b)	857,743	857,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,248,475	3,248,475
TOTAL MONEY MARKET FUNDS (Cost $4,106,218)		4,106,218
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $56,311,829)		63,756,929
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(3,383,247)
NET ASSETS - 100%		$ 60,373,682
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 254
Fidelity Securities Lending Cash Central Fund	29,203
Total	$ 29,457
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 59,650,711	$ 59,355,748	$ 294,963	$ -
Money Market Funds	4,106,218	4,106,218	-	-
Total Investments in Securities:	$ 63,756,929	$ 63,461,966	$ 294,963	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,146,840) - See accompanying schedule: Unaffiliated issuers (cost $52,205,611)	$ 59,650,711
Fidelity Central Funds (cost $4,106,218)	4,106,218
Total Investments (cost $56,311,829)		$ 63,756,929
Receivable for investments sold		1,371,597
Receivable for fund shares sold		183,293
Dividends receivable		31,806
Distributions receivable from Fidelity Central Funds		13,369
Prepaid expenses		120
Other receivables		1,191
Total assets		65,358,305

Liabilities
Payable for investments purchased	$ 1,468,222
Payable for fund shares redeemed	178,692
Accrued management fee	31,676
Distribution and service plan fees payable	17,042
Other affiliated payables	13,383
Other payables and accrued expenses	27,133
Collateral on securities loaned, at value	3,248,475
Total liabilities		4,984,623

Net Assets		$ 60,373,682
Net Assets consist of:
Paid in capital		$ 52,804,826
Accumulated net investment loss		(11,838)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		135,755
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,444,939
Net Assets		$ 60,373,682

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,997,882 ÷ 1,371,960 shares)	$ 15.31

Maximum offering price per share (100/94.25 of $15.31)	$ 16.24
Class T: Net Asset Value and redemption price per share ($9,767,607 ÷ 663,844 shares)	$ 14.71

Maximum offering price per share (100/96.50 of $14.71)	$ 15.24
Class B: Net Asset Value and offering price per share ($2,935,388 ÷ 217,743 shares)A	$ 13.48

Class C: Net Asset Value and offering price per share ($7,806,984 ÷ 577,726 shares)A	$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,865,821 ÷ 1,175,905 shares)	$ 16.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 420,914
Interest		1
Income from Fidelity Central Funds (including $29,203 from security lending)		29,457
Total income		450,372

Expenses
Management fee	$ 138,043
Transfer agent fees	68,201
Distribution and service plan fees	95,482
Accounting and security lending fees	9,767
Custodian fees and expenses	9,734
Independent trustees' compensation	162
Registration fees	38,796
Audit	27,564
Legal	112
Miscellaneous	225
Total expenses before reductions	388,086
Expense reductions	(16,633)	371,453
Net investment income (loss)		78,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,532)	408,074
Foreign currency transactions	(4,705)
Total net realized gain (loss)		403,369
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,492)	711,594
Assets and liabilities in foreign currencies	403
Total change in net unrealized appreciation (depreciation)		711,997
Net gain (loss)		1,115,366
Net increase (decrease) in net assets resulting from operations		$ 1,194,285

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,919	$ (180,164)
Net realized gain (loss)	403,369	5,895,581
Change in net unrealized appreciation (depreciation)	711,997	6,053,008
Net increase (decrease) in net assets resulting from operations	1,194,285	11,768,425
Distributions to shareholders from net investment income	(82,290)	-
Distributions to shareholders from net realized gain	(2,716,672)	-
Total distributions	(2,798,962)	-
Share transactions - net increase (decrease)	8,715,377	(7,894,650)
Redemption fees	2,015	1,559
Total increase (decrease) in net assets	7,112,715	3,875,334

Net Assets
Beginning of period	53,260,967	49,385,633
End of period (including accumulated net investment loss of $11,838 and accumulated net investment loss of $8,467, respectively)	$ 60,373,682	$ 53,260,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	(.02)	.04	.02	.02 H
Net realized and unrealized gain (loss)	.14	3.27	2.51	(1.16)	(3.09)	1.83
Total from investment operations	.17	3.25	2.49	(1.12)	(3.07)	1.85
Distributions from net investment income	(.03)	-	-	(.03)	-	(.05)
Distributions from net realized gain	(.83)	-	-	-	(1.41)	(2.30)
Total distributions	(.86)	-	-	(.03)	(1.41)	(2.35)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 15.31	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89
Total Return B,C,D	1.90%	25.49%	24.27%	(9.81)%	(21.24)%	11.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A	1.39%	1.44%	1.62%	1.40%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.38%	1.39%	1.40%	1.40%	1.39%
Net investment income (loss)	.44% A	(.15)%	(.15)%	.42%	.15%	.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,998	$ 23,447	$ 19,423	$ 13,010	$ 11,899	$ 19,708
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.05)	.01	(.01)	(.02) H
Net realized and unrealized gain (loss)	.12	3.17	2.43	(1.12)	(3.00)	1.79
Total from investment operations	.13	3.11	2.38	(1.11)	(3.01)	1.77
Distributions from net investment income	(.02)	-	-	(.02)	-	(.03)
Distributions from net realized gain	(.83)	-	-	-	(1.39)	(2.30)
Total distributions	(.85)	-	-	(.02)	(1.39)	(2.33)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.71	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47
Total Return B,C,D	1.68%	25.24%	23.94%	(10.04)%	(21.41)%	11.43%
Ratios to Average Net Assets F,I
Expenses before reductions	1.73% A	1.66%	1.71%	1.89%	1.64%	1.69%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.64%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.62%	1.61%
Net investment income (loss)	.19% A	(.40)%	(.40)%	.17%	(.08)%	(.10)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,768	$ 9,897	$ 8,018	$ 6,738	$ 9,095	$ 14,787
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.10)	(.03)	(.07)	(.10) H
Net realized and unrealized gain (loss)	.10	2.93	2.26	(1.06)	(2.81)	1.70
Total from investment operations	.08	2.81	2.16	(1.09)	(2.88)	1.60
Distributions from net realized gain	(.83)	-	-	-	(1.33)	(2.30)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56
Total Return B,C,D	1.46%	24.61%	23.33%	(10.53)%	(21.80)%	10.82%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.15%	2.21%	2.38%	2.14%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.14%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.14%	2.15%	2.14%	2.15%
Net investment income (loss)	(.31)% A	(.90)%	(.90)%	(.33)%	(.60)%	(.64)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935	$ 3,170	$ 3,643	$ 3,550	$ 5,090	$ 11,081
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.10)	(.03)	(.07)	(.10) H
Net realized and unrealized gain (loss)	.10	2.94	2.27	(1.07)	(2.81)	1.71
Total from investment operations	.08	2.82	2.17	(1.10)	(2.88)	1.61
Distributions from net realized gain	(.83)	-	-	-	(1.34)	(2.30)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.51	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59
Total Return B,C,D	1.46%	24.65%	23.41%	(10.61)%	(21.77)%	10.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.11%	2.12%	2.38%	2.15%	2.16%
Expenses net of fee waivers, if any	2.15% A	2.11%	2.12%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.09%	2.11%	2.15%	2.14%	2.15%
Net investment income (loss)	(.31)% A	(.86)%	(.87)%	(.33)%	(.60)%	(.64)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,807	$ 7,341	$ 9,288	$ 2,955	$ 3,430	$ 8,051
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82
Income from Investment Operations
Net investment income (loss) D	.06	.03	.02	.06	.06	.06 G
Net realized and unrealized gain (loss)	.14	3.42	2.60	(1.20)	(3.22)	1.89
Total from investment operations	.20	3.45	2.62	(1.14)	(3.16)	1.95
Distributions from net investment income	(.05)	-	(.01)	(.04)	-	(.06)
Distributions from net realized gain	(.83)	-	-	-	(1.41)	(2.30)
Total distributions	(.88)	-	(.01)	(.04)	(1.41)	(2.36)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41
Total Return B,C	1.98%	26.00%	24.62%	(9.59)%	(21.09)%	12.04%
Ratios to Average Net Assets E,H
Expenses before reductions	1.06% A	1.03%	1.09%	1.15%	1.14%	1.15%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.09%	1.15%	1.14%	1.15%
Expenses net of all reductions	1.05% A	1.01%	1.08%	1.15%	1.14%	1.14%
Net investment income (loss)	.78% A	.22%	.16%	.67%	.40%	.36% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,866	$ 9,406	$ 9,013	$ 5,990	$ 398	$ 1,385
Portfolio turnover rate F	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,060,075
Gross unrealized depreciation	(1,116,612)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,943,463

Tax cost	$ 56,813,466

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,987,362 and $45,727,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,025	$ 1,254
Class T	.25%	.25%	22,650	-
Class B	.75%	.25%	14,293	10,720
Class C	.75%	.25%	33,514	6,593
			$ 95,482	$ 18,567

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,913
Class T	1,280
Class B*	2,049
Class C*	361
$ 5,603

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,507.30
Class T	14,322.32
Class B	4,341.30
Class C	10,009.30
Institutional Class	9,022.17
	$ 68,201

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,472 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 7,192
Class T	1.65%	3,817
Class B	2.15%	1,062
Class C	2.15%	2,330
		$ 14,401

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,232 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 44,402	$ -
Class T	11,934	-
Institutional Class	25,954	-
Total	$ 82,290	$ -
From net realized gain
Class A	$ 1,117,697	$ -
Class T	525,372	-
Class B	185,641	-
Class C	423,815	-
Institutional Class	464,147	-
Total	$ 2,716,672	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	237,900	665,093	$ 3,438,963	$ 10,095,802
Reinvestment of distributions	76,740	-	1,020,698	-
Shares redeemed	(407,837)	(723,296)	(5,816,225)	(10,778,369)
Net increase (decrease)	(93,197)	(58,203)	$ (1,356,564)	$ (682,567)
Class T
Shares sold	53,500	187,572	$ 745,357	$ 2,764,268
Reinvestment of distributions	40,961	-	523,233	-
Shares redeemed	(72,138)	(196,717)	(988,977)	(2,907,152)
Net increase (decrease)	22,323	(9,145)	$ 279,613	$ (142,884)
Class B
Shares sold	13,748	40,939	$ 169,530	$ 519,870
Reinvestment of distributions	13,190	-	154,193	-
Shares redeemed	(31,992)	(137,051)	(403,549)	(1,818,569)
Net increase (decrease)	(5,054)	(96,112)	$ (79,826)	$ (1,298,699)
Class C
Shares sold	127,867	588,992	$ 1,640,233	$ 8,103,013
Reinvestment of distributions	33,472	-	392,295	-
Shares redeemed	(98,361)	(885,890)	(1,240,984)	(12,399,353)
Net increase (decrease)	62,978	(296,898)	$ 791,544	$ (4,296,340)
Institutional Class
Shares sold	837,357	346,649	$ 12,503,594	$ 5,583,185
Reinvestment of distributions	13,483	-	188,283	-
Shares redeemed	(237,516)	(463,053)	(3,611,267)	(7,057,345)
Net increase (decrease)	613,324	(116,404)	$ 9,080,610	$ (1,474,160)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,047.00	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 1,045.80	$ 8.49
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 1,043.40	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 1,043.40	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,047.90	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Marvell Technology Group Ltd.	9.1	10.6
Texas Instruments, Inc.	8.6	2.7
Broadcom Corp. Class A	8.3	9.7
Freescale Semiconductor Holdings I Ltd.	3.6	3.1
Intersil Corp. Class A	3.6	3.5
Intel Corp.	3.6	7.8
ON Semiconductor Corp.	3.5	3.4
Advanced Micro Devices, Inc.	2.9	4.9
Skyworks Solutions, Inc.	2.7	1.3
NXP Semiconductors NV	2.7	3.4
	48.6
Top Industries (% of fund's net assets)
As of January 31, 2012
Semiconductors & Semiconductor Equipment	83.8%
Electronic Equipment & Components	5.4%
Communications Equipment	2.7%
Computers & Peripherals	2.4%
Internet Software & Services	0.7%
All Others*	5.0%

As of July 31, 2011
Semiconductors & Semiconductor Equipment	88.2%
Electronic Equipment & Components	4.0%
Communications Equipment	3.4%
Computers & Peripherals	3.0%
Internet Software & Services	0.3%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
Juniper Networks, Inc. (a)	5,700	$ 119,301
QUALCOMM, Inc.	5,534	325,510
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,200	29,664
		474,475
COMPUTERS & PERIPHERALS - 2.4%
Computer Storage & Peripherals - 2.4%
NetApp, Inc. (a)	900	33,966
SanDisk Corp. (a)	8,086	370,986
Synaptics, Inc. (a)	130	4,980
		409,932
ELECTRONIC EQUIPMENT & COMPONENTS - 5.4%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	15,668	198,514
Amphenol Corp. Class A	110	5,987
Corning, Inc.	8,671	111,596
		316,097
Electronic Manufacturing Services - 3.5%
Benchmark Electronics, Inc. (a)	4,121	70,881
Fabrinet (a)	1,388	22,860
Flextronics International Ltd. (a)	37,195	255,530
Jabil Circuit, Inc.	3,654	82,800
TE Connectivity Ltd.	1,900	64,790
TTM Technologies, Inc. (a)	8,868	108,810
Viasystems Group, Inc. (a)	12	204
		605,875
Technology Distributors - 0.1%
Avnet, Inc. (a)	200	6,974
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		928,946
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	200	116,022
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.5%
Semiconductor Equipment - 9.1%
Advanced Energy Industries, Inc. (a)	15	160
Amkor Technology, Inc. (a)(d)	68,574	392,929
Applied Materials, Inc.	3,274	40,205
ASML Holding NV	4,410	189,586
Cabot Microelectronics Corp. (a)	50	2,521
Cohu, Inc.	20	263
Cymer, Inc. (a)	6,632	330,207
Entegris, Inc. (a)	8,851	84,793

	Shares	Value
KLA-Tencor Corp.	1,130	$ 57,777
Lam Research Corp. (a)	7,458	317,636
MEMC Electronic Materials, Inc. (a)	8,762	40,042
Nanometrics, Inc. (a)	340	6,885
Nova Measuring Instruments Ltd. (a)	220	1,890
Teradyne, Inc. (a)	330	5,396
Tessera Technologies, Inc. (a)	4,624	91,555
Ultratech, Inc. (a)	210	6,143
		1,567,988
Semiconductors - 72.4%
Advanced Micro Devices, Inc. (a)	73,234	491,400
Alpha & Omega Semiconductor Ltd. (a)	7,197	66,788
Altera Corp.	9,749	387,913
Analog Devices, Inc.	2,780	108,781
Applied Micro Circuits Corp. (a)	6,383	49,979
Atmel Corp. (a)	20,216	196,297
Avago Technologies Ltd.	8,986	304,985
BCD Semiconductor Manufacturing Ltd. ADR	21,295	86,884
Broadcom Corp. Class A	41,829	1,436,408
Cirrus Logic, Inc. (a)	2,630	53,731
Cree, Inc. (a)	2,190	55,692
Cypress Semiconductor Corp.	7,915	136,098
Entropic Communications, Inc. (a)	8,300	48,472
Exar Corp. (a)	200	1,336
Fairchild Semiconductor International, Inc. (a)	19,741	275,979
First Solar, Inc. (a)	78	3,298
Freescale Semiconductor Holdings I Ltd. (d)	39,054	623,692
Himax Technologies, Inc. sponsored ADR	21,438	29,799
Intel Corp.	23,300	615,586
Intermolecular, Inc.	7,117	59,925
International Rectifier Corp. (a)	6,389	145,669
Intersil Corp. Class A	55,176	621,282
JA Solar Holdings Co. Ltd. ADR (a)	18,550	32,648
Linear Technology Corp.	30	1,000
LSI Corp. (a)	3,357	25,412
MagnaChip Semiconductor Corp.	7,500	72,900
Marvell Technology Group Ltd. (a)	101,096	1,570,016
Maxim Integrated Products, Inc.	2,310	62,000
Micron Technology, Inc. (a)	58,351	442,884
Monolithic Power Systems, Inc. (a)	7,912	129,678
Motech Industries, Inc.	1	2
NVIDIA Corp. (a)	30,309	447,664
NXP Semiconductors NV (a)	21,768	462,135
O2Micro International Ltd. sponsored ADR (a)	4,700	22,278
Omnivision Technologies, Inc. (a)	2,000	26,620
ON Semiconductor Corp. (a)	69,184	601,901
PMC-Sierra, Inc. (a)	46,631	303,102
RDA Microelectronics, Inc. sponsored ADR (a)	818	10,757
RF Micro Devices, Inc. (a)	10,191	50,853
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Skyworks Solutions, Inc. (a)	21,939	$ 473,444
Spansion, Inc. Class A (a)	25,172	252,475
Standard Microsystems Corp. (a)	1,914	49,305
STATS ChipPAC Ltd. (a)	123,000	51,338
Supertex, Inc. (a)	540	9,979
Texas Instruments, Inc.	45,918	1,486,825
Trident Microsystems, Inc. (a)	19	3
Trina Solar Ltd. (a)(d)	1,800	14,472
TriQuint Semiconductor, Inc. (a)	8,400	50,316
Volterra Semiconductor Corp. (a)	800	24,136
Xilinx, Inc.	70	2,510
		12,476,647
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		14,044,635
TOTAL COMMON STOCKS (Cost $18,549,621)		15,974,011
Convertible Bonds - 2.3%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Micron Technology, Inc.:
1.5% 8/1/31 (e)	$ 60,000	59,475
1.875% 8/1/31 (e)	140,000	140,175
4.25% 10/15/13	60,000	95,850
ON Semiconductor Corp. 1.875% 12/15/25	70,000	92,575
		388,075
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	501,098	$ 501,098
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	909,615	909,615
TOTAL MONEY MARKET FUNDS (Cost $1,410,713)		1,410,713
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $20,279,062)		17,772,799
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(547,213)
NET ASSETS - 100%		$ 17,225,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,650 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135
Fidelity Securities Lending Cash Central Fund	1,190
Total	$ 1,325
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,974,011	$ 15,974,010	$ -	$ 1
Convertible Bonds	388,075	-	388,075	-
Money Market Funds	1,410,713	1,410,713	-	-
Total Investments in Securities:	$ 17,772,799	$ 17,384,723	$ 388,075	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Bermuda	13.1%
Netherlands	3.8%
Singapore	3.6%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $876,145) - See accompanying schedule: Unaffiliated issuers (cost $18,868,349)	$ 16,362,086
Fidelity Central Funds (cost $1,410,713)	1,410,713
Total Investments (cost $20,279,062)		$ 17,772,799
Receivable for investments sold		2,276,060
Receivable for fund shares sold		19,446
Dividends receivable		7,466
Interest receivable		2,709
Distributions receivable from Fidelity Central Funds		181
Prepaid expenses		44
Receivable from investment adviser for expense reductions		3,883
Other receivables		5,618
Total assets		20,088,206

Liabilities
Payable to custodian bank	$ 1,162,480
Payable for investments purchased	730,241
Payable for fund shares redeemed	14,493
Accrued management fee	7,535
Distribution and service plan fees payable	6,550
Other affiliated payables	4,087
Other payables and accrued expenses	27,619
Collateral on securities loaned, at value	909,615
Total liabilities		2,862,620

Net Assets		$ 17,225,586
Net Assets consist of:
Paid in capital		$ 28,661,638
Accumulated net investment loss		(62,497)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,867,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,506,216)
Net Assets		$ 17,225,586

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,911,668 ÷ 739,294 shares)	$ 9.35

Maximum offering price per share (100/94.25 of $9.35)	$ 9.92
Class T: Net Asset Value and redemption price per share ($4,441,023 ÷ 486,358 shares)	$ 9.13

Maximum offering price per share (100/96.50 of $9.13)	$ 9.46
Class B: Net Asset Value and offering price per share ($580,714 ÷ 67,097 shares)A	$ 8.65

Class C: Net Asset Value and offering price per share ($3,916,188 ÷ 452,964 shares)A	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,375,993 ÷ 142,829 shares)	$ 9.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 56,523
Interest		4,291
Income from Fidelity Central Funds		1,325
Total income		62,139

Expenses
Management fee	$ 43,157
Transfer agent fees	23,688
Distribution and service plan fees	36,831
Accounting and security lending fees	3,122
Custodian fees and expenses	14,581
Independent trustees' compensation	53
Registration fees	47,076
Audit	23,228
Legal	69
Miscellaneous	75
Total expenses before reductions	191,880
Expense reductions	(67,244)	124,636
Net investment income (loss)		(62,497)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(589,750)
Foreign currency transactions	(105)
Total net realized gain (loss)		(589,855)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,098,354
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		1,098,405
Net gain (loss)		508,550
Net increase (decrease) in net assets resulting from operations		$ 446,053

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (62,497)	$ (122,750)
Net realized gain (loss)	(589,855)	4,303,621
Change in net unrealized appreciation (depreciation)	1,098,405	(1,162,047)
Net increase (decrease) in net assets resulting from operations	446,053	3,018,824
Share transactions - net increase (decrease)	(1,526,259)	1,054,457
Redemption fees	190	1,863
Total increase (decrease) in net assets	(1,080,016)	4,075,144

Net Assets
Beginning of period	18,305,602	14,230,458
End of period (including accumulated net investment loss of $62,497 and undistributed net investment income of $0, respectively)	$ 17,225,586	$ 18,305,602

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.01)	.04	- I	(.03)
Net realized and unrealized gain (loss)	.44	1.83	.59	(.24)	(2.32)	1.76
Total from investment operations	.42	1.79	.58	(.20)	(2.32)	1.73
Distributions from net investment income	-	-	(.03)	-	-	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.35	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11
Total Return B,C,D	4.70%	25.07%	8.74%	(2.95)%	(25.47)%	23.44%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	1.89%	1.97%	2.44%	1.72%	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.40%	1.39%	1.38%
Net investment income (loss)	(.58)% A	(.40)%	(.15)%	.69%	(.02)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,912	$ 7,537	$ 5,394	$ 5,433	$ 3,970	$ 7,551
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.03)	.02	(.02)	(.05)
Net realized and unrealized gain (loss)	.43	1.79	.58	(.23)	(2.29)	1.74
Total from investment operations	.40	1.73	.55	(.21)	(2.31)	1.69
Distributions from net investment income	-	-	(.01)	-	-	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.13	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98
Total Return B,C,D	4.58%	24.71%	8.50%	(3.15)%	(25.72)%	23.18%
Ratios to Average Net Assets F,H
Expenses before reductions	2.56% A	2.25%	2.26%	2.77%	2.02%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.65%	1.64%	1.64%
Net investment income (loss)	(.83)% A	(.65)%	(.40)%	.44%	(.27)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,441	$ 4,476	$ 3,862	$ 4,195	$ 4,635	$ 8,103
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.06)	- I	(.06)	(.09)
Net realized and unrealized gain (loss)	.41	1.69	.56	(.24)	(2.21)	1.69
Total from investment operations	.36	1.60	.50	(.24)	(2.27)	1.60
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.65	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70
Total Return B,C,D	4.34%	23.92%	8.08%	(3.73)%	(26.09)%	22.54%
Ratios to Average Net Assets F,H
Expenses before reductions	3.01% A	2.76%	2.73%	3.22%	2.48%	2.36%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.15%	2.15%	2.14%	2.13%
Net investment income (loss)	(1.33)% A	(1.15)%	(.90)%	(.06)%	(.77)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581	$ 691	$ 1,073	$ 1,197	$ 2,027	$ 4,572
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.06)	- I	(.06)	(.09)
Net realized and unrealized gain (loss)	.41	1.70	.56	(.24)	(2.21)	1.69
Total from investment operations	.36	1.61	.50	(.24)	(2.27)	1.60
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.65	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69
Total Return B,C,D	4.34%	24.10%	8.09%	(3.74)%	(26.12)%	22.57%
Ratios to Average Net Assets F,H
Expenses before reductions	2.99% A	2.70%	2.72%	3.21%	2.47%	2.34%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.14%	2.15%	2.14%	2.13%
Net investment income (loss)	(1.33)% A	(1.15)%	(.90)%	(.06)%	(.77)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,916	$ 3,836	$ 3,256	$ 3,016	$ 3,325	$ 8,389
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	.01	.05	.02	(.01)
Net realized and unrealized gain (loss)	.45	1.87	.60	(.24)	(2.38)	1.80
Total from investment operations	.44	1.86	.61	(.19)	(2.36)	1.79
Distributions from net investment income	-	-	(.03)	-	-	-
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 9.63	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30
Total Return B,C	4.79%	25.38%	9.10%	(2.74)%	(25.38)%	23.83%
Ratios to Average Net Assets E,G
Expenses before reductions	1.91% A	1.42%	1.64%	2.16%	1.47%	1.26%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.15%	1.14%	1.13%
Net investment income (loss)	(.33)% A	(.15)%	.11%	.94%	.23%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,376	$ 1,765	$ 645	$ 367	$ 353	$ 730
Portfolio turnover rate F	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 492,679
Gross unrealized depreciation	(3,242,188)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,749,509)

Tax cost	$ 20,522,308

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2012	$ (2,152,369)
2013	(279,201)
2016	(310,663)
2017	(5,202,838)
Total capital loss carryforward	(7,945,071)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,645,364 and $12,843,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,853	$ 443
Class T	.25%	.25%	9,944	-
Class B	.75%	.25%	2,861	2,146
Class C	.75%	.25%	16,173	2,070
			$ 36,831	$ 4,659

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 589
Class T	713
Class B*	236
Class C*	256
$ 1,794

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,486.30
Class T	7,084.36
Class B	871.30
Class C	4,873.30
Institutional Class	1,374.20
	$ 23,688

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,106 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,190. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 26,875
Class T	1.65%	18,150
Class B	2.15%	2,467
Class C	2.15%	13,625
Institutional Class	1.15%	5,211
		$ 66,328

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $916 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	85,258	823,348	$ 735,140	$ 7,674,866
Shares redeemed	(190,330)	(734,519)	(1,559,667)	(6,789,005)
Net increase (decrease)	(105,072)	88,829	$ (824,527)	$ 885,861
Class T
Shares sold	37,715	227,766	$ 311,896	$ 2,032,968
Shares redeemed	(64,166)	(266,704)	(517,898)	(2,292,080)
Net increase (decrease)	(26,451)	(38,938)	$ (206,002)	$ (259,112)
Class B
Shares sold	299	17,689	$ 2,245	$ 152,131
Shares redeemed	(16,547)	(94,901)	(128,163)	(767,577)
Net increase (decrease)	(16,248)	(77,212)	$ (125,918)	$ (615,446)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class C
Shares sold	88,807	179,286	$ 757,937	$ 1,565,088
Shares redeemed	(98,812)	(203,889)	(739,913)	(1,673,259)
Net increase (decrease)	(10,005)	(24,603)	$ 18,024	$ (108,171)
Institutional Class
Shares sold	38,769	302,052	$ 349,416	$ 3,051,352
Shares redeemed	(88,077)	(197,907)	(737,252)	(1,900,027)
Net increase (decrease)	(49,308)	104,145	$ (387,836)	$ 1,151,325

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 893.50	$ 5.62
Hypothetical A		$ 1,000.00	$ 1,019.20	$ 5.99
Class T	1.39%
Actual		$ 1,000.00	$ 892.70	$ 6.61
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.05
Class B	1.93%
Actual		$ 1,000.00	$ 890.40	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.92%
Actual		$ 1,000.00	$ 890.50	$ 9.12
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class	.86%
Actual		$ 1,000.00	$ 895.10	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	15.0	11.1
Occidental Petroleum Corp.	7.6	5.3
Exxon Mobil Corp.	7.3	10.4
Schlumberger Ltd.	5.6	7.1
Hess Corp.	4.8	3.6
Marathon Oil Corp.	4.5	3.3
National Oilwell Varco, Inc.	4.4	3.0
EOG Resources, Inc.	3.7	0.0
Halliburton Co.	3.3	4.4
Marathon Petroleum Corp.	2.9	2.3
	59.1
Top Industries (% of fund's net assets)
As of January 31, 2012
Oil, Gas & Consumable Fuels	71.7%
Energy Equipment & Services	26.1%
Chemicals	1.5%
Construction & Engineering	0.5%
All Others*	0.2%

As of July 31, 2011
Oil, Gas & Consumable Fuels	62.2%
Energy Equipment & Services	35.4%
Chemicals	1.2%
Construction & Engineering	0.6%
Metals & Mining	0.6%
All Others*	0.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A	256,010	$ 11,034,031
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	158,675	3,563,841
ENERGY EQUIPMENT & SERVICES - 26.1%
Oil & Gas Drilling - 7.7%
Discovery Offshore S.A. (a)(e)	748,490	1,084,324
Ensco International Ltd. ADR	380,651	20,037,469
Helmerich & Payne, Inc.	91,800	5,664,978
Noble Corp.	312,364	10,882,762
Northern Offshore Ltd.	346,187	769,973
Ocean Rig UDW, Inc. (United States)	177,000	2,701,020
Parker Drilling Co. (a)	421,740	2,741,310
Rowan Companies, Inc. (a)	293,100	9,968,331
Tuscany International Drilling, Inc. (a)	112,000	78,185
Vantage Drilling Co. (a)	1,039,400	1,288,856
		55,217,208
Oil & Gas Equipment & Services - 18.4%
Baker Hughes, Inc.	152,054	7,470,413
Cal Dive International, Inc. (a)	165,830	499,148
Cameron International Corp. (a)	27,100	1,441,720
Compagnie Generale de Geophysique SA (a)	138,278	3,870,029
Halliburton Co.	645,219	23,731,155
Key Energy Services, Inc. (a)	104,700	1,516,056
McDermott International, Inc. (a)	235,414	2,862,634
National Oilwell Varco, Inc.	430,695	31,862,816
Oil States International, Inc. (a)	124,050	9,885,545
RPC, Inc. (d)	33,900	516,975
Schlumberger Ltd.	537,832	40,428,831
Schoeller-Bleckmann Oilfield Equipment AG	12,691	1,066,000
Superior Energy Services, Inc. (a)	47,784	1,362,322
Weatherford International Ltd. (a)	349,367	5,848,404
Willbros Group, Inc. (a)	134,016	570,908
		132,932,956
TOTAL ENERGY EQUIPMENT & SERVICES		188,150,164
OIL, GAS & CONSUMABLE FUELS - 71.7%
Coal & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	579,372	11,656,965
Peabody Energy Corp.	188,016	6,409,465
		18,066,430

	Shares	Value
Integrated Oil & Gas - 37.4%
Chevron Corp.	1,050,732	$ 108,309,455
Exxon Mobil Corp.	627,628	52,557,569
Hess Corp.	618,245	34,807,194
Occidental Petroleum Corp.	547,877	54,661,688
Suncor Energy, Inc.	550,900	18,975,902
		269,311,808
Oil & Gas Exploration & Production - 23.1%
Anadarko Petroleum Corp.	99,558	8,036,322
Apache Corp.	184,037	18,197,579
Bankers Petroleum Ltd. (a)	764,700	4,087,551
Canadian Natural Resources Ltd.	148,900	5,898,088
Concho Resources, Inc. (a)	6,900	735,954
EOG Resources, Inc.	252,520	26,802,473
EV Energy Partners LP	66,800	4,456,896
EXCO Resources, Inc.	61,900	486,534
Gran Tierra Energy, Inc. (Canada) (a)	953,400	5,438,492
Magnum Hunter Resources Corp.	57,743	340,106
Marathon Oil Corp.	1,021,126	32,053,145
Niko Resources Ltd.	14,500	708,407
Noble Energy, Inc.	111,044	11,178,799
Northern Oil & Gas, Inc. (a)	41,547	1,038,675
Oasis Petroleum, Inc. (a)(d)	136,256	4,597,277
Pacific Rubiales Energy Corp.	63,100	1,587,647
Painted Pony Petroleum Ltd. (a)(e)	5,000	41,685
Painted Pony Petroleum Ltd. Class A (a)	86,400	720,323
Petrominerales Ltd.	40,372	842,669
Pioneer Natural Resources Co.	165,400	16,424,220
Plains Exploration & Production Co. (a)	77,100	2,908,212
QEP Resources, Inc.	54,500	1,560,880
Rosetta Resources, Inc. (a)	29,400	1,410,906
SM Energy Co.	189,293	13,738,886
Stone Energy Corp. (a)	32,600	914,430
Swift Energy Co. (a)	55,958	1,855,008
		166,061,164
Oil & Gas Refining & Marketing - 8.0%
CVR Energy, Inc. (a)	148,333	3,699,425
HollyFrontier Corp.	376,550	11,047,977
Marathon Petroleum Corp.	538,604	20,585,445
Tesoro Corp. (a)	354,100	8,863,123
Valero Energy Corp.	565,413	13,564,258
		57,760,228
Oil & Gas Storage & Transport - 0.7%
Atlas Energy LP	13,625	355,885
Atlas Pipeline Partners, LP	95,200	3,570,952
Cheniere Energy, Inc. (a)	96,100	1,229,119
		5,155,956
TOTAL OIL, GAS & CONSUMABLE FUELS		516,355,586
TOTAL COMMON STOCKS (Cost $671,719,016)		719,103,622
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,487,775	$ 1,487,775
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,109,175	4,109,175
TOTAL MONEY MARKET FUNDS (Cost $5,596,950)		5,596,950
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $677,315,966)		724,700,572
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,026,367)
NET ASSETS - 100%		$ 720,674,205
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,126,009 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,439
Fidelity Securities Lending Cash Central Fund	57,164
Total	$ 59,603
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 719,103,622	$ 715,233,593	$ 3,870,029	$ -
Money Market Funds	5,596,950	5,596,950	-	-
Total Investments in Securities:	$ 724,700,572	$ 720,830,543	$ 3,870,029	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Curacao	5.6%
Canada	4.6%
Switzerland	2.8%
United Kingdom	2.8%
Netherlands	1.5%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,118,329) - See accompanying schedule: Unaffiliated issuers (cost $671,719,016)	$ 719,103,622
Fidelity Central Funds (cost $5,596,950)	5,596,950
Total Investments (cost $677,315,966)		$ 724,700,572
Receivable for investments sold		8,660,239
Receivable for fund shares sold		597,716
Dividends receivable		93,954
Distributions receivable from Fidelity Central Funds		745
Prepaid expenses		2,127
Other receivables		6,528
Total assets		734,061,881

Liabilities
Payable for investments purchased	$ 5,125,974
Payable for fund shares redeemed	3,324,940
Accrued management fee	335,313
Distribution and service plan fees payable	279,630
Other affiliated payables	183,781
Other payables and accrued expenses	28,863
Collateral on securities loaned, at value	4,109,175
Total liabilities		13,387,676

Net Assets		$ 720,674,205
Net Assets consist of:
Paid in capital		$ 707,908,618
Accumulated net investment loss		(1,895,665)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,723,072)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,384,324
Net Assets		$ 720,674,205

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,971,810 ÷ 7,817,887 shares)	$ 35.68

Maximum offering price per share (100/94.25 of $35.68)	$ 37.86
Class T: Net Asset Value and redemption price per share ($243,034,374 ÷ 6,666,339 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($37,596,503 ÷ 1,126,459 shares)A	$ 33.38

Class C: Net Asset Value and offering price per share ($107,207,847 ÷ 3,189,249 shares)A	$ 33.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,863,671 ÷ 1,444,600 shares)	$ 37.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,537,121
Interest		5,903
Income from Fidelity Central Funds		59,603
Total income		6,602,627

Expenses
Management fee	$ 1,971,968
Transfer agent fees	996,828
Distribution and service plan fees	1,668,767
Accounting and security lending fees	126,520
Custodian fees and expenses	11,225
Independent trustees' compensation	2,391
Registration fees	68,157
Audit	24,988
Legal	1,808
Miscellaneous	3,360
Total expenses before reductions	4,876,012
Expense reductions	(3,345)	4,872,667
Net investment income (loss)		1,729,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,938,453)
Foreign currency transactions	(8,489)
Total net realized gain (loss)		(17,946,942)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,510,067)
Assets and liabilities in foreign currencies	(397)
Total change in net unrealized appreciation (depreciation)		(78,510,464)
Net gain (loss)		(96,457,406)
Net increase (decrease) in net assets resulting from operations		$ (94,727,446)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,729,960	$ 609,873
Net realized gain (loss)	(17,946,942)	108,257,689
Change in net unrealized appreciation (depreciation)	(78,510,464)	148,374,915
Net increase (decrease) in net assets resulting from operations	(94,727,446)	257,242,477
Distributions to shareholders from net investment income	(3,625,438)	(1,542,989)
Share transactions - net increase (decrease)	(39,924,987)	7,476,541
Redemption fees	26,835	27,523
Total increase (decrease) in net assets	(138,251,036)	263,203,552

Net Assets
Beginning of period	858,925,241	595,721,689
End of period (including accumulated net investment loss of $1,895,665 and accumulated net investment loss of $187, respectively)	$ 720,674,205	$ 858,925,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.12	.11	(.05)	(.04)	(.17)	(.02) H
Net realized and unrealized gain (loss)	(4.40)	12.47	1.93	(17.48)	5.59	8.42
Total from investment operations	(4.28)	12.58	1.88	(17.52)	5.42	8.40
Distributions from net investment income	(.21)	(.11)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.46)	(6.51)
Total distributions	(.21)	(.11)	-	(6.90)	(3.46)	(6.51)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.68	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28
Total Return B,C,D	(10.65)%	45.46%	7.28%	(38.86)%	11.52%	22.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.16%	1.20%	1.22%	1.14%	1.19%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.20%	1.22%	1.14%	1.19%
Expenses net of all reductions	1.18% A	1.16%	1.19%	1.21%	1.14%	1.19%
Net investment income (loss)	.70% A	.30%	(.16)%	(.14)%	(.32)%	(.05)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,972	$ 331,120	$ 214,407	$ 216,595	$ 355,200	$ 268,108
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18
Income from Investment Operations
Net investment income (loss) E	.08	.03	(.11)	(.10)	(.29)	(.11) H
Net realized and unrealized gain (loss)	(4.49)	12.75	1.97	(17.93)	5.72	8.61
Total from investment operations	(4.41)	12.78	1.86	(18.03)	5.43	8.50
Distributions from net investment income	(.17)	(.07)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.29)	(6.42)
Total distributions	(.17)	(.07)	-	(6.90)	(3.29)	(6.42)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.46	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26
Total Return B,C,D	(10.73)%	45.16%	7.03%	(38.99)%	11.27%	21.84%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.37%	1.41%	1.45%	1.36%	1.40%
Expenses net of fee waivers, if any	1.39% A	1.37%	1.41%	1.45%	1.36%	1.40%
Expenses net of all reductions	1.39% A	1.37%	1.41%	1.45%	1.35%	1.39%
Net investment income (loss)	.48% A	.09%	(.37)%	(.38)%	(.54)%	(.26)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,034	$ 290,512	$ 219,051	$ 224,376	$ 407,784	$ 382,222
Portfolio turnover rate G	81 A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.25)	(.22)	(.56)	(.34) H
Net realized and unrealized gain (loss)	(4.12)	11.71	1.83	(16.75)	5.41	8.17
Total from investment operations	(4.13)	11.56	1.58	(16.97)	4.85	7.83
Distributions from net investment income	(.10)	(.01)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.14)	(6.29)
Total distributions	(.10)	(.01)	-	(6.90)	(3.14)	(6.29)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 33.38	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64
Total Return B,C,D	(10.96)%	44.38%	6.45%	(39.31)%	10.62%	21.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.93%	1.96%	1.96%	1.93%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.96%	1.96%	1.93%	1.96%
Expenses net of all reductions	1.92% A	1.92%	1.95%	1.96%	1.93%	1.95%
Net investment income (loss)	(.05)% A	(.46)%	(.92)%	(.89)%	(1.11)%	(.82)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,597	$ 49,793	$ 44,330	$ 47,795	$ 98,602	$ 116,487
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.25)	(.21)	(.54)	(.32) H
Net realized and unrealized gain (loss)	(4.14)	11.80	1.85	(16.87)	5.45	8.20
Total from investment operations	(4.15)	11.65	1.60	(17.08)	4.91	7.88
Distributions from net investment income	(.11)	(.02)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.16)	(6.33)
Total distributions	(.11)	(.02)	-	(6.90)	(3.16)	(6.33)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 33.62	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88
Total Return B,C,D	(10.95)%	44.38%	6.49%	(39.31)%	10.71%	21.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	1.90%	1.94%	1.96%	1.87%	1.91%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.94%	1.96%	1.87%	1.91%
Expenses net of all reductions	1.92% A	1.89%	1.93%	1.95%	1.87%	1.91%
Net investment income (loss)	(.05)% A	(.43)%	(.90)%	(.88)%	(1.05)%	(.77)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,208	$ 133,476	$ 90,596	$ 86,650	$ 156,393	$ 135,072
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48
Income from Investment Operations
Net investment income (loss) D	.18	.23	.04	.03	(.02)	.11 G
Net realized and unrealized gain (loss)	(4.59)	12.99	2.00	(18.06)	5.74	8.67
Total from investment operations	(4.41)	13.22	2.04	(18.03)	5.72	8.78
Distributions from net investment income	(.25)	(.14)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.64)	(6.58)
Total distributions	(.25)	(.14)	-	(6.90)	(3.64)	(6.58)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 37.29	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68
Total Return B,C	(10.49)%	45.87%	7.60%	(38.68)%	11.83%	22.47%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.86%	.90%	.95%	.85%	.88%
Expenses net of fee waivers, if any	.86% A	.86%	.90%	.95%	.85%	.88%
Expenses net of all reductions	.86% A	.85%	.90%	.94%	.85%	.88%
Net investment income (loss)	1.01% A	.60%	.14%	.13%	(.03)%	.25% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,864	$ 54,024	$ 27,338	$ 18,631	$ 22,250	$ 17,127
Portfolio turnover rate F	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,646,076
Gross unrealized depreciation	(46,497,564)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,148,512

Tax cost	$ 681,552,060

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,846,796)
2018	(2,715,383)
Total capital loss carryforward	$ (5,562,179)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,628,721 and $334,824,474, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 341,862	$ 9,241
Class T	.25%	.25%	594,584	-
Class B	.75%	.25%	194,292	145,719
Class C	.75%	.25%	538,029	87,860
			$ 1,668,767	$ 242,820

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,209
Class T	10,789
Class B*	31,905
Class C*	8,804
$ 110,707

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 410,364.30
Class T	312,622.26
Class B	58,547.30
Class C	159,294.30
Institutional Class	56,001.24
	$ 996,828

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,738 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,018 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $152,500. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,164, including $6 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,345 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 1,638,737	$ 788,179
Class T	1,147,865	537,026
Class B	121,615	21,298
Class C	359,185	59,062
Institutional Class	358,036	137,424
Total	$ 3,625,438	$ 1,542,989

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,067,535	2,848,824	$ 36,425,325	$ 108,457,523
Reinvestment of distributions	41,823	20,239	1,442,045	701,079
Shares redeemed	(1,534,589)	(2,366,298)	(52,336,234)	(85,322,989)
Net increase (decrease)	(425,231)	502,765	$ (14,468,864)	$ 23,835,613
Class T
Shares sold	375,625	1,191,543	$ 13,003,662	$ 45,538,389
Reinvestment of distributions	30,771	14,153	1,084,071	502,257
Shares redeemed	(819,250)	(1,858,422)	(28,280,583)	(68,540,609)
Net increase (decrease)	(412,854)	(652,726)	$ (14,192,850)	$ (22,499,963)
Class B
Shares sold	44,161	118,268	$ 1,390,015	$ 4,084,617
Reinvestment of distributions	3,337	560	107,704	18,656
Shares redeemed	(245,036)	(495,702)	(7,806,011)	(16,527,555)
Net increase (decrease)	(197,538)	(376,874)	$ (6,308,292)	$ (12,424,282)
Class C
Shares sold	222,144	964,253	$ 7,133,875	$ 34,720,800
Reinvestment of distributions	9,390	1,513	305,281	50,476
Shares redeemed	(565,757)	(893,659)	(17,960,063)	(30,160,985)
Net increase (decrease)	(334,223)	72,107	$ (10,520,907)	$ 4,610,291
Institutional Class
Shares sold	481,850	771,369	$ 17,024,448	$ 30,606,839
Reinvestment of distributions	7,770	3,300	279,800	119,042
Shares redeemed	(332,831)	(433,932)	(11,738,322)	(16,770,999)
Net increase (decrease)	156,789	340,737	$ 5,565,926	$ 13,954,882

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.30%
Actual		$ 1,000.00	$ 977.60	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.60
Class T	1.56%
Actual		$ 1,000.00	$ 976.40	$ 7.75
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.91
Class B	2.04%
Actual		$ 1,000.00	$ 974.30	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 10.33
Class C	2.04%
Actual		$ 1,000.00	$ 974.10	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 10.33
Institutional Class	1.02%
Actual		$ 1,000.00	$ 979.00	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.2	5.4
Morgan Stanley	5.2	4.9
JPMorgan Chase & Co.	5.1	4.1
Bank of America Corp.	4.3	0.0
Genworth Financial, Inc. Class A	3.7	0.3
Simon Property Group, Inc.	3.5	0.0
eBay, Inc.	3.2	0.0
ICICI Bank Ltd. sponsored ADR	3.1	0.0
Sotheby's Class A (Ltd. vtg.)	2.5	0.2
ACE Ltd.	2.2	1.1
	38.0
Top Industries (% of fund's net assets)
As of January 31, 2012
Capital Markets	17.0%
Commercial Banks	16.7%
Diversified Financial Services	16.6%
Real Estate Investment Trusts	16.0%
Insurance	14.6%
All Others*	19.1%

As of July 31, 2011
Capital Markets	28.3%
Commercial Banks	15.3%
Real Estate Investment Trusts	12.5%
Diversified Financial Services	11.6%
Insurance	10.6%
All Others*	21.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 17.0%
Asset Management & Custody Banks - 5.9%
A.F.P. Provida SA sponsored ADR	400	$ 28,576
Affiliated Managers Group, Inc. (a)	1,686	169,460
Ameriprise Financial, Inc.	100	5,355
Apollo Global Management LLC Class A	122,349	1,820,553
Bank of New York Mellon Corp.	500	10,065
BlackRock, Inc. Class A	56	10,192
Franklin Resources, Inc.	100	10,610
Invesco Ltd.	39,838	899,144
Julius Baer Group Ltd.	300	12,192
Legg Mason, Inc.	853	21,726
Northern Trust Corp.	8,107	334,089
State Street Corp.	49,990	1,958,608
The Blackstone Group LP	116,483	1,841,596
		7,122,166
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	400	10,416
Deutsche Bank AG (NY Shares)	109	4,653
HFF, Inc. (a)	7,600	107,236
UBS AG (NY Shares) (a)	22,033	299,428
		421,733
Investment Banking & Brokerage - 10.8%
Charles Schwab Corp.	900	10,485
E*TRADE Financial Corp. (a)	203,334	1,665,305
Evercore Partners, Inc. Class A	67,900	1,914,101
GFI Group, Inc.	320,278	1,482,887
Goldman Sachs Group, Inc.	173	19,284
Investment Technology Group, Inc. (a)	3,825	43,376
Lazard Ltd. Class A	57,443	1,649,763
Macquarie Group Ltd.	393	10,639
Morgan Stanley	333,795	6,225,277
		13,021,117
TOTAL CAPITAL MARKETS		20,565,016
COMMERCIAL BANKS - 16.7%
Diversified Banks - 9.5%
Banco ABC Brasil SA	2,500	17,986
Banco Bradesco SA (PN) sponsored ADR	700	12,516
Banco de Chile sponsored ADR	100	8,989
Banco Macro SA sponsored ADR	600	14,844
Banco Pine SA	200	1,505
Banco Santander Chile sponsored ADR	200	16,300
Banco Santander SA (Brasil) ADR	2,800	25,536
BanColombia SA sponsored ADR	10,500	651,105
Bank of Baroda	7,728	120,327
Barclays PLC sponsored ADR	850	11,501
BBVA Banco Frances SA sponsored ADR	2,300	14,145
BNP Paribas SA	302	12,786
China CITIC Bank Corp. Ltd. (H Shares)	2,358,000	1,505,058
Comerica, Inc.	800	22,136

	Shares	Value
CorpBanca SA sponsored ADR	550	$ 12,216
Credicorp Ltd. (NY Shares)	2,728	310,064
Credit Agricole SA	200	1,232
Grupo Financiero Galicia SA sponsored ADR (d)	1,800	13,914
Guaranty Trust Bank PLC GDR (Reg. S)	5,300	24,910
HSBC Holdings PLC sponsored ADR	14,300	598,169
ICICI Bank Ltd. sponsored ADR	104,100	3,769,461
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,201
Intesa Sanpaolo SpA	7,261	13,866
Itau Unibanco Banco Multiplo SA sponsored ADR	619	12,355
National Australia Bank Ltd.	254	6,431
Nordea Bank AB	1,200	10,047
PT Bank Central Asia Tbk	13,500	12,013
Raiffeisen International Bank-Holding AG (d)	1,300	44,209
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	13,200
Standard Chartered PLC (United Kingdom)	2,482	60,004
Sumitomo Mitsui Financial Group, Inc.	2,100	67,150
Swedbank AB (A Shares)	900	12,927
The Jammu & Kashmir Bank Ltd.	7,298	122,260
U.S. Bancorp	8,627	243,454
UniCredit SpA	630	3,123
United Overseas Bank Ltd.	1,000	13,785
Wells Fargo & Co.	91,715	2,678,995
Yes Bank Ltd.	143,376	956,853
		11,439,573
Regional Banks - 7.2%
Banco Daycoval SA (PN)	20,300	113,165
Bancorp New Jersey, Inc.	100	940
BancTrust Financial Group, Inc. (a)	28,700	36,736
Bank of the Ozarks, Inc.	316	8,845
BB&T Corp.	870	23,655
Boston Private Financial Holdings, Inc.	2,200	18,128
Bridge Capital Holdings (a)	48,490	524,662
Canadian Western Bank, Edmonton	2,200	58,074
Cascade Bancorp (a)	900	4,779
CIT Group, Inc. (a)	373	14,226
Citizens & Northern Corp.	520	10,925
City Holding Co.	500	17,770
City National Corp.	6,200	284,456
CNB Financial Corp., Pennsylvania	803	13,258
CoBiz, Inc.	166,600	996,268
Cullen/Frost Bankers, Inc.	100	5,567
Fifth Third Bancorp	900	11,709
First Business Finance Services, Inc.	200	3,322
First Commonwealth Financial Corp.	25,722	142,500
First Horizon National Corp.	94,800	827,604
First Interstate Bancsystem, Inc.	69,209	952,316
First Midwest Bancorp, Inc., Delaware	600	6,528
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
FNB Corp., Pennsylvania	11,300	$ 132,436
Glacier Bancorp, Inc.	2,024	28,275
Huntington Bancshares, Inc.	2,230	12,733
KeyCorp	1,500	11,655
NBT Bancorp, Inc.	200	4,500
Northrim Bancorp, Inc.	2,269	45,584
Pacific Continental Corp.	27,028	239,468
PNC Financial Services Group, Inc.	200	11,784
PT Bank Tabungan Negara Tbk	1,468,500	196,018
Regions Financial Corp.	187,425	978,359
Sandy Spring Bancorp, Inc.	200	3,652
Savannah Bancorp, Inc. (a)	14,998	74,840
SCBT Financial Corp.	800	24,744
SunTrust Banks, Inc.	22,636	465,623
Susquehanna Bancshares, Inc.	62,314	569,550
SVB Financial Group (a)	312	18,108
Synovus Financial Corp. (d)	425,582	740,513
TCF Financial Corp.	1,037	10,411
Texas Capital Bancshares, Inc. (a)	400	12,688
Umpqua Holdings Corp.	100	1,217
Valley National Bancorp	4,908	58,503
Virginia Commerce Bancorp, Inc. (a)	3,000	26,580
Washington Trust Bancorp, Inc.	544	13,431
Webster Financial Corp.	26,200	555,440
Westamerica Bancorp.	100	4,645
Western Alliance Bancorp. (a)	49,100	392,309
Zions Bancorporation	700	11,788
		8,720,287
TOTAL COMMERCIAL BANKS		20,159,860
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	15,767
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
Advance America Cash Advance Centers, Inc.	219,253	1,725,521
American Express Co.	223	11,181
Capital One Financial Corp.	52,898	2,420,084
Discover Financial Services	500	13,590
EZCORP, Inc. (non-vtg.) Class A (a)	2,240	60,077
First Cash Financial Services, Inc. (a)	4,790	192,798
Green Dot Corp. Class A (a)(d)	1,900	53,922
International Personal Finance PLC	86,603	259,733
Nelnet, Inc. Class A	700	17,255
Netspend Holdings, Inc. (a)	1,331	11,620
PT Clipan Finance Indonesia Tbk	338,000	17,295
SLM Corp.	3,465	51,802
		4,834,878

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 2.5%
Specialized Consumer Services - 2.5%
Sotheby's Class A (Ltd. vtg.)	89,650	$ 3,005,965
DIVERSIFIED FINANCIAL SERVICES - 16.6%
Other Diversified Financial Services - 14.6%
Bank of America Corp.	720,300	5,135,739
Citigroup, Inc.	204,875	6,293,759
JPMorgan Chase & Co.	166,490	6,210,077
		17,639,575
Specialized Finance - 2.0%
BM&F Bovespa SA	51,000	320,793
CME Group, Inc.	86	20,598
IntercontinentalExchange, Inc. (a)	84	9,616
Moody's Corp.	300	11,169
NYSE Euronext	2,200	58,432
PHH Corp. (a)	173,218	2,007,597
		2,428,205
TOTAL DIVERSIFIED FINANCIAL SERVICES		20,067,780
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	1,200	20,349
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.0%
MGM Mirage, Inc. (a)	915	11,941
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,700	254,928
TOTAL HOTELS, RESTAURANTS & LEISURE		266,869
HOUSEHOLD DURABLES - 0.8%
Homebuilding - 0.8%
Meritage Homes Corp. (a)	5,000	121,000
PulteGroup, Inc. (a)	33,000	245,850
Standard Pacific Corp. (a)(d)	149,426	543,911
		910,761
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	8,626
INSURANCE - 14.6%
Insurance Brokers - 1.7%
Aon Corp.	39,000	1,888,770
Brasil Insurance Participacoes e Administracao SA	16,500	186,985
		2,075,755
Life & Health Insurance - 3.0%
AFLAC, Inc.	51,904	2,503,330
Citizens, Inc. Class A (a)	2,100	21,651
CNO Financial Group, Inc. (a)	1,900	12,768
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
FBL Financial Group, Inc. Class A	400	$ 13,896
Lincoln National Corp.	500	10,770
MetLife, Inc.	16,835	594,781
Phoenix Companies, Inc. (a)	5,700	11,742
Ping An Insurance Group Co. China Ltd. (H Shares)	15,500	122,717
Prudential Financial, Inc.	4,200	240,408
Resolution Ltd.	2,800	12,051
StanCorp Financial Group, Inc.	300	11,598
Symetra Financial Corp.	1,100	10,142
Torchmark Corp.	300	13,701
Unum Group	600	13,698
		3,593,253
Multi-Line Insurance - 3.9%
American International Group, Inc. (a)	400	10,044
Genworth Financial, Inc. Class A (a)	580,950	4,479,125
Hartford Financial Services Group, Inc.	6,100	106,872
Loews Corp.	3,200	119,392
Porto Seguro SA	2,200	26,153
		4,741,586
Property & Casualty Insurance - 4.5%
ACE Ltd.	38,500	2,679,600
Allied World Assurance Co. Holdings Ltd.	1,800	110,754
Allstate Corp.	6,100	175,985
Assured Guaranty Ltd.	500	7,755
Axis Capital Holdings Ltd.	19,200	590,976
Berkshire Hathaway, Inc. Class B (a)	3,525	276,254
Erie Indemnity Co. Class A	163	12,497
Fidelity National Financial, Inc. Class A	19,915	362,254
First American Financial Corp.	19,200	284,544
The Travelers Companies, Inc.	100	5,830
W.R. Berkley Corp.	4,200	143,934
XL Group PLC Class A	37,805	766,307
		5,416,690
Reinsurance - 1.5%
Arch Capital Group Ltd. (a)	10,400	374,920
Montpelier Re Holdings Ltd.	700	12,159
Platinum Underwriters Holdings Ltd.	9,300	318,525
Validus Holdings Ltd.	35,100	1,125,657
		1,831,261
TOTAL INSURANCE		17,658,545
INTERNET SOFTWARE & SERVICES - 3.2%
Internet Software & Services - 3.2%
eBay, Inc. (a)	123,647	3,907,245
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
Alliance Data Systems Corp. (a)	100	11,080

	Shares	Value
Cielo SA	400	$ 11,916
Fidelity National Information Services, Inc.	600	17,136
Fiserv, Inc. (a)	233	14,653
MasterCard, Inc. Class A	832	295,834
MoneyGram International, Inc. (a)	700	12,992
Redecard SA	700	12,620
The Western Union Co.	12,370	236,267
Total System Services, Inc.	500	10,720
VeriFone Systems, Inc. (a)	305	13,024
Visa, Inc. Class A	1,100	110,704
		746,946
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	11,468
Cognizant Technology Solutions Corp. Class A (a)	99	7,103
		18,571
TOTAL IT SERVICES		765,517
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	14,419
REAL ESTATE INVESTMENT TRUSTS - 16.0%
Diversified REITs - 0.1%
American Assets Trust, Inc.	6,100	135,054
Vornado Realty Trust	200	16,176
		151,230
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	45,500	251,160
Prologis, Inc.	400	12,684
Stag Industrial, Inc.	1,100	13,178
		277,022
Mortgage REITs - 0.3%
American Capital Agency Corp.	418	12,256
American Capital Mortgage Investment Corp.	1,700	33,286
Pennymac Mortgage Investment Trust	700	12,397
Two Harbors Investment Corp.	32,200	319,746
		377,685
Office REITs - 2.8%
Boston Properties, Inc.	5,900	613,895
Corporate Office Properties Trust (SBI)	400	9,692
Douglas Emmett, Inc.	40,861	854,404
Highwoods Properties, Inc. (SBI)	6,780	224,350
Lexington Corporate Properties Trust (d)	192,700	1,657,220
MPG Office Trust, Inc. (a)	5,300	13,515
SL Green Realty Corp.	200	14,706
		3,387,782
Residential REITs - 3.1%
American Campus Communities, Inc.	3,200	136,960
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - continued
Apartment Investment & Management Co. Class A	541	$ 13,287
AvalonBay Communities, Inc.	2,267	308,335
BRE Properties, Inc.	500	25,910
Camden Property Trust (SBI)	14,000	903,000
Campus Crest Communities, Inc.	1,100	11,759
Colonial Properties Trust (SBI)	37,400	799,612
Equity Lifestyle Properties, Inc.	5,000	350,700
Equity Residential (SBI)	1,100	65,505
Essex Property Trust, Inc.	200	28,800
Home Properties, Inc.	2,200	131,076
Post Properties, Inc.	14,285	638,397
UDR, Inc.	13,948	362,927
		3,776,268
Retail REITs - 3.6%
Federal Realty Investment Trust (SBI)	100	9,446
Glimcher Realty Trust	400	3,852
Kimco Realty Corp.	700	12,775
Simon Property Group, Inc.	31,038	4,216,823
Urstadt Biddle Properties, Inc. Class A	1,300	25,428
		4,268,324
Specialized REITs - 5.9%
American Tower Corp.	300	19,053
Big Yellow Group PLC	341,379	1,505,361
CubeSmart	1,000	11,380
DiamondRock Hospitality Co.	21,100	222,394
HCP, Inc.	23,900	1,004,517
Health Care REIT, Inc.	5,100	291,771
Host Hotels & Resorts, Inc.	19,000	311,980
Plum Creek Timber Co., Inc.	3,100	120,218
Potlatch Corp.	2,100	64,092
Public Storage	77	10,692
Rayonier, Inc.	600	27,438
Strategic Hotel & Resorts, Inc. (a)	375,284	2,330,514
Sunstone Hotel Investors, Inc. (a)	22,100	205,309
Ventas, Inc.	9,935	579,310
Weyerhaeuser Co.	21,600	432,432
		7,136,461
TOTAL REAL ESTATE INVESTMENT TRUSTS		19,374,772
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 1.6%
Tejon Ranch Co. (a)	8,564	244,074
The St. Joe Co. (a)(d)	101,150	1,615,366
		1,859,440
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	7,000	23,874

	Shares	Value
Real Estate Operating Companies - 0.0%
BR Malls Participacoes SA	700	$ 7,640
Castellum AB	927	11,789
Thomas Properties Group, Inc.	2,262	7,261
		26,690
Real Estate Services - 1.1%
CBRE Group, Inc. (a)	687	13,259
Jones Lang LaSalle, Inc.	16,510	1,300,328
Kennedy-Wilson Holdings, Inc.	2,000	26,860
		1,340,447
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,250,451
SOFTWARE - 0.0%
Application Software - 0.0%
Fair Isaac Corp.	100	3,624
SPECIALTY RETAIL - 1.9%
Computer & Electronics Retail - 1.7%
Rent-A-Center, Inc.	59,016	1,995,921
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	292,974
TOTAL SPECIALTY RETAIL		2,288,895
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	500	11,455
Brookline Bancorp, Inc., Delaware	800	7,416
Cape Bancorp, Inc. (a)	1,400	11,858
Cheviot Financial Corp.	7,610	62,098
Hudson City Bancorp, Inc.	800	5,384
People's United Financial, Inc.	1,100	13,563
		111,774
TOTAL COMMON STOCKS (Cost $118,193,784)		117,231,113
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.12% (b)	5,260,005	5,260,005
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,722,048	2,722,048
TOTAL MONEY MARKET FUNDS (Cost $7,982,053)		7,982,053
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $126,175,837)		125,213,166
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(4,335,972)
NET ASSETS - 100%		$ 120,877,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,875
Fidelity Securities Lending Cash Central Fund	11,987
Total	$ 13,862
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,231,113	$ 117,043,636	$ 187,477	$ -
Money Market Funds	7,982,053	7,982,053	-	-
Total Investments in Securities:	$ 125,213,166	$ 125,025,689	$ 187,477	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.3%
Bermuda	4.5%
India	4.1%
Switzerland	2.5%
United Kingdom	2.0%
China	1.4%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,584,648) - See accompanying schedule: Unaffiliated issuers (cost $118,193,784)	$ 117,231,113
Fidelity Central Funds (cost $7,982,053)	7,982,053
Total Investments (cost $126,175,837)		$ 125,213,166
Receivable for investments sold		3,102,418
Receivable for fund shares sold		161,700
Dividends receivable		33,995
Distributions receivable from Fidelity Central Funds		1,844
Prepaid expenses		251
Other receivables		30,736
Total assets		128,544,110

Liabilities
Payable for investments purchased	$ 4,664,169
Payable for fund shares redeemed	120,575
Accrued management fee	55,164
Distribution and service plan fees payable	44,149
Other affiliated payables	30,926
Other payables and accrued expenses	29,885
Collateral on securities loaned, at value	2,722,048
Total liabilities		7,666,916

Net Assets		$ 120,877,194
Net Assets consist of:
Paid in capital		$ 215,614,635
Accumulated net investment loss		(108,763)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,665,935)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(962,743)
Net Assets		$ 120,877,194

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,755,575 ÷ 6,387,962 shares)	$ 9.82

Maximum offering price per share (100/94.25 of $9.82)	$ 10.42
Class T: Net Asset Value and redemption price per share ($23,963,801 ÷ 2,452,695 shares)	$ 9.77

Maximum offering price per share (100/96.50 of $9.77)	$ 10.12
Class B: Net Asset Value and offering price per share ($6,214,784 ÷ 655,611 shares)A	$ 9.48

Class C: Net Asset Value and offering price per share ($20,363,292 ÷ 2,167,420 shares)A	$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,579,742 ÷ 754,870 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 906,043
Income from Fidelity Central Funds		13,862
Total income		919,905

Expenses
Management fee	$ 314,138
Transfer agent fees	167,101
Distribution and service plan fees	253,421
Accounting and security lending fees	22,196
Custodian fees and expenses	14,123
Independent trustees' compensation	398
Registration fees	41,026
Audit	27,600
Legal	514
Miscellaneous	576
Total expenses before reductions	841,093
Expense reductions	(36,022)	805,071
Net investment income (loss)		114,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,856,545)
Foreign currency transactions	(56,325)
Total net realized gain (loss)		(9,912,870)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,216,119
Assets and liabilities in foreign currencies	457
Total change in net unrealized appreciation (depreciation)		6,216,576
Net gain (loss)		(3,696,294)
Net increase (decrease) in net assets resulting from operations		$ (3,581,460)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,834	$ (682,395)
Net realized gain (loss)	(9,912,870)	(942,210)
Change in net unrealized appreciation (depreciation)	6,216,576	(2,518,839)
Net increase (decrease) in net assets resulting from operations	(3,581,460)	(4,143,444)
Distributions to shareholders from net investment income	(107,549)	-
Share transactions - net increase (decrease)	(5,248,151)	(16,036,954)
Redemption fees	2,675	4,715
Total increase (decrease) in net assets	(8,934,485)	(20,175,683)

Net Assets
Beginning of period	129,811,679	149,987,362
End of period (including accumulated net investment loss of $108,763 and accumulated net investment loss of $116,048, respectively)	$ 120,877,194	$ 129,811,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.01)	.19	.30	.23
Net realized and unrealized gain (loss)	(.25)	(.27)	.93	(3.58)	(6.41)	.92
Total from investment operations	(.23)	(.29)	.92	(3.39)	(6.11)	1.15
Distributions from net investment income	(.01)	-	(.10)	(.24)	(.27)	(.22)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	(.01)	-	(.10)	(.26)	(1.73)	(3.47) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02
Total Return B,C,D	(2.24)%	(2.80)%	9.61%	(25.87)%	(31.67)%	4.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.30% A	1.26%	1.27%	1.29%	1.21%	1.23%
Expenses net of fee waivers, if any	1.30% A	1.26%	1.27%	1.29%	1.21%	1.23%
Expenses net of all reductions	1.23% A	1.21%	1.22%	1.28%	1.21%	1.22%
Net investment income (loss)	.41% A	(.24)%	(.09)%	2.12%	1.75%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,756	$ 63,937	$ 69,723	$ 68,245	$ 90,037	$ 106,722
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.04)	.16	.26	.18
Net realized and unrealized gain (loss)	(.25)	(.26)	.92	(3.56)	(6.41)	.91
Total from investment operations	(.24)	(.31)	.88	(3.40)	(6.15)	1.09
Distributions from net investment income	-	-	(.08)	(.20)	(.19)	(.16)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	-	-	(.08)	(.22)	(1.65)	(3.41) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94
Total Return B,C,D	(2.36)%	(3.00)%	9.26%	(26.00)%	(31.85)%	4.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.52%	1.53%	1.55%	1.47%	1.46%
Expenses net of fee waivers, if any	1.56% A	1.52%	1.53%	1.55%	1.47%	1.46%
Expenses net of all reductions	1.49% A	1.47%	1.47%	1.54%	1.47%	1.46%
Net investment income (loss)	.15% A	(.49)%	(.35)%	1.86%	1.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,964	$ 27,037	$ 33,310	$ 34,927	$ 53,526	$ 95,426
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.09)	.12	.18	.06
Net realized and unrealized gain (loss)	(.24)	(.26)	.91	(3.50)	(6.29)	.89
Total from investment operations	(.25)	(.36)	.82	(3.38)	(6.11)	.95
Distributions from net investment income	-	-	(.06)	(.12)	(.04)	(.02)
Distributions from net realized gain	-	-	-	(.02)	(1.44)	(3.25)
Total distributions	-	-	(.06)	(.14)	(1.48)	(3.26) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44
Total Return B,C,D	(2.57)%	(3.57)%	8.78%	(26.35)%	(32.21)%	3.71%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.01%	2.02%	2.04%	1.96%	1.98%
Expenses net of fee waivers, if any	2.04% A	2.01%	2.02%	2.04%	1.96%	1.98%
Expenses net of all reductions	1.98% A	1.96%	1.97%	2.03%	1.96%	1.98%
Net investment income (loss)	(.34)% A	(.98)%	(.85)%	1.38%	1.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,215	$ 7,480	$ 10,992	$ 12,477	$ 20,420	$ 64,837
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.09)	.12	.17	.06
Net realized and unrealized gain (loss)	(.24)	(.25)	.90	(3.48)	(6.24)	.90
Total from investment operations	(.25)	(.35)	.81	(3.36)	(6.07)	.96
Distributions from net investment income	-	-	(.06)	(.15)	(.09)	(.05)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	-	-	(.06)	(.17)	(1.55)	(3.30) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.40	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40
Total Return B,C,D	(2.59)%	(3.50)%	8.79%	(26.38)%	(32.18)%	3.75%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.01%	2.02%	2.04%	1.96%	1.94%
Expenses net of fee waivers, if any	2.04% A	2.01%	2.02%	2.04%	1.96%	1.94%
Expenses net of all reductions	1.98% A	1.96%	1.96%	2.03%	1.96%	1.94%
Net investment income (loss)	(.34)% A	(.99)%	(.84)%	1.37%	1.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,363	$ 23,196	$ 30,804	$ 29,849	$ 37,777	$ 55,219
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63
Income from Investment Operations
Net investment income (loss) D	.03	.01	.02	.21	.36	.31
Net realized and unrealized gain (loss)	(.25)	(.28)	.95	(3.63)	(6.51)	.93
Total from investment operations	(.22)	(.27)	.97	(3.42)	(6.15)	1.24
Distributions from net investment income	(.02)	-	(.11)	(.25)	(.33)	(.30)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	(.02)	-	(.11)	(.27)	(1.79)	(3.55) I
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.04	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32
Total Return B,C	(2.10)%	(2.56)%	9.99%	(25.68)%	(31.47)%	4.88%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	.96%	.99%	1.04%	.93%	.89%
Expenses net of fee waivers, if any	1.02% A	.96%	.99%	1.04%	.93%	.89%
Expenses net of all reductions	.96% A	.91%	.94%	1.03%	.92%	.88%
Net investment income (loss)	.68% A	.07%	.19%	2.37%	2.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,580	$ 8,162	$ 5,158	$ 3,797	$ 5,819	$ 8,474
Portfolio turnover rate F	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transaction, certain foreign taxes, partnerships, deferred trustees compensation, passive foreign investment companies (PFIC), equity-debt classification, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,287,978
Gross unrealized depreciation	(9,872,363)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,584,385)

Tax cost	$ 128,797,551

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (55,672,202)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	(79,374,743)

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $2,671,096 of losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $247,151,080 and $253,623,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,492	$ 14,212
Class T	.25%	.25%	56,190	-
Class B	.75%	.25%	30,351	22,763
Class C	.75%	.25%	94,388	10,615
			$ 253,421	$ 47,590

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 29,987
Class T	1,336
Class B*	6,465
Class C*	1,242
$ 39,030

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 85,994.30
Class T	34,640.31
Class B	9,043.30
Class C	28,060.30
Institutional Class	9,364.27
	$ 167,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,758 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,987. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36,022 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 83,840	$ -
Class T	7,542	-
Institutional Class	16,167	-
Total	$ 107,549	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,124,637	2,161,457	$ 9,810,658	$ 22,928,387
Reinvestment of distributions	8,251	-	73,682	-
Shares redeemed	(1,097,833)	(2,543,428)	(9,760,920)	(27,053,427)
Net increase (decrease)	35,055	(381,971)	$ 123,420	$ (4,125,040)
Class T
Shares sold	162,160	432,428	$ 1,439,761	$ 4,608,539
Reinvestment of distributions	806	-	7,158	-
Shares redeemed	(410,971)	(958,085)	(3,587,339)	(10,097,220)
Net increase (decrease)	(248,005)	(525,657)	$ (2,140,420)	$ (5,488,681)
Class B
Shares sold	3,494	48,520	$ 30,052	$ 510,105
Reinvestment of distributions	-	-	-	-
Shares redeemed	(116,321)	(369,736)	(987,614)	(3,763,785)
Net increase (decrease)	(112,827)	(321,216)	$ (957,562)	$ (3,253,680)
Class C
Shares sold	151,282	446,364	$ 1,317,802	$ 4,631,347
Reinvestment of distributions	-	-	-	-
Shares redeemed	(388,342)	(1,122,959)	(3,266,392)	(11,383,791)
Net increase (decrease)	(237,060)	(676,595)	$ (1,948,590)	$ (6,752,444)
Institutional Class
Shares sold	162,693	691,657	$ 1,481,803	$ 7,779,752
Reinvestment of distributions	1,570	-	14,317	-
Shares redeemed	(203,196)	(387,007)	(1,821,119)	(4,196,861)
Net increase (decrease)	(38,933)	304,650	$ (324,999)	$ 3,582,891

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,017.90	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.46%
Actual		$ 1,000.00	$ 1,016.40	$ 7.40
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.95%
Actual		$ 1,000.00	$ 1,014.30	$ 9.87
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.92%
Actual		$ 1,000.00	$ 1,014.40	$ 9.72
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,019.20	$ 4.62
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	6.7	5.0
Covidien PLC	4.4	6.3
UnitedHealth Group, Inc.	4.1	1.4
Gilead Sciences, Inc.	4.1	1.3
Merck & Co., Inc.	3.9	2.2
WellPoint, Inc.	3.6	2.0
Express Scripts, Inc.	3.4	2.5
Medco Health Solutions, Inc.	3.3	2.9
GlaxoSmithKline PLC sponsored ADR	2.8	0.0
Biogen Idec, Inc.	2.7	1.5
	39.0
Top Industries (% of fund's net assets)
As of January 31, 2012
Health Care Providers & Services	31.5%
Biotechnology	26.8%
Pharmaceuticals	19.0%
Health Care Equipment & Supplies	12.8%
Food & Staples Retailing	2.1%
All Others*	7.8%

As of July 31, 2011
Health Care Equipment & Supplies	23.1%
Biotechnology	21.9%
Health Care Providers & Services	21.4%
Pharmaceuticals	15.3%
Life Sciences Tools & Services	9.7%
All Others*	8.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BIOTECHNOLOGY - 26.8%
Biotechnology - 26.8%
Achillion Pharmaceuticals, Inc. (a)(d)	210,600	$ 2,335,554
Acorda Therapeutics, Inc. (a)	132,427	3,380,861
Alexion Pharmaceuticals, Inc. (a)	139,786	10,729,973
AMAG Pharmaceuticals, Inc. (a)	32,589	535,111
Amgen, Inc.	463,365	31,467,119
Anthera Pharmaceuticals, Inc. (a)	147,688	1,163,781
Ardea Biosciences, Inc. (a)	148,785	2,706,399
ARIAD Pharmaceuticals, Inc. (a)	330,000	4,867,500
AVEO Pharmaceuticals, Inc. (a)(d)	106,182	1,399,479
Biogen Idec, Inc. (a)	107,479	12,673,924
BioMarin Pharmaceutical, Inc. (a)	298,040	10,631,087
Chelsea Therapeutics International Ltd. (a)	31,700	142,650
Dynavax Technologies Corp. (a)(d)	769,400	2,677,512
Gilead Sciences, Inc. (a)	394,167	19,251,116
Human Genome Sciences, Inc. (a)	128,000	1,259,520
Medivation, Inc. (a)	43,564	2,413,881
Neurocrine Biosciences, Inc. (a)	197,518	1,836,917
NPS Pharmaceuticals, Inc. (a)	217,900	1,673,472
ONYX Pharmaceuticals, Inc. (a)	54,200	2,218,948
Rigel Pharmaceuticals, Inc. (a)	23,100	225,687
Seattle Genetics, Inc. (a)(d)	111,357	2,107,988
Synageva BioPharma Corp. (a)	16,200	575,586
Targacept, Inc. (a)	130,715	794,747
Theravance, Inc. (a)(d)	153,600	2,724,864
United Therapeutics Corp. (a)	88,104	4,332,955
Vical, Inc. (a)	279,000	979,290
ZIOPHARM Oncology, Inc. (a)	102,100	542,151
		125,648,072
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	221,955	1,271,802
Stewart Enterprises, Inc. Class A	154,043	947,364
		2,219,166
FOOD & STAPLES RETAILING - 2.1%
Drug Retail - 2.1%
CVS Caremark Corp.	132,100	5,515,175
Drogasil SA	506,400	4,202,610
		9,717,785
HEALTH CARE EQUIPMENT & SUPPLIES - 12.8%
Health Care Equipment - 11.4%
Baxter International, Inc.	22,000	1,220,560
Boston Scientific Corp. (a)	1,291,611	7,698,002
C. R. Bard, Inc.	21,900	2,026,188
Conceptus, Inc. (a)	160,600	1,988,228
CONMED Corp. (a)	56,000	1,646,400
Covidien PLC	403,454	20,777,881

	Shares	Value
Cyberonics, Inc. (a)	65,720	$ 2,135,900
HeartWare International, Inc. (a)	30,700	2,125,361
Opto Circuits India Ltd.	214,591	1,028,858
Orthofix International NV (a)	43,205	1,734,681
William Demant Holding A/S (a)	25,263	2,092,304
Wright Medical Group, Inc. (a)	220,900	3,744,255
Zeltiq Aesthetics, Inc. (d)	82,300	987,600
Zimmer Holdings, Inc.	73,300	4,452,975
		53,659,193
Health Care Supplies - 1.4%
The Cooper Companies, Inc.	88,250	6,366,355
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		60,025,548
HEALTH CARE PROVIDERS & SERVICES - 31.5%
Health Care Distributors & Services - 1.6%
Amplifon SpA	304,971	1,372,171
McKesson Corp.	54,720	4,471,718
PharMerica Corp. (a)	131,800	1,654,090
		7,497,979
Health Care Facilities - 1.3%
Emeritus Corp. (a)	97,675	1,705,406
Hanger Orthopedic Group, Inc. (a)	65,665	1,286,377
LCA-Vision, Inc. (a)	191,300	971,804
Sunrise Senior Living, Inc. (a)(d)	291,509	2,072,629
		6,036,216
Health Care Services - 16.4%
Accretive Health, Inc. (a)	142,845	3,832,531
Catalyst Health Solutions, Inc. (a)	96,500	5,284,340
Express Scripts, Inc. (a)	313,786	16,053,292
Fresenius Medical Care AG & Co. KGaA	62,713	4,483,235
HMS Holdings Corp. (a)	90,300	2,980,803
Laboratory Corp. of America Holdings (a)	87,570	8,003,022
Medco Health Solutions, Inc. (a)	253,075	15,695,712
MEDNAX, Inc. (a)	89,700	6,388,434
Omnicare, Inc.	244,326	8,021,223
Quest Diagnostics, Inc.	109,548	6,362,548
Team Health Holdings, Inc. (a)	12,500	257,500
		77,362,640
Managed Health Care - 12.2%
Aetna, Inc.	155,300	6,786,610
Health Net, Inc. (a)	132,700	5,008,098
Humana, Inc.	95,800	8,528,116
UnitedHealth Group, Inc.	374,167	19,378,109
Universal American Spin Corp. (a)	53,300	585,767
WellPoint, Inc.	263,896	16,973,791
		57,260,491
TOTAL HEALTH CARE PROVIDERS & SERVICES		148,157,326
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	109,643	$ 2,096,374
athenahealth, Inc. (a)	66,800	3,886,424
Epocrates, Inc. (a)	107,000	1,036,830
		7,019,628
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	91,700	4,746,392
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	161,172	2,069,448
PHARMACEUTICALS - 18.9%
Pharmaceuticals - 18.9%
Cardiome Pharma Corp. (a)	358,700	850,120
Elan Corp. PLC sponsored ADR (a)	336,200	4,575,682
Eli Lilly & Co.	150,300	5,972,922
Endo Pharmaceuticals Holdings, Inc. (a)	65,900	2,449,503
Forest Laboratories, Inc. (a)	55,200	1,754,256
GlaxoSmithKline PLC sponsored ADR	297,700	13,259,558
Meda AB (A Shares)	178,100	1,879,974
Medicis Pharmaceutical Corp. Class A	36,403	1,204,575
Merck & Co., Inc.	481,995	18,441,129
Optimer Pharmaceuticals, Inc. (a)(d)	171,954	2,230,243
Pacira Pharmaceuticals, Inc.	62,200	672,382
Pfizer, Inc.	110,388	2,362,303
Sanofi-aventis sponsored ADR	265,400	9,854,302
Shire PLC sponsored ADR	88,900	8,847,328
Valeant Pharmaceuticals International, Inc. (Canada) (a)	197,704	9,574,177
Watson Pharmaceuticals, Inc. (a)	77,900	4,567,277
XenoPort, Inc. (a)	118,900	498,191
		88,993,922
PROFESSIONAL SERVICES - 1.2%
Research & Consulting Services - 1.2%
Advisory Board Co. (a)	33,300	2,540,124
Qualicorp SA	334,000	3,305,208
		5,845,332
SOFTWARE - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	77,318	2,205,109
TOTAL COMMON STOCKS (Cost $382,509,970)		456,647,728
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $562,611)	80,373	$ 578,686
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.12% (b)	11,763,827	11,763,827
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,458,300	8,458,300
TOTAL MONEY MARKET FUNDS (Cost $20,222,127)		20,222,127
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $403,294,708)		477,448,541
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(7,665,926)
NET ASSETS - 100%		$ 469,782,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $578,686 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 562,611
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,246
Fidelity Securities Lending Cash Central Fund	39,783
Total	$ 52,029
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 456,647,728	$ 452,164,493	$ 4,483,235	$ -
Convertible Preferred Stocks	578,686	-	-	578,686
Money Market Funds	20,222,127	20,222,127	-	-
Total Investments in Securities:	$ 477,448,541	$ 472,386,620	$ 4,483,235	$ 578,686
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 562,611
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	16,075
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 578,686
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 16,075

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Ireland	5.4%
United Kingdom	2.8%
Canada	2.2%
France	2.1%
Bailiwick of Jersey	1.9%
Brazil	1.6%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,033,211) - See accompanying schedule: Unaffiliated issuers (cost $383,072,581)	$ 457,226,414
Fidelity Central Funds (cost $20,222,127)	20,222,127
Total Investments (cost $403,294,708)		$ 477,448,541
Receivable for investments sold		5,852,924
Receivable for fund shares sold		393,705
Dividends receivable		165,386
Distributions receivable from Fidelity Central Funds		8,778
Prepaid expenses		1,163
Other receivables		10,249
Total assets		483,880,746

Liabilities
Payable for investments purchased	$ 4,451,180
Payable for fund shares redeemed	656,815
Accrued management fee	214,524
Distribution and service plan fees payable	168,446
Other affiliated payables	119,099
Other payables and accrued expenses	29,767
Collateral on securities loaned, at value	8,458,300
Total liabilities		14,098,131

Net Assets		$ 469,782,615
Net Assets consist of:
Paid in capital		$ 388,249,432
Accumulated net investment loss		(1,141,603)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,518,953
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,155,833
Net Assets		$ 469,782,615

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($221,706,339 ÷ 9,622,804 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($116,479,102 ÷ 5,249,903 shares)	$ 22.19

Maximum offering price per share (100/96.50 of $22.19)	$ 22.99
Class B: Net Asset Value and offering price per share ($17,420,177 ÷ 851,160 shares)A	$ 20.47

Class C: Net Asset Value and offering price per share ($74,410,936 ÷ 3,642,714 shares)A	$ 20.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,766,061 ÷ 1,644,276 shares)	$ 24.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,801,224
Income from Fidelity Central Funds		52,029
Total income		1,853,253

Expenses
Management fee	$ 1,198,848
Transfer agent fees	626,581
Distribution and service plan fees	954,919
Accounting and security lending fees	85,414
Custodian fees and expenses	16,990
Independent trustees' compensation	1,474
Registration fees	56,367
Audit	29,479
Legal	1,481
Miscellaneous	1,999
Total expenses before reductions	2,973,552
Expense reductions	(22,424)	2,951,128
Net investment income (loss)		(1,097,875)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,268,341
Foreign currency transactions	(83,944)
Total net realized gain (loss)		11,184,397
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,674,821)
Assets and liabilities in foreign currencies	(2,520)
Total change in net unrealized appreciation (depreciation)		(6,677,341)
Net gain (loss)		4,507,056
Net increase (decrease) in net assets resulting from operations		$ 3,409,181

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,097,875)	$ (2,816,326)
Net realized gain (loss)	11,184,397	84,545,757
Change in net unrealized appreciation (depreciation)	(6,677,341)	41,597,148
Net increase (decrease) in net assets resulting from operations	3,409,181	123,326,579
Distributions to shareholders from net realized gain	(49,973,324)	-
Share transactions - net increase (decrease)	24,613,700	(10,714,611)
Redemption fees	66,623	9,972
Total increase (decrease) in net assets	(21,883,820)	112,621,940

Net Assets
Beginning of period	491,666,435	379,044,495
End of period (including accumulated net investment loss of $1,141,603 and accumulated net investment loss of $43,728, respectively)	$ 469,782,615	$ 491,666,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	.11	6.69	1.93	(2.22)	(1.08)	1.91
Total from investment operations	.08	6.59	1.86	(2.20)	(1.11)	1.88
Distributions from net realized gain	(2.64)	-	-	(.37)	(2.07)	(2.75)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.04	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90
Total Return B,C,D	1.79%	34.67%	10.85%	(11.37)%	(5.64)%	8.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.19%	1.22%	1.23%	1.20%	1.22%
Expenses net of fee waivers, if any	1.20% A	1.19%	1.22%	1.23%	1.20%	1.22%
Expenses net of all reductions	1.19% A	1.18%	1.21%	1.23%	1.19%	1.21%
Net investment income (loss)	(.32)% A	(.43)%	(.36)%	.11%	(.13)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,706	$ 224,704	$ 179,586	$ 177,890	$ 220,888	$ 234,656
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.12)	(.02)	(.08)	(.09)
Net realized and unrealized gain (loss)	.09	6.50	1.89	(2.18)	(1.06)	1.87
Total from investment operations	.03	6.34	1.77	(2.20)	(1.14)	1.78
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.99)	(2.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.19	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39
Total Return B,C,D	1.64%	34.34%	10.61%	(11.65)%	(5.86)%	8.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.44%	1.47%	1.49%	1.46%	1.48%
Expenses net of fee waivers, if any	1.46% A	1.44%	1.47%	1.49%	1.46%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.46%	1.49%	1.45%	1.47%
Net investment income (loss)	(.58)% A	(.69)%	(.62)%	(.15)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,479	$ 123,606	$ 100,883	$ 103,772	$ 143,237	$ 186,628
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25)	(.20)	(.09)	(.18)	(.20)
Net realized and unrealized gain (loss)	.06	6.08	1.78	(2.07)	(.99)	1.79
Total from investment operations	(.04)	5.83	1.58	(2.16)	(1.17)	1.59
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.85)	(2.47)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.47	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29
Total Return B,C,D	1.43%	33.66%	10.04%	(12.07)%	(6.30)%	7.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.94%	1.97%	1.98%	1.95%	1.99%
Expenses net of fee waivers, if any	1.95% A	1.94%	1.97%	1.98%	1.95%	1.99%
Expenses net of all reductions	1.94% A	1.93%	1.96%	1.98%	1.94%	1.98%
Net investment income (loss)	(1.07)% A	(1.19)%	(1.11)%	(.64)%	(.89)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,420	$ 20,365	$ 23,543	$ 29,381	$ 55,589	$ 113,384
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24
Income from Investment Operations
Net investment income (loss) E	(.10)	(.24)	(.19)	(.09)	(.17)	(.19)
Net realized and unrealized gain (loss)	.06	6.06	1.78	(2.07)	(1.00)	1.79
Total from investment operations	(.04)	5.82	1.59	(2.16)	(1.17)	1.60
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.89)	(2.55)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.43	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29
Total Return B,C,D	1.44%	33.66%	10.13%	(12.09)%	(6.31)%	7.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.90%	1.94%	1.98%	1.94%	1.94%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.94%	1.98%	1.94%	1.94%
Expenses net of all reductions	1.91% A	1.89%	1.93%	1.98%	1.94%	1.93%
Net investment income (loss)	(1.04)% A	(1.15)%	(1.08)%	(.64)%	(.88)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,411	$ 77,749	$ 60,861	$ 64,002	$ 83,133	$ 105,519
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43
Income from Investment Operations
Net investment income (loss) D	- H	(.03)	(.02)	.06	.03	.05
Net realized and unrealized gain (loss)	.13	6.95	2.01	(2.30)	(1.12)	1.96
Total from investment operations	.13	6.92	1.99	(2.24)	(1.09)	2.01
Distributions from net realized gain	(2.64)	-	-	(.37)	(2.14)	(2.82)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.18	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62
Total Return B,C	1.92%	35.00%	11.19%	(11.19)%	(5.36)%	8.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.89%	.96%	.98%	.93%	.88%
Expenses net of fee waivers, if any	.91% A	.89%	.96%	.98%	.93%	.88%
Expenses net of all reductions	.90% A	.88%	.95%	.98%	.92%	.87%
Net investment income (loss)	(.04)% A	(.13)%	(.10)%	.36%	.14%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,766	$ 45,243	$ 14,172	$ 13,452	$ 18,825	$ 22,174
Portfolio turnover rate F	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,810,597
Gross unrealized depreciation	(12,923,235)
Net unrealized appreciation (depreciation) on securities and other investments	$ 71,887,362

Tax cost	$ 405,561,179

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $276,921,972 and $305,788,677, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250,813	$ 896
Class T	.25%	.25%	273,114	-
Class B	.75%	.25%	85,028	63,849
Class C	.75%	.25%	345,964	19,904
			$ 954,919	$ 84,649

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,539
Class T	6,577
Class B*	9,098
Class C*	1,261
$ 41,475

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 299,325.30
Class T	167,023.31
Class B	25,386.30
Class C	92,240.27
Institutional Class	42,607.26
	$ 626,581

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,970 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $607 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,783, including $387 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,421 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 22,637,769	$ -
Class T	12,838,932	-
Class B	2,229,080	-
Class C	8,852,071	-
Institutional Class	3,415,472	-
Total	$ 49,973,324	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,032,206	2,257,884	$ 22,279,810	$ 55,506,569
Reinvestment of distributions	974,554	-	19,678,527	-
Shares redeemed	(1,159,974)	(2,927,010)	(25,116,579)	(69,236,135)
Net increase (decrease)	846,786	(669,126)	$ 16,841,758	$ (13,729,566)
Class T
Shares sold	284,334	610,720	$ 5,929,169	$ 14,273,371
Reinvestment of distributions	626,615	-	12,200,301	-
Shares redeemed	(646,144)	(1,090,770)	(13,547,106)	(24,737,327)
Net increase (decrease)	264,805	(480,050)	$ 4,582,364	$ (10,463,956)
Class B
Shares sold	49,607	46,091	$ 959,426	$ 1,030,863
Reinvestment of distributions	107,208	-	1,929,279	-
Shares redeemed	(185,194)	(525,569)	(3,554,322)	(10,871,447)
Net increase (decrease)	(28,379)	(479,478)	$ (665,617)	$ (9,840,584)
Class C
Shares sold	315,121	524,474	$ 6,091,318	$ 11,843,311
Reinvestment of distributions	406,182	-	7,293,865	-
Shares redeemed	(442,646)	(681,222)	(8,433,876)	(14,258,065)
Net increase (decrease)	278,657	(156,748)	$ 4,951,307	$ (2,414,754)
Institutional Class
Shares sold	572,486	1,277,086	$ 13,101,073	$ 33,336,034
Reinvestment of distributions	134,306	-	2,842,866	-
Shares redeemed	(757,356)	(299,253)	(17,040,051)	(7,601,785)
Net increase (decrease)	(50,564)	977,833	$ (1,096,112)	$ 25,734,249

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.16%
Actual		$ 1,000.00	$ 1,033.80	$ 5.93
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.89
Class T	1.41%
Actual		$ 1,000.00	$ 1,032.30	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.15
Class B	1.95%
Actual		$ 1,000.00	$ 1,029.70	$ 9.95
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.91%
Actual		$ 1,000.00	$ 1,030.10	$ 9.75
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.68
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,035.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	11.7	13.5
United Technologies Corp.	6.1	6.0
Danaher Corp.	3.9	3.7
3M Co.	3.8	1.0
Union Pacific Corp.	3.8	5.0
Emerson Electric Co.	3.3	3.7
United Parcel Service, Inc. Class B	3.3	0.0
Honeywell International, Inc.	3.1	3.2
Cummins, Inc.	3.0	3.3
CSX Corp.	2.7	0.0
	44.7
Top Industries (% of fund's net assets)
As of January 31, 2012
Industrial Conglomerates	22.4%
Machinery	19.9%
Aerospace & Defense	12.9%
Electrical Equipment	11.4%
Road & Rail	7.0%
All Others*	26.4%

As of July 31, 2011
Aerospace & Defense	21.9%
Industrial Conglomerates	21.8%
Machinery	16.7%
Electrical Equipment	11.8%
Construction & Engineering	6.9%
All Others*	20.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AEROSPACE & DEFENSE - 12.9%
Aerospace & Defense - 12.9%
Esterline Technologies Corp. (a)	37,017	$ 2,263,590
Honeywell International, Inc.	221,929	12,880,759
Rockwell Collins, Inc.	72,997	4,225,796
Textron, Inc.	346,458	8,827,750
United Technologies Corp.	320,023	25,073,802
		53,271,697
AIR FREIGHT & LOGISTICS - 4.5%
Air Freight & Logistics - 4.5%
C.H. Robinson Worldwide, Inc.	40,246	2,770,535
United Parcel Service, Inc. Class B	179,050	13,545,133
UTI Worldwide, Inc.	167,823	2,498,884
		18,814,552
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Autoliv, Inc. (d)	65,700	4,145,013
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
Armstrong World Industries, Inc. (a)	78,878	3,683,603
Fortune Brands Home & Security, Inc. (a)	66,700	1,238,619
Owens Corning (a)	164,088	5,537,970
		10,460,192
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Environmental & Facility Services - 1.5%
Republic Services, Inc.	218,932	6,410,329
Office Services & Supplies - 0.6%
Mine Safety Appliances Co.	61,011	2,082,916
Pitney Bowes, Inc. (d)	10,600	201,082
		2,283,998
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,694,327
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	147,036	3,365,654
EMCOR Group, Inc.	121,498	3,502,787
Fluor Corp.	79,111	4,449,203
Foster Wheeler AG (a)	116,631	2,619,532
Jacobs Engineering Group, Inc. (a)	75,887	3,396,702
Quanta Services, Inc. (a)	99,078	2,140,085
		19,473,963
ELECTRICAL EQUIPMENT - 11.4%
Electrical Components & Equipment - 11.4%
AMETEK, Inc.	118,200	5,555,400
Cooper Industries PLC Class A	86,220	5,097,326
Emerson Electric Co.	268,872	13,814,643
GrafTech International Ltd. (a)	257,700	4,231,434
Hubbell, Inc. Class B	64,500	4,641,420

	Shares	Value
Polypore International, Inc. (a)	50,300	$ 1,915,424
Prysmian SpA	267,976	4,023,731
Regal-Beloit Corp.	101,165	5,743,137
Roper Industries, Inc.	23,300	2,175,987
		47,198,502
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
McDermott International, Inc. (a)	78,847	958,780
INDUSTRIAL CONGLOMERATES - 22.4%
Industrial Conglomerates - 22.4%
3M Co.	182,151	15,794,313
Carlisle Companies, Inc.	57,294	2,734,643
Danaher Corp.	306,682	16,103,872
General Electric Co.	2,601,050	48,665,646
Tyco International Ltd.	185,314	9,441,748
		92,740,222
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	34,241	1,454,215
MACHINERY - 19.9%
Construction & Farm Machinery & Heavy Trucks - 7.4%
Caterpillar, Inc.	60,600	6,612,672
Cummins, Inc.	118,724	12,347,296
Fiat Industrial SpA (a)	331,900	3,251,473
Jain Irrigation Systems Ltd.	489,270	942,177
Manitowoc Co., Inc.	277,640	3,731,482
WABCO Holdings, Inc. (a)	74,100	3,842,085
		30,727,185
Industrial Machinery - 12.5%
Actuant Corp. Class A	97,260	2,465,541
Dover Corp.	80,100	5,079,141
Flowserve Corp.	42,300	4,660,191
Graco, Inc.	109,926	5,054,397
Harsco Corp.	45,127	1,003,173
Illinois Tool Works, Inc.	147,816	7,838,682
Ingersoll-Rand PLC	201,747	7,049,040
Pall Corp.	95,961	5,726,952
Parker Hannifin Corp.	88,742	7,159,705
SPX Corp.	27,700	1,928,751
TriMas Corp. (a)	172,130	3,730,057
		51,695,630
TOTAL MACHINERY		82,422,815
PROFESSIONAL SERVICES - 4.1%
Human Resource & Employment Services - 2.0%
Kforce, Inc. (a)	127,329	1,583,973
Manpower, Inc.	53,900	2,161,929
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Human Resource & Employment Services - continued
Robert Half International, Inc.	103,200	$ 2,857,608
Towers Watson & Co.	30,500	1,823,900
		8,427,410
Research & Consulting Services - 2.1%
Bureau Veritas SA	16,400	1,202,723
Dun & Bradstreet Corp.	29,576	2,449,189
IHS, Inc. Class A (a)	55,174	4,936,970
		8,588,882
TOTAL PROFESSIONAL SERVICES		17,016,292
ROAD & RAIL - 7.0%
Railroads - 6.5%
CSX Corp.	495,244	11,167,752
Union Pacific Corp.	136,995	15,659,898
		26,827,650
Trucking - 0.5%
Con-way, Inc.	64,864	2,058,783
TOTAL ROAD & RAIL		28,886,433
SOFTWARE - 0.4%
Application Software - 0.4%
Solera Holdings, Inc.	30,133	1,439,453
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Trading Companies & Distributors - 3.2%
Mills Estruturas e Servicos de Engenharia SA	167,900	2,083,375
W.W. Grainger, Inc.	17,400	3,318,876
Watsco, Inc.	43,000	2,965,710
WESCO International, Inc. (a)	75,201	4,728,639
		13,096,600
TOTAL COMMON STOCKS (Cost $355,138,226)		400,073,056
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 1,041,431	1,041,431
8% 12/6/14 (f)	850,700	850,700
		1,892,131
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% 3/1/12 (e) (Cost $649,996)	$ 650,000	$ 649,977
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	11,163,912	11,163,912
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,002,887	3,002,887
TOTAL MONEY MARKET FUNDS (Cost $14,166,799)		14,166,799
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $371,847,152)		416,781,963
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,945,433)
NET ASSETS - 100%		$ 413,836,530
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P Select Sector Industrial Index Contracts	March 2012	$ 4,326,000	$ 287,982
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $649,977.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,892,131 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 850,700
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,405
Fidelity Securities Lending Cash Central Fund	9,303
Total	$ 15,708
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 400,073,056	$ 400,073,056	$ -	$ -
Convertible Bonds	1,892,131	-	-	1,892,131
U.S. Treasury Obligations	649,977	-	649,977	-
Money Market Funds	14,166,799	14,166,799	-	-
Total Investments in Securities:	$ 416,781,963	$ 414,239,855	$ 649,977	$ 1,892,131
Derivative Instruments:
Assets
Futures Contracts	$ 287,982	$ 287,982	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	850,700
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,041,431
Transfers out of Level 3	-
Ending Balance	$ 1,892,131
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 287,982	$ -
Total Value of Derivatives	$ 287,982	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,913,664) - See accompanying schedule: Unaffiliated issuers (cost $357,680,353)	$ 402,615,164
Fidelity Central Funds (cost $14,166,799)	14,166,799
Total Investments (cost $371,847,152)		$ 416,781,963
Foreign currency held at value (cost $191,718)		191,718
Receivable for investments sold		1,908,468
Receivable for fund shares sold		2,135,142
Dividends receivable		115,488
Interest receivable		62,511
Distributions receivable from Fidelity Central Funds		990
Prepaid expenses		1,237
Other receivables		5,031
Total assets		421,202,548

Liabilities
Payable for investments purchased	$ 3,244,090
Payable for fund shares redeemed	652,252
Accrued management fee	186,953
Distribution and service plan fees payable	145,281
Payable for daily variation margin on futures contracts	14,400
Other affiliated payables	92,587
Other payables and accrued expenses	27,568
Collateral on securities loaned, at value	3,002,887
Total liabilities		7,366,018

Net Assets		$ 413,836,530
Net Assets consist of:
Paid in capital		$ 388,981,164
Distributions in excess of net investment income		(316,523)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,051,715)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,223,604
Net Assets		$ 413,836,530

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,441,851 ÷ 8,080,297 shares)	$ 26.17

Maximum offering price per share (100/94.25 of $26.17)	$ 27.77
Class T: Net Asset Value and redemption price per share ($65,755,622 ÷ 2,551,198 shares)	$ 25.77

Maximum offering price per share (100/96.50 of $25.77)	$ 26.70
Class B: Net Asset Value and offering price per share ($24,015,224 ÷ 985,111 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($69,385,969 ÷ 2,837,108 shares)A	$ 24.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,237,864 ÷ 1,593,920 shares)	$ 27.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,336,996
Interest		51,909
Income from Fidelity Central Funds		15,708
Total income		3,404,613

Expenses
Management fee	$ 1,066,131
Transfer agent fees	485,517
Distribution and service plan fees	824,019
Accounting and security lending fees	74,380
Custodian fees and expenses	12,177
Independent trustees' compensation	1,311
Registration fees	62,135
Audit	24,141
Legal	927
Interest	576
Miscellaneous	1,871
Total expenses before reductions	2,553,185
Expense reductions	(10,610)	2,542,575
Net investment income (loss)		862,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,753,754)
Foreign currency transactions	(21,128)
Futures contracts	930,439
Total net realized gain (loss)		(17,844,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,482,579
Assets and liabilities in foreign currencies	(1,151)
Futures contracts	287,982
Total change in net unrealized appreciation (depreciation)		21,769,410
Net gain (loss)		3,924,967
Net increase (decrease) in net assets resulting from operations		$ 4,787,005

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 862,038	$ 791,669
Net realized gain (loss)	(17,844,443)	55,819,724
Change in net unrealized appreciation (depreciation)	21,769,410	3,563,495
Net increase (decrease) in net assets resulting from operations	4,787,005	60,174,888
Distributions to shareholders from net investment income	(1,437,740)	(328,907)
Distributions to shareholders from net realized gain	(4,219,307)	-
Total distributions	(5,657,047)	(328,907)
Share transactions - net increase (decrease)	(54,549,003)	75,767,831
Redemption fees	12,710	11,341
Total increase (decrease) in net assets	(55,406,335)	135,625,153

Net Assets
Beginning of period	469,242,865	333,617,712
End of period (including distributions in excess of net investment income of $316,523 and undistributed net investment income of $259,179, respectively)	$ 413,836,530	$ 469,242,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16
Income from Investment Operations
Net investment income (loss) E	.07	.09	.06	.13	.11	.09
Net realized and unrealized gain (loss)	.73	4.13	4.68	(5.08)	(1.17)	5.11
Total from investment operations	.80	4.22	4.74	(4.95)	(1.06)	5.20
Distributions from net investment income	(.11)	(.03)	(.07)	(.13)	-	(.06)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.46)	(1.81)
Total distributions	(.36)	(.03)	(.07)	(.15)	(2.46)	(1.87)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 26.17	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49
Total Return B,C,D	3.38%	19.59%	28.13%	(22.49)%	(4.71)%	25.13%
Ratios to Average Net Assets F,H
Expenses before reductions	1.16% A	1.13%	1.18%	1.23%	1.17%	1.21%
Expenses net of fee waivers, if any	1.16% A	1.13%	1.18%	1.23%	1.17%	1.21%
Expenses net of all reductions	1.15% A	1.13%	1.17%	1.23%	1.16%	1.21%
Net investment income (loss)	.63% A	.36%	.31%	.89%	.46%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,442	$ 228,106	$ 165,029	$ 130,860	$ 188,859	$ 157,451
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86
Income from Investment Operations
Net investment income (loss) E	.04	.03	.01	.10	.05	.03
Net realized and unrealized gain (loss)	.72	4.07	4.61	(5.03)	(1.15)	5.05
Total from investment operations	.76	4.10	4.62	(4.93)	(1.10)	5.08
Distributions from net investment income	(.07)	(.01)	(.02)	(.08)	-	(.03)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.40)	(1.74)
Total distributions	(.32)	(.01)	(.02)	(.10)	(2.40)	(1.77)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.77	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17
Total Return B,C,D	3.23%	19.28%	27.80%	(22.68)%	(4.96)%	24.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.39%	1.44%	1.48%	1.41%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.39%	1.44%	1.48%	1.41%	1.46%
Expenses net of all reductions	1.41% A	1.38%	1.43%	1.48%	1.41%	1.46%
Net investment income (loss)	.38% A	.10%	.06%	.63%	.21%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,756	$ 71,542	$ 58,202	$ 48,054	$ 85,025	$ 75,530
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.09)	.02	(.07)	(.09)
Net realized and unrealized gain (loss)	.68	3.88	4.41	(4.82)	(1.10)	4.87
Total from investment operations	.66	3.77	4.32	(4.80)	(1.17)	4.78
Distributions from net investment income	(.02)	-	-	(.04)	-	-
Distributions from net realized gain	(.25)	-	-	-	(2.28)	(1.61)
Total distributions	(.27)	-	-	(.04)	(2.28)	(1.61)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.38	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19
Total Return B,C,D	2.97%	18.64%	27.17%	(23.10)%	(5.46)%	24.18%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.93%	1.97%	1.98%	1.95%	2.00%
Expenses net of fee waivers, if any	1.95% A	1.93%	1.97%	1.98%	1.95%	2.00%
Expenses net of all reductions	1.94% A	1.93%	1.97%	1.98%	1.95%	2.00%
Net investment income (loss)	(.16)% A	(.44)%	(.48)%	.13%	(.33)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,015	$ 28,600	$ 29,048	$ 25,212	$ 39,989	$ 44,330
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.08)	.02	(.06)	(.08)
Net realized and unrealized gain (loss)	.68	3.88	4.42	(4.83)	(1.11)	4.88
Total from investment operations	.67	3.79	4.34	(4.81)	(1.17)	4.80
Distributions from net investment income	(.03)	-	-	(.04)	-	-
Distributions from net realized gain	(.25)	-	-	-	(2.30)	(1.70)
Total distributions	(.28)	-	-	(.04)	(2.30)	(1.70)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.46	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26
Total Return B,C,D	3.01%	18.69%	27.23%	(23.09)%	(5.44)%	24.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.89%	1.93%	1.98%	1.91%	1.94%
Expenses net of fee waivers, if any	1.91% A	1.89%	1.93%	1.98%	1.91%	1.94%
Expenses net of all reductions	1.90% A	1.88%	1.92%	1.98%	1.90%	1.94%
Net investment income (loss)	(.12)% A	(.40)%	(.43)%	.14%	(.28)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,386	$ 72,673	$ 51,760	$ 37,862	$ 57,742	$ 57,862
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77
Income from Investment Operations
Net investment income (loss) D	.11	.17	.13	.19	.18	.16
Net realized and unrealized gain (loss)	.75	4.28	4.83	(5.27)	(1.19)	5.27
Total from investment operations	.86	4.45	4.96	(5.08)	(1.01)	5.43
Distributions from net investment income	(.17)	(.06)	(.11)	(.17)	-	(.13)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.53)	(1.81)
Total distributions	(.42)	(.06)	(.11)	(.19)	(2.53)	(1.94)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 27.13	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26
Total Return B,C	3.53%	19.95%	28.52%	(22.31)%	(4.40)%	25.53%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.85%	.89%	.96%	.88%	.92%
Expenses net of fee waivers, if any	.86% A	.85%	.89%	.96%	.88%	.92%
Expenses net of all reductions	.86% A	.84%	.88%	.95%	.87%	.91%
Net investment income (loss)	.93% A	.65%	.61%	1.16%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,238	$ 68,323	$ 29,578	$ 12,762	$ 33,642	$ 19,498
Portfolio turnover rate F	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,662,753
Gross unrealized depreciation	(7,419,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,243,233

Tax cost	$ 375,538,730

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

(depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $930,439 and a change in net unrealized appreciation (depreciation) of $287,982 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $191,022,522 and $259,724,230, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 240,223	$ 4,564
Class T	.25%	.25%	150,390	-
Class B	.75%	.25%	118,852	89,140
Class C	.75%	.25%	314,554	68,895
			$ 824,019	$ 162,599

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,057
Class T	3,049
Class B*	23,850
Class C*	7,149
$ 59,105

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 246,710.26
Class T	78,335.26
Class B	35,550.30
Class C	80,060.25
Institutional Class	44,862.21
	$ 485,517

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,610 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,097,500.37%		$ 576

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,303. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,610 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 896,458	$ 235,263
Class T	170,680	13,200
Class B	16,830	-
Class C	70,972	-
Institutional Class	282,800	80,444
Total	$ 1,437,740	$ 328,907
From net realized gain
Class A	$ 2,092,354	$ -
Class T	659,892	-
Class B	286,480	-
Class C	731,497	-
Institutional Class	449,084	-
Total	$ 4,219,307	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,053,783	3,645,278	$ 25,180,767	$ 95,442,701
Reinvestment of distributions	118,075	8,108	2,609,664	205,122
Shares redeemed	(1,956,128)	(2,451,683)	(45,475,396)	(63,502,279)
Net increase (decrease)	(784,270)	1,201,703	$ (17,684,965)	$ 32,145,544
Class T
Shares sold	215,326	757,485	$ 5,002,023	$ 19,402,949
Reinvestment of distributions	36,910	500	800,817	12,596
Shares redeemed	(524,898)	(674,809)	(11,827,249)	(16,619,027)
Net increase (decrease)	(272,662)	83,176	$ (6,024,409)	$ 2,796,518
Class B
Shares sold	48,558	89,875	$ 1,038,294	$ 2,150,821
Reinvestment of distributions	12,641	-	255,322	-
Shares redeemed	(268,071)	(334,639)	(5,844,495)	(7,838,637)
Net increase (decrease)	(206,872)	(244,764)	$ (4,550,879)	$ (5,687,816)
Class C
Shares sold	206,599	1,054,416	$ 4,594,169	$ 25,772,946
Reinvestment of distributions	31,555	-	641,832	-
Shares redeemed	(419,789)	(588,462)	(9,022,618)	(13,948,935)
Net increase (decrease)	(181,635)	465,954	$ (3,786,617)	$ 11,824,011
Institutional Class
Shares sold	376,575	2,320,182	$ 9,162,970	$ 63,208,570
Reinvestment of distributions	22,926	2,269	525,598	59,382
Shares redeemed	(1,365,468)	(1,089,149)	(32,190,701)	(28,578,378)
Net increase (decrease)	(965,967)	1,233,302	$ (22,502,133)	$ 34,689,574

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.19%
Actual		$ 1,000.00	$ 971.40	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Class T	1.44%
Actual		$ 1,000.00	$ 970.00	$ 7.13
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.30
Class B	1.94%
Actual		$ 1,000.00	$ 967.80	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Class C	1.94%
Actual		$ 1,000.00	$ 967.50	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Institutional Class	.88%
Actual		$ 1,000.00	$ 972.60	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	15.3	11.0
Microsoft Corp.	4.4	3.3
Oracle Corp.	3.2	5.9
Google, Inc. Class A	3.0	6.0
salesforce.com, Inc.	2.3	3.6
QUALCOMM, Inc.	2.0	0.2
Altera Corp.	2.0	0.1
Citrix Systems, Inc.	1.6	1.5
International Business Machines Corp.	1.5	0.3
NXP Semiconductors NV	1.5	0.8
	36.8
Top Industries (% of fund's net assets)
As of January 31, 2012
Semiconductors & Semiconductor Equipment	23.6%
Software	22.8%
Computers & Peripherals	18.6%
Internet Software & Services	9.6%
Communications Equipment	7.5%
All Others*	17.9%

As of July 31, 2011
Software	29.1%
Computers & Peripherals	17.9%
Semiconductors & Semiconductor Equipment	13.7%
Internet Software & Services	12.3%
IT Services	8.5%
All Others*	18.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	12,300	$ 357,561
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	196,100	4,007,921
Shin-Etsu Chemical Co., Ltd.	6,900	358,442
		4,366,363
COMMUNICATIONS EQUIPMENT - 7.3%
Communications Equipment - 7.3%
Acme Packet, Inc. (a)	92,075	2,691,352
ADTRAN, Inc.	10,771	373,000
Aruba Networks, Inc. (a)	7,200	159,696
Brocade Communications Systems, Inc. (a)	92,800	520,608
Ciena Corp. (a)(d)	111,656	1,624,595
Cisco Systems, Inc.	229,370	4,502,533
Comba Telecom Systems Holdings Ltd.	187,500	131,282
F5 Networks, Inc. (a)	79,512	9,520,767
Finisar Corp. (a)	137,740	2,790,612
Infinera Corp. (a)	70,900	506,226
JDS Uniphase Corp. (a)	168,700	2,140,803
Juniper Networks, Inc. (a)	3,198	66,934
Motorola Solutions, Inc.	14,700	682,227
Oclaro, Inc. (a)	23,926	99,054
Polycom, Inc. (a)	293,093	5,847,205
QUALCOMM, Inc.	240,032	14,118,682
Riverbed Technology, Inc. (a)	47,370	1,134,038
Sandvine Corp. (a)	751,600	959,462
Sandvine Corp. (U.K.) (a)	554,200	768,225
Spirent Communications PLC	185,100	346,561
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,741	62,489
ZTE Corp. (H Shares)	1,092,120	2,971,372
		52,017,723
COMPUTERS & PERIPHERALS - 18.6%
Computer Hardware - 15.9%
Advantech Co. Ltd.	123,000	372,387
Apple, Inc. (a)	238,779	108,997,837
Hewlett-Packard Co.	12,382	346,448
Pegatron Corp.	776,000	938,699
Stratasys, Inc. (a)	49,675	1,825,556
Wistron Corp.	247,000	370,563
		112,851,490
Computer Storage & Peripherals - 2.7%
ADLINK Technology, Inc.	61,000	72,141
EMC Corp. (a)	358,367	9,231,534
Fusion-io, Inc.	15,200	351,272
Imagination Technologies Group PLC (a)	155,759	1,418,852

	Shares	Value
NetApp, Inc. (a)	1,837	$ 69,328
SanDisk Corp. (a)	107,191	4,917,923
Smart Technologies, Inc. Class A (a)	26,500	109,445
Synaptics, Inc. (a)	76,184	2,918,609
		19,089,104
TOTAL COMPUTERS & PERIPHERALS		131,940,594
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Educomp Solutions Ltd.	16,123	70,285
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	57,932	1,379,940
		1,450,225
ELECTRONIC EQUIPMENT & COMPONENTS - 4.4%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	46,070	583,707
Amphenol Corp. Class A	6,566	357,387
Cheng Uei Precision Industries Co. Ltd.	193,408	456,154
Chimei Innolux Corp. (a)	16,000	7,407
J Touch Corp.	36,024	47,046
Omron Corp.	3,400	68,553
Universal Display Corp. (a)(d)	220,767	9,296,498
Vishay Intertechnology, Inc. (a)	172,408	2,117,170
		12,933,922
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	331,683	758,741
Itron, Inc. (a)	1,768	68,581
Keyence Corp.	1,300	323,849
National Instruments Corp.	13,300	357,903
RealD, Inc. (a)(d)	26,949	236,343
SFA Engineering Corp.	5,488	269,694
SNU Precision Co. Ltd.	26,457	249,669
Test Research, Inc.	18,655	22,566
		2,287,346
Electronic Manufacturing Services - 1.7%
Benchmark Electronics, Inc. (a)	1,200	20,640
IPG Photonics Corp. (a)	2,200	116,138
Jabil Circuit, Inc.	169,973	3,851,588
KEMET Corp. (a)	94,696	870,256
TE Connectivity Ltd.	61,474	2,096,263
Trimble Navigation Ltd. (a)	106,049	4,966,275
		11,921,160
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,753	72,381
Avnet, Inc. (a)	2,700	94,149
Digital China Holdings Ltd. (H Shares)	1,068,000	1,762,728
VST Holdings Ltd. (a)	2,000,000	304,310
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
WPG Holding Co. Ltd.	1,112,975	$ 1,555,044
WT Microelectronics Co. Ltd.	249,000	366,832
		4,155,444
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		31,297,872
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	1,618,000	2,083,841
China Kanghui Holdings sponsored ADR (a)	9,000	156,600
		2,240,441
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	600	34,908
So-net M3, Inc.	240	1,037,387
		1,072,295
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	17,000	17,493
Techtronic Industries Co. Ltd.	348,000	386,804
		404,297
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	1,254,000	515,813
INTERNET & CATALOG RETAIL - 0.9%
Internet Retail - 0.9%
Amazon.com, Inc. (a)	16,164	3,142,928
E-Commerce China Dangdang, Inc. ADR (a)	260	1,911
Groupon, Inc. Class A (a)	14,700	299,733
Priceline.com, Inc. (a)	103	54,536
Rakuten, Inc.	2,073	2,091,220
Start Today Co. Ltd.	48,200	940,858
		6,531,186
INTERNET SOFTWARE & SERVICES - 9.6%
Internet Software & Services - 9.6%
Active Network, Inc.	25,200	374,976
Akamai Technologies, Inc. (a)	58,713	1,893,494
Bankrate, Inc.	19,400	453,766
Cornerstone OnDemand, Inc.	46,600	849,984
DealerTrack Holdings, Inc. (a)	12,300	336,159
eBay, Inc. (a)	312,976	9,890,042
Facebook, Inc. Class B (f)	37,876	946,900
Google, Inc. Class A (a)	36,862	21,384,015
INFO Edge India Ltd.	17,918	226,133
Kakaku.com, Inc.	56,200	1,820,989
LogMeIn, Inc. (a)	59,994	2,389,561

	Shares	Value
Mail.ru Group Ltd. GDR (a)(e)	1,800	$ 59,400
MercadoLibre, Inc.	45,934	4,014,632
NHN Corp. (a)	8,879	1,675,783
Open Text Corp. (a)	49,100	2,488,419
OpenTable, Inc. (a)(d)	1,147	55,251
Opera Software ASA (d)	111,900	556,887
PChome Online, Inc.	111,000	631,982
Qihoo 360 Technology Co. Ltd. ADR (d)	48,800	883,280
Rackspace Hosting, Inc. (a)	147,109	6,386,002
Renren, Inc. ADR (d)	5,900	32,745
Responsys, Inc.	50,448	591,755
SciQuest, Inc. (a)	31,677	463,435
SINA Corp. (a)(d)	66,573	4,678,085
Tudou Holdings Ltd. ADR (d)	300	4,200
Velti PLC (a)	50,436	441,315
VeriSign, Inc.	2,200	81,532
Vocus, Inc. (a)	14,700	337,659
XO Group, Inc. (a)	5,200	42,848
Yahoo!, Inc. (a)	216,919	3,355,737
Yandex NV	33,576	683,943
YouKu.com, Inc. ADR (a)	13,000	278,070
		68,308,979
IT SERVICES - 4.7%
Data Processing & Outsourced Services - 1.6%
MasterCard, Inc. Class A	10,100	3,591,257
Syntel, Inc.	7,600	356,592
Visa, Inc. Class A	72,060	7,252,118
		11,199,967
IT Consulting & Other Services - 3.1%
Accenture PLC Class A	19,240	1,103,222
Camelot Information Systems, Inc. ADR (a)	145	368
ChinaSoft International Ltd. (a)	20,000	5,854
Cognizant Technology Solutions Corp. Class A (a)	99,222	7,119,179
HiSoft Technology International Ltd. ADR (a)	11,117	126,400
International Business Machines Corp.	55,224	10,636,142
ServiceSource International, Inc.	139,146	2,354,350
Teradata Corp. (a)	12,993	695,905
		22,041,420
TOTAL IT SERVICES		33,241,387
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	13,800	714,288
Life Technologies Corp. (a)	7,503	363,370
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	370,734
		1,448,392
Common Stocks - continued
	Shares	Value
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	64,000	$ 322,217
Fanuc Corp.	900	151,240
HIWIN Technologies Corp.	16,390	151,467
Mirle Automation Corp.	92,950	71,766
Nippon Thompson Co. Ltd.	149,000	883,484
THK Co. Ltd.	57,600	1,237,686
		2,817,860
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	1,100	36,753
Focus Media Holding Ltd. ADR (a)(d)	39,800	796,000
ReachLocal, Inc. (a)(d)	57,644	454,235
		1,286,988
Cable & Satellite - 0.1%
DISH Network Corp. Class A	25,760	719,219
Movies & Entertainment - 0.0%
IMAX Corp. (a)	18,930	392,040
TOTAL MEDIA		2,398,247
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	64,581
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	839,500	548,824
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	41,041	1,841,920
Research & Consulting Services - 0.0%
Acacia Research Corp. - Acacia Technologies (a)	8,600	353,976
TOTAL PROFESSIONAL SERVICES		2,195,896
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
China Real Estate Information Corp. ADR (a)	64,549	313,708
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.3%
Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	5,757	61,254
Amkor Technology, Inc. (a)(d)	188,093	1,077,773
Asia Pacific Systems, Inc. (a)	33,164	374,963
ASM International NV unit	70,300	2,341,693
ASM Pacific Technology Ltd.	28,700	369,332
ASML Holding NV	132,135	5,680,484
Axcelis Technologies, Inc. (a)	53,309	95,956
centrotherm photovoltaics AG	1,493	22,564

	Shares	Value
Cymer, Inc. (a)	72,779	$ 3,623,666
Dainippon Screen Manufacturing Co. Ltd.	9,000	75,679
Entegris, Inc. (a)	183,408	1,757,049
GCL-Poly Energy Holdings Ltd.	1,078,000	371,137
Genesis Photonics, Inc.	69,000	93,842
ICD Co. Ltd. (a)	13,952	653,341
KLA-Tencor Corp.	1,400	71,582
Novellus Systems, Inc. (a)	90,659	4,274,572
Rubicon Technology, Inc. (a)(d)	52,000	563,160
Sumco Corp. (a)	57,800	495,125
Teradyne, Inc. (a)	64,420	1,053,267
Ultratech, Inc. (a)	142,260	4,161,105
Visual Photonics Epitaxy Co. Ltd.	142,000	204,399
		27,421,943
Semiconductors - 19.4%
Advanced Micro Devices, Inc. (a)	52,578	352,798
Advanced Semiconductor Engineering, Inc.	1,470,000	1,545,404
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	253,551	1,336,214
Alpha & Omega Semiconductor Ltd. (a)	33,538	311,233
Altera Corp.	354,011	14,086,098
Analog Devices, Inc.	9,053	354,244
Applied Micro Circuits Corp. (a)	157,393	1,232,387
ARM Holdings PLC sponsored ADR	25,019	722,549
Atmel Corp. (a)	234,876	2,280,646
Avago Technologies Ltd.	136,234	4,623,782
Broadcom Corp. Class A	233,580	8,021,137
Canadian Solar, Inc. (a)	32	122
Cavium, Inc. (a)(d)	143,265	4,604,537
Cirrus Logic, Inc. (a)	88,897	1,816,166
Cree, Inc. (a)(d)	268,656	6,831,922
Cypress Semiconductor Corp.	135,922	2,337,179
Diodes, Inc. (a)	52,400	1,350,872
Duksan Hi-Metal Co. Ltd. (a)	131,173	2,738,452
Epistar Corp.	685,000	1,678,071
Fairchild Semiconductor International, Inc. (a)	271,977	3,802,238
First Solar, Inc. (a)	15	634
Freescale Semiconductor Holdings I Ltd.	273,836	4,373,161
Global Unichip Corp.	266,000	1,056,091
Hittite Microwave Corp. (a)	3,779	207,921
Hynix Semiconductor, Inc.	14,730	352,099
Infineon Technologies AG	377,900	3,448,058
Inphi Corp. (a)	70,389	1,032,607
International Rectifier Corp. (a)	45,200	1,030,560
Intersil Corp. Class A	110,228	1,241,167
JA Solar Holdings Co. Ltd. ADR (a)	98,416	173,212
LSI Corp. (a)	225,065	1,703,742
MagnaChip Semiconductor Corp.	109,889	1,068,121
Marvell Technology Group Ltd. (a)	45,000	698,850
Maxim Integrated Products, Inc.	2,582	69,301
Melfas, Inc.	16	325
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Mellanox Technologies Ltd. (a)	8,600	$ 315,362
Micrel, Inc.	29,083	336,199
Micron Technology, Inc. (a)	1,172,267	8,897,507
Microsemi Corp. (a)	4,100	81,098
Monolithic Power Systems, Inc. (a)	105,197	1,724,179
MStar Semiconductor, Inc.	123,000	781,348
NVIDIA Corp. (a)	4,805	70,970
NXP Semiconductors NV (a)	491,139	10,426,881
O2Micro International Ltd. sponsored ADR (a)	38,400	182,016
Omnivision Technologies, Inc. (a)	10,300	137,093
ON Semiconductor Corp. (a)	859,821	7,480,443
Phison Electronics Corp.	103,000	755,229
PMC-Sierra, Inc. (a)	323,597	2,103,381
Power Integrations, Inc.	9,073	326,537
Radiant Opto-Electronics Corp.	268,365	1,020,141
Rambus, Inc. (a)	226,707	1,652,694
RDA Microelectronics, Inc. sponsored ADR (a)	7,600	99,940
RF Micro Devices, Inc. (a)	542,308	2,706,117
Samsung Electronics Co. Ltd.	359	353,802
Seoul Semiconductor Co. Ltd.	46,510	1,041,363
Silicon Laboratories, Inc. (a)	1,700	74,528
Silicon Motion Technology Corp. sponsored ADR (a)	84,600	1,825,668
Siliconware Precision Industries Co. Ltd.	1,021,000	1,174,854
Siliconware Precision Industries Co. Ltd. sponsored ADR	386,700	2,184,855
Skyworks Solutions, Inc. (a)	136,559	2,946,943
Spansion, Inc. Class A (a)	132,193	1,325,896
Spreadtrum Communications, Inc. ADR (d)	160,365	2,480,847
Standard Microsystems Corp. (a)	99,971	2,575,253
Texas Instruments, Inc.	54,574	1,767,106
Trina Solar Ltd. (a)(d)	19,794	159,144
United Microelectronics Corp.	742,000	391,270
United Microelectronics Corp. sponsored ADR	322,700	874,517
Vanguard International Semiconductor Corp.	2,450,000	993,411
Win Semiconductors Corp.	115,867	158,561
Xilinx, Inc.	49,393	1,770,739
YoungTek Electronics Corp.	1,146	2,625
		137,680,417
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		165,102,360
SOFTWARE - 22.8%
Application Software - 11.4%
ANSYS, Inc. (a)	37,553	2,271,581
AsiaInfo-Linkage, Inc. (a)	8,641	101,359

	Shares	Value
Aspen Technology, Inc. (a)	210,537	$ 3,791,771
Autodesk, Inc. (a)	183,190	6,594,840
AutoNavi Holdings Ltd. ADR (a)	54,221	598,600
BroadSoft, Inc. (a)(d)	78,565	2,190,392
Cadence Design Systems, Inc. (a)	7,487	79,063
Citrix Systems, Inc. (a)	174,870	11,403,273
Concur Technologies, Inc. (a)	102,775	5,380,271
Convio, Inc. (a)	36,934	588,359
Descartes Systems Group, Inc. (a)	179,500	1,439,222
Informatica Corp. (a)	40,976	1,733,285
Intuit, Inc.	12,322	695,454
JDA Software Group, Inc. (a)	19,341	569,979
Jive Software, Inc.	1,700	25,245
Kingdee International Software Group Co. Ltd.	9,620,800	2,865,678
Magma Design Automation, Inc. (a)	47,800	342,248
Manhattan Associates, Inc. (a)	4,557	200,007
MicroStrategy, Inc. Class A (a)	22,300	2,567,176
Nuance Communications, Inc. (a)	54,516	1,554,796
Parametric Technology Corp. (a)	170,322	4,287,005
Pegasystems, Inc. (d)	64,865	1,839,571
PROS Holdings, Inc. (a)	8,633	140,027
QLIK Technologies, Inc. (a)	75,287	2,123,093
RealPage, Inc. (a)	34,200	879,624
salesforce.com, Inc. (a)	137,953	16,112,910
SolarWinds, Inc. (a)	105,164	3,324,234
SuccessFactors, Inc. (a)	26,100	1,038,780
Synchronoss Technologies, Inc. (a)	30,216	1,009,819
Synopsys, Inc. (a)	2,500	72,950
Taleo Corp. Class A (a)	107,903	3,885,587
TIBCO Software, Inc. (a)	2,642	68,877
TiVo, Inc. (a)	8,000	83,040
VanceInfo Technologies, Inc. ADR (a)(d)	98,753	1,241,325
		81,099,441
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,800	71,572
NCsoft Corp.	2,610	684,295
		755,867
Systems Software - 11.3%
Ariba, Inc. (a)	148,719	4,060,029
Check Point Software Technologies Ltd. (a)	13,297	748,488
CommVault Systems, Inc. (a)	117,444	5,519,868
DemandTec, Inc. (a)	36,900	486,342
Fortinet, Inc. (a)	132,348	3,018,858
Microsoft Corp.	1,052,303	31,074,508
NetSuite, Inc. (a)	32,168	1,347,196
Oracle Corp.	805,711	22,721,050
Red Hat, Inc. (a)	129,194	5,990,726
Sourcefire, Inc. (a)	44,266	1,373,131
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Symantec Corp. (a)	4,000	$ 68,760
VMware, Inc. Class A (a)	36,489	3,330,351
		79,739,307
TOTAL SOFTWARE		161,594,615
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	67,349	3,079,196
TOTAL COMMON STOCKS (Cost $643,249,721)		673,308,415
Convertible Bonds - 0.5%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,250,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	1,830,360
TOTAL CONVERTIBLE BONDS (Cost $2,975,658)		3,080,421
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $183,894)	180,662	180,662
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	27,524,099	$ 27,524,099
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,943,057	19,943,057
TOTAL MONEY MARKET FUNDS (Cost $47,467,156)		47,467,156
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $693,876,429)	724,036,654
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(14,021,482)
NET ASSETS - 100%	$ 710,015,172
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,400 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,127,562 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 947,157
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 185,227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,365
Fidelity Securities Lending Cash Central Fund	420,607
Total	$ 439,972
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 673,308,415	$ 669,249,987	$ 3,111,528	$ 946,900
Convertible Bonds	3,080,421	-	3,080,421	-
Master Notes	180,662	-	-	180,662
Money Market Funds	47,467,156	47,467,156	-	-
Total Investments in Securities:	$ 724,036,654	$ 716,717,143	$ 6,191,949	$ 1,127,562
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,357,916
Total Realized Gain (Loss)	(3,162,588)
Total Unrealized Gain (Loss)	3,022,590
Cost of Purchases	-
Proceeds of Sales	(89,712)
Amortization/Accretion	(644)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,127,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,809

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
Cayman Islands	3.8%
Taiwan	2.7%
Netherlands	2.7%
Japan	2.0%
Bermuda	1.3%
Korea (South)	1.2%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,369,162) - See accompanying schedule: Unaffiliated issuers (cost $646,409,273)	$ 676,569,498
Fidelity Central Funds (cost $47,467,156)	47,467,156
Total Investments (cost $693,876,429)		$ 724,036,654
Foreign currency held at value (cost $1,416,597)		1,416,597
Receivable for investments sold		44,562,865
Receivable for fund shares sold		857,499
Dividends receivable		120,940
Interest receivable		32,399
Distributions receivable from Fidelity Central Funds		22,515
Prepaid expenses		1,828
Other receivables		37,371
Total assets		771,088,668

Liabilities
Payable for investments purchased	$ 39,208,890
Payable for fund shares redeemed	1,151,710
Accrued management fee	320,749
Distribution and service plan fees payable	223,390
Other affiliated payables	183,335
Other payables and accrued expenses	42,365
Collateral on securities loaned, at value	19,943,057
Total liabilities		61,073,496

Net Assets		$ 710,015,172
Net Assets consist of:
Paid in capital		$ 830,061,578
Accumulated net investment loss		(2,691,729)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,503,660)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,148,983
Net Assets		$ 710,015,172

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($336,801,920 ÷ 13,794,486 shares)	$ 24.42

Maximum offering price per share (100/94.25 of $24.42)	$ 25.91
Class T: Net Asset Value and redemption price per share ($179,444,739 ÷ 7,603,604 shares)	$ 23.60

Maximum offering price per share (100/96.50 of $23.60)	$ 24.46
Class B: Net Asset Value and offering price per share ($20,462,716 ÷ 932,859 shares)A	$ 21.94

Class C: Net Asset Value and offering price per share ($81,572,117 ÷ 3,702,266 shares)A	$ 22.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,733,680 ÷ 3,586,331 shares)	$ 25.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,196,874
Interest		144,985
Income from Fidelity Central Funds (including $420,607 from security lending)		439,972
Total income		1,781,831

Expenses
Management fee	$ 1,911,295
Transfer agent fees	1,007,805
Distribution and service plan fees	1,351,568
Accounting and security lending fees	126,517
Custodian fees and expenses	52,357
Independent trustees' compensation	2,368
Registration fees	58,497
Audit	25,354
Legal	2,134
Miscellaneous	3,191
Total expenses before reductions	4,541,086
Expense reductions	(67,550)	4,473,536
Net investment income (loss)		(2,691,705)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,775,352)
Foreign currency transactions	33,005
Total net realized gain (loss)		(8,742,347)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,191,446)
Assets and liabilities in foreign currencies	(14,252)
Total change in net unrealized appreciation (depreciation)		(14,205,698)
Net gain (loss)		(22,948,045)
Net increase (decrease) in net assets resulting from operations		$ (25,639,750)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,691,705)	$ (6,857,636)
Net realized gain (loss)	(8,742,347)	189,083,406
Change in net unrealized appreciation (depreciation)	(14,205,698)	(20,605,446)
Net increase (decrease) in net assets resulting from operations	(25,639,750)	161,620,324
Share transactions - net increase (decrease)	(33,562,458)	(15,631,022)
Redemption fees	17,740	32,306
Total increase (decrease) in net assets	(59,184,468)	146,021,608

Net Assets
Beginning of period	769,199,640	623,178,032
End of period (including accumulated net investment loss of $2,691,729 and accumulated net investment loss of $24, respectively)	$ 710,015,172	$ 769,199,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.16)	.02 H	(.10)	(.17)
Net realized and unrealized gain (loss)	(.65)	5.49	3.96	(1.03)	(3.41)	5.13
Total from investment operations	(.72)	5.31	3.80	(1.01)	(3.51)	4.96
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.42	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55
Total Return B, C, D	(2.86)%	26.78%	23.71%	(5.93)%	(17.08)%	31.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.18%	1.21%	1.23%	1.21%	1.25%
Expenses net of fee waivers, if any	1.19% A	1.18%	1.21%	1.23%	1.21%	1.25%
Expenses net of all reductions	1.17% A	1.16%	1.18%	1.22%	1.19%	1.24%
Net investment income (loss)	(.65)% A	(.73)%	(.83)%	.17% H	(.49)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,802	$ 375,609	$ 312,659	$ 258,433	$ 275,117	$ 309,105
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28
Income from Investment Operations
Net investment income (loss) E	(.10)	(.23)	(.20)	(.01) H	(.14)	(.21)
Net realized and unrealized gain (loss)	(.63)	5.32	3.85	(1.02)	(3.33)	5.02
Total from investment operations	(.73)	5.09	3.65	(1.03)	(3.47)	4.81
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09
Total Return B, C, D	(3.00)%	26.46%	23.41%	(6.20)%	(17.27)%	31.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.43%	1.46%	1.49%	1.46%	1.51%
Expenses net of fee waivers, if any	1.44% A	1.43%	1.46%	1.49%	1.46%	1.51%
Expenses net of all reductions	1.42% A	1.40%	1.44%	1.48%	1.45%	1.49%
Net investment income (loss)	(.90)% A	(.98)%	(1.09)%	(.09)% H	(.74)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,445	$ 196,913	$ 169,049	$ 151,170	$ 173,917	$ 260,339
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.27)	(.07) H	(.23)	(.28)
Net realized and unrealized gain (loss)	(.58)	4.99	3.61	(.98)	(3.15)	4.79
Total from investment operations	(.73)	4.66	3.34	(1.05)	(3.38)	4.51
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.94	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10
Total Return B, C, D	(3.22)%	25.87%	22.77%	(6.68)%	(17.70)%	30.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.93%	1.96%	1.98%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94% A	1.93%	1.96%	1.98%	1.96%	2.01%
Expenses net of all reductions	1.92% A	1.91%	1.94%	1.97%	1.94%	2.00%
Net investment income (loss)	(1.40)% A	(1.49)%	(1.59)%	(.58)% H	(1.24)%	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,463	$ 25,508	$ 29,176	$ 30,580	$ 47,294	$ 102,655
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.28)	(.07) H	(.23)	(.29)
Net realized and unrealized gain (loss)	(.59)	5.01	3.63	(.98)	(3.16)	4.81
Total from investment operations	(.74)	4.68	3.35	(1.05)	(3.39)	4.52
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.03	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18
Total Return B, C, D	(3.25)%	25.87%	22.73%	(6.65)%	(17.67)%	30.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.92%	1.96%	1.98%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94% A	1.92%	1.96%	1.98%	1.96%	2.01%
Expenses net of all reductions	1.92% A	1.90%	1.93%	1.97%	1.94%	1.99%
Net investment income (loss)	(1.40)% A	(1.48)%	(1.58)%	(.58)% H	(1.24)%	(1.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,572	$ 89,819	$ 70,017	$ 55,645	$ 63,590	$ 86,974
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11)	(.11)	.06 G	(.04)	(.11)
Net realized and unrealized gain (loss)	(.68)	5.73	4.12	(1.07)	(3.54)	5.30
Total from investment operations	(.72)	5.62	4.01	(1.01)	(3.58)	5.19
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.58	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26
Total Return B, C	(2.74)%	27.18%	24.06%	(5.71)%	(16.84)%	32.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.87%	.92%	.98%	.94%	.93%
Expenses net of fee waivers, if any	.88% A	.87%	.92%	.98%	.94%	.93%
Expenses net of all reductions	.86% A	.85%	.90%	.97%	.92%	.92%
Net investment income (loss)	(.34)% A	(.43)%	(.55)%	.42% G	(.22)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,734	$ 81,350	$ 42,277	$ 26,285	$ 22,021	$ 21,111
Portfolio turnover rate F	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2 . For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,583,990
Gross unrealized depreciation	(49,463,997)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,119,993

Tax cost	$ 700,916,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (132,837,596)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $749,936,696 and $810,214,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 413,657	$ 3,156
Class T	.25%	.25%	437,146	-
Class B	.75%	.25%	106,253	79,802
Class C	.75%	.25%	394,512	54,896
			$ 1,351,568	$ 137,854

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,203
Class T	5,485
Class B*	12,656
Class C*	6,403
$ 49,747

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 497,567.30
Class T	266,434.30
Class B	32,010.30
Class C	118,484.30
Institutional Class	93,310.24
	$ 1,007,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,310 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $978 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $3,636 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,513 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,191,367	3,825,268	$ 27,376,639	$ 95,895,792
Shares redeemed	(2,335,510)	(4,656,846)	(53,558,317)	(115,935,925)
Net increase (decrease)	(1,144,143)	(831,578)	$ (26,181,678)	$ (20,040,133)
Class T
Shares sold	460,399	1,318,401	$ 10,346,418	$ 31,818,569
Shares redeemed	(948,796)	(2,014,796)	(20,932,846)	(47,878,372)
Net increase (decrease)	(488,397)	(696,395)	$ (10,586,428)	$ (16,059,803)
Class B
Shares sold	34,392	98,795	$ 716,198	$ 2,198,114
Shares redeemed	(226,522)	(593,453)	(4,699,641)	(13,054,972)
Net increase (decrease)	(192,130)	(494,658)	$ (3,983,443)	$ (10,856,858)
Class C
Shares sold	249,537	982,784	$ 5,238,024	$ 22,502,223
Shares redeemed	(491,044)	(908,933)	(10,119,473)	(20,073,701)
Net increase (decrease)	(241,507)	73,851	$ (4,881,449)	$ 2,428,522
Institutional Class
Shares sold	1,131,581	2,740,439	$ 27,421,818	$ 73,729,514
Shares redeemed	(638,336)	(1,692,072)	(15,351,278)	(44,832,264)
Net increase (decrease)	493,245	1,048,367	$ 12,070,540	$ 28,897,250

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,001.40	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34
Class T	1.51%
Actual		$ 1,000.00	$ 1,000.60	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Class B	2.00%
Actual		$ 1,000.00	$ 997.60	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Class C	1.98%
Actual		$ 1,000.00	$ 997.80	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.18	$ 10.03
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,002.80	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	10.6	0.0
FirstEnergy Corp.	8.4	7.1
NextEra Energy, Inc.	7.9	10.0
Edison International	7.5	7.1
Sempra Energy	7.5	4.2
PG&E Corp.	6.1	4.8
Dominion Resources, Inc.	5.2	0.0
Progress Energy, Inc.	4.9	0.0
The AES Corp.	4.9	5.7
American Electric Power Co., Inc.	4.8	4.9
	67.8
Top Industries (% of fund's net assets)
As of January 31, 2012
Electric Utilities	44.5%
Multi-Utilities	30.3%
Independent Power Producers & Energy Traders	11.5%
Gas Utilities	5.2%
Oil, Gas & Consumable Fuels	3.7%
All Others*	4.8%

As of July 31, 2011
Electric Utilities	47.6%
Multi-Utilities	22.1%
Independent Power Producers & Energy Traders	21.2%
Gas Utilities	5.8%
Oil, Gas & Consumable Fuels	2.1%
All Others*	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
ELECTRIC UTILITIES - 44.5%
Electric Utilities - 44.5%
American Electric Power Co., Inc.	212,600	$ 8,410,456
Duke Energy Corp.	867,848	18,493,842
Edison International	318,835	13,084,988
FirstEnergy Corp.	345,791	14,599,296
ITC Holdings Corp.	8,110	597,788
NextEra Energy, Inc.	228,533	13,677,700
Progress Energy, Inc.	158,129	8,591,149
		77,455,219
GAS UTILITIES - 5.2%
Gas Utilities - 5.2%
National Fuel Gas Co.	44,369	2,230,873
ONEOK, Inc.	81,200	6,752,592
		8,983,465
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.5%
Independent Power Producers & Energy Traders - 11.5%
Calpine Corp. (a)	340,392	4,969,723
Constellation Energy Group, Inc.	161,782	5,893,718
GenOn Energy, Inc. (a)	259,700	553,161
The AES Corp. (a)	669,698	8,545,346
		19,961,948
MULTI-UTILITIES - 30.3%
Multi-Utilities - 30.3%
CenterPoint Energy, Inc.	410,068	7,573,956
Dominion Resources, Inc.	181,591	9,086,814
NiSource, Inc.	348,549	7,922,519
OGE Energy Corp.	83,049	4,389,970
PG&E Corp.	262,200	10,661,052
Sempra Energy	229,431	13,054,624
		52,688,935

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.7%
Oil & Gas Refining & Marketing - 1.0%
Sunoco, Inc.	45,000	$ 1,726,200
Oil & Gas Storage & Transport - 2.7%
El Paso Corp.	103,600	2,783,732
Williams Companies, Inc.	64,500	1,858,890
		4,642,622
TOTAL OIL, GAS & CONSUMABLE FUELS		6,368,822
WATER UTILITIES - 3.1%
Water Utilities - 3.1%
American Water Works Co., Inc.	162,425	5,478,595
TOTAL COMMON STOCKS (Cost $167,131,614)		170,936,984
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b) (Cost $1,411,526)	1,411,526	1,411,526
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $168,543,140)	172,348,510
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,499,572
NET ASSETS - 100%	$ 173,848,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,647
Fidelity Securities Lending Cash Central Fund	11,856
Total	$ 13,503
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $167,131,614)	$ 170,936,984
Fidelity Central Funds (cost $1,411,526)	1,411,526
Total Investments (cost $168,543,140)		$ 172,348,510
Receivable for investments sold		11,366,539
Receivable for fund shares sold		217,731
Dividends receivable		49,532
Distributions receivable from Fidelity Central Funds		112
Prepaid expenses		357
Other receivables		3,609
Total assets		183,986,390

Liabilities
Payable for investments purchased	$ 9,582,773
Payable for fund shares redeemed	333,340
Accrued management fee	82,805
Distribution and service plan fees payable	65,780
Other affiliated payables	48,480
Other payables and accrued expenses	25,130
Total liabilities		10,138,308

Net Assets		$ 173,848,082
Net Assets consist of:
Paid in capital		$ 209,655,658
Distributions in excess of net investment income		(82,912)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,530,034)
Net unrealized appreciation (depreciation) on investments		3,805,370
Net Assets		$ 173,848,082

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,053,008 ÷ 4,596,184 shares)	$ 18.72

Maximum offering price per share (100/94.25 of $18.72)	$ 19.86
Class T: Net Asset Value and redemption price per share ($36,662,450 ÷ 1,954,738 shares)	$ 18.76

Maximum offering price per share (100/96.50 of $18.76)	$ 19.44
Class B: Net Asset Value and offering price per share ($7,050,406 ÷ 379,497 shares)A	$ 18.58

Class C: Net Asset Value and offering price per share ($30,474,096 ÷ 1,652,735 shares)A	$ 18.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,608,122 ÷ 716,034 shares)	$ 19.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,900,595
Income from Fidelity Central Funds		13,503
Total income		2,914,098

Expenses
Management fee	$ 463,366
Transfer agent fees	246,507
Distribution and service plan fees	371,212
Accounting and security lending fees	32,270
Custodian fees and expenses	4,826
Independent trustees' compensation	547
Registration fees	45,733
Audit	27,387
Legal	1,210
Miscellaneous	2,179
Total expenses		1,195,237
Net investment income (loss)		1,718,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,347,243
Foreign currency transactions	(4,830)
Total net realized gain (loss)		4,342,413
Change in net unrealized appreciation (depreciation) on investment securities		(5,871,073)
Net gain (loss)		(1,528,660)
Net increase (decrease) in net assets resulting from operations		$ 190,201

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,718,861	$ 2,899,329
Net realized gain (loss)	4,342,413	15,534,119
Change in net unrealized appreciation (depreciation)	(5,871,073)	4,885,719
Net increase (decrease) in net assets resulting from operations	190,201	23,319,167
Distributions to shareholders from net investment income	(3,107,112)	(2,864,390)
Share transactions - net increase (decrease)	17,143,363	3,898,632
Redemption fees	5,927	2,026
Total increase (decrease) in net assets	14,232,379	24,355,435

Net Assets
Beginning of period	159,615,703	135,260,268
End of period (including distributions in excess of net investment income of $82,912 and undistributed net investment income of $1,305,339, respectively)	$ 173,848,082	$ 159,615,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20
Income from Investment Operations
Net investment income (loss) E	.21	.39	.40	.35	.24	.21
Net realized and unrealized gain (loss)	(.19)	2.50	1.32	(5.10)	(.38)	3.56
Total from investment operations	.02	2.89	1.72	(4.75)	(.14)	3.77
Distributions from net investment income	(.39)	(.39)	(.40)	(.26)	(.32)	(.23)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.72	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74
Total Return B, C, D	.14%	17.71%	11.42%	(23.44)%	(.82)%	22.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.24%	1.26%	1.26%	1.21%	1.27%
Expenses net of fee waivers, if any	1.25% A	1.24%	1.26%	1.26%	1.21%	1.27%
Expenses net of all reductions	1.25% A	1.20%	1.22%	1.26%	1.21%	1.26%
Net investment income (loss)	2.27% A	2.18%	2.49%	2.37%	1.11%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,053	$ 78,312	$ 64,890	$ 66,064	$ 105,219	$ 94,842
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18
Income from Investment Operations
Net investment income (loss) E	.19	.35	.35	.31	.18	.15
Net realized and unrealized gain (loss)	(.19)	2.50	1.33	(5.10)	(.39)	3.56
Total from investment operations	- I	2.85	1.68	(4.79)	(.21)	3.71
Distributions from net investment income	(.33)	(.35)	(.36)	(.20)	(.24)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.76	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71
Total Return B, C, D	.06%	17.39%	11.13%	(23.61)%	(1.11)%	21.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.52%	1.52%	1.47%	1.54%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.52%	1.52%	1.47%	1.54%
Expenses net of all reductions	1.51% A	1.46%	1.49%	1.52%	1.47%	1.54%
Net investment income (loss)	2.01% A	1.92%	2.23%	2.11%	.84%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,662	$ 35,701	$ 33,651	$ 33,989	$ 54,346	$ 62,592
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90
Income from Investment Operations
Net investment income (loss) E	.14	.25	.27	.24	.08	.05
Net realized and unrealized gain (loss)	(.19)	2.49	1.31	(5.04)	(.39)	3.52
Total from investment operations	(.05)	2.74	1.58	(4.80)	(.31)	3.57
Distributions from net investment income	(.23)	(.26)	(.28)	(.13)	(.08)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.58	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40
Total Return B, C, D	(.24)%	16.87%	10.56%	(23.97)%	(1.59)%	21.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.99%	2.01%	2.01%	1.96%	2.04%
Expenses net of fee waivers, if any	2.00% A	1.99%	2.01%	2.01%	1.96%	2.04%
Expenses net of all reductions	2.00% A	1.95%	1.98%	2.01%	1.95%	2.03%
Net investment income (loss)	1.52% A	1.43%	1.74%	1.62%	.36%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,050	$ 7,773	$ 8,794	$ 10,634	$ 20,747	$ 43,845
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.14	.26	.27	.24	.08	.06
Net realized and unrealized gain (loss)	(.18)	2.46	1.30	(5.02)	(.39)	3.51
Total from investment operations	(.04)	2.72	1.57	(4.78)	(.31)	3.57
Distributions from net investment income	(.27)	(.27)	(.29)	(.13)	(.14)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.44	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38
Total Return B, C, D	(.22)%	16.85%	10.54%	(23.96)%	(1.58)%	21.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	1.98%	2.01%	2.01%	1.95%	1.99%
Expenses net of fee waivers, if any	1.98% A	1.98%	2.01%	2.01%	1.95%	1.99%
Expenses net of all reductions	1.98% A	1.94%	1.97%	2.01%	1.95%	1.99%
Net investment income (loss)	1.55% A	1.43%	1.74%	1.62%	.36%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,474	$ 26,915	$ 21,415	$ 22,352	$ 37,387	$ 43,292
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38
Income from Investment Operations
Net investment income (loss) D	.24	.45	.44	.39	.31	.29
Net realized and unrealized gain (loss)	(.20)	2.54	1.35	(5.17)	(.38)	3.58
Total from investment operations	.04	2.99	1.79	(4.78)	(.07)	3.87
Distributions from net investment income	(.44)	(.44)	(.45)	(.23)	(.36)	(.30)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.00	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95
Total Return B, C	.28%	18.05%	11.66%	(23.24)%	(.49)%	22.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.98%	1.00%	1.00%	.91%	.92%
Expenses net of fee waivers, if any	.97% A	.98%	1.00%	1.00%	.91%	.92%
Expenses net of all reductions	.97% A	.94%	.97%	1.00%	.90%	.92%
Net investment income (loss)	2.56% A	2.44%	2.75%	2.63%	1.41%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,608	$ 10,914	$ 6,511	$ 4,373	$ 5,704	$ 12,822
Portfolio turnover rate F	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,675,822
Gross unrealized depreciation	(3,116,404)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,559,418

Tax cost	$ 168,789,092

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (13,867,918)
2018	(28,082,034)
Total capital loss carryforward	$ (41,949,952)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,082,698 and $180,202,699, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,394	$ 1,824
Class T	.25%	.25%	89,528	-
Class B	.75%	.25%	36,682	27,512
Class C	.75%	.25%	144,608	21,292
			$ 371,212	$ 50,628

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,604
Class T	6,866
Class B*	9,098
Class C*	909
$ 59,477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 121,217.30
Class T	56,285.31
Class B	11,125.30
Class C	40,153.28
Institutional Class	17,727.27
	$ 246,507

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,561 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,856. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 1,654,303	$ 1,536,373
Class T	639,462	680,070
Class B	91,242	128,700
Class C	419,210	350,529
Institutional Class	302,895	168,718
Total	$ 3,107,112	$ 2,864,390

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	864,208	951,835	$ 16,220,936	$ 17,339,635
Reinvestment of distributions	77,893	78,008	1,433,959	1,339,641
Shares redeemed	(447,953)	(840,008)	(8,343,876)	(15,213,828)
Net increase (decrease)	494,148	189,835	$ 9,311,019	$ 3,465,448
Class T
Shares sold	290,317	251,762	$ 5,434,277	$ 4,579,718
Reinvestment of distributions	32,850	37,445	606,115	644,378
Shares redeemed	(238,147)	(448,193)	(4,429,798)	(8,103,122)
Net increase (decrease)	85,020	(158,986)	$ 1,610,594	$ (2,879,026)
Class B
Shares sold	50,306	39,073	$ 929,402	$ 679,580
Reinvestment of distributions	4,324	6,858	79,307	116,904
Shares redeemed	(87,367)	(170,627)	(1,612,471)	(3,021,254)
Net increase (decrease)	(32,737)	(124,696)	$ (603,762)	$ (2,224,770)
Class C
Shares sold	392,436	405,545	$ 7,196,817	$ 7,271,889
Reinvestment of distributions	18,237	15,668	332,155	265,763
Shares redeemed	(193,485)	(299,716)	(3,517,586)	(5,335,908)
Net increase (decrease)	217,188	121,497	$ 4,011,386	$ 2,201,744
Institutional Class
Shares sold	387,876	343,779	$ 7,267,425	$ 6,436,483
Reinvestment of distributions	14,596	7,398	273,126	128,959
Shares redeemed	(248,911)	(175,049)	(4,726,425)	(3,230,206)
Net increase (decrease)	153,561	176,128	$ 2,814,126	$ 3,335,236

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-USAN-0312
1.789279.109

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Fidelity Advisor® Biotechnology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Energy Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Technology Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.37%
Actual		$ 1,000.00	$ 1,143.00	$ 7.38
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.95
Class T	1.65%
Actual		$ 1,000.00	$ 1,141.40	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.12%
Actual		$ 1,000.00	$ 1,139.70	$ 11.40
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Class C	2.12%
Actual		$ 1,000.00	$ 1,138.30	$ 11.39
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,145.10	$ 5.72
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	10.6	9.8
Amgen, Inc.	10.1	15.7
Biogen Idec, Inc.	6.1	5.6
Celgene Corp.	4.2	3.5
Alexion Pharmaceuticals, Inc.	4.0	5.2
Vertex Pharmaceuticals, Inc.	3.4	4.4
Regeneron Pharmaceuticals, Inc.	3.2	1.4
BioMarin Pharmaceutical, Inc.	2.6	3.8
Medivation, Inc.	2.3	0.7
Idenix Pharmaceuticals, Inc.	2.2	1.2
	48.7
Top Industries (% of fund's net assets)
As of January 31, 2012
Biotechnology	94.1%
Pharmaceuticals	5.7%
Life Sciences Tools & Services	0.4%
Health Care Equipment & Supplies	0.0%
All Others*,†	(0.2)%

As of July 31, 2011
Biotechnology	89.6%
Pharmaceuticals	7.0%
Health Care Equipment & Supplies	0.1%
All Others*	3.3%

* Includes short-term investments and net other assets.
† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
BIOTECHNOLOGY - 94.1%
Biotechnology - 94.1%
Acadia Pharmaceuticals, Inc. (a)	88,492	$ 134,508
Achillion Pharmaceuticals, Inc. (a)	39,301	435,848
Acorda Therapeutics, Inc. (a)	50,157	1,280,508
ADVENTRX Pharmaceuticals, Inc. (a)(d)	37,232	25,634
Aegerion Pharmaceuticals, Inc. (a)	38,913	668,914
Affymax, Inc. (a)	30,959	247,362
Agenus, Inc. (a)(d)	21,665	60,229
Agenus, Inc. warrants 1/9/18 (a)(e)	452,000	44,924
Alexion Pharmaceuticals, Inc. (a)	48,748	3,741,896
Alkermes PLC (a)	52,061	979,267
Allos Therapeutics, Inc. (a)	169,028	261,993
Alnylam Pharmaceuticals, Inc. (a)	58,398	675,081
AMAG Pharmaceuticals, Inc. (a)	46,071	756,486
Amarin Corp. PLC ADR (a)(d)	6,700	54,672
Amgen, Inc.	141,496	9,608,993
Amicus Therapeutics, Inc. (a)	36,298	235,937
Amylin Pharmaceuticals, Inc. (a)	71,203	1,013,219
Anacor Pharmaceuticals, Inc. (a)	22,150	154,829
Ardea Biosciences, Inc. (a)	21,000	381,990
Arena Pharmaceuticals, Inc. (a)(d)	201,900	357,363
ARIAD Pharmaceuticals, Inc. (a)(d)	89,006	1,312,839
ArQule, Inc. (a)	54,506	430,597
AVEO Pharmaceuticals, Inc. (a)(d)	19,452	256,377
AVI BioPharma, Inc. (a)	1,905	1,714
Biogen Idec, Inc. (a)	49,128	5,793,174
BioInvent International AB (a)	31,900	87,699
BioMarin Pharmaceutical, Inc. (a)	69,004	2,461,373
Bionovo, Inc. (a)	73,900	11,964
Bionovo, Inc. warrants 2/2/16 (a)	56,850	4,966
Biospecifics Technologies Corp. (a)	1,244	23,661
BioTime, Inc. (a)(d)	32,817	189,682
Catalyst Pharmaceutical Partners, Inc. (a)(d)	99,709	106,689
Catalyst Pharmaceutical Partners, Inc. warrants 4/30/17 (a)	8,557	4,757
Celgene Corp. (a)	54,169	3,938,086
Cell Therapeutics, Inc. (a)	650,869	715,956
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	27,074
Celldex Therapeutics, Inc. (a)	65,600	311,600
Cepheid, Inc. (a)	30,600	1,348,236
Chelsea Therapeutics International Ltd. (a)	11,860	53,370
Clovis Oncology, Inc.	800	15,192
Codexis, Inc. (a)	47,542	264,809
Cubist Pharmaceuticals, Inc. (a)	29,392	1,199,781
Dendreon Corp. (a)(d)	116,928	1,587,882
Dynavax Technologies Corp. (a)	69,900	243,252
Emergent BioSolutions, Inc. (a)	17,500	296,975
Enzon Pharmaceuticals, Inc. (a)(d)	29,534	210,577
Exact Sciences Corp. (a)	45,300	423,102
Exelixis, Inc. (a)	63,245	336,463

	Shares	Value
Genomic Health, Inc. (a)	16,728	$ 464,202
Geron Corp. (a)(d)	8,061	15,961
Gilead Sciences, Inc. (a)	205,643	10,043,606
Halozyme Therapeutics, Inc. (a)(d)	60,500	638,880
Horizon Pharma, Inc. (d)	29,700	117,909
Human Genome Sciences, Inc. (a)(d)	97,908	963,415
Idenix Pharmaceuticals, Inc. (a)(d)	158,340	2,120,173
ImmunoGen, Inc. (a)(d)	44,555	629,117
Incyte Corp. (a)(d)	53,938	954,703
InterMune, Inc. (a)	72,029	1,080,435
Ironwood Pharmaceuticals, Inc. Class A (a)	87,228	1,308,420
Isis Pharmaceuticals, Inc. (a)	50,610	412,978
Keryx Biopharmaceuticals, Inc. (a)(d)	48,400	164,076
Lexicon Pharmaceuticals, Inc. (a)	458,061	664,188
Ligand Pharmaceuticals, Inc. Class B (a)	34,174	425,466
MannKind Corp. (a)(d)	52,246	141,064
Medivation, Inc. (a)	38,913	2,156,169
Metabolix, Inc. (a)(d)	28,030	74,280
Momenta Pharmaceuticals, Inc. (a)	31,866	499,978
Myrexis, Inc. (a)	302	858
Myriad Genetics, Inc. (a)	14,589	345,176
Neurocrine Biosciences, Inc. (a)	39,906	371,126
NewLink Genetics Corp.	20,100	139,695
Novavax, Inc. (a)	129,455	195,477
Novelos Therapeutics, Inc. (a)	137,600	66,048
Novelos Therapeutics, Inc. warrants 11/30/16 (a)	137,600	1,908
NPS Pharmaceuticals, Inc. (a)	97,378	747,863
OncoGenex Pharmaceuticals, Inc. (a)	10,805	150,190
Oncothyreon, Inc. (a)(d)	4,574	31,149
ONYX Pharmaceuticals, Inc. (a)	38,039	1,557,317
Opko Health, Inc. (a)(d)	129,700	682,222
OREXIGEN Therapeutics, Inc. (a)(d)	165,108	452,396
PDL BioPharma, Inc. (d)	81,188	518,791
Pharmacyclics, Inc. (a)(d)	36,300	667,194
PolyMedix, Inc. (a)	357,066	337,427
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	80,855
Progenics Pharmaceuticals, Inc. (a)	92,600	892,664
PROLOR Biotech, Inc. (a)(d)	50,116	312,724
Protalix BioTherapeutics, Inc. (a)	56,855	322,936
Protox Therapeutics, Inc. (a)	138,000	49,544
Puma Biotechnology, Inc. unit (e)	32,887	123,326
Raptor Pharmaceutical Corp. (a)(d)	94,051	673,405
Regeneron Pharmaceuticals, Inc. (a)	33,404	3,035,087
Rigel Pharmaceuticals, Inc. (a)	61,670	602,516
Sangamo Biosciences, Inc. (a)(d)	26,728	92,212
Savient Pharmaceuticals, Inc. (a)(d)	81,455	206,081
Seattle Genetics, Inc. (a)(d)	51,634	977,432
SIGA Technologies, Inc. (a)(d)	101,286	335,257
Spectrum Pharmaceuticals, Inc. (a)(d)	97,576	1,372,894
Sunesis Pharmaceuticals, Inc. (a)	21,236	29,306
Synageva BioPharma Corp. (a)	12,000	426,360
Synergy Pharmaceuticals, Inc. unit (a)	20,600	167,478
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Synta Pharmaceuticals Corp. (a)(d)	51,965	$ 240,598
Theravance, Inc. (a)(d)	31,278	554,872
Threshold Pharmaceuticals, Inc. (a)(d)	95,166	124,667
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	16,017
Trius Therapeutics, Inc. (a)(d)	57,653	320,551
United Therapeutics Corp. (a)	26,752	1,315,663
Verastem, Inc.	8,200	90,200
Vertex Pharmaceuticals, Inc. (a)	88,315	3,263,239
Vical, Inc. (a)	241,277	846,882
ZIOPHARM Oncology, Inc. (a)(d)	135,779	720,986
		89,111,109
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	45,687
		45,687
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
BG Medicine, Inc.	43,000	260,150
ChromaDex, Inc.	143,866	132,357
		392,507
PHARMACEUTICALS - 5.6%
Pharmaceuticals - 5.6%
AcelRx Pharmaceuticals, Inc.	62,800	200,332
Akorn, Inc. (a)	17,079	195,725
Auxilium Pharmaceuticals, Inc. (a)	31,758	631,031
AVANIR Pharmaceuticals Class A (a)(d)	242,280	712,303
Corcept Therapeutics, Inc. (a)	69,600	238,728
Elan Corp. PLC sponsored ADR (a)	47,120	641,303
Jazz Pharmaceuticals PLC (a)	8,843	411,200
NuPathe, Inc. (a)	900	1,971
Optimer Pharmaceuticals, Inc. (a)(d)	21,317	276,481
Pacira Pharmaceuticals, Inc. (d)	7,169	77,497
Santarus, Inc. (a)	51,325	251,493
Ventrus Biosciences, Inc. (a)	41,095	365,746
ViroPharma, Inc. (a)	24,474	729,080
XenoPort, Inc. (a)	46,025	192,845
Zogenix, Inc. (a)	125,489	331,291
		5,257,026
TOTAL COMMON STOCKS (Cost $75,586,325)		94,806,329
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $68,706)	13,990	$ 68,706
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 0.12% (b)	1,342,160	1,342,160
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,507,935	9,507,935
TOTAL MONEY MARKET FUNDS (Cost $10,850,095)		10,850,095
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $86,505,126)		105,725,130
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(11,001,918)
NET ASSETS - 100%		$ 94,723,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,956 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
Puma Biotechnology, Inc. unit	10/4/11	$ 123,326
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 691
Fidelity Securities Lending Cash Central Fund	108,842
Total	$ 109,533
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 94,806,329	$ 94,502,502	$ 180,501	$ 123,326
Convertible Preferred Stocks	68,706	-	-	68,706
Money Market Funds	10,850,095	10,850,095	-	-
Total Investments in Securities:	$ 105,725,130	$ 105,352,597	$ 180,501	$ 192,032
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	192,032
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 192,032
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,988,839) - See accompanying schedule: Unaffiliated issuers (cost $75,655,031)	$ 94,875,035
Fidelity Central Funds (cost $10,850,095)	10,850,095
Total Investments (cost $86,505,126)		$ 105,725,130
Receivable for investments sold		335,190
Receivable for fund shares sold		608,105
Distributions receivable from Fidelity Central Funds		18,712
Prepaid expenses		180
Other receivables		1,286
Total assets		106,688,603

Liabilities
Payable for investments purchased	$ 2,151,462
Payable for fund shares redeemed	180,271
Accrued management fee	44,987
Distribution and service plan fees payable	35,273
Other affiliated payables	20,784
Other payables and accrued expenses	24,679
Collateral on securities loaned, at value	9,507,935
Total liabilities		11,965,391

Net Assets		$ 94,723,212
Net Assets consist of:
Paid in capital		$ 71,580,535
Accumulated net investment loss		(349,332)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,272,005
Net unrealized appreciation (depreciation) on investments		19,220,004
Net Assets		$ 94,723,212

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,771,992 ÷ 3,851,434 shares)	$ 10.07

Maximum offering price per share (100/94.25 of $10.07)	$ 10.68
Class T: Net Asset Value and redemption price per share ($20,689,348 ÷ 2,118,507 shares)	$ 9.77

Maximum offering price per share (100/96.50 of $9.77)	$ 10.12
Class B: Net Asset Value and offering price per share ($5,858,002 ÷ 635,681 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($19,997,785 ÷ 2,169,348 shares)A	$ 9.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,406,085 ÷ 902,939 shares)	$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 126,089
Income from Fidelity Central Funds (including $108,842 from security lending)		109,533
Total income		235,622

Expenses
Management fee	$ 202,766
Transfer agent fees	109,196
Distribution and service plan fees	179,825
Accounting and security lending fees	14,750
Custodian fees and expenses	6,277
Independent trustees' compensation	232
Registration fees	50,048
Audit	22,756
Legal	168
Miscellaneous	299
Total expenses before reductions	586,317
Expense reductions	(2,118)	584,199
Net investment income (loss)		(348,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,695,331
Foreign currency transactions	(37)
Total net realized gain (loss)		6,695,294
Change in net unrealized appreciation (depreciation) on investment securities		4,341,908
Net gain (loss)		11,037,202
Net increase (decrease) in net assets resulting from operations		$ 10,688,625

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (348,577)	$ (708,078)
Net realized gain (loss)	6,695,294	5,234,202
Change in net unrealized appreciation (depreciation)	4,341,908	11,018,770
Net increase (decrease) in net assets resulting from operations	10,688,625	15,544,894
Share transactions - net increase (decrease)	9,394,377	6,522,296
Redemption fees	7,070	3,193
Total increase (decrease) in net assets	20,090,072	22,070,383

Net Assets
Beginning of period	74,633,140	52,562,757
End of period (including accumulated net investment loss of $349,332 and accumulated net investment loss of $755, respectively)	$ 94,723,212	$ 74,633,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.08) I	(.08)	(.09) J	(.09)
Net realized and unrealized gain (loss)	1.29	2.21	(.19)	(.79)	1.20	.51
Total from investment operations	1.26	2.14	(.27)	(.87)	1.11	.42
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 10.07	$ 8.81	$ 6.67	$ 6.94	$ 7.81	$ 7.23
Total Return B,C,D	14.30%	32.08%	(3.89)%	(11.14)%	15.95%	6.17%
Ratios to Average Net Assets F,K
Expenses before reductions	1.37% A	1.35%	1.39%	1.40%	1.37%	1.42%
Expenses net of fee waivers, if any	1.37% A	1.35%	1.39%	1.40%	1.37%	1.40%
Expenses net of all reductions	1.37% A	1.34%	1.38%	1.40%	1.37%	1.40%
Net investment income (loss)	(.72)% A	(.91)% H	(1.15)% I	(1.27)%	(1.24)% J	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,772	$ 30,639	$ 20,154	$ 19,858	$ 18,249	$ 13,081
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09) H	(.09) I	(.09)	(.11) J	(.11)
Net realized and unrealized gain (loss)	1.25	2.15	(.19)	(.78)	1.18	.51
Total from investment operations	1.21	2.06	(.28)	(.87)	1.07	.40
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 8.56	$ 6.50	$ 6.78	$ 7.65	$ 7.11
Total Return B,C,D	14.14%	31.69%	(4.13)%	(11.37)%	15.64%	5.96%
Ratios to Average Net Assets F,K
Expenses before reductions	1.66% A	1.64%	1.69%	1.71%	1.69%	1.75%
Expenses net of fee waivers, if any	1.65% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.99)% A	(1.21)% H	(1.41)% I	(1.52)%	(1.53)% J	(1.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,689	$ 16,454	$ 11,684	$ 13,356	$ 15,123	$ 13,008
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.12) I	(.12)	(.14) J	(.14)
Net realized and unrealized gain (loss)	1.19	2.04	(.18)	(.75)	1.13	.50
Total from investment operations	1.13	1.92	(.30)	(.87)	.99	.36
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.22	$ 8.09	$ 6.17	$ 6.47	$ 7.34	$ 6.88
Total Return B,C,D	13.97%	31.12%	(4.64)%	(11.85)%	14.96%	5.52%
Ratios to Average Net Assets F,K
Expenses before reductions	2.12% A	2.10%	2.14%	2.15%	2.12%	2.17%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.14%	2.15%	2.12%	2.15%
Expenses net of all reductions	2.12% A	2.09%	2.13%	2.15%	2.12%	2.15%
Net investment income (loss)	(1.47)% A	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,858	$ 5,849	$ 6,297	$ 7,377	$ 11,044	$ 12,656
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.12) I	(.12)	(.13) J	(.14)
Net realized and unrealized gain (loss)	1.18	2.04	(.17)	(.75)	1.12	.50
Total from investment operations	1.12	1.92	(.29)	(.87)	.99	.36
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital E,L	-	-	-	-	-	-
Net asset value, end of period	$ 9.22	$ 8.10	$ 6.18	$ 6.47	$ 7.34	$ 6.88
Total Return B,C,D	13.83%	31.07%	(4.48)%	(11.85)%	14.96%	5.52%
Ratios to Average Net Assets F,K
Expenses before reductions	2.12% A	2.10%	2.14%	2.15%	2.12%	2.16%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.14%	2.15%	2.12%	2.15%
Expenses net of all reductions	2.12% A	2.09%	2.13%	2.15%	2.12%	2.15%
Net investment income (loss)	(1.47)% A	(1.66)% H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,998	$ 15,787	$ 11,421	$ 12,426	$ 13,323	$ 11,813
Portfolio turnover rate G	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.79)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91
Income from Investment Operations
Net investment income (loss) D	(.02)	(.05) G	(.06) H	(.06)	(.07) I	(.07)
Net realized and unrealized gain (loss)	1.34	2.28	(.19)	(.82)	1.23	.53
Total from investment operations	1.32	2.23	(.25)	(.88)	1.16	.46
Distributions from net realized gain	-	-	-	-	(.53)	-
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 10.42	$ 9.10	$ 6.87	$ 7.12	$ 8.00	$ 7.37
Total Return B,C	14.51%	32.46%	(3.51)%	(11.00)%	16.35%	6.66%
Ratios to Average Net Assets E,J
Expenses before reductions	1.06% A	1.04%	1.07%	1.11%	1.06%	1.06%
Expenses net of fee waivers, if any	1.06% A	1.04%	1.07%	1.11%	1.06%	1.06%
Expenses net of all reductions	1.06% A	1.03%	1.06%	1.11%	1.06%	1.06%
Net investment income (loss)	(.40)% A	(.60)% G	(.83)% H	(.98)%	(.94)% I	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,406	$ 5,903	$ 3,008	$ 1,901	$ 1,117	$ 991
Portfolio turnover rate F	106% A	99%	130%	73%	132%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,928,884
Gross unrealized depreciation	(5,951,258)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,977,626

Tax cost	$ 87,747,504

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,530,367)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,259,248 and $39,568,886, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,599	$ 512
Class T	.25%	.25%	40,633	-
Class B	.75%	.25%	26,119	19,590
Class C	.75%	.25%	75,474	11,579
			$ 179,825	$ 31,681

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,380
Class T	5,746
Class B*	3,244
Class C*	1,338
$ 23,708

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 44,555.30
Class T	27,380.34
Class B	7,843.30
Class C	22,545.30
Institutional Class	6,873.24
	$ 109,196
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $578 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $98 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $437 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.65%	$ 1,259

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $859 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,596,631	1,294,694	$ 13,765,262	$ 10,912,748
Shares redeemed	(1,223,809)	(838,372)	(9,862,892)	(6,529,914)
Net increase (decrease)	372,822	456,322	$ 3,902,370	$ 4,382,834
Class T
Shares sold	431,162	489,230	$ 3,582,516	$ 3,897,385
Shares redeemed	(235,743)	(364,605)	(1,897,995)	(2,767,714)
Net increase (decrease)	195,419	124,625	$ 1,684,521	$ 1,129,671
Class B
Shares sold	87,604	84,075	$ 712,777	$ 609,091
Shares redeemed	(174,673)	(381,301)	(1,380,543)	(2,636,098)
Net increase (decrease)	(87,069)	(297,226)	$ (667,766)	$ (2,027,007)
Class C
Shares sold	499,221	539,125	$ 4,090,008	$ 4,217,149
Shares redeemed	(279,963)	(438,419)	(2,110,008)	(3,130,462)
Net increase (decrease)	219,258	100,706	$ 1,980,000	$ 1,086,687
Institutional Class
Shares sold	510,746	436,761	$ 4,658,548	$ 3,719,527
Shares redeemed	(256,480)	(225,982)	(2,163,296)	(1,769,416)
Net increase (decrease)	254,266	210,779	$ 2,495,252	$ 1,950,111

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 935.40	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 933.60	$ 8.02
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 931.10	$ 10.44
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 931.00	$ 10.44
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 936.10	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	20.5	12.9
QUALCOMM, Inc.	17.2	9.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.9	10.9
Juniper Networks, Inc.	4.4	1.5
Polycom, Inc.	4.1	3.5
Motorola Solutions, Inc.	3.4	0.0
Brocade Communications Systems, Inc.	3.1	2.1
Harris Corp.	2.5	1.1
Nokia Corp. sponsored ADR	2.4	0.0
F5 Networks, Inc.	2.4	0.3
	64.9
Top Industries (% of fund's net assets)
As of January 31, 2012
Communications Equipment	83.7%
Semiconductors & Semiconductor Equipment	6.4%
Electronic Equipment & Components	2.5%
Software	2.4%
Internet Software & Services	2.2%
All Others*	2.8%

As of July 31, 2011
Communications Equipment	75.0%
Software	8.5%
Wireless Telecommunication Services	7.9%
Semiconductors & Semiconductor Equipment	2.4%
Computers & Peripherals	1.1%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 83.7%
Communications Equipment - 83.7%
Acme Packet, Inc. (a)	6,771	$ 197,916
ADTRAN, Inc.	779	26,977
Alcatel-Lucent SA sponsored ADR (a)	59,757	103,977
Anaren, Inc. (a)	4,400	76,648
Aruba Networks, Inc. (a)(d)	11,540	255,957
Brocade Communications Systems, Inc. (a)	72,859	408,739
Calix Networks, Inc. (a)	4,900	37,093
Ciena Corp. (a)(d)	3,209	46,691
Cisco Systems, Inc.	138,224	2,713,339
Comtech Telecommunications Corp.	6,500	200,590
F5 Networks, Inc. (a)	2,665	319,107
Finisar Corp. (a)	9,859	199,743
Harris Corp.	8,100	332,100
InterDigital, Inc.	3,400	126,888
JDS Uniphase Corp. (a)	3,800	48,222
Juniper Networks, Inc. (a)	27,588	577,417
Motorola Solutions, Inc.	9,847	456,999
NETGEAR, Inc. (a)	6,300	250,866
Nokia Corp. sponsored ADR (d)	63,405	319,561
Oclaro, Inc. (a)	7,675	31,775
PC-Tel, Inc.	3,000	22,320
Plantronics, Inc.	1,600	59,584
Polycom, Inc. (a)	27,499	548,605
QUALCOMM, Inc.	38,681	2,275,216
Research In Motion Ltd. (a)	5,600	93,128
Riverbed Technology, Inc. (a)	11,758	281,487
Sycamore Networks, Inc. (a)	3,800	73,796
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	69,920	648,158
ViaSat, Inc. (a)	6,000	285,240
Wi-Lan, Inc.	12,400	70,733
		11,088,872
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple, Inc. (a)	154	70,298
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Prysmian SpA	5,000	75,076
ELECTRONIC EQUIPMENT & COMPONENTS - 2.5%
Electronic Components - 0.8%
Vishay Intertechnology, Inc. (a)	8,700	106,836
Electronic Manufacturing Services - 1.7%
Fabrinet (a)	600	9,882
Flextronics International Ltd. (a)	21,700	149,079
TE Connectivity Ltd.	2,000	68,200
		227,161
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		333,997

	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.2%
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	8,100	$ 261,225
Rackspace Hosting, Inc. (a)	800	34,728
		295,953
MEDIA - 0.4%
Advertising - 0.4%
Digital Generation, Inc. (a)	3,300	45,870
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Semiconductor Equipment - 1.0%
ASML Holding NV	3,100	133,269
Semiconductors - 5.4%
Altera Corp.	5,100	202,929
Analog Devices, Inc.	5,200	203,476
Marvell Technology Group Ltd. (a)	2,300	35,719
ON Semiconductor Corp. (a)	4,500	39,150
Skyworks Solutions, Inc. (a)	1,900	41,002
Texas Instruments, Inc.	4,200	135,996
Xilinx, Inc.	1,600	57,360
		715,632
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		848,901
SOFTWARE - 2.4%
Application Software - 0.5%
BroadSoft, Inc. (a)(d)	1,100	30,668
Citrix Systems, Inc. (a)	500	32,605
		63,273
Systems Software - 1.9%
Allot Communications Ltd. (a)	1,600	25,216
Microsoft Corp.	4,900	144,697
Oracle Corp.	2,900	81,780
		251,693
TOTAL SOFTWARE		314,966
TOTAL COMMON STOCKS (Cost $12,576,463)		13,073,933
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	152,858	$ 152,858
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	323,450	323,450
TOTAL MONEY MARKET FUNDS (Cost $476,308)		476,308
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $13,052,771)		13,550,241
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(303,670)
NET ASSETS - 100%		$ 13,246,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132
Fidelity Securities Lending Cash Central Fund	27,141
Total	$ 27,273
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Sweden	4.9%
Finland	2.4%
Canada	1.2%
Singapore	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $310,065) - See accompanying schedule: Unaffiliated issuers (cost $12,576,463)	$ 13,073,933
Fidelity Central Funds (cost $476,308)	476,308
Total Investments (cost $13,052,771)		$ 13,550,241
Receivable for investments sold		142,043
Receivable for fund shares sold		12,518
Dividends receivable		2,722
Distributions receivable from Fidelity Central Funds		640
Prepaid expenses		69
Receivable from investment adviser for expense reductions		2,047
Other receivables		358
Total assets		13,710,638

Liabilities
Payable for investments purchased	$ 45,838
Payable for fund shares redeemed	55,501
Accrued management fee	6,208
Distribution and service plan fees payable	5,737
Other affiliated payables	3,789
Other payables and accrued expenses	23,544
Collateral on securities loaned, at value	323,450
Total liabilities		464,067

Net Assets		$ 13,246,571
Net Assets consist of:
Paid in capital		$ 14,803,389
Accumulated net investment loss		(60,811)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,993,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		497,489
Net Assets		$ 13,246,571

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,857,407 ÷ 546,528 shares)	$ 8.89

Maximum offering price per share (100/94.25 of $8.89)	$ 9.43
Class T: Net Asset Value and redemption price per share ($3,813,059 ÷ 441,279 shares)	$ 8.64

Maximum offering price per share (100/96.50 of $8.64)	$ 8.95
Class B: Net Asset Value and offering price per share ($810,179 ÷ 99,304 shares)A	$ 8.16

Class C: Net Asset Value and offering price per share ($2,917,554 ÷ 357,780 shares)A	$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($848,372 ÷ 92,736 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 39,399
Interest		22
Income from Fidelity Central Funds (including $27,141 from security lending)		27,273
Total income		66,694

Expenses
Management fee	$ 42,084
Transfer agent fees	23,607
Distribution and service plan fees	38,476
Accounting and security lending fees	3,070
Custodian fees and expenses	2,007
Independent trustees' compensation	57
Registration fees	47,860
Audit	25,003
Legal	52
Miscellaneous	91
Total expenses before reductions	182,307
Expense reductions	(57,595)	124,712
Net investment income (loss)		(58,018)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,812,437)
Foreign currency transactions	(597)
Total net realized gain (loss)		(1,813,034)
Change in net unrealized appreciation (depreciation) on: Investment securities	(108,304)
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		(108,285)
Net gain (loss)		(1,921,319)
Net increase (decrease) in net assets resulting from operations		$ (1,979,337)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (58,018)	$ (190,541)
Net realized gain (loss)	(1,813,034)	1,590,280
Change in net unrealized appreciation (depreciation)	(108,285)	(1,230,510)
Net increase (decrease) in net assets resulting from operations	(1,979,337)	169,229
Distributions to shareholders from net realized gain	(401,208)	-
Share transactions - net increase (decrease)	(7,804,051)	8,972,466
Redemption fees	603	1,851
Total increase (decrease) in net assets	(10,183,993)	9,143,546

Net Assets
Beginning of period	23,430,564	14,287,018
End of period (including accumulated net investment loss of $60,811 and accumulated net investment loss of $2,793, respectively)	$ 13,246,571	$ 23,430,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.11)	.02 H	(.08)	(.09)
Net realized and unrealized gain (loss)	(.62)	1.12	1.50	(.56)	(1.45)	2.29
Total from investment operations	(.64)	1.06	1.39	(.54)	(1.53)	2.20
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.89	$ 9.73	$ 8.67	$ 7.28	$ 7.82	$ 9.49
Total Return B,C,D	(6.46)%	12.23%	19.09%	(6.91)%	(16.43)%	30.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	1.64%	1.90%	3.15%	2.25%	2.24%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.38%	1.40%	1.39%	1.40%
Net investment income (loss)	(.51)% A	(.60)%	(1.32)%	.26% H	(.91)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,857	$ 8,787	$ 4,860	$ 3,476	$ 2,459	$ 2,825
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.13)	- H,J	(.10)	(.11)
Net realized and unrealized gain (loss)	(.61)	1.11	1.46	(.55)	(1.42)	2.26
Total from investment operations	(.64)	1.02	1.33	(.55)	(1.52)	2.15
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.64	$ 9.48	$ 8.46	$ 7.13	$ 7.68	$ 9.34
Total Return B,C,D	(6.64)%	12.06%	18.65%	(7.16)%	(16.59)%	29.90%
Ratios to Average Net Assets F,I
Expenses before reductions	2.46% A	1.97%	2.20%	3.52%	2.62%	2.57%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.63%	1.65%	1.65%	1.64%
Net investment income (loss)	(.75)% A	(.85)%	(1.57)%	.01% H	(1.16)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,813	$ 4,607	$ 3,273	$ 2,396	$ 2,138	$ 3,271
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.16)	(.03) H	(.14)	(.14)
Net realized and unrealized gain (loss)	(.58)	1.06	1.39	(.53)	(1.36)	2.18
Total from investment operations	(.63)	.93	1.23	(.56)	(1.50)	2.04
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.16	$ 8.99	$ 8.06	$ 6.83	$ 7.39	$ 9.03
Total Return B,C,D	(6.89)%	11.54%	18.01%	(7.58)%	(16.94)%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.90% A	2.47%	2.68%	3.98%	3.03%	3.00%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.13%	2.15%	2.15%	2.15%
Net investment income (loss)	(1.25)% A	(1.35)%	(2.07)%	(.49)% H	(1.67)%	(1.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 810	$ 1,316	$ 1,408	$ 1,281	$ 1,219	$ 2,225
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.16)	(.03) H	(.14)	(.14)
Net realized and unrealized gain (loss)	(.58)	1.05	1.40	(.53)	(1.37)	2.18
Total from investment operations	(.63)	.92	1.24	(.56)	(1.51)	2.04
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 8.15	$ 8.98	$ 8.06	$ 6.82	$ 7.38	$ 9.03
Total Return B,C,D	(6.90)%	11.41%	18.18%	(7.59)%	(17.06)%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.90% A	2.40%	2.67%	3.63%	3.02%	2.98%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.13%	2.15%	2.15%	2.15%
Net investment income (loss)	(1.26)% A	(1.35)%	(2.07)%	(.49)% H	(1.67)%	(1.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,918	$ 5,866	$ 3,029	$ 2,792	$ 1,097	$ 1,745
Portfolio turnover rate G	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.09)	.03 G	(.06)	(.07)
Net realized and unrealized gain (loss)	(.64)	1.16	1.52	(.56)	(1.47)	2.33
Total from investment operations	(.65)	1.12	1.43	(.53)	(1.53)	2.26
Distributions from net realized gain	(.20)	-	-	-	(.14)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.15	$ 10.00	$ 8.88	$ 7.45	$ 7.98	$ 9.65
Total Return B,C	(6.39)%	12.61%	19.19%	(6.64)%	(16.16)%	30.58%
Ratios to Average Net Assets E,H
Expenses before reductions	1.75% A	1.22%	1.54%	2.44%	1.94%	1.87%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.14%	1.13%	1.15%	1.14%	1.15%
Net investment income (loss)	(.25)% A	(.35)%	(1.07)%	.51% G	(.66)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848	$ 2,855	$ 1,717	$ 957	$ 229	$ 324
Portfolio turnover rate F	109% A	101%	106%	97%	63%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,223,376
Gross unrealized depreciation	(960,404)
Net unrealized appreciation (depreciation) on securities and other investments	$ 262,972

Tax cost	$ 13,287,269

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,467,444 and $16,233,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,967	$ 41
Class T	.25%	.25%	9,508	-
Class B	.75%	.25%	4,509	3,382
Class C	.75%	.25%	17,492	5,337
			$ 38,476	$ 8,760

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,058
Class T	806
Class B*	2,593
Class C*	1,482
$ 5,939

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,505.30
Class T	6,771.36
Class B	1,386.31
Class C	5,489.31
Institutional Class	1,456.23
	$ 23,607

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,511 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 20,762
Class T	1.65%	15,351
Class B	2.15%	3,398
Class C	2.15%	13,042
Institutional Class	1.15%	3,877
		$ 56,430

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,165 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 136,672	$ -
Class T	94,407	-
Class B	23,930	-
Class C	101,740	-
Institutional Class	44,459	-
Total	$ 401,208	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	52,836	848,465	$ 460,277	$ 9,277,193
Reinvestment of distributions	15,026	-	125,915	-
Shares redeemed	(424,065)	(506,493)	(3,607,261)	(5,495,871)
Net increase (decrease)	(356,203)	341,972	$ (3,021,069)	$ 3,781,322
Class T
Shares sold	65,496	222,009	$ 560,926	$ 2,346,633
Reinvestment of distributions	11,468	-	93,466	-
Shares redeemed	(121,625)	(122,895)	(1,028,340)	(1,276,707)
Net increase (decrease)	(44,661)	99,114	$ (373,948)	$ 1,069,926
Class B
Shares sold	9	48,553	$ 69	$ 469,014
Reinvestment of distributions	3,015	-	23,244	-
Shares redeemed	(50,183)	(76,689)	(397,202)	(748,333)
Net increase (decrease)	(47,159)	(28,136)	$ (373,889)	$ (279,319)
Class C
Shares sold	23,854	468,878	$ 187,885	$ 4,767,947
Reinvestment of distributions	10,744	-	82,834	-
Shares redeemed	(329,846)	(191,799)	(2,594,781)	(1,863,160)
Net increase (decrease)	(295,248)	277,079	$ (2,324,062)	$ 2,904,787
Institutional Class
Shares sold	11,828	497,180	$ 102,072	$ 5,828,732
Reinvestment of distributions	2,747	-	23,680	-
Shares redeemed	(207,315)	(405,041)	(1,836,835)	(4,332,982)
Net increase (decrease)	(192,740)	92,139	$ (1,711,083)	$ 1,495,750

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,019.00	$ 7.11
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 1,016.80	$ 8.36
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 1,014.60	$ 10.89
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 1,014.60	$ 10.89
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.06%
Actual		$ 1,000.00	$ 1,019.80	$ 5.38
Hypothetical A		$ 1,000.00	$ 1,019.81	$ 5.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	6.6	4.9
The Walt Disney Co.	5.7	3.1
Comcast Corp. Class A	5.0	0.0
Amazon.com, Inc.	4.9	5.8
Home Depot, Inc.	3.8	0.0
Lowe's Companies, Inc.	3.8	5.3
Time Warner, Inc.	3.7	3.8
Starbucks Corp.	3.7	2.8
Ford Motor Co.	3.6	0.0
Bed Bath & Beyond, Inc.	3.4	2.9
	44.2
Top Industries (% of fund's net assets)
As of January 31, 2012
Specialty Retail	25.5%
Media	23.1%
Hotels, Restaurants & Leisure	18.8%
Textiles, Apparel & Luxury Goods	8.3%
Internet & Catalog Retail	5.6%
All Others*	18.7%

As of July 31, 2011
Hotels, Restaurants & Leisure	22.8%
Specialty Retail	20.8%
Media	20.0%
Internet & Catalog Retail	9.6%
Textiles, Apparel & Luxury Goods	5.3%
All Others*	21.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Delphi Automotive PLC	8,000	$ 214,640
Gentex Corp.	29,090	781,648
		996,288
AUTOMOBILES - 4.6%
Automobile Manufacturers - 4.6%
Bayerische Motoren Werke AG (BMW)	7,042	602,280
Ford Motor Co.	174,153	2,162,980
		2,765,260
DIVERSIFIED CONSUMER SERVICES - 2.7%
Education Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	9,800	513,618
Specialized Consumer Services - 1.8%
Sotheby's Class A (Ltd. vtg.)	11,506	385,796
Steiner Leisure Ltd. (a)	2,964	146,362
Weight Watchers International, Inc. (d)	7,435	566,027
		1,098,185
TOTAL DIVERSIFIED CONSUMER SERVICES		1,611,803
HOTELS, RESTAURANTS & LEISURE - 18.8%
Casinos & Gaming - 3.2%
Las Vegas Sands Corp.	30,471	1,496,431
Las Vegas Sands Corp. warrants 11/16/13 (a)	410	294,963
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	10,700	119,305
		1,910,699
Hotels, Resorts & Cruise Lines - 0.3%
Wyndham Worldwide Corp.	5,300	210,728
Restaurants - 15.3%
Arcos Dorados Holdings, Inc.	6,000	129,000
BJ's Restaurants, Inc. (a)	9,610	480,788
Bravo Brio Restaurant Group, Inc. (a)	7,400	142,450
Darden Restaurants, Inc.	8,263	379,024
Denny's Corp. (a)	24,860	106,649
Dunkin' Brands Group, Inc. (a)(d)	10,400	287,560
McDonald's Corp.	40,572	4,018,657
Ruth's Hospitality Group, Inc. (a)	76,599	474,148
Starbucks Corp.	46,218	2,215,229
Texas Roadhouse, Inc. Class A	66,325	1,005,487
		9,238,992
TOTAL HOTELS, RESTAURANTS & LEISURE		11,360,419
HOUSEHOLD DURABLES - 1.9%
Home Furnishings - 1.1%
Tempur-Pedic International, Inc. (a)	10,299	687,046

	Shares	Value
Homebuilding - 0.8%
Lennar Corp. Class A (d)	22,911	$ 492,357
TOTAL HOUSEHOLD DURABLES		1,179,403
INTERNET & CATALOG RETAIL - 5.6%
Internet Retail - 5.6%
Amazon.com, Inc. (a)	15,263	2,967,738
Groupon, Inc. Class A (a)(d)	19,450	396,586
		3,364,324
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Bankrate, Inc.	6,904	161,485
Google, Inc. Class A (a)	498	288,895
		450,380
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Leisure Products - 0.9%
Hasbro, Inc.	14,822	517,436
MEDIA - 23.1%
Broadcasting - 3.7%
CBS Corp. Class B	43,523	1,239,535
Discovery Communications, Inc. (a)	8,800	377,344
Liberty Media Corp. Capital Series A (a)	7,562	623,184
		2,240,063
Cable & Satellite - 8.7%
Comcast Corp. Class A	114,382	3,041,417
DIRECTV (a)	4,995	224,825
DISH Network Corp. Class A	16,750	467,660
Sirius XM Radio, Inc. (a)(d)	427,034	892,501
Time Warner Cable, Inc.	4,739	349,359
Virgin Media, Inc.	11,300	269,392
		5,245,154
Movies & Entertainment - 10.7%
News Corp. Class A	40,237	757,663
The Walt Disney Co.	88,758	3,452,686
Time Warner, Inc.	59,976	2,222,711
		6,433,060
TOTAL MEDIA		13,918,277
MULTILINE RETAIL - 4.6%
General Merchandise Stores - 4.6%
Dollar Tree, Inc. (a)	12,015	1,018,992
Target Corp.	34,413	1,748,525
		2,767,517
SOFTWARE - 0.5%
Home Entertainment Software - 0.5%
Take-Two Interactive Software, Inc. (a)	10,300	160,680
Zynga, Inc. (d)	16,200	170,100
		330,780
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 25.5%
Apparel Retail - 6.2%
Body Central Corp. (a)	7,100	$ 190,848
Express, Inc. (a)	16,600	359,224
Foot Locker, Inc.	17,257	452,824
Inditex SA	1,557	135,833
Limited Brands, Inc.	27,697	1,159,396
TJX Companies, Inc.	21,372	1,456,288
		3,754,413
Automotive Retail - 3.4%
Advance Auto Parts, Inc.	19,020	1,457,693
AutoZone, Inc. (a)	1,800	626,184
		2,083,877
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	22,700	543,665
Home Improvement Retail - 8.2%
Home Depot, Inc.	52,000	2,308,280
Lowe's Companies, Inc.	85,353	2,290,021
Lumber Liquidators Holdings, Inc. (a)	15,625	333,750
		4,932,051
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	33,452	2,030,536
Mattress Firm Holding Corp. (d)	6,100	201,483
Pier 1 Imports, Inc. (a)	17,700	275,235
		2,507,254
Specialty Stores - 2.6%
Tiffany & Co., Inc.	6,380	407,044
Tractor Supply Co.	8,935	721,680
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,950	453,509
		1,582,233
TOTAL SPECIALTY RETAIL		15,403,493
TEXTILES, APPAREL & LUXURY GOODS - 8.3%
Apparel, Accessories & Luxury Goods - 4.4%
Michael Kors Holdings Ltd.	4,600	142,370
PVH Corp.	8,133	627,786

	Shares	Value
Ralph Lauren Corp.	4,800	$ 729,600
Vera Bradley, Inc. (a)(d)	10,594	379,477
VF Corp.	5,800	762,642
		2,641,875
Footwear - 3.9%
Deckers Outdoor Corp. (a)	5,000	404,250
NIKE, Inc. Class B	18,648	1,939,206
		2,343,456
TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,985,331
TOTAL COMMON STOCKS (Cost $52,205,611)		59,650,711
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.12% (b)	857,743	857,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,248,475	3,248,475
TOTAL MONEY MARKET FUNDS (Cost $4,106,218)		4,106,218
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $56,311,829)		63,756,929
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(3,383,247)
NET ASSETS - 100%		$ 60,373,682
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 254
Fidelity Securities Lending Cash Central Fund	29,203
Total	$ 29,457
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 59,650,711	$ 59,355,748	$ 294,963	$ -
Money Market Funds	4,106,218	4,106,218	-	-
Total Investments in Securities:	$ 63,756,929	$ 63,461,966	$ 294,963	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,146,840) - See accompanying schedule: Unaffiliated issuers (cost $52,205,611)	$ 59,650,711
Fidelity Central Funds (cost $4,106,218)	4,106,218
Total Investments (cost $56,311,829)		$ 63,756,929
Receivable for investments sold		1,371,597
Receivable for fund shares sold		183,293
Dividends receivable		31,806
Distributions receivable from Fidelity Central Funds		13,369
Prepaid expenses		120
Other receivables		1,191
Total assets		65,358,305

Liabilities
Payable for investments purchased	$ 1,468,222
Payable for fund shares redeemed	178,692
Accrued management fee	31,676
Distribution and service plan fees payable	17,042
Other affiliated payables	13,383
Other payables and accrued expenses	27,133
Collateral on securities loaned, at value	3,248,475
Total liabilities		4,984,623

Net Assets		$ 60,373,682
Net Assets consist of:
Paid in capital		$ 52,804,826
Accumulated net investment loss		(11,838)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		135,755
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,444,939
Net Assets		$ 60,373,682

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,997,882 ÷ 1,371,960 shares)	$ 15.31

Maximum offering price per share (100/94.25 of $15.31)	$ 16.24
Class T: Net Asset Value and redemption price per share ($9,767,607 ÷ 663,844 shares)	$ 14.71

Maximum offering price per share (100/96.50 of $14.71)	$ 15.24
Class B: Net Asset Value and offering price per share ($2,935,388 ÷ 217,743 shares)A	$ 13.48

Class C: Net Asset Value and offering price per share ($7,806,984 ÷ 577,726 shares)A	$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,865,821 ÷ 1,175,905 shares)	$ 16.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 420,914
Interest		1
Income from Fidelity Central Funds (including $29,203 from security lending)		29,457
Total income		450,372

Expenses
Management fee	$ 138,043
Transfer agent fees	68,201
Distribution and service plan fees	95,482
Accounting and security lending fees	9,767
Custodian fees and expenses	9,734
Independent trustees' compensation	162
Registration fees	38,796
Audit	27,564
Legal	112
Miscellaneous	225
Total expenses before reductions	388,086
Expense reductions	(16,633)	371,453
Net investment income (loss)		78,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,532)	408,074
Foreign currency transactions	(4,705)
Total net realized gain (loss)		403,369
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,492)	711,594
Assets and liabilities in foreign currencies	403
Total change in net unrealized appreciation (depreciation)		711,997
Net gain (loss)		1,115,366
Net increase (decrease) in net assets resulting from operations		$ 1,194,285

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,919	$ (180,164)
Net realized gain (loss)	403,369	5,895,581
Change in net unrealized appreciation (depreciation)	711,997	6,053,008
Net increase (decrease) in net assets resulting from operations	1,194,285	11,768,425
Distributions to shareholders from net investment income	(82,290)	-
Distributions to shareholders from net realized gain	(2,716,672)	-
Total distributions	(2,798,962)	-
Share transactions - net increase (decrease)	8,715,377	(7,894,650)
Redemption fees	2,015	1,559
Total increase (decrease) in net assets	7,112,715	3,875,334

Net Assets
Beginning of period	53,260,967	49,385,633
End of period (including accumulated net investment loss of $11,838 and accumulated net investment loss of $8,467, respectively)	$ 60,373,682	$ 53,260,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	(.02)	.04	.02	.02 H
Net realized and unrealized gain (loss)	.14	3.27	2.51	(1.16)	(3.09)	1.83
Total from investment operations	.17	3.25	2.49	(1.12)	(3.07)	1.85
Distributions from net investment income	(.03)	-	-	(.03)	-	(.05)
Distributions from net realized gain	(.83)	-	-	-	(1.41)	(2.30)
Total distributions	(.86)	-	-	(.03)	(1.41)	(2.35)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 15.31	$ 16.00	$ 12.75	$ 10.26	$ 11.41	$ 15.89
Total Return B,C,D	1.90%	25.49%	24.27%	(9.81)%	(21.24)%	11.67%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A	1.39%	1.44%	1.62%	1.40%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.38%	1.39%	1.40%	1.40%	1.39%
Net investment income (loss)	.44% A	(.15)%	(.15)%	.42%	.15%	.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,998	$ 23,447	$ 19,423	$ 13,010	$ 11,899	$ 19,708
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03
Income from Investment Operations
Net investment income (loss) E	.01	(.06)	(.05)	.01	(.01)	(.02) H
Net realized and unrealized gain (loss)	.12	3.17	2.43	(1.12)	(3.00)	1.79
Total from investment operations	.13	3.11	2.38	(1.11)	(3.01)	1.77
Distributions from net investment income	(.02)	-	-	(.02)	-	(.03)
Distributions from net realized gain	(.83)	-	-	-	(1.39)	(2.30)
Total distributions	(.85)	-	-	(.02)	(1.39)	(2.33)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.71	$ 15.43	$ 12.32	$ 9.94	$ 11.07	$ 15.47
Total Return B,C,D	1.68%	25.24%	23.94%	(10.04)%	(21.41)%	11.43%
Ratios to Average Net Assets F,I
Expenses before reductions	1.73% A	1.66%	1.71%	1.89%	1.64%	1.69%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.64%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.65%	1.62%	1.61%
Net investment income (loss)	.19% A	(.40)%	(.40)%	.17%	(.08)%	(.10)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,768	$ 9,897	$ 8,018	$ 6,738	$ 9,095	$ 14,787
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.10)	(.03)	(.07)	(.10) H
Net realized and unrealized gain (loss)	.10	2.93	2.26	(1.06)	(2.81)	1.70
Total from investment operations	.08	2.81	2.16	(1.09)	(2.88)	1.60
Distributions from net realized gain	(.83)	-	-	-	(1.33)	(2.30)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.48	$ 14.23	$ 11.42	$ 9.26	$ 10.35	$ 14.56
Total Return B,C,D	1.46%	24.61%	23.33%	(10.53)%	(21.80)%	10.82%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.15%	2.21%	2.38%	2.14%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.14%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.14%	2.15%	2.14%	2.15%
Net investment income (loss)	(.31)% A	(.90)%	(.90)%	(.33)%	(.60)%	(.64)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,935	$ 3,170	$ 3,643	$ 3,550	$ 5,090	$ 11,081
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.10)	(.03)	(.07)	(.10) H
Net realized and unrealized gain (loss)	.10	2.94	2.27	(1.07)	(2.81)	1.71
Total from investment operations	.08	2.82	2.17	(1.10)	(2.88)	1.61
Distributions from net realized gain	(.83)	-	-	-	(1.34)	(2.30)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 13.51	$ 14.26	$ 11.44	$ 9.27	$ 10.37	$ 14.59
Total Return B,C,D	1.46%	24.65%	23.41%	(10.61)%	(21.77)%	10.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.22% A	2.11%	2.12%	2.38%	2.15%	2.16%
Expenses net of fee waivers, if any	2.15% A	2.11%	2.12%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.09%	2.11%	2.15%	2.14%	2.15%
Net investment income (loss)	(.31)% A	(.86)%	(.87)%	(.33)%	(.60)%	(.64)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,807	$ 7,341	$ 9,288	$ 2,955	$ 3,430	$ 8,051
Portfolio turnover rate G	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82
Income from Investment Operations
Net investment income (loss) D	.06	.03	.02	.06	.06	.06 G
Net realized and unrealized gain (loss)	.14	3.42	2.60	(1.20)	(3.22)	1.89
Total from investment operations	.20	3.45	2.62	(1.14)	(3.16)	1.95
Distributions from net investment income	(.05)	-	(.01)	(.04)	-	(.06)
Distributions from net realized gain	(.83)	-	-	-	(1.41)	(2.30)
Total distributions	(.88)	-	(.01)	(.04)	(1.41)	(2.36)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 16.04	$ 16.72	$ 13.27	$ 10.66	$ 11.84	$ 16.41
Total Return B,C	1.98%	26.00%	24.62%	(9.59)%	(21.09)%	12.04%
Ratios to Average Net Assets E,H
Expenses before reductions	1.06% A	1.03%	1.09%	1.15%	1.14%	1.15%
Expenses net of fee waivers, if any	1.06% A	1.03%	1.09%	1.15%	1.14%	1.15%
Expenses net of all reductions	1.05% A	1.01%	1.08%	1.15%	1.14%	1.14%
Net investment income (loss)	.78% A	.22%	.16%	.67%	.40%	.36% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,866	$ 9,406	$ 9,013	$ 5,990	$ 398	$ 1,385
Portfolio turnover rate F	179% A	179%	163%	99%	63%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,060,075
Gross unrealized depreciation	(1,116,612)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,943,463

Tax cost	$ 56,813,466

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,987,362 and $45,727,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,025	$ 1,254
Class T	.25%	.25%	22,650	-
Class B	.75%	.25%	14,293	10,720
Class C	.75%	.25%	33,514	6,593
			$ 95,482	$ 18,567

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,913
Class T	1,280
Class B*	2,049
Class C*	361
$ 5,603

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,507.30
Class T	14,322.32
Class B	4,341.30
Class C	10,009.30
Institutional Class	9,022.17
	$ 68,201

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,472 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 7,192
Class T	1.65%	3,817
Class B	2.15%	1,062
Class C	2.15%	2,330
		$ 14,401

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,232 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 44,402	$ -
Class T	11,934	-
Institutional Class	25,954	-
Total	$ 82,290	$ -
From net realized gain
Class A	$ 1,117,697	$ -
Class T	525,372	-
Class B	185,641	-
Class C	423,815	-
Institutional Class	464,147	-
Total	$ 2,716,672	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	237,900	665,093	$ 3,438,963	$ 10,095,802
Reinvestment of distributions	76,740	-	1,020,698	-
Shares redeemed	(407,837)	(723,296)	(5,816,225)	(10,778,369)
Net increase (decrease)	(93,197)	(58,203)	$ (1,356,564)	$ (682,567)
Class T
Shares sold	53,500	187,572	$ 745,357	$ 2,764,268
Reinvestment of distributions	40,961	-	523,233	-
Shares redeemed	(72,138)	(196,717)	(988,977)	(2,907,152)
Net increase (decrease)	22,323	(9,145)	$ 279,613	$ (142,884)
Class B
Shares sold	13,748	40,939	$ 169,530	$ 519,870
Reinvestment of distributions	13,190	-	154,193	-
Shares redeemed	(31,992)	(137,051)	(403,549)	(1,818,569)
Net increase (decrease)	(5,054)	(96,112)	$ (79,826)	$ (1,298,699)
Class C
Shares sold	127,867	588,992	$ 1,640,233	$ 8,103,013
Reinvestment of distributions	33,472	-	392,295	-
Shares redeemed	(98,361)	(885,890)	(1,240,984)	(12,399,353)
Net increase (decrease)	62,978	(296,898)	$ 791,544	$ (4,296,340)
Institutional Class
Shares sold	837,357	346,649	$ 12,503,594	$ 5,583,185
Reinvestment of distributions	13,483	-	188,283	-
Shares redeemed	(237,516)	(463,053)	(3,611,267)	(7,057,345)
Net increase (decrease)	613,324	(116,404)	$ 9,080,610	$ (1,474,160)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,047.00	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 1,045.80	$ 8.49
Hypothetical A		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.15%
Actual		$ 1,000.00	$ 1,043.40	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Class C	2.15%
Actual		$ 1,000.00	$ 1,043.40	$ 11.04
Hypothetical A		$ 1,000.00	$ 1,014.33	$ 10.89
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,047.90	$ 5.92
Hypothetical A		$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Marvell Technology Group Ltd.	9.1	10.6
Texas Instruments, Inc.	8.6	2.7
Broadcom Corp. Class A	8.3	9.7
Freescale Semiconductor Holdings I Ltd.	3.6	3.1
Intersil Corp. Class A	3.6	3.5
Intel Corp.	3.6	7.8
ON Semiconductor Corp.	3.5	3.4
Advanced Micro Devices, Inc.	2.9	4.9
Skyworks Solutions, Inc.	2.7	1.3
NXP Semiconductors NV	2.7	3.4
	48.6
Top Industries (% of fund's net assets)
As of January 31, 2012
Semiconductors & Semiconductor Equipment	83.8%
Electronic Equipment & Components	5.4%
Communications Equipment	2.7%
Computers & Peripherals	2.4%
Internet Software & Services	0.7%
All Others*	5.0%

As of July 31, 2011
Semiconductors & Semiconductor Equipment	88.2%
Electronic Equipment & Components	4.0%
Communications Equipment	3.4%
Computers & Peripherals	3.0%
Internet Software & Services	0.3%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
Juniper Networks, Inc. (a)	5,700	$ 119,301
QUALCOMM, Inc.	5,534	325,510
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,200	29,664
		474,475
COMPUTERS & PERIPHERALS - 2.4%
Computer Storage & Peripherals - 2.4%
NetApp, Inc. (a)	900	33,966
SanDisk Corp. (a)	8,086	370,986
Synaptics, Inc. (a)	130	4,980
		409,932
ELECTRONIC EQUIPMENT & COMPONENTS - 5.4%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	15,668	198,514
Amphenol Corp. Class A	110	5,987
Corning, Inc.	8,671	111,596
		316,097
Electronic Manufacturing Services - 3.5%
Benchmark Electronics, Inc. (a)	4,121	70,881
Fabrinet (a)	1,388	22,860
Flextronics International Ltd. (a)	37,195	255,530
Jabil Circuit, Inc.	3,654	82,800
TE Connectivity Ltd.	1,900	64,790
TTM Technologies, Inc. (a)	8,868	108,810
Viasystems Group, Inc. (a)	12	204
		605,875
Technology Distributors - 0.1%
Avnet, Inc. (a)	200	6,974
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		928,946
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	200	116,022
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.5%
Semiconductor Equipment - 9.1%
Advanced Energy Industries, Inc. (a)	15	160
Amkor Technology, Inc. (a)(d)	68,574	392,929
Applied Materials, Inc.	3,274	40,205
ASML Holding NV	4,410	189,586
Cabot Microelectronics Corp. (a)	50	2,521
Cohu, Inc.	20	263
Cymer, Inc. (a)	6,632	330,207
Entegris, Inc. (a)	8,851	84,793

	Shares	Value
KLA-Tencor Corp.	1,130	$ 57,777
Lam Research Corp. (a)	7,458	317,636
MEMC Electronic Materials, Inc. (a)	8,762	40,042
Nanometrics, Inc. (a)	340	6,885
Nova Measuring Instruments Ltd. (a)	220	1,890
Teradyne, Inc. (a)	330	5,396
Tessera Technologies, Inc. (a)	4,624	91,555
Ultratech, Inc. (a)	210	6,143
		1,567,988
Semiconductors - 72.4%
Advanced Micro Devices, Inc. (a)	73,234	491,400
Alpha & Omega Semiconductor Ltd. (a)	7,197	66,788
Altera Corp.	9,749	387,913
Analog Devices, Inc.	2,780	108,781
Applied Micro Circuits Corp. (a)	6,383	49,979
Atmel Corp. (a)	20,216	196,297
Avago Technologies Ltd.	8,986	304,985
BCD Semiconductor Manufacturing Ltd. ADR	21,295	86,884
Broadcom Corp. Class A	41,829	1,436,408
Cirrus Logic, Inc. (a)	2,630	53,731
Cree, Inc. (a)	2,190	55,692
Cypress Semiconductor Corp.	7,915	136,098
Entropic Communications, Inc. (a)	8,300	48,472
Exar Corp. (a)	200	1,336
Fairchild Semiconductor International, Inc. (a)	19,741	275,979
First Solar, Inc. (a)	78	3,298
Freescale Semiconductor Holdings I Ltd. (d)	39,054	623,692
Himax Technologies, Inc. sponsored ADR	21,438	29,799
Intel Corp.	23,300	615,586
Intermolecular, Inc.	7,117	59,925
International Rectifier Corp. (a)	6,389	145,669
Intersil Corp. Class A	55,176	621,282
JA Solar Holdings Co. Ltd. ADR (a)	18,550	32,648
Linear Technology Corp.	30	1,000
LSI Corp. (a)	3,357	25,412
MagnaChip Semiconductor Corp.	7,500	72,900
Marvell Technology Group Ltd. (a)	101,096	1,570,016
Maxim Integrated Products, Inc.	2,310	62,000
Micron Technology, Inc. (a)	58,351	442,884
Monolithic Power Systems, Inc. (a)	7,912	129,678
Motech Industries, Inc.	1	2
NVIDIA Corp. (a)	30,309	447,664
NXP Semiconductors NV (a)	21,768	462,135
O2Micro International Ltd. sponsored ADR (a)	4,700	22,278
Omnivision Technologies, Inc. (a)	2,000	26,620
ON Semiconductor Corp. (a)	69,184	601,901
PMC-Sierra, Inc. (a)	46,631	303,102
RDA Microelectronics, Inc. sponsored ADR (a)	818	10,757
RF Micro Devices, Inc. (a)	10,191	50,853
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Skyworks Solutions, Inc. (a)	21,939	$ 473,444
Spansion, Inc. Class A (a)	25,172	252,475
Standard Microsystems Corp. (a)	1,914	49,305
STATS ChipPAC Ltd. (a)	123,000	51,338
Supertex, Inc. (a)	540	9,979
Texas Instruments, Inc.	45,918	1,486,825
Trident Microsystems, Inc. (a)	19	3
Trina Solar Ltd. (a)(d)	1,800	14,472
TriQuint Semiconductor, Inc. (a)	8,400	50,316
Volterra Semiconductor Corp. (a)	800	24,136
Xilinx, Inc.	70	2,510
		12,476,647
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		14,044,635
TOTAL COMMON STOCKS (Cost $18,549,621)		15,974,011
Convertible Bonds - 2.3%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Micron Technology, Inc.:
1.5% 8/1/31 (e)	$ 60,000	59,475
1.875% 8/1/31 (e)	140,000	140,175
4.25% 10/15/13	60,000	95,850
ON Semiconductor Corp. 1.875% 12/15/25	70,000	92,575
		388,075
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	501,098	$ 501,098
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	909,615	909,615
TOTAL MONEY MARKET FUNDS (Cost $1,410,713)		1,410,713
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $20,279,062)		17,772,799
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(547,213)
NET ASSETS - 100%		$ 17,225,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,650 or 1.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135
Fidelity Securities Lending Cash Central Fund	1,190
Total	$ 1,325
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 15,974,011	$ 15,974,010	$ -	$ 1
Convertible Bonds	388,075	-	388,075	-
Money Market Funds	1,410,713	1,410,713	-	-
Total Investments in Securities:	$ 17,772,799	$ 17,384,723	$ 388,075	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
Bermuda	13.1%
Netherlands	3.8%
Singapore	3.6%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $876,145) - See accompanying schedule: Unaffiliated issuers (cost $18,868,349)	$ 16,362,086
Fidelity Central Funds (cost $1,410,713)	1,410,713
Total Investments (cost $20,279,062)		$ 17,772,799
Receivable for investments sold		2,276,060
Receivable for fund shares sold		19,446
Dividends receivable		7,466
Interest receivable		2,709
Distributions receivable from Fidelity Central Funds		181
Prepaid expenses		44
Receivable from investment adviser for expense reductions		3,883
Other receivables		5,618
Total assets		20,088,206

Liabilities
Payable to custodian bank	$ 1,162,480
Payable for investments purchased	730,241
Payable for fund shares redeemed	14,493
Accrued management fee	7,535
Distribution and service plan fees payable	6,550
Other affiliated payables	4,087
Other payables and accrued expenses	27,619
Collateral on securities loaned, at value	909,615
Total liabilities		2,862,620

Net Assets		$ 17,225,586
Net Assets consist of:
Paid in capital		$ 28,661,638
Accumulated net investment loss		(62,497)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,867,339)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,506,216)
Net Assets		$ 17,225,586

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,911,668 ÷ 739,294 shares)	$ 9.35

Maximum offering price per share (100/94.25 of $9.35)	$ 9.92
Class T: Net Asset Value and redemption price per share ($4,441,023 ÷ 486,358 shares)	$ 9.13

Maximum offering price per share (100/96.50 of $9.13)	$ 9.46
Class B: Net Asset Value and offering price per share ($580,714 ÷ 67,097 shares)A	$ 8.65

Class C: Net Asset Value and offering price per share ($3,916,188 ÷ 452,964 shares)A	$ 8.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,375,993 ÷ 142,829 shares)	$ 9.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 56,523
Interest		4,291
Income from Fidelity Central Funds		1,325
Total income		62,139

Expenses
Management fee	$ 43,157
Transfer agent fees	23,688
Distribution and service plan fees	36,831
Accounting and security lending fees	3,122
Custodian fees and expenses	14,581
Independent trustees' compensation	53
Registration fees	47,076
Audit	23,228
Legal	69
Miscellaneous	75
Total expenses before reductions	191,880
Expense reductions	(67,244)	124,636
Net investment income (loss)		(62,497)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(589,750)
Foreign currency transactions	(105)
Total net realized gain (loss)		(589,855)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,098,354
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		1,098,405
Net gain (loss)		508,550
Net increase (decrease) in net assets resulting from operations		$ 446,053

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (62,497)	$ (122,750)
Net realized gain (loss)	(589,855)	4,303,621
Change in net unrealized appreciation (depreciation)	1,098,405	(1,162,047)
Net increase (decrease) in net assets resulting from operations	446,053	3,018,824
Share transactions - net increase (decrease)	(1,526,259)	1,054,457
Redemption fees	190	1,863
Total increase (decrease) in net assets	(1,080,016)	4,075,144

Net Assets
Beginning of period	18,305,602	14,230,458
End of period (including accumulated net investment loss of $62,497 and undistributed net investment income of $0, respectively)	$ 17,225,586	$ 18,305,602

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.01)	.04	- I	(.03)
Net realized and unrealized gain (loss)	.44	1.83	.59	(.24)	(2.32)	1.76
Total from investment operations	.42	1.79	.58	(.20)	(2.32)	1.73
Distributions from net investment income	-	-	(.03)	-	-	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.35	$ 8.93	$ 7.14	$ 6.59	$ 6.79	$ 9.11
Total Return B,C,D	4.70%	25.07%	8.74%	(2.95)%	(25.47)%	23.44%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	1.89%	1.97%	2.44%	1.72%	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.40%	1.39%	1.38%
Net investment income (loss)	(.58)% A	(.40)%	(.15)%	.69%	(.02)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,912	$ 7,537	$ 5,394	$ 5,433	$ 3,970	$ 7,551
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.06)	(.03)	.02	(.02)	(.05)
Net realized and unrealized gain (loss)	.43	1.79	.58	(.23)	(2.29)	1.74
Total from investment operations	.40	1.73	.55	(.21)	(2.31)	1.69
Distributions from net investment income	-	-	(.01)	-	-	-
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.13	$ 8.73	$ 7.00	$ 6.46	$ 6.67	$ 8.98
Total Return B,C,D	4.58%	24.71%	8.50%	(3.15)%	(25.72)%	23.18%
Ratios to Average Net Assets F,H
Expenses before reductions	2.56% A	2.25%	2.26%	2.77%	2.02%	1.89%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.65%	1.64%	1.64%
Net investment income (loss)	(.83)% A	(.65)%	(.40)%	.44%	(.27)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,441	$ 4,476	$ 3,862	$ 4,195	$ 4,635	$ 8,103
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.06)	- I	(.06)	(.09)
Net realized and unrealized gain (loss)	.41	1.69	.56	(.24)	(2.21)	1.69
Total from investment operations	.36	1.60	.50	(.24)	(2.27)	1.60
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.65	$ 8.29	$ 6.69	$ 6.19	$ 6.43	$ 8.70
Total Return B,C,D	4.34%	23.92%	8.08%	(3.73)%	(26.09)%	22.54%
Ratios to Average Net Assets F,H
Expenses before reductions	3.01% A	2.76%	2.73%	3.22%	2.48%	2.36%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.15%	2.15%	2.14%	2.13%
Net investment income (loss)	(1.33)% A	(1.15)%	(.90)%	(.06)%	(.77)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581	$ 691	$ 1,073	$ 1,197	$ 2,027	$ 4,572
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.06)	- I	(.06)	(.09)
Net realized and unrealized gain (loss)	.41	1.70	.56	(.24)	(2.21)	1.69
Total from investment operations	.36	1.61	.50	(.24)	(2.27)	1.60
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 8.65	$ 8.29	$ 6.68	$ 6.18	$ 6.42	$ 8.69
Total Return B,C,D	4.34%	24.10%	8.09%	(3.74)%	(26.12)%	22.57%
Ratios to Average Net Assets F,H
Expenses before reductions	2.99% A	2.70%	2.72%	3.21%	2.47%	2.34%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.14%	2.14%	2.15%	2.14%	2.13%
Net investment income (loss)	(1.33)% A	(1.15)%	(.90)%	(.06)%	(.77)%	(1.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,916	$ 3,836	$ 3,256	$ 3,016	$ 3,325	$ 8,389
Portfolio turnover rate G	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	.01	.05	.02	(.01)
Net realized and unrealized gain (loss)	.45	1.87	.60	(.24)	(2.38)	1.80
Total from investment operations	.44	1.86	.61	(.19)	(2.36)	1.79
Distributions from net investment income	-	-	(.03)	-	-	-
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 9.63	$ 9.19	$ 7.33	$ 6.75	$ 6.94	$ 9.30
Total Return B,C	4.79%	25.38%	9.10%	(2.74)%	(25.38)%	23.83%
Ratios to Average Net Assets E,G
Expenses before reductions	1.91% A	1.42%	1.64%	2.16%	1.47%	1.26%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.15%	1.14%	1.13%
Net investment income (loss)	(.33)% A	(.15)%	.11%	.94%	.23%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,376	$ 1,765	$ 645	$ 367	$ 353	$ 730
Portfolio turnover rate F	137% A	166%	87%	92%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 492,679
Gross unrealized depreciation	(3,242,188)
Net unrealized appreciation (depreciation) on securities and other investments	$ (2,749,509)

Tax cost	$ 20,522,308

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2012	$ (2,152,369)
2013	(279,201)
2016	(310,663)
2017	(5,202,838)
Total capital loss carryforward	(7,945,071)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,645,364 and $12,843,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,853	$ 443
Class T	.25%	.25%	9,944	-
Class B	.75%	.25%	2,861	2,146
Class C	.75%	.25%	16,173	2,070
			$ 36,831	$ 4,659

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 589
Class T	713
Class B*	236
Class C*	256
$ 1,794

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 9,486.30
Class T	7,084.36
Class B	871.30
Class C	4,873.30
Institutional Class	1,374.20
	$ 23,688

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,106 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,190. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 26,875
Class T	1.65%	18,150
Class B	2.15%	2,467
Class C	2.15%	13,625
Institutional Class	1.15%	5,211
		$ 66,328

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $916 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	85,258	823,348	$ 735,140	$ 7,674,866
Shares redeemed	(190,330)	(734,519)	(1,559,667)	(6,789,005)
Net increase (decrease)	(105,072)	88,829	$ (824,527)	$ 885,861
Class T
Shares sold	37,715	227,766	$ 311,896	$ 2,032,968
Shares redeemed	(64,166)	(266,704)	(517,898)	(2,292,080)
Net increase (decrease)	(26,451)	(38,938)	$ (206,002)	$ (259,112)
Class B
Shares sold	299	17,689	$ 2,245	$ 152,131
Shares redeemed	(16,547)	(94,901)	(128,163)	(767,577)
Net increase (decrease)	(16,248)	(77,212)	$ (125,918)	$ (615,446)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class C
Shares sold	88,807	179,286	$ 757,937	$ 1,565,088
Shares redeemed	(98,812)	(203,889)	(739,913)	(1,673,259)
Net increase (decrease)	(10,005)	(24,603)	$ 18,024	$ (108,171)
Institutional Class
Shares sold	38,769	302,052	$ 349,416	$ 3,051,352
Shares redeemed	(88,077)	(197,907)	(737,252)	(1,900,027)
Net increase (decrease)	(49,308)	104,145	$ (387,836)	$ 1,151,325

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 893.50	$ 5.62
Hypothetical A		$ 1,000.00	$ 1,019.20	$ 5.99
Class T	1.39%
Actual		$ 1,000.00	$ 892.70	$ 6.61
Hypothetical A		$ 1,000.00	$ 1,018.15	$ 7.05
Class B	1.93%
Actual		$ 1,000.00	$ 890.40	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.92%
Actual		$ 1,000.00	$ 890.50	$ 9.12
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class	.86%
Actual		$ 1,000.00	$ 895.10	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	15.0	11.1
Occidental Petroleum Corp.	7.6	5.3
Exxon Mobil Corp.	7.3	10.4
Schlumberger Ltd.	5.6	7.1
Hess Corp.	4.8	3.6
Marathon Oil Corp.	4.5	3.3
National Oilwell Varco, Inc.	4.4	3.0
EOG Resources, Inc.	3.7	0.0
Halliburton Co.	3.3	4.4
Marathon Petroleum Corp.	2.9	2.3
	59.1
Top Industries (% of fund's net assets)
As of January 31, 2012
Oil, Gas & Consumable Fuels	71.7%
Energy Equipment & Services	26.1%
Chemicals	1.5%
Construction & Engineering	0.5%
All Others*	0.2%

As of July 31, 2011
Oil, Gas & Consumable Fuels	62.2%
Energy Equipment & Services	35.4%
Chemicals	1.2%
Construction & Engineering	0.6%
Metals & Mining	0.6%
All Others*	0.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A	256,010	$ 11,034,031
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	158,675	3,563,841
ENERGY EQUIPMENT & SERVICES - 26.1%
Oil & Gas Drilling - 7.7%
Discovery Offshore S.A. (a)(e)	748,490	1,084,324
Ensco International Ltd. ADR	380,651	20,037,469
Helmerich & Payne, Inc.	91,800	5,664,978
Noble Corp.	312,364	10,882,762
Northern Offshore Ltd.	346,187	769,973
Ocean Rig UDW, Inc. (United States)	177,000	2,701,020
Parker Drilling Co. (a)	421,740	2,741,310
Rowan Companies, Inc. (a)	293,100	9,968,331
Tuscany International Drilling, Inc. (a)	112,000	78,185
Vantage Drilling Co. (a)	1,039,400	1,288,856
		55,217,208
Oil & Gas Equipment & Services - 18.4%
Baker Hughes, Inc.	152,054	7,470,413
Cal Dive International, Inc. (a)	165,830	499,148
Cameron International Corp. (a)	27,100	1,441,720
Compagnie Generale de Geophysique SA (a)	138,278	3,870,029
Halliburton Co.	645,219	23,731,155
Key Energy Services, Inc. (a)	104,700	1,516,056
McDermott International, Inc. (a)	235,414	2,862,634
National Oilwell Varco, Inc.	430,695	31,862,816
Oil States International, Inc. (a)	124,050	9,885,545
RPC, Inc. (d)	33,900	516,975
Schlumberger Ltd.	537,832	40,428,831
Schoeller-Bleckmann Oilfield Equipment AG	12,691	1,066,000
Superior Energy Services, Inc. (a)	47,784	1,362,322
Weatherford International Ltd. (a)	349,367	5,848,404
Willbros Group, Inc. (a)	134,016	570,908
		132,932,956
TOTAL ENERGY EQUIPMENT & SERVICES		188,150,164
OIL, GAS & CONSUMABLE FUELS - 71.7%
Coal & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	579,372	11,656,965
Peabody Energy Corp.	188,016	6,409,465
		18,066,430

	Shares	Value
Integrated Oil & Gas - 37.4%
Chevron Corp.	1,050,732	$ 108,309,455
Exxon Mobil Corp.	627,628	52,557,569
Hess Corp.	618,245	34,807,194
Occidental Petroleum Corp.	547,877	54,661,688
Suncor Energy, Inc.	550,900	18,975,902
		269,311,808
Oil & Gas Exploration & Production - 23.1%
Anadarko Petroleum Corp.	99,558	8,036,322
Apache Corp.	184,037	18,197,579
Bankers Petroleum Ltd. (a)	764,700	4,087,551
Canadian Natural Resources Ltd.	148,900	5,898,088
Concho Resources, Inc. (a)	6,900	735,954
EOG Resources, Inc.	252,520	26,802,473
EV Energy Partners LP	66,800	4,456,896
EXCO Resources, Inc.	61,900	486,534
Gran Tierra Energy, Inc. (Canada) (a)	953,400	5,438,492
Magnum Hunter Resources Corp.	57,743	340,106
Marathon Oil Corp.	1,021,126	32,053,145
Niko Resources Ltd.	14,500	708,407
Noble Energy, Inc.	111,044	11,178,799
Northern Oil & Gas, Inc. (a)	41,547	1,038,675
Oasis Petroleum, Inc. (a)(d)	136,256	4,597,277
Pacific Rubiales Energy Corp.	63,100	1,587,647
Painted Pony Petroleum Ltd. (a)(e)	5,000	41,685
Painted Pony Petroleum Ltd. Class A (a)	86,400	720,323
Petrominerales Ltd.	40,372	842,669
Pioneer Natural Resources Co.	165,400	16,424,220
Plains Exploration & Production Co. (a)	77,100	2,908,212
QEP Resources, Inc.	54,500	1,560,880
Rosetta Resources, Inc. (a)	29,400	1,410,906
SM Energy Co.	189,293	13,738,886
Stone Energy Corp. (a)	32,600	914,430
Swift Energy Co. (a)	55,958	1,855,008
		166,061,164
Oil & Gas Refining & Marketing - 8.0%
CVR Energy, Inc. (a)	148,333	3,699,425
HollyFrontier Corp.	376,550	11,047,977
Marathon Petroleum Corp.	538,604	20,585,445
Tesoro Corp. (a)	354,100	8,863,123
Valero Energy Corp.	565,413	13,564,258
		57,760,228
Oil & Gas Storage & Transport - 0.7%
Atlas Energy LP	13,625	355,885
Atlas Pipeline Partners, LP	95,200	3,570,952
Cheniere Energy, Inc. (a)	96,100	1,229,119
		5,155,956
TOTAL OIL, GAS & CONSUMABLE FUELS		516,355,586
TOTAL COMMON STOCKS (Cost $671,719,016)		719,103,622
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,487,775	$ 1,487,775
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,109,175	4,109,175
TOTAL MONEY MARKET FUNDS (Cost $5,596,950)		5,596,950
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $677,315,966)		724,700,572
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,026,367)
NET ASSETS - 100%		$ 720,674,205
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,126,009 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,439
Fidelity Securities Lending Cash Central Fund	57,164
Total	$ 59,603
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 719,103,622	$ 715,233,593	$ 3,870,029	$ -
Money Market Funds	5,596,950	5,596,950	-	-
Total Investments in Securities:	$ 724,700,572	$ 720,830,543	$ 3,870,029	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Curacao	5.6%
Canada	4.6%
Switzerland	2.8%
United Kingdom	2.8%
Netherlands	1.5%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,118,329) - See accompanying schedule: Unaffiliated issuers (cost $671,719,016)	$ 719,103,622
Fidelity Central Funds (cost $5,596,950)	5,596,950
Total Investments (cost $677,315,966)		$ 724,700,572
Receivable for investments sold		8,660,239
Receivable for fund shares sold		597,716
Dividends receivable		93,954
Distributions receivable from Fidelity Central Funds		745
Prepaid expenses		2,127
Other receivables		6,528
Total assets		734,061,881

Liabilities
Payable for investments purchased	$ 5,125,974
Payable for fund shares redeemed	3,324,940
Accrued management fee	335,313
Distribution and service plan fees payable	279,630
Other affiliated payables	183,781
Other payables and accrued expenses	28,863
Collateral on securities loaned, at value	4,109,175
Total liabilities		13,387,676

Net Assets		$ 720,674,205
Net Assets consist of:
Paid in capital		$ 707,908,618
Accumulated net investment loss		(1,895,665)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,723,072)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,384,324
Net Assets		$ 720,674,205

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($278,971,810 ÷ 7,817,887 shares)	$ 35.68

Maximum offering price per share (100/94.25 of $35.68)	$ 37.86
Class T: Net Asset Value and redemption price per share ($243,034,374 ÷ 6,666,339 shares)	$ 36.46

Maximum offering price per share (100/96.50 of $36.46)	$ 37.78
Class B: Net Asset Value and offering price per share ($37,596,503 ÷ 1,126,459 shares)A	$ 33.38

Class C: Net Asset Value and offering price per share ($107,207,847 ÷ 3,189,249 shares)A	$ 33.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,863,671 ÷ 1,444,600 shares)	$ 37.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,537,121
Interest		5,903
Income from Fidelity Central Funds		59,603
Total income		6,602,627

Expenses
Management fee	$ 1,971,968
Transfer agent fees	996,828
Distribution and service plan fees	1,668,767
Accounting and security lending fees	126,520
Custodian fees and expenses	11,225
Independent trustees' compensation	2,391
Registration fees	68,157
Audit	24,988
Legal	1,808
Miscellaneous	3,360
Total expenses before reductions	4,876,012
Expense reductions	(3,345)	4,872,667
Net investment income (loss)		1,729,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,938,453)
Foreign currency transactions	(8,489)
Total net realized gain (loss)		(17,946,942)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,510,067)
Assets and liabilities in foreign currencies	(397)
Total change in net unrealized appreciation (depreciation)		(78,510,464)
Net gain (loss)		(96,457,406)
Net increase (decrease) in net assets resulting from operations		$ (94,727,446)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,729,960	$ 609,873
Net realized gain (loss)	(17,946,942)	108,257,689
Change in net unrealized appreciation (depreciation)	(78,510,464)	148,374,915
Net increase (decrease) in net assets resulting from operations	(94,727,446)	257,242,477
Distributions to shareholders from net investment income	(3,625,438)	(1,542,989)
Share transactions - net increase (decrease)	(39,924,987)	7,476,541
Redemption fees	26,835	27,523
Total increase (decrease) in net assets	(138,251,036)	263,203,552

Net Assets
Beginning of period	858,925,241	595,721,689
End of period (including accumulated net investment loss of $1,895,665 and accumulated net investment loss of $187, respectively)	$ 720,674,205	$ 858,925,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.12	.11	(.05)	(.04)	(.17)	(.02) H
Net realized and unrealized gain (loss)	(4.40)	12.47	1.93	(17.48)	5.59	8.42
Total from investment operations	(4.28)	12.58	1.88	(17.52)	5.42	8.40
Distributions from net investment income	(.21)	(.11)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.46)	(6.51)
Total distributions	(.21)	(.11)	-	(6.90)	(3.46)	(6.51)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 35.68	$ 40.17	$ 27.70	$ 25.82	$ 50.24	$ 48.28
Total Return B,C,D	(10.65)%	45.46%	7.28%	(38.86)%	11.52%	22.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.18% A	1.16%	1.20%	1.22%	1.14%	1.19%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.20%	1.22%	1.14%	1.19%
Expenses net of all reductions	1.18% A	1.16%	1.19%	1.21%	1.14%	1.19%
Net investment income (loss)	.70% A	.30%	(.16)%	(.14)%	(.32)%	(.05)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,972	$ 331,120	$ 214,407	$ 216,595	$ 355,200	$ 268,108
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18
Income from Investment Operations
Net investment income (loss) E	.08	.03	(.11)	(.10)	(.29)	(.11) H
Net realized and unrealized gain (loss)	(4.49)	12.75	1.97	(17.93)	5.72	8.61
Total from investment operations	(4.41)	12.78	1.86	(18.03)	5.43	8.50
Distributions from net investment income	(.17)	(.07)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.29)	(6.42)
Total distributions	(.17)	(.07)	-	(6.90)	(3.29)	(6.42)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 36.46	$ 41.04	$ 28.33	$ 26.47	$ 51.40	$ 49.26
Total Return B,C,D	(10.73)%	45.16%	7.03%	(38.99)%	11.27%	21.84%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.37%	1.41%	1.45%	1.36%	1.40%
Expenses net of fee waivers, if any	1.39% A	1.37%	1.41%	1.45%	1.36%	1.40%
Expenses net of all reductions	1.39% A	1.37%	1.41%	1.45%	1.35%	1.39%
Net investment income (loss)	.48% A	.09%	(.37)%	(.38)%	(.54)%	(.26)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,034	$ 290,512	$ 219,051	$ 224,376	$ 407,784	$ 382,222
Portfolio turnover rate G	81 A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.25)	(.22)	(.56)	(.34) H
Net realized and unrealized gain (loss)	(4.12)	11.71	1.83	(16.75)	5.41	8.17
Total from investment operations	(4.13)	11.56	1.58	(16.97)	4.85	7.83
Distributions from net investment income	(.10)	(.01)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.14)	(6.29)
Total distributions	(.10)	(.01)	-	(6.90)	(3.14)	(6.29)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 33.38	$ 37.61	$ 26.06	$ 24.48	$ 48.35	$ 46.64
Total Return B,C,D	(10.96)%	44.38%	6.45%	(39.31)%	10.62%	21.18%
Ratios to Average Net Assets F,I
Expenses before reductions	1.93% A	1.93%	1.96%	1.96%	1.93%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.93%	1.96%	1.96%	1.93%	1.96%
Expenses net of all reductions	1.92% A	1.92%	1.95%	1.96%	1.93%	1.95%
Net investment income (loss)	(.05)% A	(.46)%	(.92)%	(.89)%	(1.11)%	(.82)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,597	$ 49,793	$ 44,330	$ 47,795	$ 98,602	$ 116,487
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33
Income from Investment Operations
Net investment income (loss) E	(.01)	(.15)	(.25)	(.21)	(.54)	(.32) H
Net realized and unrealized gain (loss)	(4.14)	11.80	1.85	(16.87)	5.45	8.20
Total from investment operations	(4.15)	11.65	1.60	(17.08)	4.91	7.88
Distributions from net investment income	(.11)	(.02)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.16)	(6.33)
Total distributions	(.11)	(.02)	-	(6.90)	(3.16)	(6.33)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 33.62	$ 37.88	$ 26.25	$ 24.65	$ 48.63	$ 46.88
Total Return B,C,D	(10.95)%	44.38%	6.49%	(39.31)%	10.71%	21.22%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	1.90%	1.94%	1.96%	1.87%	1.91%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.94%	1.96%	1.87%	1.91%
Expenses net of all reductions	1.92% A	1.89%	1.93%	1.95%	1.87%	1.91%
Net investment income (loss)	(.05)% A	(.43)%	(.90)%	(.88)%	(1.05)%	(.77)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,208	$ 133,476	$ 90,596	$ 86,650	$ 156,393	$ 135,072
Portfolio turnover rate G	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48
Income from Investment Operations
Net investment income (loss) D	.18	.23	.04	.03	(.02)	.11 G
Net realized and unrealized gain (loss)	(4.59)	12.99	2.00	(18.06)	5.74	8.67
Total from investment operations	(4.41)	13.22	2.04	(18.03)	5.72	8.78
Distributions from net investment income	(.25)	(.14)	-	-	-	-
Distributions from net realized gain	-	-	-	(6.90)	(3.64)	(6.58)
Total distributions	(.25)	(.14)	-	(6.90)	(3.64)	(6.58)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 37.29	$ 41.95	$ 28.87	$ 26.83	$ 51.76	$ 49.68
Total Return B,C	(10.49)%	45.87%	7.60%	(38.68)%	11.83%	22.47%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.86%	.90%	.95%	.85%	.88%
Expenses net of fee waivers, if any	.86% A	.86%	.90%	.95%	.85%	.88%
Expenses net of all reductions	.86% A	.85%	.90%	.94%	.85%	.88%
Net investment income (loss)	1.01% A	.60%	.14%	.13%	(.03)%	.25% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,864	$ 54,024	$ 27,338	$ 18,631	$ 22,250	$ 17,127
Portfolio turnover rate F	81% A	91%	103%	148%	90%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 89,646,076
Gross unrealized depreciation	(46,497,564)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,148,512

Tax cost	$ 681,552,060

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,846,796)
2018	(2,715,383)
Total capital loss carryforward	$ (5,562,179)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,628,721 and $334,824,474, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 341,862	$ 9,241
Class T	.25%	.25%	594,584	-
Class B	.75%	.25%	194,292	145,719
Class C	.75%	.25%	538,029	87,860
			$ 1,668,767	$ 242,820

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,209
Class T	10,789
Class B*	31,905
Class C*	8,804
$ 110,707

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 410,364.30
Class T	312,622.26
Class B	58,547.30
Class C	159,294.30
Institutional Class	56,001.24
	$ 996,828

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,738 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,018 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $152,500. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $57,164, including $6 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,345 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 1,638,737	$ 788,179
Class T	1,147,865	537,026
Class B	121,615	21,298
Class C	359,185	59,062
Institutional Class	358,036	137,424
Total	$ 3,625,438	$ 1,542,989

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,067,535	2,848,824	$ 36,425,325	$ 108,457,523
Reinvestment of distributions	41,823	20,239	1,442,045	701,079
Shares redeemed	(1,534,589)	(2,366,298)	(52,336,234)	(85,322,989)
Net increase (decrease)	(425,231)	502,765	$ (14,468,864)	$ 23,835,613
Class T
Shares sold	375,625	1,191,543	$ 13,003,662	$ 45,538,389
Reinvestment of distributions	30,771	14,153	1,084,071	502,257
Shares redeemed	(819,250)	(1,858,422)	(28,280,583)	(68,540,609)
Net increase (decrease)	(412,854)	(652,726)	$ (14,192,850)	$ (22,499,963)
Class B
Shares sold	44,161	118,268	$ 1,390,015	$ 4,084,617
Reinvestment of distributions	3,337	560	107,704	18,656
Shares redeemed	(245,036)	(495,702)	(7,806,011)	(16,527,555)
Net increase (decrease)	(197,538)	(376,874)	$ (6,308,292)	$ (12,424,282)
Class C
Shares sold	222,144	964,253	$ 7,133,875	$ 34,720,800
Reinvestment of distributions	9,390	1,513	305,281	50,476
Shares redeemed	(565,757)	(893,659)	(17,960,063)	(30,160,985)
Net increase (decrease)	(334,223)	72,107	$ (10,520,907)	$ 4,610,291
Institutional Class
Shares sold	481,850	771,369	$ 17,024,448	$ 30,606,839
Reinvestment of distributions	7,770	3,300	279,800	119,042
Shares redeemed	(332,831)	(433,932)	(11,738,322)	(16,770,999)
Net increase (decrease)	156,789	340,737	$ 5,565,926	$ 13,954,882

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.30%
Actual		$ 1,000.00	$ 977.60	$ 6.46
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.60
Class T	1.56%
Actual		$ 1,000.00	$ 976.40	$ 7.75
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.91
Class B	2.04%
Actual		$ 1,000.00	$ 974.30	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 10.33
Class C	2.04%
Actual		$ 1,000.00	$ 974.10	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 10.33
Institutional Class	1.02%
Actual		$ 1,000.00	$ 979.00	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.2	5.4
Morgan Stanley	5.2	4.9
JPMorgan Chase & Co.	5.1	4.1
Bank of America Corp.	4.3	0.0
Genworth Financial, Inc. Class A	3.7	0.3
Simon Property Group, Inc.	3.5	0.0
eBay, Inc.	3.2	0.0
ICICI Bank Ltd. sponsored ADR	3.1	0.0
Sotheby's Class A (Ltd. vtg.)	2.5	0.2
ACE Ltd.	2.2	1.1
	38.0
Top Industries (% of fund's net assets)
As of January 31, 2012
Capital Markets	17.0%
Commercial Banks	16.7%
Diversified Financial Services	16.6%
Real Estate Investment Trusts	16.0%
Insurance	14.6%
All Others*	19.1%

As of July 31, 2011
Capital Markets	28.3%
Commercial Banks	15.3%
Real Estate Investment Trusts	12.5%
Diversified Financial Services	11.6%
Insurance	10.6%
All Others*	21.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 17.0%
Asset Management & Custody Banks - 5.9%
A.F.P. Provida SA sponsored ADR	400	$ 28,576
Affiliated Managers Group, Inc. (a)	1,686	169,460
Ameriprise Financial, Inc.	100	5,355
Apollo Global Management LLC Class A	122,349	1,820,553
Bank of New York Mellon Corp.	500	10,065
BlackRock, Inc. Class A	56	10,192
Franklin Resources, Inc.	100	10,610
Invesco Ltd.	39,838	899,144
Julius Baer Group Ltd.	300	12,192
Legg Mason, Inc.	853	21,726
Northern Trust Corp.	8,107	334,089
State Street Corp.	49,990	1,958,608
The Blackstone Group LP	116,483	1,841,596
		7,122,166
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	400	10,416
Deutsche Bank AG (NY Shares)	109	4,653
HFF, Inc. (a)	7,600	107,236
UBS AG (NY Shares) (a)	22,033	299,428
		421,733
Investment Banking & Brokerage - 10.8%
Charles Schwab Corp.	900	10,485
E*TRADE Financial Corp. (a)	203,334	1,665,305
Evercore Partners, Inc. Class A	67,900	1,914,101
GFI Group, Inc.	320,278	1,482,887
Goldman Sachs Group, Inc.	173	19,284
Investment Technology Group, Inc. (a)	3,825	43,376
Lazard Ltd. Class A	57,443	1,649,763
Macquarie Group Ltd.	393	10,639
Morgan Stanley	333,795	6,225,277
		13,021,117
TOTAL CAPITAL MARKETS		20,565,016
COMMERCIAL BANKS - 16.7%
Diversified Banks - 9.5%
Banco ABC Brasil SA	2,500	17,986
Banco Bradesco SA (PN) sponsored ADR	700	12,516
Banco de Chile sponsored ADR	100	8,989
Banco Macro SA sponsored ADR	600	14,844
Banco Pine SA	200	1,505
Banco Santander Chile sponsored ADR	200	16,300
Banco Santander SA (Brasil) ADR	2,800	25,536
BanColombia SA sponsored ADR	10,500	651,105
Bank of Baroda	7,728	120,327
Barclays PLC sponsored ADR	850	11,501
BBVA Banco Frances SA sponsored ADR	2,300	14,145
BNP Paribas SA	302	12,786
China CITIC Bank Corp. Ltd. (H Shares)	2,358,000	1,505,058
Comerica, Inc.	800	22,136

	Shares	Value
CorpBanca SA sponsored ADR	550	$ 12,216
Credicorp Ltd. (NY Shares)	2,728	310,064
Credit Agricole SA	200	1,232
Grupo Financiero Galicia SA sponsored ADR (d)	1,800	13,914
Guaranty Trust Bank PLC GDR (Reg. S)	5,300	24,910
HSBC Holdings PLC sponsored ADR	14,300	598,169
ICICI Bank Ltd. sponsored ADR	104,100	3,769,461
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,201
Intesa Sanpaolo SpA	7,261	13,866
Itau Unibanco Banco Multiplo SA sponsored ADR	619	12,355
National Australia Bank Ltd.	254	6,431
Nordea Bank AB	1,200	10,047
PT Bank Central Asia Tbk	13,500	12,013
Raiffeisen International Bank-Holding AG (d)	1,300	44,209
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	13,200
Standard Chartered PLC (United Kingdom)	2,482	60,004
Sumitomo Mitsui Financial Group, Inc.	2,100	67,150
Swedbank AB (A Shares)	900	12,927
The Jammu & Kashmir Bank Ltd.	7,298	122,260
U.S. Bancorp	8,627	243,454
UniCredit SpA	630	3,123
United Overseas Bank Ltd.	1,000	13,785
Wells Fargo & Co.	91,715	2,678,995
Yes Bank Ltd.	143,376	956,853
		11,439,573
Regional Banks - 7.2%
Banco Daycoval SA (PN)	20,300	113,165
Bancorp New Jersey, Inc.	100	940
BancTrust Financial Group, Inc. (a)	28,700	36,736
Bank of the Ozarks, Inc.	316	8,845
BB&T Corp.	870	23,655
Boston Private Financial Holdings, Inc.	2,200	18,128
Bridge Capital Holdings (a)	48,490	524,662
Canadian Western Bank, Edmonton	2,200	58,074
Cascade Bancorp (a)	900	4,779
CIT Group, Inc. (a)	373	14,226
Citizens & Northern Corp.	520	10,925
City Holding Co.	500	17,770
City National Corp.	6,200	284,456
CNB Financial Corp., Pennsylvania	803	13,258
CoBiz, Inc.	166,600	996,268
Cullen/Frost Bankers, Inc.	100	5,567
Fifth Third Bancorp	900	11,709
First Business Finance Services, Inc.	200	3,322
First Commonwealth Financial Corp.	25,722	142,500
First Horizon National Corp.	94,800	827,604
First Interstate Bancsystem, Inc.	69,209	952,316
First Midwest Bancorp, Inc., Delaware	600	6,528
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
FNB Corp., Pennsylvania	11,300	$ 132,436
Glacier Bancorp, Inc.	2,024	28,275
Huntington Bancshares, Inc.	2,230	12,733
KeyCorp	1,500	11,655
NBT Bancorp, Inc.	200	4,500
Northrim Bancorp, Inc.	2,269	45,584
Pacific Continental Corp.	27,028	239,468
PNC Financial Services Group, Inc.	200	11,784
PT Bank Tabungan Negara Tbk	1,468,500	196,018
Regions Financial Corp.	187,425	978,359
Sandy Spring Bancorp, Inc.	200	3,652
Savannah Bancorp, Inc. (a)	14,998	74,840
SCBT Financial Corp.	800	24,744
SunTrust Banks, Inc.	22,636	465,623
Susquehanna Bancshares, Inc.	62,314	569,550
SVB Financial Group (a)	312	18,108
Synovus Financial Corp. (d)	425,582	740,513
TCF Financial Corp.	1,037	10,411
Texas Capital Bancshares, Inc. (a)	400	12,688
Umpqua Holdings Corp.	100	1,217
Valley National Bancorp	4,908	58,503
Virginia Commerce Bancorp, Inc. (a)	3,000	26,580
Washington Trust Bancorp, Inc.	544	13,431
Webster Financial Corp.	26,200	555,440
Westamerica Bancorp.	100	4,645
Western Alliance Bancorp. (a)	49,100	392,309
Zions Bancorporation	700	11,788
		8,720,287
TOTAL COMMERCIAL BANKS		20,159,860
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	15,767
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
Advance America Cash Advance Centers, Inc.	219,253	1,725,521
American Express Co.	223	11,181
Capital One Financial Corp.	52,898	2,420,084
Discover Financial Services	500	13,590
EZCORP, Inc. (non-vtg.) Class A (a)	2,240	60,077
First Cash Financial Services, Inc. (a)	4,790	192,798
Green Dot Corp. Class A (a)(d)	1,900	53,922
International Personal Finance PLC	86,603	259,733
Nelnet, Inc. Class A	700	17,255
Netspend Holdings, Inc. (a)	1,331	11,620
PT Clipan Finance Indonesia Tbk	338,000	17,295
SLM Corp.	3,465	51,802
		4,834,878

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 2.5%
Specialized Consumer Services - 2.5%
Sotheby's Class A (Ltd. vtg.)	89,650	$ 3,005,965
DIVERSIFIED FINANCIAL SERVICES - 16.6%
Other Diversified Financial Services - 14.6%
Bank of America Corp.	720,300	5,135,739
Citigroup, Inc.	204,875	6,293,759
JPMorgan Chase & Co.	166,490	6,210,077
		17,639,575
Specialized Finance - 2.0%
BM&F Bovespa SA	51,000	320,793
CME Group, Inc.	86	20,598
IntercontinentalExchange, Inc. (a)	84	9,616
Moody's Corp.	300	11,169
NYSE Euronext	2,200	58,432
PHH Corp. (a)	173,218	2,007,597
		2,428,205
TOTAL DIVERSIFIED FINANCIAL SERVICES		20,067,780
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	1,200	20,349
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.0%
MGM Mirage, Inc. (a)	915	11,941
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,700	254,928
TOTAL HOTELS, RESTAURANTS & LEISURE		266,869
HOUSEHOLD DURABLES - 0.8%
Homebuilding - 0.8%
Meritage Homes Corp. (a)	5,000	121,000
PulteGroup, Inc. (a)	33,000	245,850
Standard Pacific Corp. (a)(d)	149,426	543,911
		910,761
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	8,626
INSURANCE - 14.6%
Insurance Brokers - 1.7%
Aon Corp.	39,000	1,888,770
Brasil Insurance Participacoes e Administracao SA	16,500	186,985
		2,075,755
Life & Health Insurance - 3.0%
AFLAC, Inc.	51,904	2,503,330
Citizens, Inc. Class A (a)	2,100	21,651
CNO Financial Group, Inc. (a)	1,900	12,768
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
FBL Financial Group, Inc. Class A	400	$ 13,896
Lincoln National Corp.	500	10,770
MetLife, Inc.	16,835	594,781
Phoenix Companies, Inc. (a)	5,700	11,742
Ping An Insurance Group Co. China Ltd. (H Shares)	15,500	122,717
Prudential Financial, Inc.	4,200	240,408
Resolution Ltd.	2,800	12,051
StanCorp Financial Group, Inc.	300	11,598
Symetra Financial Corp.	1,100	10,142
Torchmark Corp.	300	13,701
Unum Group	600	13,698
		3,593,253
Multi-Line Insurance - 3.9%
American International Group, Inc. (a)	400	10,044
Genworth Financial, Inc. Class A (a)	580,950	4,479,125
Hartford Financial Services Group, Inc.	6,100	106,872
Loews Corp.	3,200	119,392
Porto Seguro SA	2,200	26,153
		4,741,586
Property & Casualty Insurance - 4.5%
ACE Ltd.	38,500	2,679,600
Allied World Assurance Co. Holdings Ltd.	1,800	110,754
Allstate Corp.	6,100	175,985
Assured Guaranty Ltd.	500	7,755
Axis Capital Holdings Ltd.	19,200	590,976
Berkshire Hathaway, Inc. Class B (a)	3,525	276,254
Erie Indemnity Co. Class A	163	12,497
Fidelity National Financial, Inc. Class A	19,915	362,254
First American Financial Corp.	19,200	284,544
The Travelers Companies, Inc.	100	5,830
W.R. Berkley Corp.	4,200	143,934
XL Group PLC Class A	37,805	766,307
		5,416,690
Reinsurance - 1.5%
Arch Capital Group Ltd. (a)	10,400	374,920
Montpelier Re Holdings Ltd.	700	12,159
Platinum Underwriters Holdings Ltd.	9,300	318,525
Validus Holdings Ltd.	35,100	1,125,657
		1,831,261
TOTAL INSURANCE		17,658,545
INTERNET SOFTWARE & SERVICES - 3.2%
Internet Software & Services - 3.2%
eBay, Inc. (a)	123,647	3,907,245
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
Alliance Data Systems Corp. (a)	100	11,080

	Shares	Value
Cielo SA	400	$ 11,916
Fidelity National Information Services, Inc.	600	17,136
Fiserv, Inc. (a)	233	14,653
MasterCard, Inc. Class A	832	295,834
MoneyGram International, Inc. (a)	700	12,992
Redecard SA	700	12,620
The Western Union Co.	12,370	236,267
Total System Services, Inc.	500	10,720
VeriFone Systems, Inc. (a)	305	13,024
Visa, Inc. Class A	1,100	110,704
		746,946
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	11,468
Cognizant Technology Solutions Corp. Class A (a)	99	7,103
		18,571
TOTAL IT SERVICES		765,517
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	14,419
REAL ESTATE INVESTMENT TRUSTS - 16.0%
Diversified REITs - 0.1%
American Assets Trust, Inc.	6,100	135,054
Vornado Realty Trust	200	16,176
		151,230
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	45,500	251,160
Prologis, Inc.	400	12,684
Stag Industrial, Inc.	1,100	13,178
		277,022
Mortgage REITs - 0.3%
American Capital Agency Corp.	418	12,256
American Capital Mortgage Investment Corp.	1,700	33,286
Pennymac Mortgage Investment Trust	700	12,397
Two Harbors Investment Corp.	32,200	319,746
		377,685
Office REITs - 2.8%
Boston Properties, Inc.	5,900	613,895
Corporate Office Properties Trust (SBI)	400	9,692
Douglas Emmett, Inc.	40,861	854,404
Highwoods Properties, Inc. (SBI)	6,780	224,350
Lexington Corporate Properties Trust (d)	192,700	1,657,220
MPG Office Trust, Inc. (a)	5,300	13,515
SL Green Realty Corp.	200	14,706
		3,387,782
Residential REITs - 3.1%
American Campus Communities, Inc.	3,200	136,960
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - continued
Apartment Investment & Management Co. Class A	541	$ 13,287
AvalonBay Communities, Inc.	2,267	308,335
BRE Properties, Inc.	500	25,910
Camden Property Trust (SBI)	14,000	903,000
Campus Crest Communities, Inc.	1,100	11,759
Colonial Properties Trust (SBI)	37,400	799,612
Equity Lifestyle Properties, Inc.	5,000	350,700
Equity Residential (SBI)	1,100	65,505
Essex Property Trust, Inc.	200	28,800
Home Properties, Inc.	2,200	131,076
Post Properties, Inc.	14,285	638,397
UDR, Inc.	13,948	362,927
		3,776,268
Retail REITs - 3.6%
Federal Realty Investment Trust (SBI)	100	9,446
Glimcher Realty Trust	400	3,852
Kimco Realty Corp.	700	12,775
Simon Property Group, Inc.	31,038	4,216,823
Urstadt Biddle Properties, Inc. Class A	1,300	25,428
		4,268,324
Specialized REITs - 5.9%
American Tower Corp.	300	19,053
Big Yellow Group PLC	341,379	1,505,361
CubeSmart	1,000	11,380
DiamondRock Hospitality Co.	21,100	222,394
HCP, Inc.	23,900	1,004,517
Health Care REIT, Inc.	5,100	291,771
Host Hotels & Resorts, Inc.	19,000	311,980
Plum Creek Timber Co., Inc.	3,100	120,218
Potlatch Corp.	2,100	64,092
Public Storage	77	10,692
Rayonier, Inc.	600	27,438
Strategic Hotel & Resorts, Inc. (a)	375,284	2,330,514
Sunstone Hotel Investors, Inc. (a)	22,100	205,309
Ventas, Inc.	9,935	579,310
Weyerhaeuser Co.	21,600	432,432
		7,136,461
TOTAL REAL ESTATE INVESTMENT TRUSTS		19,374,772
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 1.6%
Tejon Ranch Co. (a)	8,564	244,074
The St. Joe Co. (a)(d)	101,150	1,615,366
		1,859,440
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	7,000	23,874

	Shares	Value
Real Estate Operating Companies - 0.0%
BR Malls Participacoes SA	700	$ 7,640
Castellum AB	927	11,789
Thomas Properties Group, Inc.	2,262	7,261
		26,690
Real Estate Services - 1.1%
CBRE Group, Inc. (a)	687	13,259
Jones Lang LaSalle, Inc.	16,510	1,300,328
Kennedy-Wilson Holdings, Inc.	2,000	26,860
		1,340,447
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,250,451
SOFTWARE - 0.0%
Application Software - 0.0%
Fair Isaac Corp.	100	3,624
SPECIALTY RETAIL - 1.9%
Computer & Electronics Retail - 1.7%
Rent-A-Center, Inc.	59,016	1,995,921
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	292,974
TOTAL SPECIALTY RETAIL		2,288,895
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	500	11,455
Brookline Bancorp, Inc., Delaware	800	7,416
Cape Bancorp, Inc. (a)	1,400	11,858
Cheviot Financial Corp.	7,610	62,098
Hudson City Bancorp, Inc.	800	5,384
People's United Financial, Inc.	1,100	13,563
		111,774
TOTAL COMMON STOCKS (Cost $118,193,784)		117,231,113
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.12% (b)	5,260,005	5,260,005
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,722,048	2,722,048
TOTAL MONEY MARKET FUNDS (Cost $7,982,053)		7,982,053
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $126,175,837)		125,213,166
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(4,335,972)
NET ASSETS - 100%		$ 120,877,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,875
Fidelity Securities Lending Cash Central Fund	11,987
Total	$ 13,862
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 117,231,113	$ 117,043,636	$ 187,477	$ -
Money Market Funds	7,982,053	7,982,053	-	-
Total Investments in Securities:	$ 125,213,166	$ 125,025,689	$ 187,477	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.3%
Bermuda	4.5%
India	4.1%
Switzerland	2.5%
United Kingdom	2.0%
China	1.4%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,584,648) - See accompanying schedule: Unaffiliated issuers (cost $118,193,784)	$ 117,231,113
Fidelity Central Funds (cost $7,982,053)	7,982,053
Total Investments (cost $126,175,837)		$ 125,213,166
Receivable for investments sold		3,102,418
Receivable for fund shares sold		161,700
Dividends receivable		33,995
Distributions receivable from Fidelity Central Funds		1,844
Prepaid expenses		251
Other receivables		30,736
Total assets		128,544,110

Liabilities
Payable for investments purchased	$ 4,664,169
Payable for fund shares redeemed	120,575
Accrued management fee	55,164
Distribution and service plan fees payable	44,149
Other affiliated payables	30,926
Other payables and accrued expenses	29,885
Collateral on securities loaned, at value	2,722,048
Total liabilities		7,666,916

Net Assets		$ 120,877,194
Net Assets consist of:
Paid in capital		$ 215,614,635
Accumulated net investment loss		(108,763)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,665,935)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(962,743)
Net Assets		$ 120,877,194

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,755,575 ÷ 6,387,962 shares)	$ 9.82

Maximum offering price per share (100/94.25 of $9.82)	$ 10.42
Class T: Net Asset Value and redemption price per share ($23,963,801 ÷ 2,452,695 shares)	$ 9.77

Maximum offering price per share (100/96.50 of $9.77)	$ 10.12
Class B: Net Asset Value and offering price per share ($6,214,784 ÷ 655,611 shares)A	$ 9.48

Class C: Net Asset Value and offering price per share ($20,363,292 ÷ 2,167,420 shares)A	$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,579,742 ÷ 754,870 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 906,043
Income from Fidelity Central Funds		13,862
Total income		919,905

Expenses
Management fee	$ 314,138
Transfer agent fees	167,101
Distribution and service plan fees	253,421
Accounting and security lending fees	22,196
Custodian fees and expenses	14,123
Independent trustees' compensation	398
Registration fees	41,026
Audit	27,600
Legal	514
Miscellaneous	576
Total expenses before reductions	841,093
Expense reductions	(36,022)	805,071
Net investment income (loss)		114,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,856,545)
Foreign currency transactions	(56,325)
Total net realized gain (loss)		(9,912,870)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,216,119
Assets and liabilities in foreign currencies	457
Total change in net unrealized appreciation (depreciation)		6,216,576
Net gain (loss)		(3,696,294)
Net increase (decrease) in net assets resulting from operations		$ (3,581,460)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,834	$ (682,395)
Net realized gain (loss)	(9,912,870)	(942,210)
Change in net unrealized appreciation (depreciation)	6,216,576	(2,518,839)
Net increase (decrease) in net assets resulting from operations	(3,581,460)	(4,143,444)
Distributions to shareholders from net investment income	(107,549)	-
Share transactions - net increase (decrease)	(5,248,151)	(16,036,954)
Redemption fees	2,675	4,715
Total increase (decrease) in net assets	(8,934,485)	(20,175,683)

Net Assets
Beginning of period	129,811,679	149,987,362
End of period (including accumulated net investment loss of $108,763 and accumulated net investment loss of $116,048, respectively)	$ 120,877,194	$ 129,811,679

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.01)	.19	.30	.23
Net realized and unrealized gain (loss)	(.25)	(.27)	.93	(3.58)	(6.41)	.92
Total from investment operations	(.23)	(.29)	.92	(3.39)	(6.11)	1.15
Distributions from net investment income	(.01)	-	(.10)	(.24)	(.27)	(.22)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	(.01)	-	(.10)	(.26)	(1.73)	(3.47) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.06	$ 10.35	$ 9.53	$ 13.18	$ 21.02
Total Return B,C,D	(2.24)%	(2.80)%	9.61%	(25.87)%	(31.67)%	4.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.30% A	1.26%	1.27%	1.29%	1.21%	1.23%
Expenses net of fee waivers, if any	1.30% A	1.26%	1.27%	1.29%	1.21%	1.23%
Expenses net of all reductions	1.23% A	1.21%	1.22%	1.28%	1.21%	1.22%
Net investment income (loss)	.41% A	(.24)%	(.09)%	2.12%	1.75%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,756	$ 63,937	$ 69,723	$ 68,245	$ 90,037	$ 106,722
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.04)	.16	.26	.18
Net realized and unrealized gain (loss)	(.25)	(.26)	.92	(3.56)	(6.41)	.91
Total from investment operations	(.24)	(.31)	.88	(3.40)	(6.15)	1.09
Distributions from net investment income	-	-	(.08)	(.20)	(.19)	(.16)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	-	-	(.08)	(.22)	(1.65)	(3.41) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.77	$ 10.01	$ 10.32	$ 9.52	$ 13.14	$ 20.94
Total Return B,C,D	(2.36)%	(3.00)%	9.26%	(26.00)%	(31.85)%	4.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.52%	1.53%	1.55%	1.47%	1.46%
Expenses net of fee waivers, if any	1.56% A	1.52%	1.53%	1.55%	1.47%	1.46%
Expenses net of all reductions	1.49% A	1.47%	1.47%	1.54%	1.47%	1.46%
Net investment income (loss)	.15% A	(.49)%	(.35)%	1.86%	1.50%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,964	$ 27,037	$ 33,310	$ 34,927	$ 53,526	$ 95,426
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.09)	.12	.18	.06
Net realized and unrealized gain (loss)	(.24)	(.26)	.91	(3.50)	(6.29)	.89
Total from investment operations	(.25)	(.36)	.82	(3.38)	(6.11)	.95
Distributions from net investment income	-	-	(.06)	(.12)	(.04)	(.02)
Distributions from net realized gain	-	-	-	(.02)	(1.44)	(3.25)
Total distributions	-	-	(.06)	(.14)	(1.48)	(3.26) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.73	$ 10.09	$ 9.33	$ 12.85	$ 20.44
Total Return B,C,D	(2.57)%	(3.57)%	8.78%	(26.35)%	(32.21)%	3.71%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.01%	2.02%	2.04%	1.96%	1.98%
Expenses net of fee waivers, if any	2.04% A	2.01%	2.02%	2.04%	1.96%	1.98%
Expenses net of all reductions	1.98% A	1.96%	1.97%	2.03%	1.96%	1.98%
Net investment income (loss)	(.34)% A	(.98)%	(.85)%	1.38%	1.01%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,215	$ 7,480	$ 10,992	$ 12,477	$ 20,420	$ 64,837
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74
Income from Investment Operations
Net investment income (loss) E	(.01)	(.10)	(.09)	.12	.17	.06
Net realized and unrealized gain (loss)	(.24)	(.25)	.90	(3.48)	(6.24)	.90
Total from investment operations	(.25)	(.35)	.81	(3.36)	(6.07)	.96
Distributions from net investment income	-	-	(.06)	(.15)	(.09)	(.05)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	-	-	(.06)	(.17)	(1.55)	(3.30) J
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 9.40	$ 9.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40
Total Return B,C,D	(2.59)%	(3.50)%	8.79%	(26.38)%	(32.18)%	3.75%
Ratios to Average Net Assets F,H
Expenses before reductions	2.04% A	2.01%	2.02%	2.04%	1.96%	1.94%
Expenses net of fee waivers, if any	2.04% A	2.01%	2.02%	2.04%	1.96%	1.94%
Expenses net of all reductions	1.98% A	1.96%	1.96%	2.03%	1.96%	1.94%
Net investment income (loss)	(.34)% A	(.99)%	(.84)%	1.37%	1.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,363	$ 23,196	$ 30,804	$ 29,849	$ 37,777	$ 55,219
Portfolio turnover rate G	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63
Income from Investment Operations
Net investment income (loss) D	.03	.01	.02	.21	.36	.31
Net realized and unrealized gain (loss)	(.25)	(.28)	.95	(3.63)	(6.51)	.93
Total from investment operations	(.22)	(.27)	.97	(3.42)	(6.15)	1.24
Distributions from net investment income	(.02)	-	(.11)	(.25)	(.33)	(.30)
Distributions from net realized gain	-	-	-	(.02)	(1.46)	(3.25)
Total distributions	(.02)	-	(.11)	(.27)	(1.79)	(3.55) I
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.04	$ 10.28	$ 10.55	$ 9.69	$ 13.38	$ 21.32
Total Return B,C	(2.10)%	(2.56)%	9.99%	(25.68)%	(31.47)%	4.88%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	.96%	.99%	1.04%	.93%	.89%
Expenses net of fee waivers, if any	1.02% A	.96%	.99%	1.04%	.93%	.89%
Expenses net of all reductions	.96% A	.91%	.94%	1.03%	.92%	.88%
Net investment income (loss)	.68% A	.07%	.19%	2.37%	2.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,580	$ 8,162	$ 5,158	$ 3,797	$ 5,819	$ 8,474
Portfolio turnover rate F	439% A	260%	254%	269%	48%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transaction, certain foreign taxes, partnerships, deferred trustees compensation, passive foreign investment companies (PFIC), equity-debt classification, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,287,978
Gross unrealized depreciation	(9,872,363)
Net unrealized appreciation (depreciation) on securities and other investments	$ (3,584,385)

Tax cost	$ 128,797,551

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (55,672,202)
2018	(23,251,884)
2019	(450,657)
Total capital loss carryforward	(79,374,743)

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $2,671,096 of losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $247,151,080 and $253,623,660, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,492	$ 14,212
Class T	.25%	.25%	56,190	-
Class B	.75%	.25%	30,351	22,763
Class C	.75%	.25%	94,388	10,615
			$ 253,421	$ 47,590

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 29,987
Class T	1,336
Class B*	6,465
Class C*	1,242
$ 39,030

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 85,994.30
Class T	34,640.31
Class B	9,043.30
Class C	28,060.30
Institutional Class	9,364.27
	$ 167,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,758 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,987. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $36,022 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 83,840	$ -
Class T	7,542	-
Institutional Class	16,167	-
Total	$ 107,549	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,124,637	2,161,457	$ 9,810,658	$ 22,928,387
Reinvestment of distributions	8,251	-	73,682	-
Shares redeemed	(1,097,833)	(2,543,428)	(9,760,920)	(27,053,427)
Net increase (decrease)	35,055	(381,971)	$ 123,420	$ (4,125,040)
Class T
Shares sold	162,160	432,428	$ 1,439,761	$ 4,608,539
Reinvestment of distributions	806	-	7,158	-
Shares redeemed	(410,971)	(958,085)	(3,587,339)	(10,097,220)
Net increase (decrease)	(248,005)	(525,657)	$ (2,140,420)	$ (5,488,681)
Class B
Shares sold	3,494	48,520	$ 30,052	$ 510,105
Reinvestment of distributions	-	-	-	-
Shares redeemed	(116,321)	(369,736)	(987,614)	(3,763,785)
Net increase (decrease)	(112,827)	(321,216)	$ (957,562)	$ (3,253,680)
Class C
Shares sold	151,282	446,364	$ 1,317,802	$ 4,631,347
Reinvestment of distributions	-	-	-	-
Shares redeemed	(388,342)	(1,122,959)	(3,266,392)	(11,383,791)
Net increase (decrease)	(237,060)	(676,595)	$ (1,948,590)	$ (6,752,444)
Institutional Class
Shares sold	162,693	691,657	$ 1,481,803	$ 7,779,752
Reinvestment of distributions	1,570	-	14,317	-
Shares redeemed	(203,196)	(387,007)	(1,821,119)	(4,196,861)
Net increase (decrease)	(38,933)	304,650	$ (324,999)	$ 3,582,891

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,017.90	$ 6.09
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 6.09
Class T	1.46%
Actual		$ 1,000.00	$ 1,016.40	$ 7.40
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.41
Class B	1.95%
Actual		$ 1,000.00	$ 1,014.30	$ 9.87
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.92%
Actual		$ 1,000.00	$ 1,014.40	$ 9.72
Hypothetical A		$ 1,000.00	$ 1,015.48	$ 9.73
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,019.20	$ 4.62
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	6.7	5.0
Covidien PLC	4.4	6.3
UnitedHealth Group, Inc.	4.1	1.4
Gilead Sciences, Inc.	4.1	1.3
Merck & Co., Inc.	3.9	2.2
WellPoint, Inc.	3.6	2.0
Express Scripts, Inc.	3.4	2.5
Medco Health Solutions, Inc.	3.3	2.9
GlaxoSmithKline PLC sponsored ADR	2.8	0.0
Biogen Idec, Inc.	2.7	1.5
	39.0
Top Industries (% of fund's net assets)
As of January 31, 2012
Health Care Providers & Services	31.5%
Biotechnology	26.8%
Pharmaceuticals	19.0%
Health Care Equipment & Supplies	12.8%
Food & Staples Retailing	2.1%
All Others*	7.8%

As of July 31, 2011
Health Care Equipment & Supplies	23.1%
Biotechnology	21.9%
Health Care Providers & Services	21.4%
Pharmaceuticals	15.3%
Life Sciences Tools & Services	9.7%
All Others*	8.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BIOTECHNOLOGY - 26.8%
Biotechnology - 26.8%
Achillion Pharmaceuticals, Inc. (a)(d)	210,600	$ 2,335,554
Acorda Therapeutics, Inc. (a)	132,427	3,380,861
Alexion Pharmaceuticals, Inc. (a)	139,786	10,729,973
AMAG Pharmaceuticals, Inc. (a)	32,589	535,111
Amgen, Inc.	463,365	31,467,119
Anthera Pharmaceuticals, Inc. (a)	147,688	1,163,781
Ardea Biosciences, Inc. (a)	148,785	2,706,399
ARIAD Pharmaceuticals, Inc. (a)	330,000	4,867,500
AVEO Pharmaceuticals, Inc. (a)(d)	106,182	1,399,479
Biogen Idec, Inc. (a)	107,479	12,673,924
BioMarin Pharmaceutical, Inc. (a)	298,040	10,631,087
Chelsea Therapeutics International Ltd. (a)	31,700	142,650
Dynavax Technologies Corp. (a)(d)	769,400	2,677,512
Gilead Sciences, Inc. (a)	394,167	19,251,116
Human Genome Sciences, Inc. (a)	128,000	1,259,520
Medivation, Inc. (a)	43,564	2,413,881
Neurocrine Biosciences, Inc. (a)	197,518	1,836,917
NPS Pharmaceuticals, Inc. (a)	217,900	1,673,472
ONYX Pharmaceuticals, Inc. (a)	54,200	2,218,948
Rigel Pharmaceuticals, Inc. (a)	23,100	225,687
Seattle Genetics, Inc. (a)(d)	111,357	2,107,988
Synageva BioPharma Corp. (a)	16,200	575,586
Targacept, Inc. (a)	130,715	794,747
Theravance, Inc. (a)(d)	153,600	2,724,864
United Therapeutics Corp. (a)	88,104	4,332,955
Vical, Inc. (a)	279,000	979,290
ZIOPHARM Oncology, Inc. (a)	102,100	542,151
		125,648,072
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	221,955	1,271,802
Stewart Enterprises, Inc. Class A	154,043	947,364
		2,219,166
FOOD & STAPLES RETAILING - 2.1%
Drug Retail - 2.1%
CVS Caremark Corp.	132,100	5,515,175
Drogasil SA	506,400	4,202,610
		9,717,785
HEALTH CARE EQUIPMENT & SUPPLIES - 12.8%
Health Care Equipment - 11.4%
Baxter International, Inc.	22,000	1,220,560
Boston Scientific Corp. (a)	1,291,611	7,698,002
C. R. Bard, Inc.	21,900	2,026,188
Conceptus, Inc. (a)	160,600	1,988,228
CONMED Corp. (a)	56,000	1,646,400
Covidien PLC	403,454	20,777,881

	Shares	Value
Cyberonics, Inc. (a)	65,720	$ 2,135,900
HeartWare International, Inc. (a)	30,700	2,125,361
Opto Circuits India Ltd.	214,591	1,028,858
Orthofix International NV (a)	43,205	1,734,681
William Demant Holding A/S (a)	25,263	2,092,304
Wright Medical Group, Inc. (a)	220,900	3,744,255
Zeltiq Aesthetics, Inc. (d)	82,300	987,600
Zimmer Holdings, Inc.	73,300	4,452,975
		53,659,193
Health Care Supplies - 1.4%
The Cooper Companies, Inc.	88,250	6,366,355
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		60,025,548
HEALTH CARE PROVIDERS & SERVICES - 31.5%
Health Care Distributors & Services - 1.6%
Amplifon SpA	304,971	1,372,171
McKesson Corp.	54,720	4,471,718
PharMerica Corp. (a)	131,800	1,654,090
		7,497,979
Health Care Facilities - 1.3%
Emeritus Corp. (a)	97,675	1,705,406
Hanger Orthopedic Group, Inc. (a)	65,665	1,286,377
LCA-Vision, Inc. (a)	191,300	971,804
Sunrise Senior Living, Inc. (a)(d)	291,509	2,072,629
		6,036,216
Health Care Services - 16.4%
Accretive Health, Inc. (a)	142,845	3,832,531
Catalyst Health Solutions, Inc. (a)	96,500	5,284,340
Express Scripts, Inc. (a)	313,786	16,053,292
Fresenius Medical Care AG & Co. KGaA	62,713	4,483,235
HMS Holdings Corp. (a)	90,300	2,980,803
Laboratory Corp. of America Holdings (a)	87,570	8,003,022
Medco Health Solutions, Inc. (a)	253,075	15,695,712
MEDNAX, Inc. (a)	89,700	6,388,434
Omnicare, Inc.	244,326	8,021,223
Quest Diagnostics, Inc.	109,548	6,362,548
Team Health Holdings, Inc. (a)	12,500	257,500
		77,362,640
Managed Health Care - 12.2%
Aetna, Inc.	155,300	6,786,610
Health Net, Inc. (a)	132,700	5,008,098
Humana, Inc.	95,800	8,528,116
UnitedHealth Group, Inc.	374,167	19,378,109
Universal American Spin Corp. (a)	53,300	585,767
WellPoint, Inc.	263,896	16,973,791
		57,260,491
TOTAL HEALTH CARE PROVIDERS & SERVICES		148,157,326
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	109,643	$ 2,096,374
athenahealth, Inc. (a)	66,800	3,886,424
Epocrates, Inc. (a)	107,000	1,036,830
		7,019,628
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	91,700	4,746,392
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	161,172	2,069,448
PHARMACEUTICALS - 18.9%
Pharmaceuticals - 18.9%
Cardiome Pharma Corp. (a)	358,700	850,120
Elan Corp. PLC sponsored ADR (a)	336,200	4,575,682
Eli Lilly & Co.	150,300	5,972,922
Endo Pharmaceuticals Holdings, Inc. (a)	65,900	2,449,503
Forest Laboratories, Inc. (a)	55,200	1,754,256
GlaxoSmithKline PLC sponsored ADR	297,700	13,259,558
Meda AB (A Shares)	178,100	1,879,974
Medicis Pharmaceutical Corp. Class A	36,403	1,204,575
Merck & Co., Inc.	481,995	18,441,129
Optimer Pharmaceuticals, Inc. (a)(d)	171,954	2,230,243
Pacira Pharmaceuticals, Inc.	62,200	672,382
Pfizer, Inc.	110,388	2,362,303
Sanofi-aventis sponsored ADR	265,400	9,854,302
Shire PLC sponsored ADR	88,900	8,847,328
Valeant Pharmaceuticals International, Inc. (Canada) (a)	197,704	9,574,177
Watson Pharmaceuticals, Inc. (a)	77,900	4,567,277
XenoPort, Inc. (a)	118,900	498,191
		88,993,922
PROFESSIONAL SERVICES - 1.2%
Research & Consulting Services - 1.2%
Advisory Board Co. (a)	33,300	2,540,124
Qualicorp SA	334,000	3,305,208
		5,845,332
SOFTWARE - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	77,318	2,205,109
TOTAL COMMON STOCKS (Cost $382,509,970)		456,647,728
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $562,611)	80,373	$ 578,686
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.12% (b)	11,763,827	11,763,827
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,458,300	8,458,300
TOTAL MONEY MARKET FUNDS (Cost $20,222,127)		20,222,127
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $403,294,708)		477,448,541
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(7,665,926)
NET ASSETS - 100%		$ 469,782,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $578,686 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 562,611
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,246
Fidelity Securities Lending Cash Central Fund	39,783
Total	$ 52,029
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 456,647,728	$ 452,164,493	$ 4,483,235	$ -
Convertible Preferred Stocks	578,686	-	-	578,686
Money Market Funds	20,222,127	20,222,127	-	-
Total Investments in Securities:	$ 477,448,541	$ 472,386,620	$ 4,483,235	$ 578,686
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 562,611
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	16,075
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 578,686
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 16,075

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.4%
Ireland	5.4%
United Kingdom	2.8%
Canada	2.2%
France	2.1%
Bailiwick of Jersey	1.9%
Brazil	1.6%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,033,211) - See accompanying schedule: Unaffiliated issuers (cost $383,072,581)	$ 457,226,414
Fidelity Central Funds (cost $20,222,127)	20,222,127
Total Investments (cost $403,294,708)		$ 477,448,541
Receivable for investments sold		5,852,924
Receivable for fund shares sold		393,705
Dividends receivable		165,386
Distributions receivable from Fidelity Central Funds		8,778
Prepaid expenses		1,163
Other receivables		10,249
Total assets		483,880,746

Liabilities
Payable for investments purchased	$ 4,451,180
Payable for fund shares redeemed	656,815
Accrued management fee	214,524
Distribution and service plan fees payable	168,446
Other affiliated payables	119,099
Other payables and accrued expenses	29,767
Collateral on securities loaned, at value	8,458,300
Total liabilities		14,098,131

Net Assets		$ 469,782,615
Net Assets consist of:
Paid in capital		$ 388,249,432
Accumulated net investment loss		(1,141,603)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,518,953
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		74,155,833
Net Assets		$ 469,782,615

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($221,706,339 ÷ 9,622,804 shares)	$ 23.04

Maximum offering price per share (100/94.25 of $23.04)	$ 24.45
Class T: Net Asset Value and redemption price per share ($116,479,102 ÷ 5,249,903 shares)	$ 22.19

Maximum offering price per share (100/96.50 of $22.19)	$ 22.99
Class B: Net Asset Value and offering price per share ($17,420,177 ÷ 851,160 shares)A	$ 20.47

Class C: Net Asset Value and offering price per share ($74,410,936 ÷ 3,642,714 shares)A	$ 20.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,766,061 ÷ 1,644,276 shares)	$ 24.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,801,224
Income from Fidelity Central Funds		52,029
Total income		1,853,253

Expenses
Management fee	$ 1,198,848
Transfer agent fees	626,581
Distribution and service plan fees	954,919
Accounting and security lending fees	85,414
Custodian fees and expenses	16,990
Independent trustees' compensation	1,474
Registration fees	56,367
Audit	29,479
Legal	1,481
Miscellaneous	1,999
Total expenses before reductions	2,973,552
Expense reductions	(22,424)	2,951,128
Net investment income (loss)		(1,097,875)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,268,341
Foreign currency transactions	(83,944)
Total net realized gain (loss)		11,184,397
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,674,821)
Assets and liabilities in foreign currencies	(2,520)
Total change in net unrealized appreciation (depreciation)		(6,677,341)
Net gain (loss)		4,507,056
Net increase (decrease) in net assets resulting from operations		$ 3,409,181

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,097,875)	$ (2,816,326)
Net realized gain (loss)	11,184,397	84,545,757
Change in net unrealized appreciation (depreciation)	(6,677,341)	41,597,148
Net increase (decrease) in net assets resulting from operations	3,409,181	123,326,579
Distributions to shareholders from net realized gain	(49,973,324)	-
Share transactions - net increase (decrease)	24,613,700	(10,714,611)
Redemption fees	66,623	9,972
Total increase (decrease) in net assets	(21,883,820)	112,621,940

Net Assets
Beginning of period	491,666,435	379,044,495
End of period (including accumulated net investment loss of $1,141,603 and accumulated net investment loss of $43,728, respectively)	$ 469,782,615	$ 491,666,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	.11	6.69	1.93	(2.22)	(1.08)	1.91
Total from investment operations	.08	6.59	1.86	(2.20)	(1.11)	1.88
Distributions from net realized gain	(2.64)	-	-	(.37)	(2.07)	(2.75)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.04	$ 25.60	$ 19.01	$ 17.15	$ 19.72	$ 22.90
Total Return B,C,D	1.79%	34.67%	10.85%	(11.37)%	(5.64)%	8.54%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.19%	1.22%	1.23%	1.20%	1.22%
Expenses net of fee waivers, if any	1.20% A	1.19%	1.22%	1.23%	1.20%	1.22%
Expenses net of all reductions	1.19% A	1.18%	1.21%	1.23%	1.19%	1.21%
Net investment income (loss)	(.32)% A	(.43)%	(.36)%	.11%	(.13)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,706	$ 224,704	$ 179,586	$ 177,890	$ 220,888	$ 234,656
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26
Income from Investment Operations
Net investment income (loss) E	(.06)	(.16)	(.12)	(.02)	(.08)	(.09)
Net realized and unrealized gain (loss)	.09	6.50	1.89	(2.18)	(1.06)	1.87
Total from investment operations	.03	6.34	1.77	(2.20)	(1.14)	1.78
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.99)	(2.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.19	$ 24.80	$ 18.46	$ 16.69	$ 19.26	$ 22.39
Total Return B,C,D	1.64%	34.34%	10.61%	(11.65)%	(5.86)%	8.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.46% A	1.44%	1.47%	1.49%	1.46%	1.48%
Expenses net of fee waivers, if any	1.46% A	1.44%	1.47%	1.49%	1.46%	1.48%
Expenses net of all reductions	1.44% A	1.43%	1.46%	1.49%	1.45%	1.47%
Net investment income (loss)	(.58)% A	(.69)%	(.62)%	(.15)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,479	$ 123,606	$ 100,883	$ 103,772	$ 143,237	$ 186,628
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25)	(.20)	(.09)	(.18)	(.20)
Net realized and unrealized gain (loss)	.06	6.08	1.78	(2.07)	(.99)	1.79
Total from investment operations	(.04)	5.83	1.58	(2.16)	(1.17)	1.59
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.85)	(2.47)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.47	$ 23.15	$ 17.32	$ 15.74	$ 18.27	$ 21.29
Total Return B,C,D	1.43%	33.66%	10.04%	(12.07)%	(6.30)%	7.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.94%	1.97%	1.98%	1.95%	1.99%
Expenses net of fee waivers, if any	1.95% A	1.94%	1.97%	1.98%	1.95%	1.99%
Expenses net of all reductions	1.94% A	1.93%	1.96%	1.98%	1.94%	1.98%
Net investment income (loss)	(1.07)% A	(1.19)%	(1.11)%	(.64)%	(.89)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,420	$ 20,365	$ 23,543	$ 29,381	$ 55,589	$ 113,384
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24
Income from Investment Operations
Net investment income (loss) E	(.10)	(.24)	(.19)	(.09)	(.17)	(.19)
Net realized and unrealized gain (loss)	.06	6.06	1.78	(2.07)	(1.00)	1.79
Total from investment operations	(.04)	5.82	1.59	(2.16)	(1.17)	1.60
Distributions from net realized gain	(2.64)	-	-	(.37)	(1.89)	(2.55)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 20.43	$ 23.11	$ 17.29	$ 15.70	$ 18.23	$ 21.29
Total Return B,C,D	1.44%	33.66%	10.13%	(12.09)%	(6.31)%	7.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.90%	1.94%	1.98%	1.94%	1.94%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.94%	1.98%	1.94%	1.94%
Expenses net of all reductions	1.91% A	1.89%	1.93%	1.98%	1.94%	1.93%
Net investment income (loss)	(1.04)% A	(1.15)%	(1.08)%	(.64)%	(.88)%	(.86)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,411	$ 77,749	$ 60,861	$ 64,002	$ 83,133	$ 105,519
Portfolio turnover rate G	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43
Income from Investment Operations
Net investment income (loss) D	- H	(.03)	(.02)	.06	.03	.05
Net realized and unrealized gain (loss)	.13	6.95	2.01	(2.30)	(1.12)	1.96
Total from investment operations	.13	6.92	1.99	(2.24)	(1.09)	2.01
Distributions from net realized gain	(2.64)	-	-	(.37)	(2.14)	(2.82)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.18	$ 26.69	$ 19.77	$ 17.78	$ 20.39	$ 23.62
Total Return B,C	1.92%	35.00%	11.19%	(11.19)%	(5.36)%	8.90%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.89%	.96%	.98%	.93%	.88%
Expenses net of fee waivers, if any	.91% A	.89%	.96%	.98%	.93%	.88%
Expenses net of all reductions	.90% A	.88%	.95%	.98%	.92%	.87%
Net investment income (loss)	(.04)% A	(.13)%	(.10)%	.36%	.14%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,766	$ 45,243	$ 14,172	$ 13,452	$ 18,825	$ 22,174
Portfolio turnover rate F	130% A	125%	103%	172%	134%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 84,810,597
Gross unrealized depreciation	(12,923,235)
Net unrealized appreciation (depreciation) on securities and other investments	$ 71,887,362

Tax cost	$ 405,561,179

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $276,921,972 and $305,788,677, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250,813	$ 896
Class T	.25%	.25%	273,114	-
Class B	.75%	.25%	85,028	63,849
Class C	.75%	.25%	345,964	19,904
			$ 954,919	$ 84,649

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,539
Class T	6,577
Class B*	9,098
Class C*	1,261
$ 41,475

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 299,325.30
Class T	167,023.31
Class B	25,386.30
Class C	92,240.27
Institutional Class	42,607.26
	$ 626,581

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,970 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $607 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,783, including $387 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22,421 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 22,637,769	$ -
Class T	12,838,932	-
Class B	2,229,080	-
Class C	8,852,071	-
Institutional Class	3,415,472	-
Total	$ 49,973,324	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,032,206	2,257,884	$ 22,279,810	$ 55,506,569
Reinvestment of distributions	974,554	-	19,678,527	-
Shares redeemed	(1,159,974)	(2,927,010)	(25,116,579)	(69,236,135)
Net increase (decrease)	846,786	(669,126)	$ 16,841,758	$ (13,729,566)
Class T
Shares sold	284,334	610,720	$ 5,929,169	$ 14,273,371
Reinvestment of distributions	626,615	-	12,200,301	-
Shares redeemed	(646,144)	(1,090,770)	(13,547,106)	(24,737,327)
Net increase (decrease)	264,805	(480,050)	$ 4,582,364	$ (10,463,956)
Class B
Shares sold	49,607	46,091	$ 959,426	$ 1,030,863
Reinvestment of distributions	107,208	-	1,929,279	-
Shares redeemed	(185,194)	(525,569)	(3,554,322)	(10,871,447)
Net increase (decrease)	(28,379)	(479,478)	$ (665,617)	$ (9,840,584)
Class C
Shares sold	315,121	524,474	$ 6,091,318	$ 11,843,311
Reinvestment of distributions	406,182	-	7,293,865	-
Shares redeemed	(442,646)	(681,222)	(8,433,876)	(14,258,065)
Net increase (decrease)	278,657	(156,748)	$ 4,951,307	$ (2,414,754)
Institutional Class
Shares sold	572,486	1,277,086	$ 13,101,073	$ 33,336,034
Reinvestment of distributions	134,306	-	2,842,866	-
Shares redeemed	(757,356)	(299,253)	(17,040,051)	(7,601,785)
Net increase (decrease)	(50,564)	977,833	$ (1,096,112)	$ 25,734,249

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.16%
Actual		$ 1,000.00	$ 1,033.80	$ 5.93
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.89
Class T	1.41%
Actual		$ 1,000.00	$ 1,032.30	$ 7.20
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.15
Class B	1.95%
Actual		$ 1,000.00	$ 1,029.70	$ 9.95
Hypothetical A		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.91%
Actual		$ 1,000.00	$ 1,030.10	$ 9.75
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.68
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,035.30	$ 4.40
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	11.7	13.5
United Technologies Corp.	6.1	6.0
Danaher Corp.	3.9	3.7
3M Co.	3.8	1.0
Union Pacific Corp.	3.8	5.0
Emerson Electric Co.	3.3	3.7
United Parcel Service, Inc. Class B	3.3	0.0
Honeywell International, Inc.	3.1	3.2
Cummins, Inc.	3.0	3.3
CSX Corp.	2.7	0.0
	44.7
Top Industries (% of fund's net assets)
As of January 31, 2012
Industrial Conglomerates	22.4%
Machinery	19.9%
Aerospace & Defense	12.9%
Electrical Equipment	11.4%
Road & Rail	7.0%
All Others*	26.4%

As of July 31, 2011
Aerospace & Defense	21.9%
Industrial Conglomerates	21.8%
Machinery	16.7%
Electrical Equipment	11.8%
Construction & Engineering	6.9%
All Others*	20.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
AEROSPACE & DEFENSE - 12.9%
Aerospace & Defense - 12.9%
Esterline Technologies Corp. (a)	37,017	$ 2,263,590
Honeywell International, Inc.	221,929	12,880,759
Rockwell Collins, Inc.	72,997	4,225,796
Textron, Inc.	346,458	8,827,750
United Technologies Corp.	320,023	25,073,802
		53,271,697
AIR FREIGHT & LOGISTICS - 4.5%
Air Freight & Logistics - 4.5%
C.H. Robinson Worldwide, Inc.	40,246	2,770,535
United Parcel Service, Inc. Class B	179,050	13,545,133
UTI Worldwide, Inc.	167,823	2,498,884
		18,814,552
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Autoliv, Inc. (d)	65,700	4,145,013
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
Armstrong World Industries, Inc. (a)	78,878	3,683,603
Fortune Brands Home & Security, Inc. (a)	66,700	1,238,619
Owens Corning (a)	164,088	5,537,970
		10,460,192
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Environmental & Facility Services - 1.5%
Republic Services, Inc.	218,932	6,410,329
Office Services & Supplies - 0.6%
Mine Safety Appliances Co.	61,011	2,082,916
Pitney Bowes, Inc. (d)	10,600	201,082
		2,283,998
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,694,327
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	147,036	3,365,654
EMCOR Group, Inc.	121,498	3,502,787
Fluor Corp.	79,111	4,449,203
Foster Wheeler AG (a)	116,631	2,619,532
Jacobs Engineering Group, Inc. (a)	75,887	3,396,702
Quanta Services, Inc. (a)	99,078	2,140,085
		19,473,963
ELECTRICAL EQUIPMENT - 11.4%
Electrical Components & Equipment - 11.4%
AMETEK, Inc.	118,200	5,555,400
Cooper Industries PLC Class A	86,220	5,097,326
Emerson Electric Co.	268,872	13,814,643
GrafTech International Ltd. (a)	257,700	4,231,434
Hubbell, Inc. Class B	64,500	4,641,420

	Shares	Value
Polypore International, Inc. (a)	50,300	$ 1,915,424
Prysmian SpA	267,976	4,023,731
Regal-Beloit Corp.	101,165	5,743,137
Roper Industries, Inc.	23,300	2,175,987
		47,198,502
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
McDermott International, Inc. (a)	78,847	958,780
INDUSTRIAL CONGLOMERATES - 22.4%
Industrial Conglomerates - 22.4%
3M Co.	182,151	15,794,313
Carlisle Companies, Inc.	57,294	2,734,643
Danaher Corp.	306,682	16,103,872
General Electric Co.	2,601,050	48,665,646
Tyco International Ltd.	185,314	9,441,748
		92,740,222
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	34,241	1,454,215
MACHINERY - 19.9%
Construction & Farm Machinery & Heavy Trucks - 7.4%
Caterpillar, Inc.	60,600	6,612,672
Cummins, Inc.	118,724	12,347,296
Fiat Industrial SpA (a)	331,900	3,251,473
Jain Irrigation Systems Ltd.	489,270	942,177
Manitowoc Co., Inc.	277,640	3,731,482
WABCO Holdings, Inc. (a)	74,100	3,842,085
		30,727,185
Industrial Machinery - 12.5%
Actuant Corp. Class A	97,260	2,465,541
Dover Corp.	80,100	5,079,141
Flowserve Corp.	42,300	4,660,191
Graco, Inc.	109,926	5,054,397
Harsco Corp.	45,127	1,003,173
Illinois Tool Works, Inc.	147,816	7,838,682
Ingersoll-Rand PLC	201,747	7,049,040
Pall Corp.	95,961	5,726,952
Parker Hannifin Corp.	88,742	7,159,705
SPX Corp.	27,700	1,928,751
TriMas Corp. (a)	172,130	3,730,057
		51,695,630
TOTAL MACHINERY		82,422,815
PROFESSIONAL SERVICES - 4.1%
Human Resource & Employment Services - 2.0%
Kforce, Inc. (a)	127,329	1,583,973
Manpower, Inc.	53,900	2,161,929
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Human Resource & Employment Services - continued
Robert Half International, Inc.	103,200	$ 2,857,608
Towers Watson & Co.	30,500	1,823,900
		8,427,410
Research & Consulting Services - 2.1%
Bureau Veritas SA	16,400	1,202,723
Dun & Bradstreet Corp.	29,576	2,449,189
IHS, Inc. Class A (a)	55,174	4,936,970
		8,588,882
TOTAL PROFESSIONAL SERVICES		17,016,292
ROAD & RAIL - 7.0%
Railroads - 6.5%
CSX Corp.	495,244	11,167,752
Union Pacific Corp.	136,995	15,659,898
		26,827,650
Trucking - 0.5%
Con-way, Inc.	64,864	2,058,783
TOTAL ROAD & RAIL		28,886,433
SOFTWARE - 0.4%
Application Software - 0.4%
Solera Holdings, Inc.	30,133	1,439,453
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Trading Companies & Distributors - 3.2%
Mills Estruturas e Servicos de Engenharia SA	167,900	2,083,375
W.W. Grainger, Inc.	17,400	3,318,876
Watsco, Inc.	43,000	2,965,710
WESCO International, Inc. (a)	75,201	4,728,639
		13,096,600
TOTAL COMMON STOCKS (Cost $355,138,226)		400,073,056
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 1,041,431	1,041,431
8% 12/6/14 (f)	850,700	850,700
		1,892,131
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% 3/1/12 (e) (Cost $649,996)	$ 650,000	$ 649,977
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	11,163,912	11,163,912
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,002,887	3,002,887
TOTAL MONEY MARKET FUNDS (Cost $14,166,799)		14,166,799
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $371,847,152)		416,781,963
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,945,433)
NET ASSETS - 100%		$ 413,836,530
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P Select Sector Industrial Index Contracts	March 2012	$ 4,326,000	$ 287,982
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $649,977.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,892,131 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 850,700
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,405
Fidelity Securities Lending Cash Central Fund	9,303
Total	$ 15,708
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 400,073,056	$ 400,073,056	$ -	$ -
Convertible Bonds	1,892,131	-	-	1,892,131
U.S. Treasury Obligations	649,977	-	649,977	-
Money Market Funds	14,166,799	14,166,799	-	-
Total Investments in Securities:	$ 416,781,963	$ 414,239,855	$ 649,977	$ 1,892,131
Derivative Instruments:
Assets
Futures Contracts	$ 287,982	$ 287,982	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	850,700
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,041,431
Transfers out of Level 3	-
Ending Balance	$ 1,892,131
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 287,982	$ -
Total Value of Derivatives	$ 287,982	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,913,664) - See accompanying schedule: Unaffiliated issuers (cost $357,680,353)	$ 402,615,164
Fidelity Central Funds (cost $14,166,799)	14,166,799
Total Investments (cost $371,847,152)		$ 416,781,963
Foreign currency held at value (cost $191,718)		191,718
Receivable for investments sold		1,908,468
Receivable for fund shares sold		2,135,142
Dividends receivable		115,488
Interest receivable		62,511
Distributions receivable from Fidelity Central Funds		990
Prepaid expenses		1,237
Other receivables		5,031
Total assets		421,202,548

Liabilities
Payable for investments purchased	$ 3,244,090
Payable for fund shares redeemed	652,252
Accrued management fee	186,953
Distribution and service plan fees payable	145,281
Payable for daily variation margin on futures contracts	14,400
Other affiliated payables	92,587
Other payables and accrued expenses	27,568
Collateral on securities loaned, at value	3,002,887
Total liabilities		7,366,018

Net Assets		$ 413,836,530
Net Assets consist of:
Paid in capital		$ 388,981,164
Distributions in excess of net investment income		(316,523)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,051,715)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,223,604
Net Assets		$ 413,836,530

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,441,851 ÷ 8,080,297 shares)	$ 26.17

Maximum offering price per share (100/94.25 of $26.17)	$ 27.77
Class T: Net Asset Value and redemption price per share ($65,755,622 ÷ 2,551,198 shares)	$ 25.77

Maximum offering price per share (100/96.50 of $25.77)	$ 26.70
Class B: Net Asset Value and offering price per share ($24,015,224 ÷ 985,111 shares)A	$ 24.38

Class C: Net Asset Value and offering price per share ($69,385,969 ÷ 2,837,108 shares)A	$ 24.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,237,864 ÷ 1,593,920 shares)	$ 27.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,336,996
Interest		51,909
Income from Fidelity Central Funds		15,708
Total income		3,404,613

Expenses
Management fee	$ 1,066,131
Transfer agent fees	485,517
Distribution and service plan fees	824,019
Accounting and security lending fees	74,380
Custodian fees and expenses	12,177
Independent trustees' compensation	1,311
Registration fees	62,135
Audit	24,141
Legal	927
Interest	576
Miscellaneous	1,871
Total expenses before reductions	2,553,185
Expense reductions	(10,610)	2,542,575
Net investment income (loss)		862,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,753,754)
Foreign currency transactions	(21,128)
Futures contracts	930,439
Total net realized gain (loss)		(17,844,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	21,482,579
Assets and liabilities in foreign currencies	(1,151)
Futures contracts	287,982
Total change in net unrealized appreciation (depreciation)		21,769,410
Net gain (loss)		3,924,967
Net increase (decrease) in net assets resulting from operations		$ 4,787,005

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 862,038	$ 791,669
Net realized gain (loss)	(17,844,443)	55,819,724
Change in net unrealized appreciation (depreciation)	21,769,410	3,563,495
Net increase (decrease) in net assets resulting from operations	4,787,005	60,174,888
Distributions to shareholders from net investment income	(1,437,740)	(328,907)
Distributions to shareholders from net realized gain	(4,219,307)	-
Total distributions	(5,657,047)	(328,907)
Share transactions - net increase (decrease)	(54,549,003)	75,767,831
Redemption fees	12,710	11,341
Total increase (decrease) in net assets	(55,406,335)	135,625,153

Net Assets
Beginning of period	469,242,865	333,617,712
End of period (including distributions in excess of net investment income of $316,523 and undistributed net investment income of $259,179, respectively)	$ 413,836,530	$ 469,242,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16
Income from Investment Operations
Net investment income (loss) E	.07	.09	.06	.13	.11	.09
Net realized and unrealized gain (loss)	.73	4.13	4.68	(5.08)	(1.17)	5.11
Total from investment operations	.80	4.22	4.74	(4.95)	(1.06)	5.20
Distributions from net investment income	(.11)	(.03)	(.07)	(.13)	-	(.06)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.46)	(1.81)
Total distributions	(.36)	(.03)	(.07)	(.15)	(2.46)	(1.87)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 26.17	$ 25.73	$ 21.54	$ 16.87	$ 21.97	$ 25.49
Total Return B,C,D	3.38%	19.59%	28.13%	(22.49)%	(4.71)%	25.13%
Ratios to Average Net Assets F,H
Expenses before reductions	1.16% A	1.13%	1.18%	1.23%	1.17%	1.21%
Expenses net of fee waivers, if any	1.16% A	1.13%	1.18%	1.23%	1.17%	1.21%
Expenses net of all reductions	1.15% A	1.13%	1.17%	1.23%	1.16%	1.21%
Net investment income (loss)	.63% A	.36%	.31%	.89%	.46%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,442	$ 228,106	$ 165,029	$ 130,860	$ 188,859	$ 157,451
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86
Income from Investment Operations
Net investment income (loss) E	.04	.03	.01	.10	.05	.03
Net realized and unrealized gain (loss)	.72	4.07	4.61	(5.03)	(1.15)	5.05
Total from investment operations	.76	4.10	4.62	(4.93)	(1.10)	5.08
Distributions from net investment income	(.07)	(.01)	(.02)	(.08)	-	(.03)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.40)	(1.74)
Total distributions	(.32)	(.01)	(.02)	(.10)	(2.40)	(1.77)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 25.77	$ 25.33	$ 21.24	$ 16.64	$ 21.67	$ 25.17
Total Return B,C,D	3.23%	19.28%	27.80%	(22.68)%	(4.96)%	24.82%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.39%	1.44%	1.48%	1.41%	1.46%
Expenses net of fee waivers, if any	1.41% A	1.39%	1.44%	1.48%	1.41%	1.46%
Expenses net of all reductions	1.41% A	1.38%	1.43%	1.48%	1.41%	1.46%
Net investment income (loss)	.38% A	.10%	.06%	.63%	.21%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,756	$ 71,542	$ 58,202	$ 48,054	$ 85,025	$ 75,530
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02
Income from Investment Operations
Net investment income (loss) E	(.02)	(.11)	(.09)	.02	(.07)	(.09)
Net realized and unrealized gain (loss)	.68	3.88	4.41	(4.82)	(1.10)	4.87
Total from investment operations	.66	3.77	4.32	(4.80)	(1.17)	4.78
Distributions from net investment income	(.02)	-	-	(.04)	-	-
Distributions from net realized gain	(.25)	-	-	-	(2.28)	(1.61)
Total distributions	(.27)	-	-	(.04)	(2.28)	(1.61)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.38	$ 23.99	$ 20.22	$ 15.90	$ 20.74	$ 24.19
Total Return B,C,D	2.97%	18.64%	27.17%	(23.10)%	(5.46)%	24.18%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.93%	1.97%	1.98%	1.95%	2.00%
Expenses net of fee waivers, if any	1.95% A	1.93%	1.97%	1.98%	1.95%	2.00%
Expenses net of all reductions	1.94% A	1.93%	1.97%	1.98%	1.95%	2.00%
Net investment income (loss)	(.16)% A	(.44)%	(.48)%	.13%	(.33)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,015	$ 28,600	$ 29,048	$ 25,212	$ 39,989	$ 44,330
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.08)	.02	(.06)	(.08)
Net realized and unrealized gain (loss)	.68	3.88	4.42	(4.83)	(1.11)	4.88
Total from investment operations	.67	3.79	4.34	(4.81)	(1.17)	4.80
Distributions from net investment income	(.03)	-	-	(.04)	-	-
Distributions from net realized gain	(.25)	-	-	-	(2.30)	(1.70)
Total distributions	(.28)	-	-	(.04)	(2.30)	(1.70)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.46	$ 24.07	$ 20.28	$ 15.94	$ 20.79	$ 24.26
Total Return B,C,D	3.01%	18.69%	27.23%	(23.09)%	(5.44)%	24.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.89%	1.93%	1.98%	1.91%	1.94%
Expenses net of fee waivers, if any	1.91% A	1.89%	1.93%	1.98%	1.91%	1.94%
Expenses net of all reductions	1.90% A	1.88%	1.92%	1.98%	1.90%	1.94%
Net investment income (loss)	(.12)% A	(.40)%	(.43)%	.14%	(.28)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,386	$ 72,673	$ 51,760	$ 37,862	$ 57,742	$ 57,862
Portfolio turnover rate G	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77
Income from Investment Operations
Net investment income (loss) D	.11	.17	.13	.19	.18	.16
Net realized and unrealized gain (loss)	.75	4.28	4.83	(5.27)	(1.19)	5.27
Total from investment operations	.86	4.45	4.96	(5.08)	(1.01)	5.43
Distributions from net investment income	(.17)	(.06)	(.11)	(.17)	-	(.13)
Distributions from net realized gain	(.25)	-	-	(.02)	(2.53)	(1.81)
Total distributions	(.42)	(.06)	(.11)	(.19)	(2.53)	(1.94)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 27.13	$ 26.69	$ 22.30	$ 17.45	$ 22.72	$ 26.26
Total Return B,C	3.53%	19.95%	28.52%	(22.31)%	(4.40)%	25.53%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.85%	.89%	.96%	.88%	.92%
Expenses net of fee waivers, if any	.86% A	.85%	.89%	.96%	.88%	.92%
Expenses net of all reductions	.86% A	.84%	.88%	.95%	.87%	.91%
Net investment income (loss)	.93% A	.65%	.61%	1.16%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,238	$ 68,323	$ 29,578	$ 12,762	$ 33,642	$ 19,498
Portfolio turnover rate F	99% A	75%	110%	135%	91%	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,662,753
Gross unrealized depreciation	(7,419,520)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,243,233

Tax cost	$ 375,538,730

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

(depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $930,439 and a change in net unrealized appreciation (depreciation) of $287,982 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $191,022,522 and $259,724,230, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 240,223	$ 4,564
Class T	.25%	.25%	150,390	-
Class B	.75%	.25%	118,852	89,140
Class C	.75%	.25%	314,554	68,895
			$ 824,019	$ 162,599

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,057
Class T	3,049
Class B*	23,850
Class C*	7,149
$ 59,105

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 246,710.26
Class T	78,335.26
Class B	35,550.30
Class C	80,060.25
Institutional Class	44,862.21
	$ 485,517

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,610 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,097,500.37%		$ 576

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,303. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,610 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 896,458	$ 235,263
Class T	170,680	13,200
Class B	16,830	-
Class C	70,972	-
Institutional Class	282,800	80,444
Total	$ 1,437,740	$ 328,907
From net realized gain
Class A	$ 2,092,354	$ -
Class T	659,892	-
Class B	286,480	-
Class C	731,497	-
Institutional Class	449,084	-
Total	$ 4,219,307	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,053,783	3,645,278	$ 25,180,767	$ 95,442,701
Reinvestment of distributions	118,075	8,108	2,609,664	205,122
Shares redeemed	(1,956,128)	(2,451,683)	(45,475,396)	(63,502,279)
Net increase (decrease)	(784,270)	1,201,703	$ (17,684,965)	$ 32,145,544
Class T
Shares sold	215,326	757,485	$ 5,002,023	$ 19,402,949
Reinvestment of distributions	36,910	500	800,817	12,596
Shares redeemed	(524,898)	(674,809)	(11,827,249)	(16,619,027)
Net increase (decrease)	(272,662)	83,176	$ (6,024,409)	$ 2,796,518
Class B
Shares sold	48,558	89,875	$ 1,038,294	$ 2,150,821
Reinvestment of distributions	12,641	-	255,322	-
Shares redeemed	(268,071)	(334,639)	(5,844,495)	(7,838,637)
Net increase (decrease)	(206,872)	(244,764)	$ (4,550,879)	$ (5,687,816)
Class C
Shares sold	206,599	1,054,416	$ 4,594,169	$ 25,772,946
Reinvestment of distributions	31,555	-	641,832	-
Shares redeemed	(419,789)	(588,462)	(9,022,618)	(13,948,935)
Net increase (decrease)	(181,635)	465,954	$ (3,786,617)	$ 11,824,011
Institutional Class
Shares sold	376,575	2,320,182	$ 9,162,970	$ 63,208,570
Reinvestment of distributions	22,926	2,269	525,598	59,382
Shares redeemed	(1,365,468)	(1,089,149)	(32,190,701)	(28,578,378)
Net increase (decrease)	(965,967)	1,233,302	$ (22,502,133)	$ 34,689,574

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.19%
Actual		$ 1,000.00	$ 971.40	$ 5.90
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Class T	1.44%
Actual		$ 1,000.00	$ 970.00	$ 7.13
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.30
Class B	1.94%
Actual		$ 1,000.00	$ 967.80	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Class C	1.94%
Actual		$ 1,000.00	$ 967.50	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Institutional Class	.88%
Actual		$ 1,000.00	$ 972.60	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	15.3	11.0
Microsoft Corp.	4.4	3.3
Oracle Corp.	3.2	5.9
Google, Inc. Class A	3.0	6.0
salesforce.com, Inc.	2.3	3.6
QUALCOMM, Inc.	2.0	0.2
Altera Corp.	2.0	0.1
Citrix Systems, Inc.	1.6	1.5
International Business Machines Corp.	1.5	0.3
NXP Semiconductors NV	1.5	0.8
	36.8
Top Industries (% of fund's net assets)
As of January 31, 2012
Semiconductors & Semiconductor Equipment	23.6%
Software	22.8%
Computers & Peripherals	18.6%
Internet Software & Services	9.6%
Communications Equipment	7.5%
All Others*	17.9%

As of July 31, 2011
Software	29.1%
Computers & Peripherals	17.9%
Semiconductors & Semiconductor Equipment	13.7%
Internet Software & Services	12.3%
IT Services	8.5%
All Others*	18.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	12,300	$ 357,561
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	196,100	4,007,921
Shin-Etsu Chemical Co., Ltd.	6,900	358,442
		4,366,363
COMMUNICATIONS EQUIPMENT - 7.3%
Communications Equipment - 7.3%
Acme Packet, Inc. (a)	92,075	2,691,352
ADTRAN, Inc.	10,771	373,000
Aruba Networks, Inc. (a)	7,200	159,696
Brocade Communications Systems, Inc. (a)	92,800	520,608
Ciena Corp. (a)(d)	111,656	1,624,595
Cisco Systems, Inc.	229,370	4,502,533
Comba Telecom Systems Holdings Ltd.	187,500	131,282
F5 Networks, Inc. (a)	79,512	9,520,767
Finisar Corp. (a)	137,740	2,790,612
Infinera Corp. (a)	70,900	506,226
JDS Uniphase Corp. (a)	168,700	2,140,803
Juniper Networks, Inc. (a)	3,198	66,934
Motorola Solutions, Inc.	14,700	682,227
Oclaro, Inc. (a)	23,926	99,054
Polycom, Inc. (a)	293,093	5,847,205
QUALCOMM, Inc.	240,032	14,118,682
Riverbed Technology, Inc. (a)	47,370	1,134,038
Sandvine Corp. (a)	751,600	959,462
Sandvine Corp. (U.K.) (a)	554,200	768,225
Spirent Communications PLC	185,100	346,561
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,741	62,489
ZTE Corp. (H Shares)	1,092,120	2,971,372
		52,017,723
COMPUTERS & PERIPHERALS - 18.6%
Computer Hardware - 15.9%
Advantech Co. Ltd.	123,000	372,387
Apple, Inc. (a)	238,779	108,997,837
Hewlett-Packard Co.	12,382	346,448
Pegatron Corp.	776,000	938,699
Stratasys, Inc. (a)	49,675	1,825,556
Wistron Corp.	247,000	370,563
		112,851,490
Computer Storage & Peripherals - 2.7%
ADLINK Technology, Inc.	61,000	72,141
EMC Corp. (a)	358,367	9,231,534
Fusion-io, Inc.	15,200	351,272
Imagination Technologies Group PLC (a)	155,759	1,418,852

	Shares	Value
NetApp, Inc. (a)	1,837	$ 69,328
SanDisk Corp. (a)	107,191	4,917,923
Smart Technologies, Inc. Class A (a)	26,500	109,445
Synaptics, Inc. (a)	76,184	2,918,609
		19,089,104
TOTAL COMPUTERS & PERIPHERALS		131,940,594
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Educomp Solutions Ltd.	16,123	70,285
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	57,932	1,379,940
		1,450,225
ELECTRONIC EQUIPMENT & COMPONENTS - 4.4%
Electronic Components - 1.8%
Aeroflex Holding Corp. (a)	46,070	583,707
Amphenol Corp. Class A	6,566	357,387
Cheng Uei Precision Industries Co. Ltd.	193,408	456,154
Chimei Innolux Corp. (a)	16,000	7,407
J Touch Corp.	36,024	47,046
Omron Corp.	3,400	68,553
Universal Display Corp. (a)(d)	220,767	9,296,498
Vishay Intertechnology, Inc. (a)	172,408	2,117,170
		12,933,922
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	331,683	758,741
Itron, Inc. (a)	1,768	68,581
Keyence Corp.	1,300	323,849
National Instruments Corp.	13,300	357,903
RealD, Inc. (a)(d)	26,949	236,343
SFA Engineering Corp.	5,488	269,694
SNU Precision Co. Ltd.	26,457	249,669
Test Research, Inc.	18,655	22,566
		2,287,346
Electronic Manufacturing Services - 1.7%
Benchmark Electronics, Inc. (a)	1,200	20,640
IPG Photonics Corp. (a)	2,200	116,138
Jabil Circuit, Inc.	169,973	3,851,588
KEMET Corp. (a)	94,696	870,256
TE Connectivity Ltd.	61,474	2,096,263
Trimble Navigation Ltd. (a)	106,049	4,966,275
		11,921,160
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,753	72,381
Avnet, Inc. (a)	2,700	94,149
Digital China Holdings Ltd. (H Shares)	1,068,000	1,762,728
VST Holdings Ltd. (a)	2,000,000	304,310
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
WPG Holding Co. Ltd.	1,112,975	$ 1,555,044
WT Microelectronics Co. Ltd.	249,000	366,832
		4,155,444
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		31,297,872
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	1,618,000	2,083,841
China Kanghui Holdings sponsored ADR (a)	9,000	156,600
		2,240,441
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	600	34,908
So-net M3, Inc.	240	1,037,387
		1,072,295
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	17,000	17,493
Techtronic Industries Co. Ltd.	348,000	386,804
		404,297
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	1,254,000	515,813
INTERNET & CATALOG RETAIL - 0.9%
Internet Retail - 0.9%
Amazon.com, Inc. (a)	16,164	3,142,928
E-Commerce China Dangdang, Inc. ADR (a)	260	1,911
Groupon, Inc. Class A (a)	14,700	299,733
Priceline.com, Inc. (a)	103	54,536
Rakuten, Inc.	2,073	2,091,220
Start Today Co. Ltd.	48,200	940,858
		6,531,186
INTERNET SOFTWARE & SERVICES - 9.6%
Internet Software & Services - 9.6%
Active Network, Inc.	25,200	374,976
Akamai Technologies, Inc. (a)	58,713	1,893,494
Bankrate, Inc.	19,400	453,766
Cornerstone OnDemand, Inc.	46,600	849,984
DealerTrack Holdings, Inc. (a)	12,300	336,159
eBay, Inc. (a)	312,976	9,890,042
Facebook, Inc. Class B (f)	37,876	946,900
Google, Inc. Class A (a)	36,862	21,384,015
INFO Edge India Ltd.	17,918	226,133
Kakaku.com, Inc.	56,200	1,820,989
LogMeIn, Inc. (a)	59,994	2,389,561

	Shares	Value
Mail.ru Group Ltd. GDR (a)(e)	1,800	$ 59,400
MercadoLibre, Inc.	45,934	4,014,632
NHN Corp. (a)	8,879	1,675,783
Open Text Corp. (a)	49,100	2,488,419
OpenTable, Inc. (a)(d)	1,147	55,251
Opera Software ASA (d)	111,900	556,887
PChome Online, Inc.	111,000	631,982
Qihoo 360 Technology Co. Ltd. ADR (d)	48,800	883,280
Rackspace Hosting, Inc. (a)	147,109	6,386,002
Renren, Inc. ADR (d)	5,900	32,745
Responsys, Inc.	50,448	591,755
SciQuest, Inc. (a)	31,677	463,435
SINA Corp. (a)(d)	66,573	4,678,085
Tudou Holdings Ltd. ADR (d)	300	4,200
Velti PLC (a)	50,436	441,315
VeriSign, Inc.	2,200	81,532
Vocus, Inc. (a)	14,700	337,659
XO Group, Inc. (a)	5,200	42,848
Yahoo!, Inc. (a)	216,919	3,355,737
Yandex NV	33,576	683,943
YouKu.com, Inc. ADR (a)	13,000	278,070
		68,308,979
IT SERVICES - 4.7%
Data Processing & Outsourced Services - 1.6%
MasterCard, Inc. Class A	10,100	3,591,257
Syntel, Inc.	7,600	356,592
Visa, Inc. Class A	72,060	7,252,118
		11,199,967
IT Consulting & Other Services - 3.1%
Accenture PLC Class A	19,240	1,103,222
Camelot Information Systems, Inc. ADR (a)	145	368
ChinaSoft International Ltd. (a)	20,000	5,854
Cognizant Technology Solutions Corp. Class A (a)	99,222	7,119,179
HiSoft Technology International Ltd. ADR (a)	11,117	126,400
International Business Machines Corp.	55,224	10,636,142
ServiceSource International, Inc.	139,146	2,354,350
Teradata Corp. (a)	12,993	695,905
		22,041,420
TOTAL IT SERVICES		33,241,387
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	13,800	714,288
Life Technologies Corp. (a)	7,503	363,370
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	370,734
		1,448,392
Common Stocks - continued
	Shares	Value
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	64,000	$ 322,217
Fanuc Corp.	900	151,240
HIWIN Technologies Corp.	16,390	151,467
Mirle Automation Corp.	92,950	71,766
Nippon Thompson Co. Ltd.	149,000	883,484
THK Co. Ltd.	57,600	1,237,686
		2,817,860
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	1,100	36,753
Focus Media Holding Ltd. ADR (a)(d)	39,800	796,000
ReachLocal, Inc. (a)(d)	57,644	454,235
		1,286,988
Cable & Satellite - 0.1%
DISH Network Corp. Class A	25,760	719,219
Movies & Entertainment - 0.0%
IMAX Corp. (a)	18,930	392,040
TOTAL MEDIA		2,398,247
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	64,581
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	839,500	548,824
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	41,041	1,841,920
Research & Consulting Services - 0.0%
Acacia Research Corp. - Acacia Technologies (a)	8,600	353,976
TOTAL PROFESSIONAL SERVICES		2,195,896
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
China Real Estate Information Corp. ADR (a)	64,549	313,708
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.3%
Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	5,757	61,254
Amkor Technology, Inc. (a)(d)	188,093	1,077,773
Asia Pacific Systems, Inc. (a)	33,164	374,963
ASM International NV unit	70,300	2,341,693
ASM Pacific Technology Ltd.	28,700	369,332
ASML Holding NV	132,135	5,680,484
Axcelis Technologies, Inc. (a)	53,309	95,956
centrotherm photovoltaics AG	1,493	22,564

	Shares	Value
Cymer, Inc. (a)	72,779	$ 3,623,666
Dainippon Screen Manufacturing Co. Ltd.	9,000	75,679
Entegris, Inc. (a)	183,408	1,757,049
GCL-Poly Energy Holdings Ltd.	1,078,000	371,137
Genesis Photonics, Inc.	69,000	93,842
ICD Co. Ltd. (a)	13,952	653,341
KLA-Tencor Corp.	1,400	71,582
Novellus Systems, Inc. (a)	90,659	4,274,572
Rubicon Technology, Inc. (a)(d)	52,000	563,160
Sumco Corp. (a)	57,800	495,125
Teradyne, Inc. (a)	64,420	1,053,267
Ultratech, Inc. (a)	142,260	4,161,105
Visual Photonics Epitaxy Co. Ltd.	142,000	204,399
		27,421,943
Semiconductors - 19.4%
Advanced Micro Devices, Inc. (a)	52,578	352,798
Advanced Semiconductor Engineering, Inc.	1,470,000	1,545,404
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	253,551	1,336,214
Alpha & Omega Semiconductor Ltd. (a)	33,538	311,233
Altera Corp.	354,011	14,086,098
Analog Devices, Inc.	9,053	354,244
Applied Micro Circuits Corp. (a)	157,393	1,232,387
ARM Holdings PLC sponsored ADR	25,019	722,549
Atmel Corp. (a)	234,876	2,280,646
Avago Technologies Ltd.	136,234	4,623,782
Broadcom Corp. Class A	233,580	8,021,137
Canadian Solar, Inc. (a)	32	122
Cavium, Inc. (a)(d)	143,265	4,604,537
Cirrus Logic, Inc. (a)	88,897	1,816,166
Cree, Inc. (a)(d)	268,656	6,831,922
Cypress Semiconductor Corp.	135,922	2,337,179
Diodes, Inc. (a)	52,400	1,350,872
Duksan Hi-Metal Co. Ltd. (a)	131,173	2,738,452
Epistar Corp.	685,000	1,678,071
Fairchild Semiconductor International, Inc. (a)	271,977	3,802,238
First Solar, Inc. (a)	15	634
Freescale Semiconductor Holdings I Ltd.	273,836	4,373,161
Global Unichip Corp.	266,000	1,056,091
Hittite Microwave Corp. (a)	3,779	207,921
Hynix Semiconductor, Inc.	14,730	352,099
Infineon Technologies AG	377,900	3,448,058
Inphi Corp. (a)	70,389	1,032,607
International Rectifier Corp. (a)	45,200	1,030,560
Intersil Corp. Class A	110,228	1,241,167
JA Solar Holdings Co. Ltd. ADR (a)	98,416	173,212
LSI Corp. (a)	225,065	1,703,742
MagnaChip Semiconductor Corp.	109,889	1,068,121
Marvell Technology Group Ltd. (a)	45,000	698,850
Maxim Integrated Products, Inc.	2,582	69,301
Melfas, Inc.	16	325
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Mellanox Technologies Ltd. (a)	8,600	$ 315,362
Micrel, Inc.	29,083	336,199
Micron Technology, Inc. (a)	1,172,267	8,897,507
Microsemi Corp. (a)	4,100	81,098
Monolithic Power Systems, Inc. (a)	105,197	1,724,179
MStar Semiconductor, Inc.	123,000	781,348
NVIDIA Corp. (a)	4,805	70,970
NXP Semiconductors NV (a)	491,139	10,426,881
O2Micro International Ltd. sponsored ADR (a)	38,400	182,016
Omnivision Technologies, Inc. (a)	10,300	137,093
ON Semiconductor Corp. (a)	859,821	7,480,443
Phison Electronics Corp.	103,000	755,229
PMC-Sierra, Inc. (a)	323,597	2,103,381
Power Integrations, Inc.	9,073	326,537
Radiant Opto-Electronics Corp.	268,365	1,020,141
Rambus, Inc. (a)	226,707	1,652,694
RDA Microelectronics, Inc. sponsored ADR (a)	7,600	99,940
RF Micro Devices, Inc. (a)	542,308	2,706,117
Samsung Electronics Co. Ltd.	359	353,802
Seoul Semiconductor Co. Ltd.	46,510	1,041,363
Silicon Laboratories, Inc. (a)	1,700	74,528
Silicon Motion Technology Corp. sponsored ADR (a)	84,600	1,825,668
Siliconware Precision Industries Co. Ltd.	1,021,000	1,174,854
Siliconware Precision Industries Co. Ltd. sponsored ADR	386,700	2,184,855
Skyworks Solutions, Inc. (a)	136,559	2,946,943
Spansion, Inc. Class A (a)	132,193	1,325,896
Spreadtrum Communications, Inc. ADR (d)	160,365	2,480,847
Standard Microsystems Corp. (a)	99,971	2,575,253
Texas Instruments, Inc.	54,574	1,767,106
Trina Solar Ltd. (a)(d)	19,794	159,144
United Microelectronics Corp.	742,000	391,270
United Microelectronics Corp. sponsored ADR	322,700	874,517
Vanguard International Semiconductor Corp.	2,450,000	993,411
Win Semiconductors Corp.	115,867	158,561
Xilinx, Inc.	49,393	1,770,739
YoungTek Electronics Corp.	1,146	2,625
		137,680,417
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		165,102,360
SOFTWARE - 22.8%
Application Software - 11.4%
ANSYS, Inc. (a)	37,553	2,271,581
AsiaInfo-Linkage, Inc. (a)	8,641	101,359

	Shares	Value
Aspen Technology, Inc. (a)	210,537	$ 3,791,771
Autodesk, Inc. (a)	183,190	6,594,840
AutoNavi Holdings Ltd. ADR (a)	54,221	598,600
BroadSoft, Inc. (a)(d)	78,565	2,190,392
Cadence Design Systems, Inc. (a)	7,487	79,063
Citrix Systems, Inc. (a)	174,870	11,403,273
Concur Technologies, Inc. (a)	102,775	5,380,271
Convio, Inc. (a)	36,934	588,359
Descartes Systems Group, Inc. (a)	179,500	1,439,222
Informatica Corp. (a)	40,976	1,733,285
Intuit, Inc.	12,322	695,454
JDA Software Group, Inc. (a)	19,341	569,979
Jive Software, Inc.	1,700	25,245
Kingdee International Software Group Co. Ltd.	9,620,800	2,865,678
Magma Design Automation, Inc. (a)	47,800	342,248
Manhattan Associates, Inc. (a)	4,557	200,007
MicroStrategy, Inc. Class A (a)	22,300	2,567,176
Nuance Communications, Inc. (a)	54,516	1,554,796
Parametric Technology Corp. (a)	170,322	4,287,005
Pegasystems, Inc. (d)	64,865	1,839,571
PROS Holdings, Inc. (a)	8,633	140,027
QLIK Technologies, Inc. (a)	75,287	2,123,093
RealPage, Inc. (a)	34,200	879,624
salesforce.com, Inc. (a)	137,953	16,112,910
SolarWinds, Inc. (a)	105,164	3,324,234
SuccessFactors, Inc. (a)	26,100	1,038,780
Synchronoss Technologies, Inc. (a)	30,216	1,009,819
Synopsys, Inc. (a)	2,500	72,950
Taleo Corp. Class A (a)	107,903	3,885,587
TIBCO Software, Inc. (a)	2,642	68,877
TiVo, Inc. (a)	8,000	83,040
VanceInfo Technologies, Inc. ADR (a)(d)	98,753	1,241,325
		81,099,441
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,800	71,572
NCsoft Corp.	2,610	684,295
		755,867
Systems Software - 11.3%
Ariba, Inc. (a)	148,719	4,060,029
Check Point Software Technologies Ltd. (a)	13,297	748,488
CommVault Systems, Inc. (a)	117,444	5,519,868
DemandTec, Inc. (a)	36,900	486,342
Fortinet, Inc. (a)	132,348	3,018,858
Microsoft Corp.	1,052,303	31,074,508
NetSuite, Inc. (a)	32,168	1,347,196
Oracle Corp.	805,711	22,721,050
Red Hat, Inc. (a)	129,194	5,990,726
Sourcefire, Inc. (a)	44,266	1,373,131
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Symantec Corp. (a)	4,000	$ 68,760
VMware, Inc. Class A (a)	36,489	3,330,351
		79,739,307
TOTAL SOFTWARE		161,594,615
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	67,349	3,079,196
TOTAL COMMON STOCKS (Cost $643,249,721)		673,308,415
Convertible Bonds - 0.5%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,250,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	1,830,360
TOTAL CONVERTIBLE BONDS (Cost $2,975,658)		3,080,421
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $183,894)	180,662	180,662
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	27,524,099	$ 27,524,099
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,943,057	19,943,057
TOTAL MONEY MARKET FUNDS (Cost $47,467,156)		47,467,156
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $693,876,429)	724,036,654
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(14,021,482)
NET ASSETS - 100%	$ 710,015,172
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,400 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,127,562 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 947,157
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 185,227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,365
Fidelity Securities Lending Cash Central Fund	420,607
Total	$ 439,972
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 673,308,415	$ 669,249,987	$ 3,111,528	$ 946,900
Convertible Bonds	3,080,421	-	3,080,421	-
Master Notes	180,662	-	-	180,662
Money Market Funds	47,467,156	47,467,156	-	-
Total Investments in Securities:	$ 724,036,654	$ 716,717,143	$ 6,191,949	$ 1,127,562
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,357,916
Total Realized Gain (Loss)	(3,162,588)
Total Unrealized Gain (Loss)	3,022,590
Cost of Purchases	-
Proceeds of Sales	(89,712)
Amortization/Accretion	(644)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,127,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,809

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.7%
Cayman Islands	3.8%
Taiwan	2.7%
Netherlands	2.7%
Japan	2.0%
Bermuda	1.3%
Korea (South)	1.2%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,369,162) - See accompanying schedule: Unaffiliated issuers (cost $646,409,273)	$ 676,569,498
Fidelity Central Funds (cost $47,467,156)	47,467,156
Total Investments (cost $693,876,429)		$ 724,036,654
Foreign currency held at value (cost $1,416,597)		1,416,597
Receivable for investments sold		44,562,865
Receivable for fund shares sold		857,499
Dividends receivable		120,940
Interest receivable		32,399
Distributions receivable from Fidelity Central Funds		22,515
Prepaid expenses		1,828
Other receivables		37,371
Total assets		771,088,668

Liabilities
Payable for investments purchased	$ 39,208,890
Payable for fund shares redeemed	1,151,710
Accrued management fee	320,749
Distribution and service plan fees payable	223,390
Other affiliated payables	183,335
Other payables and accrued expenses	42,365
Collateral on securities loaned, at value	19,943,057
Total liabilities		61,073,496

Net Assets		$ 710,015,172
Net Assets consist of:
Paid in capital		$ 830,061,578
Accumulated net investment loss		(2,691,729)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,503,660)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,148,983
Net Assets		$ 710,015,172

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($336,801,920 ÷ 13,794,486 shares)	$ 24.42

Maximum offering price per share (100/94.25 of $24.42)	$ 25.91
Class T: Net Asset Value and redemption price per share ($179,444,739 ÷ 7,603,604 shares)	$ 23.60

Maximum offering price per share (100/96.50 of $23.60)	$ 24.46
Class B: Net Asset Value and offering price per share ($20,462,716 ÷ 932,859 shares)A	$ 21.94

Class C: Net Asset Value and offering price per share ($81,572,117 ÷ 3,702,266 shares)A	$ 22.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,733,680 ÷ 3,586,331 shares)	$ 25.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,196,874
Interest		144,985
Income from Fidelity Central Funds (including $420,607 from security lending)		439,972
Total income		1,781,831

Expenses
Management fee	$ 1,911,295
Transfer agent fees	1,007,805
Distribution and service plan fees	1,351,568
Accounting and security lending fees	126,517
Custodian fees and expenses	52,357
Independent trustees' compensation	2,368
Registration fees	58,497
Audit	25,354
Legal	2,134
Miscellaneous	3,191
Total expenses before reductions	4,541,086
Expense reductions	(67,550)	4,473,536
Net investment income (loss)		(2,691,705)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,775,352)
Foreign currency transactions	33,005
Total net realized gain (loss)		(8,742,347)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,191,446)
Assets and liabilities in foreign currencies	(14,252)
Total change in net unrealized appreciation (depreciation)		(14,205,698)
Net gain (loss)		(22,948,045)
Net increase (decrease) in net assets resulting from operations		$ (25,639,750)

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,691,705)	$ (6,857,636)
Net realized gain (loss)	(8,742,347)	189,083,406
Change in net unrealized appreciation (depreciation)	(14,205,698)	(20,605,446)
Net increase (decrease) in net assets resulting from operations	(25,639,750)	161,620,324
Share transactions - net increase (decrease)	(33,562,458)	(15,631,022)
Redemption fees	17,740	32,306
Total increase (decrease) in net assets	(59,184,468)	146,021,608

Net Assets
Beginning of period	769,199,640	623,178,032
End of period (including accumulated net investment loss of $2,691,729 and accumulated net investment loss of $24, respectively)	$ 710,015,172	$ 769,199,640

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.16)	.02 H	(.10)	(.17)
Net realized and unrealized gain (loss)	(.65)	5.49	3.96	(1.03)	(3.41)	5.13
Total from investment operations	(.72)	5.31	3.80	(1.01)	(3.51)	4.96
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.42	$ 25.14	$ 19.83	$ 16.03	$ 17.04	$ 20.55
Total Return B, C, D	(2.86)%	26.78%	23.71%	(5.93)%	(17.08)%	31.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.18%	1.21%	1.23%	1.21%	1.25%
Expenses net of fee waivers, if any	1.19% A	1.18%	1.21%	1.23%	1.21%	1.25%
Expenses net of all reductions	1.17% A	1.16%	1.18%	1.22%	1.19%	1.24%
Net investment income (loss)	(.65)% A	(.73)%	(.83)%	.17% H	(.49)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,802	$ 375,609	$ 312,659	$ 258,433	$ 275,117	$ 309,105
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28
Income from Investment Operations
Net investment income (loss) E	(.10)	(.23)	(.20)	(.01) H	(.14)	(.21)
Net realized and unrealized gain (loss)	(.63)	5.32	3.85	(1.02)	(3.33)	5.02
Total from investment operations	(.73)	5.09	3.65	(1.03)	(3.47)	4.81
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 24.33	$ 19.24	$ 15.59	$ 16.62	$ 20.09
Total Return B, C, D	(3.00)%	26.46%	23.41%	(6.20)%	(17.27)%	31.48%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.43%	1.46%	1.49%	1.46%	1.51%
Expenses net of fee waivers, if any	1.44% A	1.43%	1.46%	1.49%	1.46%	1.51%
Expenses net of all reductions	1.42% A	1.40%	1.44%	1.48%	1.45%	1.49%
Net investment income (loss)	(.90)% A	(.98)%	(1.09)%	(.09)% H	(.74)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,445	$ 196,913	$ 169,049	$ 151,170	$ 173,917	$ 260,339
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.27)	(.07) H	(.23)	(.28)
Net realized and unrealized gain (loss)	(.58)	4.99	3.61	(.98)	(3.15)	4.79
Total from investment operations	(.73)	4.66	3.34	(1.05)	(3.38)	4.51
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.94	$ 22.67	$ 18.01	$ 14.67	$ 15.72	$ 19.10
Total Return B, C, D	(3.22)%	25.87%	22.77%	(6.68)%	(17.70)%	30.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.93%	1.96%	1.98%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94% A	1.93%	1.96%	1.98%	1.96%	2.01%
Expenses net of all reductions	1.92% A	1.91%	1.94%	1.97%	1.94%	2.00%
Net investment income (loss)	(1.40)% A	(1.49)%	(1.59)%	(.58)% H	(1.24)%	(1.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,463	$ 25,508	$ 29,176	$ 30,580	$ 47,294	$ 102,655
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.28)	(.07) H	(.23)	(.29)
Net realized and unrealized gain (loss)	(.59)	5.01	3.63	(.98)	(3.16)	4.81
Total from investment operations	(.74)	4.68	3.35	(1.05)	(3.39)	4.52
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 22.03	$ 22.77	$ 18.09	$ 14.74	$ 15.79	$ 19.18
Total Return B, C, D	(3.25)%	25.87%	22.73%	(6.65)%	(17.67)%	30.83%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.92%	1.96%	1.98%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94% A	1.92%	1.96%	1.98%	1.96%	2.01%
Expenses net of all reductions	1.92% A	1.90%	1.93%	1.97%	1.94%	1.99%
Net investment income (loss)	(1.40)% A	(1.48)%	(1.58)%	(.58)% H	(1.24)%	(1.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,572	$ 89,819	$ 70,017	$ 55,645	$ 63,590	$ 86,974
Portfolio turnover rate G	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11)	(.11)	.06 G	(.04)	(.11)
Net realized and unrealized gain (loss)	(.68)	5.73	4.12	(1.07)	(3.54)	5.30
Total from investment operations	(.72)	5.62	4.01	(1.01)	(3.58)	5.19
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.58	$ 26.30	$ 20.68	$ 16.67	$ 17.68	$ 21.26
Total Return B, C	(2.74)%	27.18%	24.06%	(5.71)%	(16.84)%	32.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.87%	.92%	.98%	.94%	.93%
Expenses net of fee waivers, if any	.88% A	.87%	.92%	.98%	.94%	.93%
Expenses net of all reductions	.86% A	.85%	.90%	.97%	.92%	.92%
Net investment income (loss)	(.34)% A	(.43)%	(.55)%	.42% G	(.22)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,734	$ 81,350	$ 42,277	$ 26,285	$ 22,021	$ 21,111
Portfolio turnover rate F	225% A	167%	115%	225%	214%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2 . For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,583,990
Gross unrealized depreciation	(49,463,997)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,119,993

Tax cost	$ 700,916,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (132,837,596)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $749,936,696 and $810,214,618, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 413,657	$ 3,156
Class T	.25%	.25%	437,146	-
Class B	.75%	.25%	106,253	79,802
Class C	.75%	.25%	394,512	54,896
			$ 1,351,568	$ 137,854

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,203
Class T	5,485
Class B*	12,656
Class C*	6,403
$ 49,747

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 497,567.30
Class T	266,434.30
Class B	32,010.30
Class C	118,484.30
Institutional Class	93,310.24
	$ 1,007,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,310 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $978 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $3,636 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $67,513 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,191,367	3,825,268	$ 27,376,639	$ 95,895,792
Shares redeemed	(2,335,510)	(4,656,846)	(53,558,317)	(115,935,925)
Net increase (decrease)	(1,144,143)	(831,578)	$ (26,181,678)	$ (20,040,133)
Class T
Shares sold	460,399	1,318,401	$ 10,346,418	$ 31,818,569
Shares redeemed	(948,796)	(2,014,796)	(20,932,846)	(47,878,372)
Net increase (decrease)	(488,397)	(696,395)	$ (10,586,428)	$ (16,059,803)
Class B
Shares sold	34,392	98,795	$ 716,198	$ 2,198,114
Shares redeemed	(226,522)	(593,453)	(4,699,641)	(13,054,972)
Net increase (decrease)	(192,130)	(494,658)	$ (3,983,443)	$ (10,856,858)
Class C
Shares sold	249,537	982,784	$ 5,238,024	$ 22,502,223
Shares redeemed	(491,044)	(908,933)	(10,119,473)	(20,073,701)
Net increase (decrease)	(241,507)	73,851	$ (4,881,449)	$ 2,428,522
Institutional Class
Shares sold	1,131,581	2,740,439	$ 27,421,818	$ 73,729,514
Shares redeemed	(638,336)	(1,692,072)	(15,351,278)	(44,832,264)
Net increase (decrease)	493,245	1,048,367	$ 12,070,540	$ 28,897,250

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,001.40	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.34
Class T	1.51%
Actual		$ 1,000.00	$ 1,000.60	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.66
Class B	2.00%
Actual		$ 1,000.00	$ 997.60	$ 10.04
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 10.13
Class C	1.98%
Actual		$ 1,000.00	$ 997.80	$ 9.94
HypotheticalA		$ 1,000.00	$ 1,015.18	$ 10.03
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,002.80	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	10.6	0.0
FirstEnergy Corp.	8.4	7.1
NextEra Energy, Inc.	7.9	10.0
Edison International	7.5	7.1
Sempra Energy	7.5	4.2
PG&E Corp.	6.1	4.8
Dominion Resources, Inc.	5.2	0.0
Progress Energy, Inc.	4.9	0.0
The AES Corp.	4.9	5.7
American Electric Power Co., Inc.	4.8	4.9
	67.8
Top Industries (% of fund's net assets)
As of January 31, 2012
Electric Utilities	44.5%
Multi-Utilities	30.3%
Independent Power Producers & Energy Traders	11.5%
Gas Utilities	5.2%
Oil, Gas & Consumable Fuels	3.7%
All Others*	4.8%

As of July 31, 2011
Electric Utilities	47.6%
Multi-Utilities	22.1%
Independent Power Producers & Energy Traders	21.2%
Gas Utilities	5.8%
Oil, Gas & Consumable Fuels	2.1%
All Others*	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
ELECTRIC UTILITIES - 44.5%
Electric Utilities - 44.5%
American Electric Power Co., Inc.	212,600	$ 8,410,456
Duke Energy Corp.	867,848	18,493,842
Edison International	318,835	13,084,988
FirstEnergy Corp.	345,791	14,599,296
ITC Holdings Corp.	8,110	597,788
NextEra Energy, Inc.	228,533	13,677,700
Progress Energy, Inc.	158,129	8,591,149
		77,455,219
GAS UTILITIES - 5.2%
Gas Utilities - 5.2%
National Fuel Gas Co.	44,369	2,230,873
ONEOK, Inc.	81,200	6,752,592
		8,983,465
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.5%
Independent Power Producers & Energy Traders - 11.5%
Calpine Corp. (a)	340,392	4,969,723
Constellation Energy Group, Inc.	161,782	5,893,718
GenOn Energy, Inc. (a)	259,700	553,161
The AES Corp. (a)	669,698	8,545,346
		19,961,948
MULTI-UTILITIES - 30.3%
Multi-Utilities - 30.3%
CenterPoint Energy, Inc.	410,068	7,573,956
Dominion Resources, Inc.	181,591	9,086,814
NiSource, Inc.	348,549	7,922,519
OGE Energy Corp.	83,049	4,389,970
PG&E Corp.	262,200	10,661,052
Sempra Energy	229,431	13,054,624
		52,688,935

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.7%
Oil & Gas Refining & Marketing - 1.0%
Sunoco, Inc.	45,000	$ 1,726,200
Oil & Gas Storage & Transport - 2.7%
El Paso Corp.	103,600	2,783,732
Williams Companies, Inc.	64,500	1,858,890
		4,642,622
TOTAL OIL, GAS & CONSUMABLE FUELS		6,368,822
WATER UTILITIES - 3.1%
Water Utilities - 3.1%
American Water Works Co., Inc.	162,425	5,478,595
TOTAL COMMON STOCKS (Cost $167,131,614)		170,936,984
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b) (Cost $1,411,526)	1,411,526	1,411,526
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $168,543,140)	172,348,510
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,499,572
NET ASSETS - 100%	$ 173,848,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,647
Fidelity Securities Lending Cash Central Fund	11,856
Total	$ 13,503
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $167,131,614)	$ 170,936,984
Fidelity Central Funds (cost $1,411,526)	1,411,526
Total Investments (cost $168,543,140)		$ 172,348,510
Receivable for investments sold		11,366,539
Receivable for fund shares sold		217,731
Dividends receivable		49,532
Distributions receivable from Fidelity Central Funds		112
Prepaid expenses		357
Other receivables		3,609
Total assets		183,986,390

Liabilities
Payable for investments purchased	$ 9,582,773
Payable for fund shares redeemed	333,340
Accrued management fee	82,805
Distribution and service plan fees payable	65,780
Other affiliated payables	48,480
Other payables and accrued expenses	25,130
Total liabilities		10,138,308

Net Assets		$ 173,848,082
Net Assets consist of:
Paid in capital		$ 209,655,658
Distributions in excess of net investment income		(82,912)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,530,034)
Net unrealized appreciation (depreciation) on investments		3,805,370
Net Assets		$ 173,848,082

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,053,008 ÷ 4,596,184 shares)	$ 18.72

Maximum offering price per share (100/94.25 of $18.72)	$ 19.86
Class T: Net Asset Value and redemption price per share ($36,662,450 ÷ 1,954,738 shares)	$ 18.76

Maximum offering price per share (100/96.50 of $18.76)	$ 19.44
Class B: Net Asset Value and offering price per share ($7,050,406 ÷ 379,497 shares)A	$ 18.58

Class C: Net Asset Value and offering price per share ($30,474,096 ÷ 1,652,735 shares)A	$ 18.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,608,122 ÷ 716,034 shares)	$ 19.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,900,595
Income from Fidelity Central Funds		13,503
Total income		2,914,098

Expenses
Management fee	$ 463,366
Transfer agent fees	246,507
Distribution and service plan fees	371,212
Accounting and security lending fees	32,270
Custodian fees and expenses	4,826
Independent trustees' compensation	547
Registration fees	45,733
Audit	27,387
Legal	1,210
Miscellaneous	2,179
Total expenses		1,195,237
Net investment income (loss)		1,718,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,347,243
Foreign currency transactions	(4,830)
Total net realized gain (loss)		4,342,413
Change in net unrealized appreciation (depreciation) on investment securities		(5,871,073)
Net gain (loss)		(1,528,660)
Net increase (decrease) in net assets resulting from operations		$ 190,201

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,718,861	$ 2,899,329
Net realized gain (loss)	4,342,413	15,534,119
Change in net unrealized appreciation (depreciation)	(5,871,073)	4,885,719
Net increase (decrease) in net assets resulting from operations	190,201	23,319,167
Distributions to shareholders from net investment income	(3,107,112)	(2,864,390)
Share transactions - net increase (decrease)	17,143,363	3,898,632
Redemption fees	5,927	2,026
Total increase (decrease) in net assets	14,232,379	24,355,435

Net Assets
Beginning of period	159,615,703	135,260,268
End of period (including distributions in excess of net investment income of $82,912 and undistributed net investment income of $1,305,339, respectively)	$ 173,848,082	$ 159,615,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20
Income from Investment Operations
Net investment income (loss) E	.21	.39	.40	.35	.24	.21
Net realized and unrealized gain (loss)	(.19)	2.50	1.32	(5.10)	(.38)	3.56
Total from investment operations	.02	2.89	1.72	(4.75)	(.14)	3.77
Distributions from net investment income	(.39)	(.39)	(.40)	(.26)	(.32)	(.23)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.72	$ 19.09	$ 16.59	$ 15.27	$ 20.28	$ 20.74
Total Return B, C, D	.14%	17.71%	11.42%	(23.44)%	(.82)%	22.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.25% A	1.24%	1.26%	1.26%	1.21%	1.27%
Expenses net of fee waivers, if any	1.25% A	1.24%	1.26%	1.26%	1.21%	1.27%
Expenses net of all reductions	1.25% A	1.20%	1.22%	1.26%	1.21%	1.26%
Net investment income (loss)	2.27% A	2.18%	2.49%	2.37%	1.11%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,053	$ 78,312	$ 64,890	$ 66,064	$ 105,219	$ 94,842
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18
Income from Investment Operations
Net investment income (loss) E	.19	.35	.35	.31	.18	.15
Net realized and unrealized gain (loss)	(.19)	2.50	1.33	(5.10)	(.39)	3.56
Total from investment operations	- I	2.85	1.68	(4.79)	(.21)	3.71
Distributions from net investment income	(.33)	(.35)	(.36)	(.20)	(.24)	(.18)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.76	$ 19.09	$ 16.59	$ 15.27	$ 20.26	$ 20.71
Total Return B, C, D	.06%	17.39%	11.13%	(23.61)%	(1.11)%	21.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.52%	1.52%	1.47%	1.54%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.52%	1.52%	1.47%	1.54%
Expenses net of all reductions	1.51% A	1.46%	1.49%	1.52%	1.47%	1.54%
Net investment income (loss)	2.01% A	1.92%	2.23%	2.11%	.84%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,662	$ 35,701	$ 33,651	$ 33,989	$ 54,346	$ 62,592
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90
Income from Investment Operations
Net investment income (loss) E	.14	.25	.27	.24	.08	.05
Net realized and unrealized gain (loss)	(.19)	2.49	1.31	(5.04)	(.39)	3.52
Total from investment operations	(.05)	2.74	1.58	(4.80)	(.31)	3.57
Distributions from net investment income	(.23)	(.26)	(.28)	(.13)	(.08)	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.58	$ 18.86	$ 16.38	$ 15.08	$ 20.01	$ 20.40
Total Return B, C, D	(.24)%	16.87%	10.56%	(23.97)%	(1.59)%	21.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.99%	2.01%	2.01%	1.96%	2.04%
Expenses net of fee waivers, if any	2.00% A	1.99%	2.01%	2.01%	1.96%	2.04%
Expenses net of all reductions	2.00% A	1.95%	1.98%	2.01%	1.95%	2.03%
Net investment income (loss)	1.52% A	1.43%	1.74%	1.62%	.36%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,050	$ 7,773	$ 8,794	$ 10,634	$ 20,747	$ 43,845
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.14	.26	.27	.24	.08	.06
Net realized and unrealized gain (loss)	(.18)	2.46	1.30	(5.02)	(.39)	3.51
Total from investment operations	(.04)	2.72	1.57	(4.78)	(.31)	3.57
Distributions from net investment income	(.27)	(.27)	(.29)	(.13)	(.14)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 18.44	$ 18.75	$ 16.30	$ 15.02	$ 19.93	$ 20.38
Total Return B, C, D	(.22)%	16.85%	10.54%	(23.96)%	(1.58)%	21.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	1.98%	2.01%	2.01%	1.95%	1.99%
Expenses net of fee waivers, if any	1.98% A	1.98%	2.01%	2.01%	1.95%	1.99%
Expenses net of all reductions	1.98% A	1.94%	1.97%	2.01%	1.95%	1.99%
Net investment income (loss)	1.55% A	1.43%	1.74%	1.62%	.36%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,474	$ 26,915	$ 21,415	$ 22,352	$ 37,387	$ 43,292
Portfolio turnover rate G	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38
Income from Investment Operations
Net investment income (loss) D	.24	.45	.44	.39	.31	.29
Net realized and unrealized gain (loss)	(.20)	2.54	1.35	(5.17)	(.38)	3.58
Total from investment operations	.04	2.99	1.79	(4.78)	(.07)	3.87
Distributions from net investment income	(.44)	(.44)	(.45)	(.23)	(.36)	(.30)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.00	$ 19.40	$ 16.85	$ 15.51	$ 20.52	$ 20.95
Total Return B, C	.28%	18.05%	11.66%	(23.24)%	(.49)%	22.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.98%	1.00%	1.00%	.91%	.92%
Expenses net of fee waivers, if any	.97% A	.98%	1.00%	1.00%	.91%	.92%
Expenses net of all reductions	.97% A	.94%	.97%	1.00%	.90%	.92%
Net investment income (loss)	2.56% A	2.44%	2.75%	2.63%	1.41%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,608	$ 10,914	$ 6,511	$ 4,373	$ 5,704	$ 12,822
Portfolio turnover rate F	218% A	201%	216%	247%	77%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,675,822
Gross unrealized depreciation	(3,116,404)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,559,418

Tax cost	$ 168,789,092

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (13,867,918)
2018	(28,082,034)
Total capital loss carryforward	$ (41,949,952)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,082,698 and $180,202,699, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,394	$ 1,824
Class T	.25%	.25%	89,528	-
Class B	.75%	.25%	36,682	27,512
Class C	.75%	.25%	144,608	21,292
			$ 371,212	$ 50,628

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,604
Class T	6,866
Class B*	9,098
Class C*	909
$ 59,477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 121,217.30
Class T	56,285.31
Class B	11,125.30
Class C	40,153.28
Institutional Class	17,727.27
	$ 246,507

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,561 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,856. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 1,654,303	$ 1,536,373
Class T	639,462	680,070
Class B	91,242	128,700
Class C	419,210	350,529
Institutional Class	302,895	168,718
Total	$ 3,107,112	$ 2,864,390

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	864,208	951,835	$ 16,220,936	$ 17,339,635
Reinvestment of distributions	77,893	78,008	1,433,959	1,339,641
Shares redeemed	(447,953)	(840,008)	(8,343,876)	(15,213,828)
Net increase (decrease)	494,148	189,835	$ 9,311,019	$ 3,465,448
Class T
Shares sold	290,317	251,762	$ 5,434,277	$ 4,579,718
Reinvestment of distributions	32,850	37,445	606,115	644,378
Shares redeemed	(238,147)	(448,193)	(4,429,798)	(8,103,122)
Net increase (decrease)	85,020	(158,986)	$ 1,610,594	$ (2,879,026)
Class B
Shares sold	50,306	39,073	$ 929,402	$ 679,580
Reinvestment of distributions	4,324	6,858	79,307	116,904
Shares redeemed	(87,367)	(170,627)	(1,612,471)	(3,021,254)
Net increase (decrease)	(32,737)	(124,696)	$ (603,762)	$ (2,224,770)
Class C
Shares sold	392,436	405,545	$ 7,196,817	$ 7,271,889
Reinvestment of distributions	18,237	15,668	332,155	265,763
Shares redeemed	(193,485)	(299,716)	(3,517,586)	(5,335,908)
Net increase (decrease)	217,188	121,497	$ 4,011,386	$ 2,201,744
Institutional Class
Shares sold	387,876	343,779	$ 7,267,425	$ 6,436,483
Reinvestment of distributions	14,596	7,398	273,126	128,959
Shares redeemed	(248,911)	(175,049)	(4,726,425)	(3,230,206)
Net increase (decrease)	153,561	176,128	$ 2,814,126	$ 3,335,236

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank†

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-USAN-0312
1.789280.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012